                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST

                                (CLASS 1 SHARES)

                  --    Cash Management Portfolio
                  --    Corporate Bond Portfolio
                  --    Global Bond Portfolio
                  --    High-Yield Bond Portfolio
                  --    Worldwide High Income Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    Telecom Utility Portfolio
                  --    Equity Income Portfolio
                  --    Equity Index Portfolio
                  --    Growth-Income Portfolio
                  --    Federated American Leaders Portfolio
                  --    Davis Venture Value Portfolio
                  --    "Dogs" of Wall Street Portfolio
                  --    Alliance Growth Portfolio
                  --    Putnam Growth: Voyager Portfolio
                  --    Real Estate Portfolio
                  --    Small Company Value Portfolio
                  --    Aggressive Growth Portfolio
                  --    International Growth and Income Portfolio
                  --    Global Equities Portfolio
                  --    International Diversified Equities Portfolio
                  --    Emerging Markets Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     32

ACCOUNT INFORMATION.........................................     36

ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET
  PORTFOLIO.................................................     38

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     39

  Investment Strategies.....................................     39

GLOSSARY....................................................     46

  Investment Terminology....................................     46

  Risk Terminology..........................................     49

MANAGEMENT..................................................     53

  Information about the Investment Adviser and Manager......     53

  Information about the Subadvisers.........................     54

  Information about the Distributor.........................     55

  Portfolio Management......................................     56

  Custodian, Transfer and Dividend Paying Agent.............     65

FINANCIAL HIGHLIGHTS........................................     66

FOR MORE INFORMATION........................................     72

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, twenty-two of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 39, and the glossary that follows on page 46.


                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

"HIGH QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  Corporate Bond           high total return with     invests, under normal circumstances,
  Portfolio                only moderate price risk   at least 80% of net assets in fixed
                                                      income securities, but invests
                                                      primarily in investment grade fixed
                                                      income securities; may invest up to
                                                      35% in fixed income securities rated
                                                      below investment grade
-----------------------------------------------------------------------------------------------
  Global Bond Portfolio    high total return,         invests, under normal circumstances,
                           emphasizing current        at least 80% of net assets in high
                           income and, to a lesser    quality fixed income securities of
                           extent, capital            U.S. and foreign issuers and
                           appreciation               transactions in foreign currencies
-----------------------------------------------------------------------------------------------
  High-Yield Bond          high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in
                           appreciation               intermediate and long-term corporate
                                                      obligations, emphasizing high-yield,
                                                      high-risk fixed income securities
                                                      (junk bonds) with a primary focus on
                                                      "B" rated high-yield bonds
-----------------------------------------------------------------------------------------------
  Worldwide High Income    high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in high
                           appreciation               income securities of issuers located
                                                      throughout the world
-----------------------------------------------------------------------------------------------

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.



-----------------------------------------------------------------------------------------------
                                      BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Telecom Utility          high current income and    invests, under normal circumstances,
  Portfolio                moderate capital           at least 80% of net assets in equity
                           appreciation               and debt securities of utility
                                                      companies
-----------------------------------------------------------------------------------------------
  Equity Income            long-term capital          invests primarily in equity
  Portfolio                appreciation and income    securities of companies which the
                                                      Subadviser believes are characterized
                                                      by the ability to pay above-average
                                                      dividends, the ability to finance
                                                      expected growth and strong management
-----------------------------------------------------------------------------------------------
  Equity Index Portfolio   investment results that    invests, under normal circumstances,
                           correspond with the        at least 80% of net assets in common
                           performance of the         stocks included in the S&P 500(R)
                           Standard & Poor's 500(R)
                           Composite Stock Price
                           Index (S&P 500(R))
-----------------------------------------------------------------------------------------------
  Growth-Income            growth of capital and      invests primarily in common stocks or
  Portfolio                income                     securities that demonstrate the
                                                      potential for appreciation and/or
                                                      dividends
-----------------------------------------------------------------------------------------------
  Federated American       growth of capital and      invests primarily in the securities
  Leaders Portfolio        income                     of high quality companies
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  "Dogs" of Wall Street    total return (including    invests in thirty high dividend
  Portfolio                capital appreciation and   yielding common stocks selected
                           current income)            annually from the Dow Jones
                                                      Industrial Average and the broader
                                                      market (see page 38 for additional
                                                      information about the investment
                                                      strategy for the "Dogs" of Wall
                                                      Street Portfolio)
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  Putnam Growth: Voyager   capital appreciation       invests primarily in common stocks of
  Portfolio                                           U.S. companies, with a focus on
                                                      growth stocks issued by companies the
                                                      Subadviser believes have
                                                      above-average growth potential and
                                                      whose earnings are likely to increase
                                                      over time
-----------------------------------------------------------------------------------------------

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



-------------------------------------------------------------------------------------------------
                                        EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
-------------------------------------------------------------------------------------------------
  Real Estate Portfolio    total return through a     invests, under normal circumstances, at
                           combination of growth      least 80% of net assets in securities
                           and income                 of companies principally engaged in or
                                                      related to the real estate industry or
                                                      that own significant real estate assets
                                                      or that primarily invest in real estate
                                                      financial instruments
-------------------------------------------------------------------------------------------------
  Small Company Value      long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in a broadly
                                                      diversified portfolio of equity
                                                      securities of small companies generally
                                                      with market capitalizations ranging
                                                      from approximately $39 million to $2.9
                                                      billion
-------------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity securities
  Portfolio                                           of high growth companies including
                                                      small and medium sized growth companies
                                                      with market capitalizations of $1.5
                                                      billion to $15 billion
-------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                    INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
------------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the potential
                                                      for appreciation and engages in
                                                      transactions in foreign currencies;
                                                      under normal circumstances, at least
                                                      80% of net assets of the Portfolio
                                                      will be invested in equity securities
------------------------------------------------------------------------------------------------
  International            long-term capital          invests primarily (in accordance with
  Diversified Equities     appreciation               country and sector weightings
  Portfolio                                           determined by its Subadviser) in
                                                      securities of foreign issuers that, in
                                                      the aggregate, replicate broad country
                                                      and sector indices; under normal
                                                      circumstances at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
------------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser believes
                                                      have above-average growth prospects
                                                      primarily in emerging markets outside
                                                      the U.S.
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 39 describe various additional risks.

    Risks of Investing in Equity Securities

    The EQUITY INCOME, EQUITY INDEX, GROWTH-INCOME, FEDERATED AMERICAN LEADERS, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, PUTNAM GROWTH:
    VOYAGER, REAL ESTATE, SMALL COMPANY VALUE, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED and TELECOM UTILITY PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, PUTNAM GROWTH: VOYAGER, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FEDERATED AMERICAN LEADERS, TELECOM UTILITY, DAVIS VENTURE VALUE and SMALL COMPANY VALUE PORTFOLIOS.

    Risks of Investing in Bonds

    The CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED and TELECOM UTILITY PORTFOLIOS may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest predominantly in junk bonds, which are considered speculative. The CORPORATE BOND, EQUITY INCOME and REAL ESTATE PORTFOLIOS also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The WORLDWIDE HIGH INCOME, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS invest significantly in emerging market countries. In addition, the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the SMALL COMPANY VALUE, GROWTH-INCOME, ALLIANCE GROWTH, PUTNAM GROWTH: VOYAGER, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    Each of the EQUITY INDEX and "DOGS" OF WALL STREET PORTFOLIOS will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If a Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolios will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolios may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Utility Securities

    The TELECOM UTILITY PORTFOLIO invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including:
    (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
    (vii) potential effect of deregulation.

    Risks of Investing in Real Estate Securities

    The REAL ESTATE PORTFOLIO invests primarily in the real estate industry. The Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolio's investments are, and likely will continue to be, interests in Real Estate Investment Trusts ("REITs").

    Risks of Investing in "Non-Diversified" Portfolios

    The GLOBAL BOND, WORLDWIDE HIGH INCOME and "DOGS" OF WALL STREET PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    3.80%
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.19%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                             0.63%          3.30%           4.10%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           CORPORATE BOND PORTFOLIO CLASS 1
                                                           --------------------------------
1994                                                                    -3.19%
1995                                                                    17.78%
1996                                                                     4.49%
1997                                                                    10.90%
1998                                                                     6.05%
1999                                                                    -1.85%
2000                                                                     5.03%
2001                                                                     7.59%
2002                                                                     7.46%
2003                                                                    11.94%

During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -2.89% (quarter ended 03/31/94). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.71%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS          YEARS
---------------------------------------------------------------------------------
 Corporate Bond Portfolio   Class 1        11.94%          5.93%           6.46%
---------------------------------------------------------------------------------
 Lehman Brothers Corporate Bond Index(1)    8.24%          7.05%           7.40%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GLOBAL BOND PORTFOLIO CLASS 1
                                                              -----------------------------
1994                                                                     -4.65%
1995                                                                     17.64%
1996                                                                      9.36%
1997                                                                     10.03%
1998                                                                     10.87%
1999                                                                     -1.05%
2000                                                                      9.27%
2001                                                                      5.05%
2002                                                                      5.88%
2003                                                                      3.58%

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -3.97% (quarter ended 03/31/94). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.13%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS          YEARS
---------------------------------------------------------------------------------
 Global Bond Portfolio Class 1              3.58%          4.49%           6.43%
---------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond
   Index (hedged)(1)                        2.09%          5.55%           7.17%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

--------------------------------------------------------------------------------

                           HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           HIGH-YIELD BOND PORTFOLIO CLASS 1
                                                           ---------------------------------
1994                                                                    -5.52%
1995                                                                    14.24%
1996                                                                    14.57%
1997                                                                    14.42%
1998                                                                    -2.95%
1999                                                                     6.50%
2000                                                                    -9.30%
2001                                                                    -4.30%
2002                                                                    -5.93%
2003                                                                    31.74%

During the period shown in the bar chart, the highest return for a quarter was 11.49% (quarter ended 06/30/03) and the lowest return for a quarter was -8.40% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.62%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio Class 1                            31.74%          2.76%           4.64%
----------------------------------------------------------------------------------------------------
 Merrill Lynch High-Yield Master Index(1)                     27.23%          5.47%           7.23%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Merrill Lynch High-Yield Master Index includes publicly placed, nonconvertible, coupon-bearing U.S. domestic debt with a maturity of at least one year. Par amounts of all issues at the beginning and ending of each reporting period must be at least $10,000. Issues included in the index must have a rating that is less than investment grade but not in default.

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                    WORLDWIDE HIGH INCOME PORTFOLIO CLASS 1
                                                    ---------------------------------------
1995                                                                 20.97%
1996                                                                 25.32%
1997                                                                 15.54%
1998                                                                -17.07%
1999                                                                 19.31%
2000                                                                 -2.96%
2001                                                                 -3.20%
2002                                                                 -0.39%
2003                                                                 25.94%

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.87%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Worldwide High Income Portfolio Class 1                     25.94%           7.05%             7.84%
-------------------------------------------------------------------------------------------------------
 First Boston High-Yield Bond Index(2)                       27.94%           6.44%             8.09%
-------------------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Global Index(3)                            25.66%          15.40%            13.76%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            26.90%          10.81%            11.09%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.

(2) The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated B or lower.

(3) The J.P. Morgan EMBI Global Index is a market-weighted index composed of U.S. dollar denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(4) The Blended Index consists of 50% of First Boston High-Yield Bond Index and 50% of J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index for index comparison purposes of the asset and country composition of the Portfolio.

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.28%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                       15.07%          -1.40%            6.36%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            8.59%
-------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.10%           6.62%            7.62%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            16.89%           2.70%            8.21%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                           TELECOM UTILITY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           TELECOM UTILITY PORTFOLIO CLASS 1
                                                           ---------------------------------
1997                                                                     25.73%
1998                                                                     14.04%
1999                                                                      1.78%
2000                                                                     -9.00%
2001                                                                    -13.76%
2002                                                                    -23.77%
2003                                                                     18.75%

During the period shown in the bar chart, the highest return for a quarter was 15.95% (quarter ended 06/30/03) and the lowest return for a quarter was -18.24% (quarter ended 9/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.41%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)     YEAR           YEARS         INCEPTION(1)
------------------------------------------------------------------------------------
 Telecom Utility Portfolio Class 1        18.75%          -6.28%            1.66%
------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                      28.67%          -0.57%            8.59%
------------------------------------------------------------------------------------
 S&P Utility Index(3)                     26.17%          -2.59%            4.14%
------------------------------------------------------------------------------------
 S&P Telecommunication Services
   Index(4)                                7.18%         -14.68%            0.05%
------------------------------------------------------------------------------------
 Blended Index(5)                         13.70%          -9.42%            2.49%
------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

(4) The S&P Telecommunication Services Index is comprised of the companies listed in the telecommunications sectors of the S&P 400(R), 500(R), and 600(R). Created in July of 1996, the S&P Telecommunication Services Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers). Index change is a name change; the composition of the index remained substantially consistent.

(5) The Blended Index is comprised of 35% S&P Utility Index and 65% S&P Telecommunication Services Index (formerly, the S&P Communications Service Index), on a market capitalization weighted basis.

--------------------------------------------------------------------------------

                            EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                             EQUITY INCOME PORTFOLIO CLASS 1
                                                             -------------------------------
1999                                                                       4.16%
2000                                                                      12.22%
2001                                                                      -4.22%
2002                                                                     -16.84%
2003                                                                      26.12%

During the period shown in the bar chart, the highest return for a quarter was 16.57% (quarter ended 06/30/03) and the lowest return for a quarter was -16.56% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.35%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                    PAST ONE       PAST FIVE        SINCE
 CALENDAR YEAR ENDED DECEMBER 31, 2003)                      YEAR           YEARS          INCEPTION(1)
-----------------------------------------------------------------------------------------------------
 Equity Income Portfolio Class 1                             26.12%           3.26%           4.24%
-----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%           0.92%
-----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is December 14, 1998. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                             EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              EQUITY INDEX PORTFOLIO CLASS 1
                                                              ------------------------------
1999                                                                      17.14%
2000                                                                      -9.46%
2001                                                                     -12.26%
2002                                                                     -22.42%
2003                                                                      27.80%

During the period shown in the bar chart, the highest return for a quarter was 15.08% (quarter ended 06/30/03) and the lowest return for a quarter was -17.20% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.59%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Equity Index Portfolio Class 1                              27.80%          -1.60%            -0.14%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%             0.92%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is December 14, 1998. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                            GROWTH-INCOME PORTFOLIO CLASS 1
                                                            -------------------------------
1994                                                                     -2.61%
1995                                                                     34.10%
1996                                                                     24.06%
1997                                                                     33.91%
1998                                                                     30.74%
1999                                                                     30.04%
2000                                                                     -8.34%
2001                                                                    -15.90%
2002                                                                    -21.15%
2003                                                                     25.62%

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -19.39% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.03%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Growth-Income Portfolio Class 1                              25.62%          -0.14%         10.91%
----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                          28.67%          -0.57%         11.07%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                      FEDERATED AMERICAN LEADERS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                               FEDERATED AMERICAN LEADERS PORTFOLIO CLASS 1
                                               --------------------------------------------
1997                                                              31.43%
1998                                                              17.96%
1999                                                               6.19%
2000                                                               2.39%
2001                                                              -2.33%
2002                                                             -19.78%
2003                                                              27.57%

During the period shown in the bar chart, the highest return for a quarter was 16.96% (quarter ended 06/30/03) and the lowest return for a quarter was -19.38% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.45%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Federated American Leaders Portfolio(2) Class 1             27.57%           1.68%            8.26%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(3)                                         28.67%          -0.57%            8.59%
-------------------------------------------------------------------------------------------------------
 S&P 500(R)/Barra Value Index(4)                             31.79%           1.95%            8.32%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) Prior to May 1, 2003, the Federated American Leaders Portfolio was named the Federated Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The S&P 500(R)/Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R)) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 1                       33.16%           4.55%            13.68%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            11.70%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                        "DOGS" OF WALL STREET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DOGS OF WALL STREET PORTFOLIO CLASS 1
                                                       -------------------------------------
1999                                                                  -7.08%
2000                                                                   2.94%
2001                                                                   7.91%
2002                                                                  -6.57%
2003                                                                  20.06%

During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended 06/30/99) and the lowest return for a quarter was -16.32% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.20%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street Portfolio Class 1                     20.06%           2.97%            2.47%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            1.62%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is April 1, 1998.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those of smaller companies.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    -2.16%
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.57%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 1                            25.76%          -4.44%         11.22%
----------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                              29.75%          -5.11%          9.21%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                        PUTNAM GROWTH: VOYAGER PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   PUTNAM GROWTH: VOYAGER PORTFOLIO CLASS 1
                                                   ----------------------------------------
1994                                                                -1.57%
1995                                                                24.75%
1996                                                                20.37%
1997                                                                32.48%
1998                                                                34.76%
1999                                                                29.71%
2000                                                               -18.06%
2001                                                               -24.16%
2002                                                               -26.41%
2003                                                                23.98%

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -19.65% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.93%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager Portfolio Class 1                     23.98%          -5.96%          6.85%
----------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                              29.75%          -5.11%          9.21%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                             REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              REAL ESTATE PORTFOLIO CLASS 1
                                                              -----------------------------
1998                                                                     -15.36%
1999                                                                      -7.42%
2000                                                                      23.80%
2001                                                                       6.00%
2002                                                                       6.26%
2003                                                                      37.91%

During the period shown in the bar chart, the highest return for a quarter was 11.98% (quarter ended 06/30/99) and the lowest return for a quarter was -11.07% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 12.34%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Real Estate Portfolio Class 1                               37.91%          12.23%             9.17%
-------------------------------------------------------------------------------------------------------
 Morgan Stanley REIT Index(2)                                36.74%          14.12%            10.32%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

--------------------------------------------------------------------------------

                         SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                    SMALL COMPANY VALUE PORTFOLIO CLASS 1**
                                                    ---------------------------------------
1999                                                                 6.15%
2000                                                                17.04%
2001                                                                 4.50%
2002                                                                -8.63%
2003                                                                32.42%

During the period shown in the bar chart, the highest return for a quarter was 19.83% (quarter ended 06/30/03) and the lowest return for a quarter was -19.87% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.95%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Small Company Value Portfolio Class 1**                     32.42%           9.45%            10.32%
-------------------------------------------------------------------------------------------------------
 Russell 2000(R) Value Index(2)                              46.03%          12.28%            13.41%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

** Prior to August 28, 2002, the Portfolio was managed by U.S. Bancorp Asset Management. Franklin Advisory Services, LLC assumed subadvisory duties August 28, 2002.

(1) Inception date for Class 1 is December 14, 1998. The since inception return for the comparative index is as of the inception date month end.

(2) The Russell 2000(R) Value Index measures the performance of those Russell Top 2000 companies with lower price-to-book ratios and lower forecasted growth values.

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.18%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       28.57%          0.68%             4.91%
-------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  31.06%          0.37%             8.38%
-------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.49%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 International Growth and Income Portfolio Class 1           36.85%           1.13%            3.40%
-------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                                       38.59%          -0.05%            2.22%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           GLOBAL EQUITIES PORTFOLIO CLASS 1
                                                           ---------------------------------
1994                                                                      -0.3%
1995                                                                     19.16%
1996                                                                     14.18%
1997                                                                     15.06%
1998                                                                     22.86%
1999                                                                     30.94%
2000                                                                    -17.26%
2001                                                                    -18.11%
2002                                                                    -26.79%
2003                                                                     26.54%

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -20.67% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.86%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Global Equities Portfolio Class 1                            26.54%          -3.85%          4.65%
----------------------------------------------------------------------------------------------------
 MSCI World Index(SM)(1)                                      33.11%          -0.77%          7.14%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

--------------------------------------------------------------------------------

                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                                                  CLASS 1
                                                --------------------------------------------
1995                                                               10.34%
1996                                                                9.31%
1997                                                                6.37%
1998                                                               18.53%
1999                                                               24.59%
2000                                                              -18.32%
2001                                                              -24.02%
2002                                                              -28.48%
2003                                                               31.88%

During the period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ended 12/31/99) and the lowest return for a quarter was -26.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.20%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 International Diversified Equities Portfolio Class 1        31.88%          -6.12%            0.75%
-------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                                       38.59%          -0.05%            3.54%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 10.39%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio Class 1                          52.61%           9.47%            -0.11%
-------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM)(2)                     56.28%          10.64%            -0.34%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

                        (Page intentionally left blank)

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                                                                HIGH-YIELD
                                                  CASH MANAGEMENT        CORPORATE BOND        GLOBAL BOND         BOND
                                                     PORTFOLIO              PORTFOLIO           PORTFOLIO        PORTFOLIO
                                               ---------------------   -------------------   ---------------   -------------
                                                      CLASS 1                CLASS 1             CLASS 1          CLASS 1
                                               ---------------------   -------------------   ---------------   -------------
Management Fees                                        0.49%                  0.57%               0.69%            0.62%
Distribution and/or Service (12b-1) Fees(1)            0.00%                  0.00%               0.15%            0.25%
Other Expenses                                         0.05%                  0.07%               0.13%            0.11%
Total Annual Portfolio Operating Expenses(1)           0.54%                  0.64%               0.82%            0.73%

                                               WORLDWIDE HIGH INCOME   SUNAMERICA BALANCED   TELECOM UTILITY   EQUITY INCOME
                                                     PORTFOLIO              PORTFOLIO           PORTFOLIO      PORTFOLIO(2)
                                               ---------------------   -------------------   ---------------   -------------
                                                      CLASS 1                CLASS 1             CLASS 1          CLASS 1
                                               ---------------------   -------------------   ---------------   -------------
Management Fees                                        1.00%                  0.62%               0.75%            0.65%
Distribution and/or Service (12b-1) Fees(1)            0.00%                  0.00%               0.04%            0.00%
Other Expenses                                         0.15%                  0.07%               0.19%            1.12%
Total Annual Portfolio Operating Expenses(1)           1.15%                  0.69%               0.98%            1.77%

                                                                                                FEDERATED
                                                                                                AMERICAN       DAVIS VENTURE
                                                   EQUITY INDEX           GROWTH-INCOME          LEADERS           VALUE
                                                   PORTFOLIO(2)             PORTFOLIO           PORTFOLIO        PORTFOLIO
                                               ---------------------   -------------------   ---------------   -------------
                                                      CLASS 1                CLASS 1             CLASS 1          CLASS 1
                                               ---------------------   -------------------   ---------------   -------------
Management Fees                                        0.40%                  0.55%               0.70%            0.72%
Distribution and/or Service (12b-1) Fees(1)            0.00%                  0.04%               0.07%            0.00%
Other Expenses                                         0.22%                  0.05%               0.07%            0.05%
Total Annual Portfolio Operating Expenses(1)           0.62%                  0.64%               0.84%            0.77%

                                                                                                   PUTNAM
                                                                                                   GROWTH:
                                                "DOGS" OF WALL STREET      ALLIANCE GROWTH         VOYAGER        REAL ESTATE
                                                      PORTFOLIO               PORTFOLIO           PORTFOLIO        PORTFOLIO
                                               -----------------------   -------------------   ---------------   -------------
                                                       CLASS 1                 CLASS 1             CLASS 1          CLASS 1
                                               -----------------------   -------------------   ---------------   -------------
Management Fees                                          0.60%                  0.61%               0.83%            0.79%
Distribution and/or Service (12b-1) Fees(1)              0.00%                  0.02%               0.04%            0.00%
Other Expenses                                           0.11%                  0.05%               0.06%            0.09%
Total Annual Portfolio Operating Expenses(1)             0.71%                  0.68%               0.93%            0.88%

                                                                                              INTERNATIONAL
                                                                                                 GROWTH
                                                                                                   AND
                                                SMALL COMPANY VALUE     AGGRESSIVE GROWTH        INCOME
                                                   PORTFOLIO(2)             PORTFOLIO           PORTFOLIO
                                               ---------------------   -------------------   ---------------
                                                      CLASS 1                CLASS 1             CLASS 1
                                               ---------------------   -------------------   ---------------
Management Fees                                        1.00%                  0.71%               0.96%
Distribution and/or Service (12b-1) Fees(1)            0.00%                  0.00%               0.05%
Other Expenses                                         1.27%                  0.08%               0.24%
Total Annual Portfolio Operating Expenses(1)           2.27%                  0.79%               1.25%

                                                                          INTERNATIONAL         EMERGING
                                                   GLOBAL EQUITY           DIVERSIFIED           MARKETS
                                                     PORTFOLIO         EQUITIES PORTFOLIO       PORTFOLIO
                                               ---------------------   -------------------   ---------------
                                                      CLASS 1                CLASS 1             CLASS 1
                                               ---------------------   -------------------   ---------------
Management Fees                                        0.78%                  1.00%               1.25%
Distribution and/or Service (12b-1) Fees(1)            0.03%                  0.00%               0.11%
Other Expenses                                         0.14%                  0.23%               0.30%
Total Annual Portfolio Operating Expenses(1)           0.95%                  1.23%               1.66%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's distribution and/or service fees has been reduced. "Distribution and/or Service (12b-1) Fees" do not take into account this expense reduction and are therefore higher than the actual distribution fee of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

                                            CLASS 1
                                            -------
Telecom Utility Portfolio                    0.94%
Growth-Income Portfolio                      0.60%
Federated American Leaders Portfolio         0.77%
Alliance Growth Portfolio                    0.66%
Putnam Growth: Voyager Portfolio             0.89%
International Growth and Income
  Portfolio                                  1.20%
Global Equities Portfolio                    0.92%
Emerging Markets Portfolio                   1.55%

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio class does not exceed the amounts set forth below:

                                            CLASS 1
                                            -------
Equity Income Portfolio                      1.35%
Equity Index Portfolio                       0.55%
Growth Opportunities Portfolio               1.00%

 These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio.................................   $ 55     $173      $302      $  677
Corporate Bond Portfolio..................................     65      205       357         798
Global Bond Portfolio.....................................     84      262       455       1,014
High-Yield Bond Portfolio.................................     75      233       406         906
Worldwide High Income Portfolio...........................    117      365       633       1,398
SunAmerica Balanced Portfolio.............................     70      221       384         859
Telecom Utility Portfolio*................................    100      312       542       1,201
Equity Income Portfolio*..................................    180      557       959       2,084
Equity Index Portfolio*...................................     63      199       346         774
Growth-Income Portfolio*..................................     65      205       357         798
Federated American Leaders Portfolio*.....................     86      268       466       1,037
Davis Venture Value Portfolio.............................     79      246       428         954
"Dogs" of Wall Street Portfolio...........................     73      227       395         883
Alliance Growth Portfolio*................................     69      218       379         847
Putnam Growth: Voyager Portfolio*.........................     95      296       515       1,143
Real Estate Portfolio.....................................     90      281       488       1,084
Small Company Value Portfolio*............................    230      709     1,215       2,605
Aggressive Growth Portfolio...............................     81      252       439         978
International Growth and Income Portfolio*................    127      397       686       1,511
Global Equities Portfolio*................................     97      303       525       1,166
International Diversified Equities Portfolio..............    125      390       676       1,489
Emerging Markets Portfolio*...............................    169      523       902       1,965

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from directed brokerage arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Telecom Utility Portfolio.................................   $ 96     $300      $520      $1,155
Equity Income Portfolio...................................    137      428       739       1,624
Equity Index Portfolio....................................     56      176       307         689
Growth-Income Portfolio...................................     61      192       335         750
Federated American Leaders Portfolio......................     79      246       428         954
Alliance Growth Portfolio.................................     67      211       368         822
Putnam Growth: Voyager Portfolio..........................     91      284       493       1,096
Small Company Value Portfolio.............................    163      505       871       1,900
International Growth and Income Portfolio.................    122      381       660       1,455
Global Equities Portfolio.................................     94      293       509       1,131
Emerging Markets Portfolio................................    158      490       845       1,845

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Class 1 shares of each Portfolio (other than the Cash Management Portfolio) are also subject to distribution fees pursuant to a Rule 12b-1 plan. Each Portfolio may participate in directed brokerage programs whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor"). The Distributor will use the money to pay for expenses designed to promote the sale of shares of each Portfolio. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of Class 1 shares of each Portfolio. Because these distribution fees are paid for out of directed brokerage, these fees will not increase the cost of your investment or affect your return.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 1 shares are subject to distribution fees pursuant to a Rule 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance agent as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                        ADDITIONAL INFORMATION ABOUT THE
                        "DOGS" OF WALL STREET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT STRATEGY FOR THE "DOGS" OF WALL STREET PORTFOLIO

The "DOGS" OF WALL STREET PORTFOLIO employs a passively managed "buy and hold" strategy that annually selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the Portfolio will not change over the course of the year, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The annual selection of the thirty stocks that meet these criteria takes place no later than January 15th, on the basis of information as of the preceding December 31st. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser invests the additional funds in the selected stocks based on each stock's respective percentage of the Portfolio's assets. Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What are the         - Fixed income     - Fixed income     - Fixed income     - Fixed income     - Foreign
  Portfolio's            securities:        securities:        securities:        securities:        securities:
  principal              - U.S. treasury    - corporate        - U.S. and non-    - junk bonds       - emerging
  investments?             bills              bonds              U.S.             - convertible        market
                         - agency           - investment         government         bonds              government
                           discount           grade fixed        securities       - preferred          securities
                           notes              income           - investment         stocks           - emerging
                         - commercial         securities         grade            - zero coupon        market
                           paper            - junk bonds         corporate          and deferred       corporate
                         - corporate        - U.S.               bonds              interest           debt
                           debt               government       - mortgage and       bonds              instruments
                           instruments        securities         asset-backed                        - Eurobonds
                       - Short-term                              securities                          - Brady bonds
                         investments                         - Short-term                          - Junk bonds
                         - repurchase                          investments
                           agreements                        - Currency
                         - bank                                transactions
                           obligations                       - Foreign
                                                               securities
------------------------------------------------------------------------------------------------------------------------
  What other types of  N/A                - Fixed income     - Options and      - Equity           - Currency
  investments or                            securities:        futures            securities:        transactions
  strategies may the                        - preferred      - Forward            - convertible    - Illiquid
  Portfolio use to a                          stocks           commitments          securities       securities (up
  significant extent?                       - zero coupon,   - Mortgage and       - warrants         to 15%)
                                              deferred         currency swaps   - Fixed income     - Borrowing for
                                              interest and   - Credit,            securities:        temporary or
                                              PIK bonds        interest- rate     - U.S.             emergency
                                              (up to 35%)      and total            government       purposes
                                          - Foreign            return swaps         securities       (up to 33 1/3%)
                                            securities       - Hybrid             - investment
                                          - When-issued and    instruments          grade bonds
                                            delayed          - Deferred         - Foreign
                                            delivery           interest bonds     securities
                                            transactions     - Inverse          - PIK bonds
                                          - Illiquid           floaters         - Short-term
                                            securities (up   - Illiquid           investments
                                            to 15%)            securities (up
                                          - Pass-through       to 15%)
                                            securities       - Pass-through
                                          - Convertible        securities
                                            securities       - Borrowing for
                                                               temporary or
                                                               emergency
                                                               purposes
                                                               (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term       - Short-term       - Mortgage dollar  - Borrowing for    - Hybrid
  investments may the    investments        investments        rolls              temporary or       instruments
  Portfolio use as       - municipal      - Defensive        - Zero coupon,       emergency        - Options and
  part of efficient        obligations      investments        deferred           purposes           Futures
  portfolio                               - Options and        interest and       (up to 33 1/3%)  - Forward
  management or to                          futures            PIK bonds        - Illiquid           commitments
  enhance return?                           (up to 10%)      - Firm               securities
                                          - Borrowing for      commitments and    (up to 15%)
                                            temporary or       when-issued or   - Loan
                                            emergency          delayed --         participations
                                            purposes           delivery           and assignments
                                            (up to 33 1/3%)    transactions     - Short sales
                                          - Securities       - Forward          - Rights
                                            lending            commitments
                                            (up to 33 1/3%)  - Loan
                                          - Currency           participations
                                            transactions       and assignments
                                          - Currency swaps   - Securities
                                          - Credit swaps       lending (up to
                                          - Interest rate      33 1/3%)
                                            swaps, caps,     - Interest rate
                                            floors and         swaps, caps and
                                            collars            collars
                                          - Total return
                                            swaps
                                          - Hybrid
                                            instruments
------------------------------------------------------------------------------------------------------------------------
  What additional      - Interest rate    - Credit quality   - Interest rate    - Credit quality   - Foreign
  risks normally         fluctuations     - Interest rate      fluctuations     - Interest rate      exposure
  affect the           - Securities         fluctuations     - Credit quality     fluctuations     - Emerging
  Portfolio?             selection        - Market           - Currency         - Securities         markets
                                            volatility         volatility         selection        - Credit quality
                                          - Small and        - Derivatives      - Market           - Interest rate
                                            medium sized     - Market             volatility         fluctuations
                                            companies          volatility       - Short sales      - Illiquidity
                                          - Securities       - Non-diversified    risks            - Securities
                                            selection          status                                selection
                                          - Derivatives      - Foreign                             - Market
                                                               exposure                              volatility
                                                             - Hedging                             - Currency
                                                             - Securities                            volatility
                                                               selection                           - Derivatives
                                                             - Emerging                            - Non-diversified
                                                               markets                               status
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                      BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                                                       SUNAMERICA
                                                                                        BALANCED
------------------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal investments?             - Equity securities:
                                                                - common stocks
                                                              - Fixed income securities:
                                                                - U.S. government securities
                                                                - corporate debt instruments
------------------------------------------------------------------------------------------------------------------------------
  What other types of investments or strategies may the       - Equity securities:
  Portfolio use to a significant extent?                        - small-cap stocks (up to 20%)
                                                              - Short-term investments
                                                              - Defensive investments
                                                              - Foreign securities
                                                              - Illiquid securities (up to 15%)
------------------------------------------------------------------------------------------------------------------------------
  What other types of investments may the Portfolio use as    - Options and futures
  part of efficient portfolio management or to enhance        - Currency transactions
  return?                                                     - Borrowing for temporary or emergency purposes (up to
                                                                33 1/3%)
                                                              - Securities lending (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------------------
  What additional risks normally affect the Portfolio?        - Market volatility
                                                              - Interest rate fluctuations
                                                              - Credit quality
                                                              - Currency volatility
                                                              - Foreign exposure
                                                              - Derivatives
                                                              - Hedging
------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                      EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------
               TELECOM UTILITY     EQUITY INCOME        EQUITY INDEX      GROWTH-INCOME
---------------------------------------------------------------------------------------------
  What are     - Equity          - Equity            - Equity            - Equity
  the            securities:       securities:         securities:         securities:
  Portfolio's    - mid-cap         - common stocks     - common stocks     - large-cap
  principal        stocks                                                    stocks
 investments?    - large-cap                                               - mid-cap
                   stocks                                                    stocks
                 - small-cap
                   stocks
                 - convertible
                   securities
               - REITs
---------------------------------------------------------------------------------------------
  What other   - Fixed income    - Equity            N/A                 - Foreign
  types of       securities:       securities:                             securities
  investments    - corporate       - convertible                           (up to 25%)
  or               bonds             securities
  strategies     - investment    - Fixed income
  may the          grade fixed     securities:
  Portfolio        income          - U.S.
  use to a         securities        government
  significant    - preferred         securities
  extent?          stocks          - preferred
                                     stocks
                                 - Foreign
                                   securities
                                   (up to 25%)
---------------------------------------------------------------------------------------------
  What other   - Short-term      - Short-term        - Short-term        - Short-term
  types of       investments       investments         investments         investments
  investments  - Defensive       - Defensive         - Defensive         - Defensive
  may the        investments       investments         investments         investments
  Portfolio    - Options and     - Options and       - Options and       - Borrowing for
  use as part    futures           futures             futures             temporary or
  of           - Borrowing for   - Borrowing for       (up to 10%)         emergency
  efficient      temporary or      temporary or      - Borrowing for       purposes (up
  portfolio      emergency         emergency           temporary or        to 33 1/3%)
  management     purposes (up      purposes            emergency         - Options and
  or to          to 33 1/3%)       (up to 33 1/3%)     purposes            futures
  enhance      - Securities      - Securities          (up to 33 1/3%)
  return?        lending           lending           - Securities
                 (up to            (up to 33 1/3%)     lending
                 33 1/3%)        - Illiquid            (up to 33 1/3%)
               - ETFs              securities        - Illiquid
                                   (up to 15%)         securities
                                 - Forward             (up to 15%)
                                   commitments       - Small-cap stocks
                                 - Registered        - Registered
                                   investment          investment
                                   companies           companies
                                 - Firm commitments  - Firm commitments
                                 - When issued and   - When issued and
                                   delayed-            delayed-
                                   delivery            delivery
                                   transactions        transactions
                                 - Junk bonds (up
                                   to 20%)
                                 - IPOs
---------------------------------------------------------------------------------------------
  What         - Market          - Market            - Market            - Market
  additional     volatility        volatility          volatility          volatility
  risks        - Utility         - Securities        - Passively-managed - Securities
  normally       industry          selection           strategy            selection
  affect the   - Active trading  - Active trading    - Active trading    - Active trading
  Portfolio?                     - Interest rate                         - Growth stocks
                                   fluctuations
                                 - Foreign exposure
                                 - Credit quality
---------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                              EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                        FEDERATED                                 "DOGS" OF WALL
                     AMERICAN LEADERS    DAVIS VENTURE VALUE          STREET           ALLIANCE GROWTH
-------------------------------------------------------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities:  - Equity securities:  - Equity securities:
  Portfolio's        - large-cap stocks    - large-cap stocks    - large-cap stocks    - large-cap stocks
  principal
  investments?
-------------------------------------------------------------------------------------------------------------
  What other       - Equity securities:  - Mid-cap stocks      N/A                   - Foreign securities
  types of           - mid-cap stocks    - Foreign securities                          (up to 25%)
  investments may  - Foreign
  the Portfolio      securities:
  or strategies      - ADRs
  use to a
  significant
  extent?
-------------------------------------------------------------------------------------------------------------
  What other       - Short-term          - Short-term          - Short-term          - Short-term
  types of           investments           investments           investments           investments
  investments may  - Defensive           - Defensive           - Defensive           - Defensive
  the Portfolio      investments           investments           investments           investments
  use as part of   - Options and         - U.S. government     - Borrowing for       - Borrowing for
  efficient          futures               securities            temporary or          temporary or
  portfolio        - Borrowing for                               emergency purposes    emergency purposes
  management or      temporary or                                (up to 33 1/3%)       (up to 33 1/3%)
  to enhance         emergency purposes                        - Options and         - Options and
  return?            (up to 33 1/3%)                             futures               futures
                   - Securities lending
                     (up to 33 1/3%)
-------------------------------------------------------------------------------------------------------------
  What additional  - Market volatility   - Market volatility   - Market volatility   - Market volatility
  risks normally   - Securities          - Securities          - Securities          - Securities
  affect the         selection             selection             selection             selection
  Portfolio?                                                   - Non-diversified     - Active trading
                                                                 status              - Growth stocks
                                                               - Illiquidity         - Large cap
                                                               - Passively managed     companies
                                                                 strategy
-------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                         EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------
                   PUTNAM GROWTH:                          SMALL COMPANY
                      VOYAGER           REAL ESTATE            VALUE         AGGRESSIVE GROWTH
---------------------------------------------------------------------------------------------------
  What are the   - Equity            - Equity            - Equity            - Equity
  Portfolio's    securities          securities:           securities:         securities:
  principal                            - mid-cap stocks    - small-cap         - small-cap
  investments?                         - small-cap           stocks              stocks
                                         stocks                                - mid-cap stocks
                                     - Fixed income                            - convertible
                                       securities:                               securities
                                       - preferred                             - warrants
                                         stocks                              - Defensive
                                     - REITs                                   investments
                                                                             - Options and
                                                                               futures
---------------------------------------------------------------------------------------------------
  What other     - Foreign           - Convertible       - Fixed income      - Large-cap stocks
  types of         securities (up      stocks              securities:
  investments      to 20%)           - Foreign             - U.S.
  or strategies                        securities            government
  may the                            - Junk bonds            securities
  Portfolio use                        (up to 5%)          - corporate debt
  to a                               - Corporate bonds       instruments
  significant                                              - preferred
  extent?                                                    stocks
                                                         - Foreign
                                                           securities
                                                           (up to 25%)
---------------------------------------------------------------------------------------------------
  What other     - Short-term        - Short-term        - Short-term        - Borrowing for
  types of         investments         investments         investments         temporary or
  investments    - Currency          - Defensive         - Defensive           emergency
  may the          transactions        investments         investments         purposes
  Portfolio use  - Defensive         - U.S. government   - Borrowing for       (up to 33 1/3%)
  as part of       investments         securities          temporary or      - Options and
  efficient      - Borrowing for                           emergency           futures
  portfolio        temporary or                            purposes          - Illiquid
  management or    emergency                               (up to 33 1/3%)     securities
  to enhance       purposes                              - Securities          (up to 15%)
  return?        - Options and                             lending           - Short-term
                   futures                                 (up to 33 1/3%)     investments
                 - Warrants                              - Illiquid
                 - Hybrid                                  securities
                   instruments                             (up to 15%)
                 - Small and medium                      - Forward
                   size companies                          commitments
                                                         - Registered
                                                           investment
                                                           companies
                                                         - Firm commitments
                                                         - When issued and
                                                           delayed-
                                                           delivery
                                                           transactions
                                                         - REITs
                                                         - Junk bonds
                                                         - Convertible
                                                           securities
                                                         - Warrants
                                                         - Rights
---------------------------------------------------------------------------------------------------
  What           - Market            - Market            - Market            - Market
  additional       volatility          volatility          volatility          volatility
  risks          - Securities        - Securities        - Securities        - Securities
  normally         selection           selection           selection           selection
  affect the     - Growth stocks     - Real estate       - Small companies   - IPO investing
  Portfolio?     - IPO investing       industry                              - Illiquidity
                 - Derivatives       - Small and medium                      - Interest rate
                 - Hedging             sized companies                         fluctuations
                                                                             - Small and medium
                                                                               sized companies
                                                                             - Credit quality
                                                                             - Derivatives
                                                                             - Hedging
                                                                             - Emerging markets
                                                                             - Growth stocks
                                                                             - Active trading
                                                                             - Technology
                                                                               sector
---------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                       INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------------
                      INTERNATIONAL                           INTERNATIONAL
                    GROWTH AND INCOME    GLOBAL EQUITIES       DIVERSIFIED       EMERGING MARKETS
                                                                 EQUITIES
------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity
  Portfolio's         securities:         securities:         securities          securities:
  principal           - large-cap         - large-cap       - Foreign             - small-cap
  investments?          stocks              stocks            securities            stocks
                        (foreign)         - mid-cap stocks                        - mid-cap stocks
                    - Foreign           - Foreign                               - Foreign
                      securities          securities                              securities
------------------------------------------------------------------------------------------------------
  What other types  - Equity            N/A                 - Equity            - Hybrid
  of investments      securities:                             securities:         instruments
  or strategies       - mid-cap stocks                        - convertible     - Equity swaps
  may the               (foreign)                               securities      - Options and
  Portfolio use to  - Foreign                                 - warrants          futures
  a significant       securities:                             - rights
  extent?             - emerging                            - Futures
                        markets
------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Short-term        - Short-term        N/A
  of investments      securities:         investments         investments
  may the             - small-cap       - Currency          - Defensive
  Portfolio use as      stocks            transactions        investments
  part of               (foreign)       - Defensive         - Currency
  efficient           - large-cap         investments         transactions
  portfolio             stocks (U.S.)   - Borrowing for     - Illiquid
  management or to  - Currency            temporary or        securities
  enhance return?     transactions        emergency           (up to 15%)
                    - Short-term          purposes (up to   - Options and
                      investments         33 1/3%)            futures
                    - Hybrid            - Options and       - Forward
                      instruments         futures             commitments
                    - Equity swaps                          - Registered
                                                              investment
                                                              companies
                                                            - Firm commitment
                                                              agreements
                                                            - Securities
                                                              lending
                                                              (up to 33 1/3%)
------------------------------------------------------------------------------------------------------
  What additional   - Currency          - Market            - Market            - Currency
  risks normally      volatility          volatility          volatility          volatility
  affect the        - Foreign exposure  - Securities        - Foreign exposure  - Foreign exposure
  Portfolio?        - Market              selection         - Securities        - Emerging markets
                      volatility        - Active trading      selection         - Growth stocks
                    - IPO investing     - Currency          - Emerging markets  - IPO investing
                    - Securities          volatility        - Growth stocks     - Market
                      selection         - Foreign exposure  - Active trading      volatility
                    - Hedging           - Growth stocks     - Currency          - Securities
                    - Growth stocks     - Derivatives         volatility          selection
                    - Emerging markets  - Hedging           - Sector risk       - Derivatives
                                        - Emerging markets  - Derivatives
                                                            - Hedging
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - HIGH INCOME SECURITIES, with respect to the Worldwide High Income Portfolio, are defined as medium and lower-grade income securities, which include securities rated at the time of purchase BBB or lower by Standard & Poor's ("S&P") or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the Subadviser to be comparable quality at the time of purchase.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser. With respect to the CORPORATE BOND PORTFOLIO, foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) STRUCTURED SECURITIES and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE SWAPS are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of "Dogs" of Wall Street Portfolio, this entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with applicable federal tax laws). In other cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

REAL ESTATE INDUSTRY: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

SECTOR RISK: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

UTILITY INDUSTRY: Risks include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
(vii) potential effect of deregulation.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2004, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
Cash Management Portfolio....................            0.49%
Corporate Bond Portfolio.....................            0.57%
Global Bond Portfolio........................            0.69%
High-Yield Bond Portfolio....................            0.62%
Worldwide High Income Portfolio..............            1.00%
SunAmerica Balanced Portfolio................            0.62%
Telecom Utility Portfolio....................            0.75%
Equity Income Portfolio......................            0.65%
Equity Index Portfolio.......................            0.40%
Growth-Income Portfolio......................            0.55%
Federated American Leaders Portfolio.........            0.70%
Davis Venture Value Portfolio................            0.72%
"Dogs" of Wall Street Portfolio..............            0.60%
Alliance Growth Portfolio....................            0.61%
Putnam Growth: Voyager Portfolio.............            0.83%
Real Estate Portfolio........................            0.79%
Small Company Value Portfolio................            1.00%
Aggressive Growth Portfolio..................            0.71%
International Growth and Income Portfolio....            0.96%
Global Equities Portfolio....................            0.78%

                  PORTFOLIO                              FEE
                  ---------                              ---
International Diversified Equities
  Portfolio..................................            1.00%
Emerging Markets Portfolio...................            1.25%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2003, Alliance had approximately $475 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2003, BACAP had over $201 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2003, Davis had approximately $46 billion in assets under management.

FEDERATED INVESTMENT MANAGEMENT COMPANY and FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA (collectively, Federated) are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Effective May 1, 2004, Federated Investment Management Company became Subadviser for the Corporate Bond Portfolio, and Federated Equity Management Company of Pennsylvania became Subadviser for the Telecom Utility Portfolio and the Federated American Leaders Portfolio. Previously, the Subadviser for each of these Portfolios was Federated Investment Counseling. Both the new Subadvisers and the previous Subadviser are wholly owned subsidiaries of Federated Investors, Inc. The change in Subadviser entities did not change the portfolio managers for the three Portfolios. Federated and affiliated companies serve as investment advisor to a number of investment companies and private accounts. As of December 31, 2003, Federated and affiliated companies had approximately $198 billion in assets under management.

FRANKLIN ADVISORY SERVICES, LLC (Franklin) is a Delaware limited liability company located at One Parker Plaza, 9th Floor, Fort Lee, NJ 07024. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of December 31, 2003, Franklin Templeton Investments managed approximately $336 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2003, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs, had approximately $375.7 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2003, MSIM Inc. together with its affiliated asset management companies had approximately $421 billion in assets under management with approximately $156.1 billion in institutional assets.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2003, Putnam had approximately $239.6 billion in assets under management.

U.S. BANCORP ASSET MANAGEMENT, INC. (USBAM) is located at 800 Nicollet Mall, Minneapolis, MN 55402. USBAM (formerly U.S. Bancorp Piper Jaffrey Asset Management) served as investment adviser to separately managed accounts, in addition to the First American Family of Funds. As of December 31, 2003, USBAM had more than $127 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each Portfolio is set forth below in the following table.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Cash Management            BACAP                       - Cash Investments Team          N/A
 Portfolio
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Federated                   - Joseph M. Balestrino           Mr. Balestrino joined
                                                          Senior Vice President and      Federated in 1986 as a Project
                                                          Portfolio Manager              Manager in the Product Design
                                                                                         Department and became an
                                                                                         Assistant Vice President and
                                                                                         Investment Analyst in 1991. He
                                                                                         became a Vice President and
                                                                                         portfolio manager in 1995 and
                                                                                         a Senior Vice President in
                                                                                         1998.
                                                        - Mark E. Durbiano               Mr. Durbiano joined Federated
                                                          Senior Vice President and      in 1982 as an Investment
                                                          Portfolio Manager              Analyst and became a Vice
                                                                                         President and portfolio
                                                                                         manager in 1988. He has been a
                                                                                         Senior Vice President since
                                                                                         1996.

                                                        - Christopher J. Smith           Mr. Smith joined Federated in
                                                          Vice President and Portfolio   1995 as a Portfolio Manager
                                                          Manager                        and Vice President. Prior to
                                                                                         joining Federated, he was an
                                                                                         Assistant Vice President at
                                                                                         Provident Life & Accident
                                                                                         Insurance Company from 1987
                                                                                         through 1994.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio      GSAM-International          - Andrew F. Wilson               Mr. Wilson joined GSAM in 1995
                                                          Managing Director, Co-Head     as a senior Global Fixed
                                                          of Global Fixed Income and     Income portfolio manager, was
                                                          Currency Management and        promoted to Managing Director
                                                          Senior Portfolio Manager       in 1999 and is now Co-Head of
                                                                                         the global fixed income and
                                                                                         currency business. During his
                                                                                         tenure with GSAM he has been
                                                                                         responsible for Global Fixed
                                                                                         Income positioning, is a
                                                                                         member of the Fixed Income
                                                                                         Investment Strategy group and
                                                                                         is also a member of the Global
                                                                                         Asset Allocation Committee.
                                                                                         Prior to joining GSAM Mr.
                                                                                         Wilson was a Senior Global
                                                                                         Fixed Income Portfolio Manager
                                                                                         at Rothschild Asset
                                                                                         Management.
                                                        - Philip Moffitt                 Mr. Moffitt joined GSAM in
                                                          Managing Director, Co-Head     1999. He is Co-Head of our
                                                          of Global Fixed Income and     Global Fixed Income and
                                                          Currency Management and        Currency Business. Prior to
                                                          Senior Portfolio Manager       joining GSAM he worked for
                                                                                         three years as a proprietary
                                                                                         trader for Tokai Asia Ltd in
                                                                                         Hong Kong. Before that Mr.
                                                                                         Moffitt spent ten years with
                                                                                         Bankers Trust Asset Management
                                                                                         in Australia, where he was a
                                                                                         Managing Director responsible
                                                                                         for all active global fixed
                                                                                         income funds as well as a
                                                                                         member of the Asset Allocation
                                                                                         Committee.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio       GSAM-International         - Iain Lindsay                   Mr. Lindsay, Head of Global
 (continued)                                              Executive Director, Global     Fixed Income and Currency
                                                          Fixed Income and Currency      Product Management, joined
                                                          and Portfolio Manager          GSAM in Jun-01 from JP Morgan
                                                                                         Investment Management where he
                                                                                         was a portfolio manager. Prior
                                                                                         to JP Morgan, Mr. Lindsay
                                                                                         headed the capital market
                                                                                         strategy team at Bank of
                                                                                         Montreal in London and was
                                                                                         senior fixed income strategist
                                                                                         with Credit Lyonnais in Paris.
---------------------------------------------------------------------------------------------------------------------------
 High-Yield Bond            SAAMCo                      - Bryan G. Petermann             Mr. Petermann joined SAAMco in
 Portfolio                                                Co-Portfolio Manager           2003 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Petermann is
                                                                                         currently Vice President,
                                                                                         Portfolio Manager, CDO/Mutual
                                                                                         Funds of AIG Global Investment
                                                                                         Corp. ("AIGGIC"). Prior to
                                                                                         joining AIGGIC in 2001, Mr.
                                                                                         Petermann served as the head
                                                                                         of the media/communications
                                                                                         group of American General
                                                                                         Investment Management, LP
                                                                                         ("AGIM") from 2000 to 2001.
                                                                                         From 1997 to 2000, he was Vice
                                                                                         President of Union Bank of
                                                                                         California.
                                                        - Greg A. Braun, CFA             Mr. Braun joined SAAMCo in
                                                          Co-Portfolio Manager           2003 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Vice President,
                                                                                         Portfolio Manager, CDO/Mutual
                                                                                         Funds of AIGGIC. Prior to
                                                                                         joining AIGGIC in 2001, Mr.
                                                                                         Braun headed up the group for
                                                                                         cyclical industries of AGIM
                                                                                         from 1996 to 2001.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Worldwide High Income      Van Kampen                  High Yield Team and Emerging
 Portfolio                                              Markets Debt Team
                                                        High Yield Team includes:
                                                        - Gordon W. Loery                Mr. Loery is an Executive
                                                          Executive Director and         Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Mr. Loery joined
                                                                                         Morgan Stanley & Co.
                                                                                         Incorporated (Morgan Stanley),
                                                                                         a MSIM Inc. affiliate in 1990
                                                                                         as a fixed income analyst and
                                                                                         has been a Portfolio Manager
                                                                                         with MSIM Inc.'s affiliate
                                                                                         Miller Anderson & Sherrerd,
                                                                                         LLP (MAS) since 1996.
                                                        - Sheila Finnerty                Ms. Finnerty is a Managing
                                                          Managing Director and          Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Ms. Finnerty
                                                                                         joined Morgan Stanley in 1993
                                                                                         and has been with MSIM Inc.
                                                                                         since 1998.
                                                        Emerging Markets Debt Team
                                                        includes:
                                                        - Eric Baurmeister               Mr. Baurmeister joined MSIM
                                                          Executive Director and         Inc. in 1997 and is a
                                                          Portfolio Manager              portfolio manager of the
                                                                                         emerging markets debt
                                                                                         portfolio. Prior to joining
                                                                                         MSIM Inc., he was a portfolio
                                                                                         manager at MIMCO from 1992 to
                                                                                         1996. He holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        - Fixed Income Investment Team   in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Telecom Utility            Federated                   - John L. Nichol                 Mr. Nichol joined Federated in
 Portfolio                                                Vice President and Portfolio   September 2000 as an Assistant
                                                          Manager                        Vice President/Senior
                                                                                         Investment Analyst. Prior to
                                                                                         joining Federated, Mr. Nichol
                                                                                         was a portfolio manager for
                                                                                         the Public Employees
                                                                                         Retirement System of Ohio from
                                                                                         1992 through August 2000.
---------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio    USBAM                       - Cori B. Johnson                Ms. Johnson joined USBAM in
                                                          Portfolio Manager              1991 as a securities analyst.
                                                                                         She became a portfolio manager
                                                                                         in 1993. She holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.
                                                        - Gerald C. Bren                 Mr. Bren joined USBAM in 1972
                                                          Portfolio Manager              as an investment analyst. He
                                                                                         became a portfolio manager in
                                                                                         1987. He holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Equity Index Portfolio     USBAM                       - Walter French                  Mr. French, who joined USBAM
                                                          Director of                    in 1999, is director of the
                                                          Quantitative                   Quantitative group and equity
                                                          Group and                      index and enhanced index
                                                          Portfolio                      portfolio manager. Prior to
                                                          Manager                        joining USBAM, he was Chief
                                                                                         Investment Officer and
                                                                                         portfolio manager at Berkeley
                                                                                         Quantitative Advisors, Inc., a
                                                                                         firm he co-founded in 1987.
---------------------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio    Alliance                    - Michael R. Baldwin             Mr. Baldwin joined the company
                                                          Portfolio Manager and Senior   in 1989 as a research analyst.
                                                          Vice President                 He became a portfolio manager
                                                                                         in 1991 and was promoted to
                                                                                         Senior Vice President and
                                                                                         Associate Director of Research
                                                                                         in 1996.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - Kevin R. McCloskey             Mr. McCloskey, who joined
 Leaders Portfolio                                        Vice President and Portfolio   Federated in 1999 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From September 1994
                                                                                         to July 1999, he served as a
                                                                                         portfolio manager, and from
                                                                                         January 1994 to September
                                                                                         1994, he served as an
                                                                                         investment/quantitative
                                                                                         analyst at Killian Asset
                                                                                         Management Corpora-
                                                                                         tion. Mr. McCloskey holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.
                                                        - Steven J. Lehman               Mr. Lehman, who joined
                                                          Vice President and Senior      Federated in 1997 as a senior
                                                          Portfolio Manager              portfolio manager, is a Vice
                                                                                         President. From 1985 to 1997,
                                                                                         he served as portfolio manager
                                                                                         at First Chicago.
                                                        - John L. Nichol                 Mr. Nichol, who joined
                                                          Vice President and Portfolio   Federated in 2000 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From 1992 to 2000,
                                                                                         he served as portfolio manager
                                                                                         at Public Employees Retirement
                                                                                         System of Ohio. Mr. Nichols
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.
                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street      SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - James G. Reilly                Mr. Reilly joined Alliance
 Portfolio                                                Executive Vice President and   Capital in 1984 as a research
                                                          Head of Large Cap Growth       analyst. He became a portfolio
                                                          Team                           manager in 1993, was promoted
                                                                                         to Executive Vice President in
                                                                                         1999, and became the Large Cap
                                                                                         Growth Team Leader in 2003.
                                                        - Scott Wallace                  Mr. Wallace joined Alliance
                                                          Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Brian O'Toole,                 Mr. O'Toole is a Managing
 Portfolio                                                Managing Director and Chief    Director and CIO of the Large
                                                          Investment Officer             Cap Growth team. He joined
                                                                                         Putnam in 2002 and has 16
                                                                                         years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Citigroup
                                                                                         Asset Management as Managing
                                                                                         Director and Head of U.S.
                                                                                         Growth from 1998 to 2002.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Anthony H. Elavia,             Dr. Elavia joined Putnam in
 Portfolio (continued)                                    Portfolio Manager              1999 and has 14 years of
                                                                                         investment experience. Prior
                                                                                         to joining Putnam, he was
                                                                                         President of TES Partners
                                                                                         (1998-1999) and Executive Vice
                                                                                         President of Voyager Asset
                                                                                         Management (1995-1998).
                                                        - Walton D. Pearson,             Mr. Pearson is Senior Vice
                                                          Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager of the Large Cap
                                                                                         Growth team. He joined Putnam
                                                                                         in 2003 and has 18 years of
                                                                                         investment experience. Before
                                                                                         joining Putnam he was with
                                                                                         Alliance Capital Management as
                                                                                         Senior Vice President,
                                                                                         Portfolio Manager from 1993 to
                                                                                         2003.
                                                        - David J. Santos,               Mr. Santos is Senior Vice
                                                          Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager of the Large Cap
                                                                                         Growth team. He joined Putnam
                                                                                         in 1986 and has 17 years of
                                                                                         investment experience.
---------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio      Davis                       - Andrew A. Davis                Mr. Davis has been employed by
                                                          Portfolio Manager              Davis since 1994 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager
                                                                                         and portfolio manager.
                                                        - Chandler Spears                Mr. Spears joined Davis in
                                                          Portfolio Manager              2000 as a securities analyst.
                                                                                         Prior to his employment at
                                                                                         Davis, he served as director
                                                                                         of investor relations for
                                                                                         Charles E. Smith Residential
                                                                                         Realty and principal and
                                                                                         director of real estate
                                                                                         research of SNL Securities,
                                                                                         LC, both in Virginia.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Small Company Value        Franklin                    - William J. Lippman,            Mr. Lippman is Senior Vice
 Portfolio                                                President and Portfolio        President of Franklin
                                                          Manager                        Templeton Investments as well
                                                                                         as President and Trustee of
                                                                                         Franklin Managed Trust. Prior
                                                                                         to joining Franklin in 1988,
                                                                                         he was President of L.F.
                                                                                         Rothschild Fund Management,
                                                                                         Inc.
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - George W. Stairs               Mr. Stairs joined Putnam in
 Income Portfolio                                         CFA, Senior Vice President     1994 and has 16 years of
                                                          and Senior Portfolio Manager   investment experience. He is
                                                                                         responsible for Asia Pacific
                                                                                         core equity, international
                                                                                         core equity, and international
                                                                                         value equity portfolios and is
                                                                                         a member of the teams that
                                                                                         manage Putnam International
                                                                                         Growth Fund and Putnam
                                                                                         International Growth and
                                                                                         Income Fund.
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          CFA, Managing Director and     1995 and has 15 years of
                                                          Senior Portfolio Manager       investment industry
                                                                                         experience. She is part of the
                                                                                         team that manages Putnam
                                                                                         International Growth and
                                                                                         Income Fund and Putnam Global
                                                                                         Growth and Income Fund.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    - Stephen Beinhacker             Mr. Beinhacker joined the
 Portfolio                                                Senior Vice President and      company in 1992 as Director of
                                                          Portfolio Manager              International Quantitative
                                                                                         Stock Analysis and portfolio
                                                                                         manager. He was promoted to
                                                                                         Senior Vice President in 1998.
---------------------------------------------------------------------------------------------------------------------------
 International              Van Kampen                  Active Allocation Team
 Diversified Equities                                   Current members include:
 Portfolio
                                                        - Ann Thivierge                  Ms. Thivierge joined MSIM Inc.
                                                          Managing Director and          in 1986 and is currently a
                                                          Portfolio Manager              Managing Director.
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler,               Mr. Oler is a Senior Vice
 Portfolio                                                CFA, Senior Vice President     President and Senior Portfolio
                                                          and Senior Portfolio Manager   Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 18
                                                                                         years of investment
                                                                                         experience.
                                                        - Daniel Grana,                  Mr. Grana is a Vice President
                                                          CFA, Vice President and        and Portfolio Manager on the
                                                          Portfolio Manager              Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 9 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

      ---------------------------------------------------------------------------------------------------------------------

                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                                Cash Management Portfolio Class 1
      1/31/00      $10.67     $   0.51      $     --      $    0.51       $(0.24)        $   --         $(0.24)      $10.94
      1/31/01       10.94         0.66         (0.02)          0.64        (0.45)            --          (0.45)       11.13
      1/31/02       11.13         0.37          0.02           0.39        (0.45)            --          (0.45)       11.07
      1/31/03       11.07         0.15         (0.02)          0.13        (0.37)            --          (0.37)       10.83
      1/31/04       10.83         0.08          0.00           0.08        (0.23)            --          (0.23)       10.68
                                                Corporate Bond Portfolio Class 1
      1/31/00       11.99         0.81         (1.15)         (0.34)       (0.53)            --          (0.53)       11.12
      1/31/01       11.12         0.89         (0.02)          0.87        (0.77)            --          (0.77)       11.22
      1/31/02       11.22         0.84         (0.26)          0.58        (0.63)            --          (0.63)       11.17
      1/31/03       11.17         0.80         (0.02)          0.78        (0.71)            --          (0.71)       11.24
      1/31/04       11.24         0.69          0.71           1.40        (0.72)            --          (0.72)       11.92
                                                  Global Bond Portfolio Class 1
      1/31/00       11.95         0.42         (0.66)         (0.24)       (0.47)         (0.41)         (0.88)       10.83
      1/31/01       10.83         0.45          0.63           1.08        (0.70)            --          (0.70)       11.21
      1/31/02       11.21         0.43          0.02           0.45        (1.03)            --          (1.03)       10.63
      1/31/03       10.63         0.42          0.25           0.67        (0.18)         (0.15)         (0.33)       10.97
      1/31/04       10.97         0.36          0.05           0.41           --             --             --        11.38
                                                High-Yield Bond Portfolio Class 1
      1/31/00       11.14         1.09         (0.55)          0.54        (1.14)            --          (1.14)       10.54
      1/31/01       10.54         1.09         (1.44)         (0.35)       (1.11)            --          (1.11)        9.08
      1/31/02        9.08         0.98         (1.94)         (0.96)       (1.11)            --          (1.11)        7.01
      1/31/03        7.01         0.63         (0.98)         (0.35)       (0.99)            --          (0.99)        5.67
      1/31/04        5.67         0.58          1.21           1.79        (0.46)            --          (0.46)        7.00
                                             Worldwide High Income Portfolio Class 1
      1/31/00       10.12         1.13          0.67           1.80        (1.33)            --          (1.33)       10.59
      1/31/01       10.59         1.12         (0.76)          0.36        (1.21)            --          (1.21)        9.74
      1/31/02        9.74         0.93         (1.85)         (0.92)       (1.17)            --          (1.17)        7.65
      1/31/03        7.65         0.67         (0.72)         (0.05)       (1.06)            --          (1.06)        6.54
      1/31/04        6.54         0.52          1.11           1.63        (0.63)            --          (0.63)        7.54

      ----------  ------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO    INCOME TO
                              END OF      AVERAGE       AVERAGE
        PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               Cash Management Portfolio Class 1
      1/31/00        4.85%   $466,588     0.53%          4.82%           --%
      1/31/01        5.95     404,005      0.52           5.83           --
      1/31/02        3.48     600,741      0.52           3.31           --
      1/31/03        1.22     457,994      0.52           1.37           --
      1/31/04        0.72     244,351      0.54           0.69           --
                                Corporate Bond Portfolio Class 1
      1/31/00       (2.75)    184,309      0.71           7.05           37
      1/31/01        8.11     199,334      0.69           7.99           36
      1/31/02        5.27     258,912      0.67           7.41           83
      1/31/03        7.17     263,378      0.65           7.17           45
      1/31/04       12.67     277,860      0.64           5.89           46
                                 Global Bond Portfolio Class 1
      1/31/00       (1.86)    127,145      0.84           3.68          189
      1/31/01       10.35     139,528      0.81(1)        4.07(1)       202
      1/31/02        4.03     145,556      0.81           3.84          193
      1/31/03        6.36     132,160      0.80           3.89           66
      1/31/04        3.74     114,854      0.82           3.17          115
                               High-Yield Bond Portfolio Class 1
      1/31/00        5.09     310,032      0.67          10.00          105
      1/31/01       (3.44)    299,534      0.71(2)       10.98(2)       106
      1/31/02      (10.11)    255,845      0.71          12.18          148
      1/31/03       (3.92)    221,410      0.75          10.09          121
      1/31/04       32.41     311,063      0.73           9.09          125
                            Worldwide High Income Portfolio Class 1
      1/31/00       19.22     124,404      1.14(3)       10.66(3)       116
      1/31/01        3.67     117,236      1.10          10.84          158
      1/31/02       (8.61)     93,599      1.11(3)       10.97(3)       139
      1/31/03        0.45      77,847      1.15           9.55          103
      1/31/04       25.40      92,530      1.15           7.16          149

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1)  Gross of custody credits of 0.01%.
   (2)  Gross of custody credits of 0.01% for the period ending
        January 31, 2001.
   (3) Gross of custody credits of 0.02% and 0.01% for the periods ending January 31, 2000 and January 31, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------

                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
      1/31/00      $17.24      $0.36        $ 1.80         $ 2.16        $(0.12)        $(0.22)        $(0.34)      $19.06
      1/31/01       19.06       0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64
      1/31/02       17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02
      1/31/03       14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      1/31/04       11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
                                               Telecom Utility Portfolio Class 1
      1/31/00       14.57       0.48          0.23           0.71         (0.24)         (0.62)         (0.86)       14.42
      1/31/01       14.42       0.39         (1.83)         (1.44)        (0.38)         (0.21)         (0.59)       12.39
      1/31/02       12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01
      1/31/03       10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84
      1/31/04        6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97
                                                Equity Income Portfolio Class 1
      1/31/00       10.54       0.22         (0.08)          0.14         (0.18)         (0.25)         (0.43)       10.25
      1/31/01       10.25       0.21          1.27           1.48         (0.02)            --          (0.02)       11.71
      1/31/02       11.71       0.21         (0.85)         (0.64)        (0.19)            --          (0.19)       10.88
      1/31/03       10.88       0.18         (2.15)         (1.97)        (0.19)            --          (0.19)        8.72
      1/31/04        8.72       0.13          2.61           2.74         (0.17)            --          (0.17)       11.29
                                                 Equity Index Portfolio Class 1
      1/31/00       11.15       0.12          0.67           0.79         (0.06)            --          (0.06)       11.88
      1/31/01       11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70
      1/31/02       11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59
      1/31/03        9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27
      1/31/04        7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62

      ----------  ------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO    INCOME TO
                              END OF      AVERAGE       AVERAGE
        PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                             SunAmerica Balanced Portfolio Class 1
      1/31/00       12.76%   $509,054     0.66%          2.01%          197%
      1/31/01       (5.88)    575,039      0.64           1.87          333
      1/31/02      (15.86)    471,194      0.66           2.00          322
      1/31/03      (14.95)    310,531      0.68           1.91          611
      1/31/04       18.51     318,419      0.69           1.45          186
                               Telecom Utility Portfolio Class 1
      1/31/00        5.01     120,159      0.84           3.31          121
      1/31/01      (10.27)    112,682      0.84(1)        2.81(1)       104
      1/31/02      (16.46)     84,766      0.85(1)        6.09(1)       102
      1/31/03      (22.90)     52,982      0.95(3)        4.82(3)       123
      1/31/04       24.12      50,898      0.98(3)        4.83(3)        19
                                Equity Income Portfolio Class 1
      1/31/00        1.29       6,670      0.95(2)        2.05(2)        34
      1/31/01       14.44       8,315      0.95(2)        1.94(2)        59
      1/31/02       (5.44)      8,060      0.95(2)        1.89(2)        30
      1/31/03      (18.06)      6,449      1.13(2)        1.84(2)        74
      1/31/04       31.51       8,715      1.35(2)        1.35(2)        27
                                 Equity Index Portfolio Class 1
      1/31/00        7.05      63,487      0.55(2)        1.02(2)         1
      1/31/01       (1.29)     63,786      0.55(2)        0.64(2)         4
      1/31/02      (16.57)     51,434      0.55(2)        0.80(2)         5
      1/31/03      (23.31)     37,586      0.55(2)        1.07(2)         4
      1/31/04       33.68      49,616      0.55(2)        1.19(2)         1

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1)  Gross of custody credits of 0.01%.
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                 EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                   -------------------------------------    -------------------------------------
                                                   1/00    1/01    1/02    1/03    1/04     1/00    1/01    1/02    1/03    1/04
                                                   -------------------------------------    -------------------------------------
       Equity Income Class 1...................    1.56%   1.88%   1.91%   1.54%   1.77%    1.44%   1.01%   0.93%   1.43%   0.93%
       Equity Index Class 1....................    0.85    0.55    0.59    0.58    0.62     0.72    0.64    0.76    1.04    1.12%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------

                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
      1/31/00      $27.88      $0.16        $ 4.75         $ 4.91        $(0.15)        $(1.40)        $(1.55)      $31.24
      1/31/01       31.24       0.19         (0.65)         (0.46)        (0.13)         (1.60)         (1.73)       29.05
      1/31/02       29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75
      1/31/03       21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88
      1/31/04       16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25
                                          Federated American Leaders Portfolio Class 1
      1/31/00       16.62       0.20         (0.14)          0.06         (0.12)         (0.69)         (0.81)       15.87
      1/31/01       15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72
      1/31/02       16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      1/31/03       14.84       0.19         (3.27)         (3.08)        (0.15)           --           (0.15)       11.61
      1/31/04       11.61       0.21          3.63           3.84         (0.21)           --           (0.21)       15.24
                                             Davis Venture Value Portfolio Class 1
      1/31/00       24.38       0.13          3.06           3.19         (0.20)         (0.93)         (1.13)       26.44
      1/31/01       26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37
      1/31/02       29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58
      1/31/03       20.58       0.15         (3.40)         (3.25)        (0.12)           --           (0.12)       17.21
      1/31/04       17.21       0.21          6.47           6.68         (0.17)           --           (0.17)       23.72
                                            "Dogs" of Wall Street Portfolio Class 1
      1/31/00        9.60       0.21         (1.12)         (0.91)        (0.05)         (0.26)         (0.31)        8.38
      1/31/01        8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02
      1/31/02        9.02       0.20          0.36           0.56         (0.20)           --           (0.20)        9.38
      1/31/03        9.38       0.22         (1.44)         (1.22)        (0.17)           --           (0.17)        7.99
      1/31/04        7.99       0.24          2.07           2.31         (0.24)           --           (0.24)       10.06

      ----------  --------------------------------------------------------------
                                                        RATIO OF NET
                                NET        RATIO OF      INVESTMENT
                               ASSETS     EXPENSES TO    INCOME TO
                               END OF       AVERAGE       AVERAGE
        PERIOD     TOTAL       PERIOD         NET           NET        PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                                 Growth-Income Portfolio Class 1
      1/31/00       18.37%   $1,828,340      0.56%          0.56%          43%
      1/31/01       (1.63)    1,931,070      0.57           0.60           52
      1/31/02      (19.96)    1,450,218      0.58           0.62           56
      1/31/03      (21.61)      877,271      0.59(1)        0.79(1)        45
      1/31/04       33.04       981,864      0.64(1)        0.62(1)        56
                           Federated American Leaders Portfolio Class 1
      1/31/00        0.17       208,488      0.77           1.17           34
      1/31/01       10.62       231,716      0.76           1.56           46
      1/31/02       (7.53)      270,692      0.76           1.05           33
      1/31/03      (20.76)      191,653      0.76(1)        1.41(1)        32
      1/31/04       33.25       224,293      0.84(1)        1.55(1)        31
                              Davis Venture Value Portfolio Class 1
      1/31/00       13.42     2,303,994      0.74           0.51           23
      1/31/01       12.72     2,808,045      0.75           0.47           26
      1/31/02      (15.57)    2,323,050      0.76           0.49           30
      1/31/03      (15.79)    1,612,985      0.75           0.81           17
      1/31/04       38.95     2,004,101      0.77           1.03           13
                             "Dogs" of Wall Street Portfolio Class 1
      1/31/00      (10.02)       98,924      0.67           2.11           51
      1/31/01       12.05        92,070      0.72           2.76           55
      1/31/02        6.34       112,588      0.71           2.22           35
      1/31/03      (13.07)       99,103      0.69           2.42           67
      1/31/04       29.27       105,109      0.71           2.67           56

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Growth-Income Class 1..................................  0.01%   0.04%
       Federated American Leaders Class 1.....................  0.01%   0.07%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 1
      1/31/00     $35.26     $(0.04)       $ 4.46         $ 4.42        $(0.05)        $(3.05)        $(3.10)      $36.58
      1/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20
      1/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41
      1/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      1/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84
                                           Putnam Growth: Voyager Portfolio Class 1
      1/31/00      23.53      (0.02)         3.76           3.74         (0.01)         (0.78)         (0.79)       26.48
      1/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85
      1/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89
      1/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03
      1/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25

      ---------  ---------------------------------------------------------------------
                                NET        RATIO OF       RATIO OF NET
                               ASSETS     EXPENSES TO      INVESTMENT
                               END OF       AVERAGE     INCOME (LOSS) TO
       PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED    RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ---------  ---------------------------------------------------------------------
                                   Alliance Growth Portfolio Class 1
      1/31/00       14.09%   $2,875,413      0.63%           (0.11)%             77%
      1/31/01      (10.17)    2,810,098      0.64            (0.10)             101
      1/31/02      (23.05)    1,928,115      0.65             0.17               86
      1/31/03      (30.08)    1,007,655      0.65(1)          0.19(1)            51
      1/31/04       32.17     1,105,466      0.68(1)          0.27(1)            63
                               Putnam Growth: Voyager Portfolio Class 1
      1/31/00       16.51       783,896      0.80           (0.09)               76
      1/31/01      (13.68)      732,943      0.79           (0.10)               84
      1/31/02      (25.71)      486,747      0.82             0.11               94
      1/31/03      (25.77)      271,199      0.86(1)          0.19(1)           120
      1/31/04       29.51       288,148      0.93(1)          0.08(1)            56

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Alliance Growth Portfolio Class 1......................  0.00%   0.02%
       Putnam Growth: Voyager Class 1.........................  0.01%   0.04%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      -----------------------------------------------------------------------------------------------------------------------------
                   NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                  ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                  VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD   BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
       ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
      -----------------------------------------------------------------------------------------------------------------------------
                                                      Real Estate Portfolio Class 1
      1/31/00    $ 9.61     $ 0.39        $(1.14)        $(0.75)       $(0.33)        $   --         $(0.33)      $ 8.53     (8.03)%
      1/31/01      8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40     26.40
      1/31/02     10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80      7.12
      1/31/03     10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89      3.41
      1/31/04     10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
                                                  Small Company Value Portfolio Class 1
      1/31/00     10.03      (0.04)         0.58           0.54            --          (0.05)         (0.05)       10.52      5.37
      1/31/01     10.52      (0.05)         2.23           2.18            --          (2.26)         (2.26)       10.44     20.98
      1/31/02     10.44      (0.04)         0.66           0.62            --          (0.29)         (0.29)       10.77      6.29
      1/31/03     10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60    (14.54)
      1/31/04      8.60      (0.03)         3.58           3.55            --             --             --        12.15     41.28
                                                   Aggressive Growth Portfolio Class 1
      1/31/00     15.52         --          8.59           8.59         (0.03)         (1.36)         (1.39)       22.72     60.62
      1/31/01     22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
      1/31/02     17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
      1/31/03      8.84      (0.02)        (2.13)         (2.15)        (0.02)(4)         --          (0.02)        6.67    (24.28)
      1/31/04      6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83

      --------  -----------------------------------------------------
                  NET       RATIO OF       RATIO OF NET
                 ASSETS    EXPENSES TO      INVESTMENT
                 END OF      AVERAGE     INCOME (LOSS) TO
       PERIOD    PERIOD        NET         AVERAGE NET      PORTFOLIO
       ENDED     (000S)      ASSETS           ASSETS        TURNOVER
      --------  -----------------------------------------------------
                            Real Estate Portfolio Class 1
      1/31/00   $ 53,766      0.92%            4.24%            61%
      1/31/01     76,224      0.96             4.05             28
      1/31/02     85,794      0.92             5.32             62
      1/31/03     95,829      0.89             4.89             52
      1/31/04    139,355      0.88             3.76             18
                        Small Company Value Portfolio Class 1
      1/31/00      5,226      1.40(2)         (0.40)(2)         65
      1/31/01      4,409      1.40(1)(2)      (0.41)(1)(2)      57
      1/31/02      6,056      1.40(1)(2)      (0.37)(1)(2)      54
      1/31/03      5,782      1.49(2)         (0.41)(2)        124
      1/31/04      8,562      1.60(2)         (0.31)(2)         22
                         Aggressive Growth Portfolio Class 1
      1/31/00    450,073      0.75             0.02            131
      1/31/01    495,826      0.70             0.23            263
      1/31/02    293,084      0.75             0.21            229
      1/31/03    156,449      0.77            (0.24)           150
      1/31/04    198,390      0.79            (0.39)           103

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) The ratios reflect an expense cap of 1.40% which is net of custody credits(0.01%) or waivers/reimbursements if applicable.
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                      EXPENSES
                                                  ------------------------------------------------
                                                  1/00      1/01+      1/02      1/03         1/04
                                                  ------------------------------------------------
       Small Company Value Class 1..............  2.25%     2.64%      2.08%     2.08%(3)     2.27%

                                                              NET INVESTMENT INCOME (LOSS)
                                                  ----------------------------------------------------
                                                  1/00       1/01+      1/02          1/03       1/04
                                                  ----------------------------------------------------
       Small Company Value Class 1..............  (1.25)%    (1.65)%    (1.93)%(3)    (0.99)%    (0.98)%

   (3)  Gross of custody credits of 0.01%.
   (4) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      1/31/00      $11.50     $ 0.15        $ 1.97         $ 2.12        $(0.45)        $(0.89)        $(1.34)      $12.28
      1/31/01       12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51
      1/31/02       12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07
      1/31/03        9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      1/31/04        7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21
                                               Global Equities Portfolio Class 1
      1/31/00       18.61       0.06          4.00           4.06         (0.21)         (1.37)         (1.58)       21.09
      1/31/01       21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53
      1/31/02       17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49
      1/31/03       10.49       0.02         (2.64)         (2.62)           --             --             --         7.87
      1/31/04        7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55
                                      International Diversified Equities Portfolio Class 1
      1/31/00       13.07       0.13          1.91           2.04         (0.21)         (0.08)         (0.29)       14.82
      1/31/01       14.82       0.11         (1.91)         (1.80)        (0.12)         (2.14)         (2.26)       10.76
      1/31/02       10.76       0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24
      1/31/03        7.24       0.07         (2.13)            --            --             --             --         5.18
      1/31/04        5.18       0.07          1.96           2.03         (0.28)            --          (0.28)        6.93
                                               Emerging Markets Portfolio Class 1
      1/31/00        6.22      (0.03)         4.81           4.78            --             --             --        11.00
      1/31/01       11.00      (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81
      1/31/02        7.81       0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79
      1/31/03        6.79       0.02         (0.74)         (0.72)        (0.02)(2)         --          (0.02)        6.05
      1/31/04        6.05       0.10          3.59           3.69            --             --             --         9.74

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      1/31/00        17.99%   $253,962      1.21%            1.16%            75%
      1/31/01         3.95     342,114      1.18             0.95             80
      1/31/02       (23.67)    289,084      1.20             0.84            148
      1/31/03       (20.66)    177,883      1.22             1.08            264
      1/31/04        44.71     232,740      1.25(3)          1.41(3)         108
                                  Global Equities Portfolio Class 1
      1/31/00        23.67     632,495      0.84             0.30             94
      1/31/01        (9.29)    650,067      0.84            (0.15)            93
      1/31/02       (27.72)    409,626      0.87             0.14             75
      1/31/03       (24.98)    221,301      0.93(3)          0.19(3)          71
      1/31/04        34.39     248,468      0.95(3)          0.23(3)          83
                        International Diversified Equities Portfolio Class 1
      1/31/00        15.85     464,988      1.22             0.95             65
      1/31/01       (12.71)    442,009      1.21             0.89             72
      1/31/02       (27.07)    309,703      1.23             0.84             29
      1/31/03       (28.45)    156,911      1.22             0.97             48
      1/31/04        39.76     196,843      1.23             1.13             49
                                 Emerging Markets Portfolio Class 1
      1/31/00        76.86     102,740      1.90(1)         (0.41)(1)        145
      1/31/01       (26.87)     96,507      1.57            (0.22)           125
      1/31/02       (11.49)     82,624      1.53             0.51            113
      1/31/03       (10.63)     63,377      1.53             0.43            118
      1/31/04        60.99     104,999      1.66(3)          1.27(3)         112

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) The ratios reflect an expense cap of 1.90% which is net of custody credits (0.01%) or waiver/reimbursement if applicable.
   (2) Includes a tax return of capital of less than $0.01 per share.
   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                             ------------
                                             1/03    1/04
                                             ------------
       International Growth and Income
        Class 1............................   --%    0.05%
       Global Equities Class 1.............  0.00    0.03
       Emerging Markets Class 1............   --     0.11%

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (CLASS 1 SHARES)

                  --    Cash Management Portfolio

                  --    Corporate Bond Portfolio

                  --    Global Bond Portfolio

                  --    High-Yield Bond Portfolio

                  --    Worldwide High Income Portfolio

                  --    SunAmerica Balanced Portfolio

                  --    MFS Total Return Portfolio

                  --    Telecom Utility Portfolio

                  --    Growth-Income Portfolio

                  --    Federated American Leaders Portfolio

                  --    Davis Venture Value Portfolio

                  --    "Dogs" of Wall Street Portfolio

                  --    Alliance Growth Portfolio

                  --    Goldman Sachs Research Portfolio

                  --    MFS Massachusetts Investors Trust Portfolio

                  --    Putnam Growth: Voyager Portfolio

                  --    Blue Chip Growth Portfolio

                  --    Real Estate Portfolio

                  --    MFS Mid-Cap Growth Portfolio

                  --    Aggressive Growth Portfolio

                  --    Growth Opportunities Portfolio

                  --    Marsico Growth Portfolio

                  --    Technology Portfolio

                  --    International Growth and Income Portfolio

                  --    Global Equities Portfolio

                  --    International Diversified Equities Portfolio

                  --    Emerging Markets Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     38

ACCOUNT INFORMATION.........................................     42

ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND
  GOLDMAN SACHS RESEARCH PORTFOLIOS.........................     44

  Investment Strategy for the "Dogs" of Wall Street
     Portfolio..............................................     44

  Investment Strategy for the Goldman Sachs Research
     Portfolio..............................................     44

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     45

  Investment Strategies.....................................     45

GLOSSARY....................................................     54

  Investment Terminology....................................     54

  Risk Terminology..........................................     58

MANAGEMENT..................................................     61

  Information about the Investment Adviser and Manager......     61

  Information about the Subadvisers.........................     62

  Information about the Distributor.........................     63

  Portfolio Management......................................     64

  Custodian, Transfer and Dividend Paying Agent.............     77

FINANCIAL HIGHLIGHTS........................................     78

FOR MORE INFORMATION........................................     85

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, twenty-seven of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 45, and the glossary that follows on page 54.


                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

"HIGH QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  Corporate Bond           high total return with     invests, under normal circumstances,
  Portfolio                only moderate price risk   at least 80% of net assets in fixed
                                                      income securities, but invests
                                                      primarily in investment grade fixed
                                                      income securities; may invest up to
                                                      35% in fixed income securities rated
                                                      below investment grade
-----------------------------------------------------------------------------------------------
  Global Bond Portfolio    high total return,         invests, under normal circumstances,
                           emphasizing current        at least 80% of net assets in high
                           income and, to a lesser    quality fixed income securities of
                           extent, capital            U.S. and foreign issuers and
                           appreciation               transactions in foreign currencies
-----------------------------------------------------------------------------------------------
  High-Yield Bond          high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in
                           appreciation               intermediate and long-term corporate
                                                      obligations, emphasizing high-yield,
                                                      high-risk fixed income securities
                                                      (junk bonds) with a primary focus on
                                                      "B" rated high-yield bonds
-----------------------------------------------------------------------------------------------
  Worldwide High Income    high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in high
                           appreciation               income securities of issuers located
                                                      throughout the world
-----------------------------------------------------------------------------------------------

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.



-----------------------------------------------------------------------------------------------
                            BALANCED OR ASSET ALLOCATION PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  MFS Total Return         reasonable current         invests primarily in common stocks
  Portfolio                income, long-term          and fixed income securities, with an
                           capital growth and         emphasis on income-producing
                           conservation of capital    securities that appear to have some
                                                      potential for capital enhancement
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Telecom Utility          high current income and    invests, under normal circumstances,
  Portfolio                moderate capital           at least 80% of net assets in equity
                           appreciation               and debt securities of utility
                                                      companies
-----------------------------------------------------------------------------------------------
  Growth-Income            growth of capital and      invests primarily in common stocks or
  Portfolio                income                     securities that demonstrate the
                                                      potential for appreciation and/or
                                                      dividends
-----------------------------------------------------------------------------------------------
  Federated American       growth of capital and      invests primarily in the securities
  Leaders Portfolio        income                     of high quality companies
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  "Dogs" of Wall Street    total return (including    invests in thirty high dividend
  Portfolio                capital appreciation and   yielding common stocks selected
                           current income)            annually from the Dow Jones
                                                      Industrial Average and the broader
                                                      market (see page 44 for additional
                                                      information about the investment
                                                      strategy for the "Dogs" of Wall
                                                      Street Portfolio)
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  Goldman Sachs Research   long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      investments selected for their
                                                      potential to achieve capital
                                                      appreciation over the long term (see
                                                      page 44 for additional information
                                                      about the investment strategy for the
                                                      Goldman Sachs Research Portfolio)
-----------------------------------------------------------------------------------------------
  MFS Massachusetts        reasonable current         invests primarily in equity
  Investors Trust          income and long-term       securities
  Portfolio                growth of capital and
                           income
-----------------------------------------------------------------------------------------------

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.



-------------------------------------------------------------------------------------------------
                                        EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
-------------------------------------------------------------------------------------------------
  Putnam Growth: Voyager   capital appreciation       invests primarily in common stocks of
  Portfolio                                           U.S. companies, with a focus on growth
                                                      stocks issued by companies the
                                                      Subadviser believes have above-average
                                                      growth potential and whose earnings are
                                                      likely to increase over time
-------------------------------------------------------------------------------------------------
  Blue Chip Growth         capital appreciation       invests, under normal circumstances, at
  Portfolio                                           least 80% of net assets in common
                                                      stocks that demonstrate the potential
                                                      for capital appreciation, issued by
                                                      large-cap companies
-------------------------------------------------------------------------------------------------
  Real Estate Portfolio    total return through a     invests, under normal circumstances, at
                           combination of growth      least 80% of net assets in securities
                           and income                 of companies principally engaged in or
                                                      related to the real estate industry or
                                                      that own significant real estate assets
                                                      or that primarily invest in real estate
                                                      financial instruments
-------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-------------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity securities
  Portfolio                                           of high growth companies including
                                                      small and medium sized growth companies
                                                      with market capitalizations of $1.5
                                                      billion to $15 billion
-------------------------------------------------------------------------------------------------
  Growth Opportunities     capital appreciation       invests primarily in common stocks that
  Portfolio                                           demonstrate the potential for capital
                                                      appreciation, issued generally by
                                                      mid-cap companies
-------------------------------------------------------------------------------------------------
  Marsico Growth           long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 65% in equity securities of large
                                                      companies with a general core position
                                                      of 20 to 30 common stocks
-------------------------------------------------------------------------------------------------
  Technology Portfolio     long-term capital          invests, under normal circumstances, at
                           appreciation               least 80% of net assets in equity
                                                      securities that demonstrate the
                                                      potential for capital appreciation,
                                                      issued by companies the Subadviser
                                                      believes are positioned to benefit from
                                                      involvement in technology and
                                                      technology-related industries worldwide
-------------------------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



------------------------------------------------------------------------------------------------
                                    INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
------------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the potential
                                                      for appreciation and engages in
                                                      transactions in foreign currencies;
                                                      under normal circumstances, at least
                                                      80% of net assets of the Portfolio
                                                      will be invested in equity securities
------------------------------------------------------------------------------------------------
  International            long-term capital          invests primarily (in accordance with
  Diversified Equities     appreciation               country and sector weightings
  Portfolio                                           determined by its Subadviser) in
                                                      securities of foreign issuers that, in
                                                      the aggregate, replicate broad country
                                                      and sector indices; under normal
                                                      circumstances at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
------------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser believes
                                                      have above-average growth prospects
                                                      primarily in emerging markets outside
                                                      the U.S.
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 45 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH-INCOME, FEDERATED AMERICAN LEADERS, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, REAL ESTATE, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN and TELECOM UTILITY PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FEDERATED AMERICAN LEADERS, TELECOM UTILITY, DAVIS VENTURE VALUE and MFS TOTAL RETURN PORTFOLIOS.

    Risks of Investing in Bonds

    The CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN and TELECOM UTILITY PORTFOLIOS may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest predominantly in junk bonds, which are considered speculative. The CORPORATE BOND, MFS TOTAL RETURN, GOLDMAN SACHS RESEARCH, MFS MID-CAP GROWTH and REAL ESTATE PORTFOLIOS also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The WORLDWIDE HIGH INCOME, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS invest significantly in emerging market countries. In addition, the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME, MFS MID-CAP GROWTH and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, PUTNAM GROWTH: VOYAGER, AGGRESSIVE GROWTH, TECHNOLOGY, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    The "DOGS" OF WALL STREET PORTFOLIO will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Utility Securities

    The TELECOM UTILITY PORTFOLIO invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including:
    (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
    (vii) potential effect of deregulation.

    Risks of Investing in Real Estate Securities

    The REAL ESTATE PORTFOLIO invests primarily in the real estate industry. In addition, the MFS TOTAL RETURN PORTFOLIO invests significantly in real estate securities. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolios' investments are, and likely will continue to be, interests in Real Estate Investment Trusts ("REITs").

    Risks of Investing in "Non-Diversified" Portfolios

    The GLOBAL BOND, WORLDWIDE HIGH INCOME, "DOGS" OF WALL STREET, MFS MID-CAP GROWTH and MARSICO GROWTH PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the TECHNOLOGY and MARSICO GROWTH PORTFOLIOS.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    3.80%
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.19%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                             0.63%          3.30%           4.10%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           CORPORATE BOND PORTFOLIO CLASS 1
                                                           --------------------------------
1994                                                                    -3.19%
1995                                                                    17.78%
1996                                                                     4.49%
1997                                                                    10.90%
1998                                                                     6.05%
1999                                                                    -1.85%
2000                                                                     5.03%
2001                                                                     7.59%
2002                                                                     7.46%
2003                                                                    11.94%

During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -2.89% (quarter ended 03/31/94). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.71%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS          YEARS
---------------------------------------------------------------------------------
 Corporate Bond Portfolio   Class 1        11.94%          5.93%           6.46%
---------------------------------------------------------------------------------
 Lehman Brothers Corporate Bond Index(1)    8.24%          7.05%           7.40%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GLOBAL BOND PORTFOLIO CLASS 1
                                                              -----------------------------
1994                                                                     -4.65%
1995                                                                     17.64%
1996                                                                      9.36%
1997                                                                     10.03%
1998                                                                     10.87%
1999                                                                     -1.05%
2000                                                                      9.27%
2001                                                                      5.05%
2002                                                                      5.88%
2003                                                                      3.58%

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -3.97% (quarter ended 03/31/94). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.13%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS          YEARS
---------------------------------------------------------------------------------
 Global Bond Portfolio Class 1              3.58%          4.49%           6.43%
---------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond
   Index (hedged)(1)                        2.09%          5.55%           7.17%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

--------------------------------------------------------------------------------

                           HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           HIGH-YIELD BOND PORTFOLIO CLASS 1
                                                           ---------------------------------
1994                                                                    -5.52%
1995                                                                    14.24%
1996                                                                    14.57%
1997                                                                    14.42%
1998                                                                    -2.95%
1999                                                                     6.50%
2000                                                                    -9.30%
2001                                                                    -4.30%
2002                                                                    -5.93%
2003                                                                    31.74%

During the period shown in the bar chart, the highest return for a quarter was 11.49% (quarter ended 06/30/03) and the lowest return for a quarter was -8.40% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.62%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio Class 1                            31.74%          2.76%           4.64%
----------------------------------------------------------------------------------------------------
 Merrill Lynch High-Yield Master Index(1)                     27.23%          5.47%           7.23%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Merrill Lynch High-Yield Master Index includes publicly placed, nonconvertible, coupon-bearing U.S. domestic debt with a maturity of at least one year. Par amounts of all issues at the beginning and ending of each reporting period must be at least $10,000. Issues included in the index must have a rating that is less than investment grade but not in default.

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                    WORLDWIDE HIGH INCOME PORTFOLIO CLASS 1
                                                    ---------------------------------------
1995                                                                 20.97%
1996                                                                 25.32%
1997                                                                 15.54%
1998                                                                -17.07%
1999                                                                 19.31%
2000                                                                 -2.96%
2001                                                                 -3.20%
2002                                                                 -0.39%
2003                                                                 25.94%

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.87%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Worldwide High Income Portfolio Class 1                     25.94%           7.05%             7.84%
-------------------------------------------------------------------------------------------------------
 First Boston High-Yield Bond Index(2)                       27.94%           6.44%             8.09%
-------------------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Global Index(3)                            25.66%          15.40%            13.76%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            26.90%          10.81%            11.09%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.

(2) The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated B or lower.

(3) The J.P. Morgan EMBI Global Index is a market-weighted index composed of U.S. dollar denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(4) The Blended Index consists of 50% of First Boston High-Yield Bond Index and 50% of J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index for index comparison purposes of the asset and country composition of the Portfolio.

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.28%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                       15.07%          -1.40%            6.36%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            8.59%
-------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.10%           6.62%            7.62%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            16.89%           2.70%            8.21%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          MFS TOTAL RETURN PORTFOLIO CLASS 1
                                                          ----------------------------------
1995                                                                    27.64%
1996                                                                     9.94%
1997                                                                    16.90%
1998                                                                    19.53%
1999                                                                     2.88%
2000                                                                    17.01%
2001                                                                     0.52%
2002                                                                    -4.85%
2003                                                                    16.86%

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -8.16% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio Class 1                          16.86%           6.12%            11.13%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            11.70%
-------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.10%           6.62%             8.00%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            16.89%           2.70%            10.00%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500(R) Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                           TELECOM UTILITY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           TELECOM UTILITY PORTFOLIO CLASS 1
                                                           ---------------------------------
1997                                                                     25.73%
1998                                                                     14.04%
1999                                                                      1.78%
2000                                                                     -9.00%
2001                                                                    -13.76%
2002                                                                    -23.77%
2003                                                                     18.75%

During the period shown in the bar chart, the highest return for a quarter was 15.95% (quarter ended 06/30/03) and the lowest return for a quarter was -18.24% (quarter ended 9/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.41%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)     YEAR           YEARS         INCEPTION(1)
------------------------------------------------------------------------------------
 Telecom Utility Portfolio Class 1        18.75%          -6.28%            1.66%
------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                      28.67%          -0.57%            8.59%
------------------------------------------------------------------------------------
 S&P Utility Index(3)                     26.17%          -2.59%            4.14%
------------------------------------------------------------------------------------
 S&P Telecommunication Services
   Index(4)                                7.18%         -14.68%            0.05%
------------------------------------------------------------------------------------
 Blended Index(5)                         13.70%          -9.42%            2.49%
------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

(4) The S&P Telecommunication Services Index is comprised of the companies listed in the telecommunications sectors of the S&P 400(R), 500(R), and 600(R). Created in July of 1996, the S&P Telecommunication Services Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers). Index change is a name change; the composition of the index remained substantially consistent.

(5) The Blended Index is comprised of 35% S&P Utility Index and 65% S&P Telecommunication Services Index (formerly, the S&P Communications Service Index), on a market capitalization weighted basis.

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                            GROWTH-INCOME PORTFOLIO CLASS 1
                                                            -------------------------------
1994                                                                     -2.61%
1995                                                                     34.10%
1996                                                                     24.06%
1997                                                                     33.91%
1998                                                                     30.74%
1999                                                                     30.04%
2000                                                                     -8.34%
2001                                                                    -15.90%
2002                                                                    -21.15%
2003                                                                     25.62%

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -19.39% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.03%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Growth-Income Portfolio Class 1                              25.62%          -0.14%         10.91%
----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                          28.67%          -0.57%         11.07%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                      FEDERATED AMERICAN LEADERS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                               FEDERATED AMERICAN LEADERS PORTFOLIO CLASS 1
                                               --------------------------------------------
1997                                                              31.43%
1998                                                              17.96%
1999                                                               6.19%
2000                                                               2.39%
2001                                                              -2.33%
2002                                                             -19.78%
2003                                                              27.57%

During the period shown in the bar chart, the highest return for a quarter was 16.96% (quarter ended 06/30/03) and the lowest return for a quarter was -19.38% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.45%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Federated American Leaders Portfolio(2) Class 1             27.57%           1.68%            8.26%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(3)                                         28.67%          -0.57%            8.59%
-------------------------------------------------------------------------------------------------------
 S&P 500(R)/Barra Value Index(4)                             31.79%           1.95%            8.32%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) Prior to May 1, 2003, the Federated American Leaders Portfolio was named the Federated Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The S&P 500(R)/Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R)) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 1                       33.16%           4.55%            13.68%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            11.70%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                        "DOGS" OF WALL STREET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DOGS OF WALL STREET PORTFOLIO CLASS 1
                                                       -------------------------------------
1999                                                                  -7.08%
2000                                                                   2.94%
2001                                                                   7.91%
2002                                                                  -6.57%
2003                                                                  20.06%

During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended 06/30/99) and the lowest return for a quarter was -16.32% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.20%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street Portfolio Class 1                     20.06%           2.97%            2.47%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            1.62%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is April 1, 1998.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those of smaller companies.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    -2.16%
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.57%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 1                            25.76%          -4.44%         11.22%
----------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                              29.75%          -5.11%          9.21%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                        GOLDMAN SACHS RESEARCH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   GOLDMAN SACHS RESEARCH PORTFOLIO CLASS 1
                                                   ----------------------------------------
2001                                                               -25.20%
2002                                                               -28.08%
2003                                                                25.33%

During the period shown in the bar chart, the highest return for a quarter was 15.61% (quarter ended 06/30/03) and the lowest return for a quarter was -23.15% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.80%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR         INCEPTION(1)
-----------------------------------------------------------------------------------------
 Goldman Sachs Research Portfolio Class 1                      25.33%           -11.20%
-----------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                           28.67%            -5.84%
-----------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is July 5, 2000. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                  MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                         MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO CLASS 1
                                         ---------------------------------------------------
1994                                                            -8.01%
1995                                                            32.10%
1996                                                            15.99%
1997                                                            23.22%
1998                                                            29.28%
1999                                                             5.93%
2000                                                            -0.32%
2001                                                           -16.04%
2002                                                           -21.00%
2003                                                            22.50%

During the period shown in the bar chart, the highest return for a quarter was 22.03% (quarter ended 12/31/98) and the lowest return for a quarter was -15.56% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.29%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust Portfolio Class 1          22.50%          -3.02%          6.78%
----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                          28.67%          -0.57%         11.07%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                        PUTNAM GROWTH: VOYAGER PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   PUTNAM GROWTH: VOYAGER PORTFOLIO CLASS 1
                                                   ----------------------------------------
1994                                                                -1.57%
1995                                                                24.75%
1996                                                                20.37%
1997                                                                32.48%
1998                                                                34.76%
1999                                                                29.71%
2000                                                               -18.06%
2001                                                               -24.16%
2002                                                               -26.41%
2003                                                                23.98%

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -19.65% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.93%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager Portfolio Class 1                     23.98%          -5.96%          6.85%
----------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                              29.75%          -5.11%          9.21%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                           BLUE CHIP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          BLUE CHIP GROWTH PORTFOLIO CLASS 1
                                                          ----------------------------------
2001                                                                   -20.87%
2002                                                                   -29.26%
2003                                                                   -25.98%

During the period shown in the bar chart, the highest return for a quarter was 12.86% (quarter ended 12/31/01) and the lowest return for a quarter was -19.10% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.33%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR         INCEPTION(1)
-----------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio Class 1                            25.98%           -12.98%
-----------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                           28.67%            -5.84%
-----------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is July 5, 2000. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                             REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              REAL ESTATE PORTFOLIO CLASS 1
                                                              -----------------------------
1998                                                                     -15.36%
1999                                                                      -7.42%
2000                                                                      23.80%
2001                                                                       6.00%
2002                                                                       6.26%
2003                                                                      37.91%

During the period shown in the bar chart, the highest return for a quarter was 11.98% (quarter ended 06/30/99) and the lowest return for a quarter was -11.07% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 12.34%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Real Estate Portfolio Class 1                               37.91%          12.23%             9.17%
-------------------------------------------------------------------------------------------------------
 Morgan Stanley REIT Index(2)                                36.74%          14.12%            10.32%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        MFS MID-CAP GROWTH PORTFOLIO CLASS 1
                                                        ------------------------------------
2000                                                                    9.61%
2001                                                                  -22.62%
2002                                                                  -47.17%
2003                                                                   37.31%

During the period shown in the bar chart, the highest return for a quarter was 26.80% (quarter ended 12/31/01) and the lowest return for a quarter was -35.89% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 6.79%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR         INCEPTION(1)
-----------------------------------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio Class 1                          37.31%            0.31%
-----------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                             42.71%            1.39%
-----------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                      47.25%            8.72%
-----------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is April 1, 1999.

(2) Effective May 3, 2004, the Portfolio has selected the Russell Midcap(R) Growth Index for performance comparisons. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.18%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       28.57%          0.68%             4.91%
-------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  31.06%          0.37%             8.38%
-------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

--------------------------------------------------------------------------------

                         GROWTH OPPORTUNITIES PORTFOLIO
   -----------------------------------------------------------------------------

                                    (CLASS 1)*

                                    (BAR CHART)

                                                     GROWTH OPPORTUNITIES PORTFOLIO CLASS 1
                                                     --------------------------------------
2001                                                                -33.17%
2002                                                                -39.83%
2003                                                                 34.93%

During the period shown in the bar chart, the highest return for a quarter was 18.49% (quarter ended 12/31/01) and the lowest return for a quarter was -25.14% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.13%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR         INCEPTION(1)
-----------------------------------------------------------------------------------------
 Growth Opportunities Portfolio Class 1                        34.93%           -18.91%
-----------------------------------------------------------------------------------------
 S&P Mid Cap 400(R) Index(2)                                   35.59%             6.24%
-----------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is July 5, 2000. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P Mid Cap 400(R) Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is also a market-value weighted index.

--------------------------------------------------------------------------------

                            MARSICO GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           MARSICO GROWTH PORTFOLIO CLASS 1
                                                           --------------------------------
2001                                                                   -13.53%
2002                                                                   -11.24%
2003                                                                    30.20%

During the period shown in the bar chart, the highest return for a quarter was 13.00% (quarter ended 06/30/03) and the lowest return for a quarter was -14.66% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.90%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR         INCEPTION(1)
-----------------------------------------------------------------------------------------
 Marsico Growth Portfolio Class 1                              30.20%            -0.03%
-----------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                           28.67%            -4.06%
-----------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is December 29, 2000. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              TECHNOLOGY PORTFOLIO CLASS 1
                                                              ----------------------------
2001                                                                    -47.63%
2002                                                                    -49.29%
2003                                                                     50.84%

During the period shown in the bar chart, the highest return for a quarter was 40.64% (quarter ended 12/31/01) and the lowest return for a quarter was -45.25% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was -1.48%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR         INCEPTION(1)
-----------------------------------------------------------------------------------------
 Technology Portfolio Class 1                                  50.84%           -31.28%
-----------------------------------------------------------------------------------------
 Nasdaq(R) Composite Index(2)                                  50.77%           -16.83%
-----------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is July 5, 2000. The since inception return for the comparative index is as of the inception date month end.

(2) The Nasdaq(R) Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks on The Nasdaq Stock Market.

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.49%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 International Growth and Income Portfolio Class 1           36.85%           1.13%            3.40%
-------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                                       38.59%          -0.05%            2.22%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           GLOBAL EQUITIES PORTFOLIO CLASS 1
                                                           ---------------------------------
1994                                                                      -0.3%
1995                                                                     19.16%
1996                                                                     14.18%
1997                                                                     15.06%
1998                                                                     22.86%
1999                                                                     30.94%
2000                                                                    -17.26%
2001                                                                    -18.11%
2002                                                                    -26.79%
2003                                                                     26.54%

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -20.67% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.86%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Global Equities Portfolio Class 1                            26.54%          -3.85%          4.65%
----------------------------------------------------------------------------------------------------
 MSCI World Index(SM)(1)                                      33.11%          -0.77%          7.14%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

--------------------------------------------------------------------------------

                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                                                  CLASS 1
                                                --------------------------------------------
1995                                                               10.34%
1996                                                                9.31%
1997                                                                6.37%
1998                                                               18.53%
1999                                                               24.59%
2000                                                              -18.32%
2001                                                              -24.02%
2002                                                              -28.48%
2003                                                               31.88%

During the period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ended 12/31/99) and the lowest return for a quarter was -26.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.20%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 International Diversified Equities Portfolio Class 1        31.88%          -6.12%            0.75%
-------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                                       38.59%          -0.05%            3.54%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 10.39%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio Class 1                          52.61%           9.47%            -0.11%
-------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM)(2)                     56.28%          10.64%            -0.34%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                          CASH MANAGEMENT        CORPORATE BOND            GLOBAL BOND            HIGH-YIELD BOND
                                             PORTFOLIO             PORTFOLIO                PORTFOLIO                PORTFOLIO
                                          ---------------        --------------            -----------            ---------------
                                              CLASS 1               CLASS 1                  CLASS 1                  CLASS 1
                                          ---------------        --------------            -----------            ---------------
Management Fees                                0.49%                  0.57%                   0.69%                    0.62%
Distribution and/or Service (12b-1)
  Fees(1)                                      0.00%                  0.00%                   0.00%                    0.00%
Other Expenses                                 0.05%                  0.07%                   0.13%                    0.11%
Total Annual Portfolio Operating
  Expenses(1)                                  0.54%                  0.64%                   0.82%                    0.73%

                                    WORLDWIDE HIGH INCOME    SUNAMERICA BALANCED        MFS TOTAL RETURN          TELECOM UTILITY
                                          PORTFOLIO               PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                    ---------------------    -------------------        ----------------          ---------------
                                           CLASS 1                 CLASS 1                  CLASS 1                   CLASS 1
                                    ---------------------    -------------------        ----------------          ---------------
Management Fees                             1.00%                   0.62%                     0.65%                    0.75%
Distribution and/or Service
  (12b-1) Fees(1)                           0.00%                   0.00%                     0.02%                    0.04%
Other Expenses                              0.15%                   0.07%                     0.07%                    0.19%
Total Annual Portfolio Operating
  Expenses(1)                               1.15%                   0.69%                     0.74%                    0.98%

                                   GROWTH-INCOME        FEDERATED AMERICAN       DAVIS VENTURE VALUE       "DOGS" OF WALL STREET
                                     PORTFOLIO          LEADERS PORTFOLIO             PORTFOLIO                  PORTFOLIO
                                   -------------        ------------------       -------------------      -----------------------
                                      CLASS 1                CLASS 1                   CLASS 1                    CLASS 1
                                   -------------        ------------------       -------------------      -----------------------
Management Fees                        0.55%                   0.70%                    0.72%                       0.60%
Distribution and/or Service
  (12b-1) Fees(1)                      0.04%                   0.07%                    0.00%                       0.00%
Other Expenses                         0.05%                   0.07%                    0.05%                       0.11%
Total Annual Portfolio Operating
  Expenses(1)                          0.64%                   0.84%                    0.77%                       0.71%

                                  ALLIANCE GROWTH     GOLDMAN SACHS RESEARCH        MFS MASSACHUSETTS          PUTNAM GROWTH:
                                     PORTFOLIO             PORTFOLIO(2)         INVESTORS TRUST PORTFOLIO     VOYAGER PORTFOLIO
                                  ---------------     ----------------------    -------------------------   ---------------------
                                      CLASS 1                CLASS 1                     CLASS 1                   CLASS 1
                                  ---------------     ----------------------    -------------------------   ---------------------
Management Fees                        0.61%                   1.20%                      0.70%                     0.83%
Distribution and/or Service
  (12b-1) Fees(1)                      0.02%                   0.00%                      0.05%                     0.04%
Other Expenses                         0.05%                   0.33%                      0.07%                     0.06%
Total Annual Portfolio Operating
  Expenses(1)                          0.68%                   1.53%                      0.82%                     0.93%

                                       BLUE CHIP GROWTH          REAL ESTATE           MFS MID-CAP GROWTH       AGGRESSIVE GROWTH
                                         PORTFOLIO(2)             PORTFOLIO                PORTFOLIO                PORTFOLIO
                                       ----------------          -----------           ------------------       -----------------
                                           CLASS 1                 CLASS 1                  CLASS 1                  CLASS 1
                                       ----------------          -----------           ------------------       -----------------
Management Fees                              0.70%                  0.79%                     0.75%                   0.71%
Distribution and/or Service (12b-1)
  Fees(1)                                    0.00%                  0.00%                     0.05%                   0.00%
Other Expenses                               0.24%                  0.09%                     0.07%                   0.08%
Total Annual Portfolio Operating
  Expenses(1)                                0.94%                  0.88%                     0.87%                   0.79%

                                          GROWTH OPPORTUNITIES       MARSICO GROWTH         TECHNOLOGY   INTERNATIONAL GROWTH AND
                                              PORTFOLIO(2)             PORTFOLIO            PORTFOLIO        INCOME PORTFOLIO
                                          --------------------       --------------         ----------   ------------------------
                                                CLASS 1                 CLASS 1              CLASS 1             CLASS 1
                                          --------------------       --------------         ----------   ------------------------
Management Fees                                   0.75%                   0.85%                1.20%               0.96%
Distribution and/or Service (12b-1)
  Fees(1)                                         0.00%                   0.00%                0.08%               0.05%
Other Expenses                                    0.30%                   0.15%                0.21%               0.24%
Total Annual Portfolio Operating
  Expenses(1)                                     1.05%                   1.00%                1.49%               1.25%

                                             GLOBAL EQUITIES      INTERNATIONAL DIVERSIFIED   EMERGING MARKETS
                                                PORTFOLIO            EQUITIES PORTFOLIO          PORTFOLIO
                                             ---------------      -------------------------   ----------------
                                                 CLASS 1                   CLASS 1                CLASS 1
                                             ---------------      -------------------------   ----------------
Management Fees                                   0.78%                     1.00%                   1.25%
Distribution and/or Service (12b-1) Fees(1)       0.03%                     0.00%                   0.11%
Other Expenses                                    0.14%                     0.23%                   0.30%
Total Annual Portfolio Operating
  Expenses(1)                                     0.95%                     1.23%                   1.66%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's distribution and/or service fees has been reduced. "Distribution and/or Service (12b-1) Fees" do not take into account this expense reduction and are therefore higher than the actual distribution fee of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

                                                            CLASS 1
                                                            -------
MFS Total Return Portfolio                                   0.72%
Telecom Utility Portfolio                                    0.94%
Growth-Income Portfolio                                      0.60%
Federated American Leaders Portfolio                         0.77%
Alliance Growth Portfolio                                    0.66%
MFS Massachusetts Investors Trust Portfolio                  0.77%
Putnam Growth: Voyager Portfolio                             0.89%
MFS Mid-Cap Growth Portfolio                                 0.82%
Technology Portfolio                                         1.41%
International Growth and Income Portfolio                    1.20%
Global Equities Portfolio                                    0.92%
Emerging Markets Portfolio                                   1.55%

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio class does not exceed the amounts set forth below:

                                            CLASS 1
                                            -------
Goldman Sachs Research Portfolio             1.35%
Blue Chip Growth Portfolio                   0.85%
Growth Opportunities Portfolio               1.00%

 These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio.................................   $ 55     $173      $302      $  677
Corporate Bond Portfolio..................................     65      205       357         798
Global Bond Portfolio.....................................     84      262       455       1,014
High-Yield Bond Portfolio.................................     75      233       406         906
Worldwide High Income Portfolio...........................    117      365       633       1,398
SunAmerica Balanced Portfolio.............................     70      221       384         859
MFS Total Return Portfolio*...............................     76      237       411         918
Telecom Utility Portfolio*................................    100      312       542       1,201
Growth-Income Portfolio*..................................     65      205       357         798
Federated American Leaders Portfolio*.....................     86      268       466       1,037
Davis Venture Value Portfolio.............................     79      246       428         954
"Dogs" of Wall Street Portfolio...........................     73      227       395         883
Alliance Growth Portfolio*................................     69      218       379         847
Goldman Sachs Research Portfolio*.........................    156      483       834       1,824
MFS Massachusetts Investors Trust Portfolio*..............     84      262       455       1,014
Putnam Growth: Voyager Portfolio*.........................     95      296       515       1,143
Blue Chip Growth Portfolio*...............................     96      300       520       1,155
Real Estate Portfolio.....................................     90      281       488       1,084
MFS Mid-Cap Growth Portfolio*.............................     89      278       482       1,073
Aggressive Growth Portfolio...............................     81      252       439         978
Growth Opportunities Portfolio*...........................    107      334       579       1,283
Marsico Growth Portfolio..................................    102      318       552       1,225
Technology Portfolio*.....................................    152      471       813       1,779
International Growth and Income Portfolio*................    127      397       686       1,511
Global Equities Portfolio*................................     97      303       525       1,166
International Diversified Equities Portfolio..............    125      390       676       1,489
Emerging Markets Portfolio*...............................    169      523       902       1,965

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from directed brokerage arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
MFS Total Return Portfolio................................   $ 74     $230      $401      $  894
Telecom Utility Portfolio.................................     96      300       520       1,155
Growth-Income Portfolio...................................     61      192       335         750
Federated American Leaders Portfolio......................     79      246       428         954
Alliance Growth Portfolio.................................     67      211       368         822
Goldman Sachs Research Portfolio..........................    137      428       739       1,624
MFS Massachusetts Investors Trust Portfolio...............     79      246       428         954
Putnam Growth: Voyager Portfolio..........................     91      284       493       1,096
Blue Chip Growth Portfolio................................     87      271       471       1,049
MFS Mid-Cap Growth Portfolio..............................     84      262       455       1,014
Growth Opportunities Portfolio............................    102      318       552       1,225
Technology Portfolio......................................    144      446       771       1,691
International Growth and Income Portfolio.................    122      381       660       1,455
Global Equities Portfolio.................................     94      293       509       1,131
Emerging Markets Portfolio................................    158      490       845       1,845

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Class 1 shares of each Portfolio (other than the Cash Management Portfolio) are also subject to distribution fees pursuant to a Rule 12b-1 plan. Each Portfolio may participate in directed brokerage programs whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor"). The Distributor will use the money to pay for expenses designed to promote the sale of shares of each Portfolio. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of the Class 1 shares of each Portfolio. Because these distribution fees are paid for out of directed brokerage, these fees will not increase the cost of your investment or affect your return.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 1 shares are subject to distribution fees pursuant to a Rule 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

    ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND GOLDMAN SACHS
                              RESEARCH PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGY FOR THE "DOGS" OF WALL STREET PORTFOLIO

The "DOGS" OF WALL STREET PORTFOLIO employs a passively managed "buy and hold" strategy that annually selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the Portfolio will not change over the course of the year, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The annual selection of the thirty stocks that meet these criteria takes place no later than January 15th, on the basis of information as of the preceding December 31st. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser invests the additional funds in the selected stocks based on each stock's respective percentage of the Portfolio's assets. Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.

INVESTMENT STRATEGY FOR THE GOLDMAN SACHS RESEARCH PORTFOLIO

The Goldman Sachs Research Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity investments selected for their potential to achieve capital appreciation over the long term. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in approximately 40-50 companies that are considered by its Subadviser to be positioned for long-term growth or are positioned as value opportunities which, in the Subadviser's view, have identifiable competitive advantages and whose intrinsic value is not reflected in the stock price.

The Portfolio may invest in securities of any capitalization. Although the Portfolio will invest primarily in publicly traded U.S. securities (including securities of foreign issuers that are traded in the United States), it may invest up to 20% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

A committee of portfolio managers representing the Subadviser's Value and Growth investment teams will meet regularly to discuss stock selection and portfolio construction for the Portfolio. The Subadviser will rely on research generated by the portfolio managers/analysts that comprise the Subadviser's Value and Growth Investment teams. Under normal circumstances, the Portfolio expects its portfolio to be approximately balanced between value and growth opportunities. The Portfolio will be rebalanced annually or more frequently as opportunities arise.

The Portfolio may invest in the aggregate up to 20% of its net assets in fixed income securities, such as government, corporate and bank debt obligations.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What are the         - Fixed income     - Fixed income     - Fixed income     - Fixed income     - Foreign
  Portfolio's            securities:        securities:        securities:        securities:        securities:
  principal              - U.S. treasury    - corporate        - U.S. and non-    - junk bonds       - emerging
  investments?             bills              bonds              U.S.             - convertible        market
                         - agency           - investment         government         bonds              government
                           discount           grade fixed        securities       - preferred          securities
                           notes              income           - investment         stocks           - emerging
                         - commercial         securities         grade            - zero coupon        market
                           paper            - junk bonds         corporate          and deferred       corporate
                         - corporate        - U.S.               bonds              interest           debt
                           debt               government       - mortgage and       bonds              instruments
                           instruments        securities         asset-backed                        - Eurobonds
                       - Short-term                              securities                          - Brady bonds
                         investments                         - Short-term                          - Junk bonds
                         - repurchase                          investments
                           agreements                        - Currency
                         - bank                                transactions
                           obligations                       - Foreign
                                                               securities
------------------------------------------------------------------------------------------------------------------------
  What other types of  N/A                - Fixed income     - Options and      - Equity           - Currency
  investments or                            securities:        futures            securities:        transactions
  strategies may the                        - preferred      - Forward            - convertible    - Illiquid
  Portfolio use to a                          stocks           commitments          securities       securities (up
  significant extent?                       - zero coupon,   - Mortgage and       - warrants         to 15%)
                                              deferred         currency swaps   - Fixed income     - Borrowing for
                                              interest and   - Credit,            securities:        temporary or
                                              PIK bonds        interest- rate     - U.S.             emergency
                                              (up to 35%)      and total            government       purposes
                                          - Foreign            return swaps         securities       (up to 33 1/3%)
                                            securities       - Hybrid             - investment
                                          - When-issued and    instruments          grade bonds
                                            delayed          - Deferred         - Foreign
                                            delivery           interest bonds     securities
                                            transactions     - Inverse          - PIK bonds
                                          - Illiquid           floaters         - Short-term
                                            securities (up   - Illiquid           investments
                                            to 15%)            securities (up
                                          - Pass-through       to 15%)
                                            securities       - Pass-through
                                          - Convertible        securities
                                            securities       - Borrowing for
                                                               temporary or
                                                               emergency
                                                               purposes
                                                               (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term       - Short-term       - Mortgage dollar  - Borrowing for    - Hybrid
  investments may the    investments        investments        rolls              temporary or       instruments
  Portfolio use as       - municipal      - Defensive        - Zero coupon,       emergency        - Options and
  part of efficient        obligations      investments        deferred           purposes           Futures
  portfolio                               - Options and        interest and       (up to 33 1/3%)  - Forward
  management or to                          futures            PIK bonds        - Illiquid           commitments
  enhance return?                           (up to 10%)      - Firm               securities
                                          - Borrowing for      commitments and    (up to 15%)
                                            temporary or       when-issued or   - Loan
                                            emergency          delayed --         participations
                                            purposes           delivery           and assignments
                                            (up to 33 1/3%)    transactions     - Short sales
                                          - Securities       - Forward          - Rights
                                            lending            commitments
                                            (up to 33 1/3%)  - Loan
                                          - Currency           participations
                                            transactions       and assignments
                                          - Currency swaps   - Securities
                                          - Credit swaps       lending (up to
                                          - Interest rate      33 1/3%)
                                            swaps, caps,     - Interest rate
                                            floors and         swaps, caps and
                                            collars            collars
                                          - Total return
                                            swaps
                                          - Hybrid
                                            instruments
------------------------------------------------------------------------------------------------------------------------
  What additional      - Interest rate    - Credit quality   - Interest rate    - Credit quality   - Foreign
  risks normally         fluctuations     - Interest rate      fluctuations     - Interest rate      exposure
  affect the           - Securities         fluctuations     - Credit quality     fluctuations     - Emerging
  Portfolio?             selection        - Market           - Currency         - Securities         markets
                                            volatility         volatility         selection        - Credit quality
                                          - Small and        - Derivatives      - Market           - Interest rate
                                            medium sized     - Market             volatility         fluctuations
                                            companies          volatility       - Short sales      - Illiquidity
                                          - Securities       - Non-diversified    risks            - Securities
                                            selection          status                                selection
                                          - Derivatives      - Foreign                             - Market
                                                               exposure                              volatility
                                                             - Hedging                             - Currency
                                                             - Securities                            volatility
                                                               selection                           - Derivatives
                                                             - Emerging                            - Non-diversified
                                                               markets                               status
------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                             BALANCED OR ASSET ALLOCATION PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
                                                       SUNAMERICA
                                                        BALANCED                                MFS TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal   - Equity securities:                        - Equity securities (at least 40%, but not
  investments?                           - common stocks                             more than 75%):
                                       - Fixed income securities:                    - common stocks
                                         - U.S. government securities                - convertible securities
                                         - corporate debt instruments                - rights
                                                                                   - Fixed income securities (at least 25%):
                                                                                     - U.S. government securities
                                                                                     - pass-through securities
                                                                                     - corporate debt instruments
                                                                                     - preferred stocks
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments or   - Equity securities:                        - Foreign securities (up to 20%):
  strategies may the Portfolio use to    - small-cap stocks (up to 20%)              - Brady bonds
  a significant extent?                - Short-term investments                      - depositary receipts
                                       - Defensive investments                       - fixed income securities (U.S. dollar
                                       - Foreign securities                            denominated)
                                       - Illiquid securities (up to 15%)           - Junk bonds (up to 20%)
                                                                                   - Securities lending (up to 33 1/3%)
                                                                                   - Emerging markets
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments may  - Options and futures                       - Municipal bonds
  the Portfolio use as part of         - Currency transactions                     - Warrants
  efficient portfolio management or    - Borrowing for temporary or emergency      - Zero-coupon, deferred interest and PIK
  to enhance return?                     purposes (up to 33 1/3%)                    bonds when-issued and delayed-delivery
                                       - Securities lending (up to 33 1/3%)          transactions
                                                                                   - Hybrid instruments
                                                                                   - Inverse floaters
                                                                                   - Options and futures
                                                                                   - Currency transactions
                                                                                   - Forward commitments
                                                                                   - Registered investment companies
                                                                                   - Short-term investments
                                                                                     - repurchase agreements
                                                                                   - Loan participations
                                                                                   - Equity swaps
                                                                                   - Roll transactions
                                                                                   - Short sales
                                                                                   - Variable and floating rate obligations
---------------------------------------------------------------------------------------------------------------------------------
  What additional risks normally       - Market volatility                         - Securities selection
  affect the Portfolio?                - Interest rate fluctuations                - Market volatility
                                       - Credit quality                            - Foreign exposure
                                       - Currency volatility                       - Interest rate fluctuations
                                       - Foreign exposure                          - Credit quality
                                       - Derivatives                               - Active trading
                                       - Hedging                                   - Prepayment
---------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                    EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------
                                                      FEDERATED       DAVIS VENTURE
               TELECOM UTILITY    GROWTH-INCOME    AMERICAN LEADERS       VALUE
-----------------------------------------------------------------------------------------
  What are     - Equity          - Equity          - Equity          - Equity
  the            securities:       securities:       securities:       securities:
  Portfolio's    - mid-cap         - large-cap       - large-cap       - large-cap
  principal        stocks            stocks            stocks            stocks
 investments?    - large-cap       - mid-cap
                   stocks            stocks
                 - small-cap
                   stocks
                 - convertible
                   securities
               - REITs
-----------------------------------------------------------------------------------------
  What other   - Fixed income    - Foreign         - Equity          - Mid-cap stocks
  types of       securities:       securities        securities:     - Foreign
  investments    - corporate       (up to 25%)       - mid-cap         securities
  or               bonds                               stocks
  strategies     - investment                      - Foreign
  may the          grade fixed                       securities:
  Portfolio        income                            - ADRs
  use to a         securities
  significant    - preferred
  extent?          stocks
-----------------------------------------------------------------------------------------
  What other   - Short-term      - Short-term      - Short-term      - Short-term
  types of       investments       investments       investments       investments
  investments  - Defensive       - Defensive       - Defensive       - Defensive
  may the        investments       investments       investments       investments
  Portfolio    - Options and     - Borrowing for   - Options and     - U.S.
  use as part    futures           temporary or      futures           government
  of           - Borrowing for     emergency       - Borrowing for     securities
  efficient      temporary or      purposes          temporary or
  portfolio      emergency         (up to            emergency
  management     purposes (up      33 1/3%)          purposes
  or to          to 33 1/3%)     - Options and       (up to
  enhance      - Securities        futures           33 1/3%)
  return?        lending                           - Securities
                 (up to                              lending
                 33 1/3%)                            (up to
               - ETFs                                33 1/3%)
-----------------------------------------------------------------------------------------
  What         - Market          - Market          - Market          - Market
  additional     volatility        volatility        volatility        volatility
  risks        - Utility         - Securities      - Securities      - Securities
  normally       industry          selection         selection         selection
  affect the   - Active trading  - Active trading
  Portfolio?                     - Growth stocks
-----------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                              EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                      "DOGS" OF WALL                              GOLDMAN SACHS       MFS MASSACHUSETTS
                          STREET           ALLIANCE GROWTH           RESEARCH          INVESTORS TRUST
-------------------------------------------------------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities:  - Equity securities:  - Equity securities
  Portfolio's        - large-cap stocks    - large-cap stocks    - common stocks       (at least 65%):
  principal                                                      - warrants            - common stocks
  investments?                                                   - rights              - convertible
                                                                 - convertible           securities
                                                                   securities        - Fixed income
                                                               - Equity swaps          securities:
                                                                 (up to 15%)           - preferred stocks
                                                               - Preferred stocks    - Foreign
                                                               - Emerging market       securities:
                                                                 securities            - depositary
                                                                                         receipts
-------------------------------------------------------------------------------------------------------------
  What other       N/A                   - Foreign securities  - Small-cap stocks    - Foreign securities
  types of                                 (up to 25%)         - Currency              (up to 20%)
  investments may                                                transactions        - Securities lending
  the Portfolio                                                - Futures               (up to 33 1/3%)
  or strategies                                                - Foreign securities
  use to a                                                       (up to 20%)
  significant                                                  - Hybrid instruments
  extent?                                                        (up to 15%);
                                                                 - structured
                                                                   securities
                                                                 - SPDRs (up to
                                                                   10%)
                                                               - Registered
                                                                 investment
                                                                 companies (up to
                                                                 10% and including
                                                                 ETFs)
                                                               - REITs
                                                               - U.S. government
                                                                 securities
                                                               - Corporate debt
                                                                 instruments
                                                               - Short-term
                                                                 investments
                                                               - Junk bonds (up to
                                                                 10%)
-------------------------------------------------------------------------------------------------------------
  What other       - Short-term          - Short-term          - Options             - Warrants
  types of           investments           investments         - Currency            - Zero-coupon,
  investments may  - Defensive           - Defensive             transactions          deferred interest
  the Portfolio      investments           investments         - Forward               and PIK bonds
  use as part of   - Borrowing for       - Borrowing for         commitments         - Short sales
  efficient          temporary or          temporary or        - When-issued and     - when issued and
  portfolio          emergency purposes    emergency purposes    delayed delivery      delayed- delivery
  management or      (up to 33 1/3%)       (up to 33 1/3%)     - Borrowing for         transactions
  to enhance       - Options and         - Options and           temporary or        - Futures
  return?            futures               futures               emergency purposes  - Currency
                                                                 (up to 33 1/3%)       transactions
                                                               - Short sales         - Forward
                                                                 (up to 25% and        commitments
                                                                 only "against the   - Registered
                                                                 box")                 investment
                                                               - Securities lending    companies
                                                                 (up to 33 1/3%)     - Short-term
                                                               - Repurchase            investments
                                                                 agreements            - repurchase
                                                               - Custodial receipts      agreements
                                                                 and trust           - Rights
                                                                 certificates        - Emerging markets
                                                                                     - Fixed income
                                                                                       securities:
                                                                                       - corporate debt
                                                                                         instruments
                                                                                       - U.S. government
                                                                                         securities
                                                                                     - Roll transactions
                                                                                     - Variable and
                                                                                       floating rate
                                                                                       obligations
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                              EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                      "DOGS" OF WALL                              GOLDMAN SACHS       MFS MASSACHUSETTS
                          STREET           ALLIANCE GROWTH           RESEARCH          INVESTORS TRUST
-------------------------------------------------------------------------------------------------------------
  What additional  - Market volatility   - Market volatility   - Market volatility   - Market volatility
  risks normally   - Securities          - Securities          - Securities          - Securities
  affect the         selection             selection             selection             selection
  Portfolio?       - Non-diversified     - Active trading      - Credit quality      - Large cap
                     status              - Growth stocks       - Derivatives           companies
                   - Illiquidity         - Large cap           - Illiquidity         - Growth stocks
                   - Passively managed     companies           - Interest rate
                     strategy                                    fluctuation
                                                               - Small companies
                                                               - Real estate
                                                                 industry
                                                               - Foreign exposure
                                                               - Unseasoned
                                                                 companies
                                                               - Growth stocks
                                                               - Short sale risks
-------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                         EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------
                   PUTNAM GROWTH:
                      VOYAGER         BLUE CHIP GROWTH      REAL ESTATE        MARSICO GROWTH
---------------------------------------------------------------------------------------------------
  What are the   - Equity            - Equity            - Equity            - Equity
  Portfolio's    securities            securities:       securities:           securities:
  principal                            - large-cap         - mid-cap stocks    - large-cap
  investments?                           stocks            - small-cap           stocks
                                       - mid-cap stocks      stocks
                                                         - Fixed income
                                                           securities:
                                                           - preferred
                                                             stocks
                                                         - REITs
---------------------------------------------------------------------------------------------------
  What other     - Foreign           - Small-cap stocks  - Convertible       - Foreign
  types of         securities (up    - Foreign             stocks              securities
  investments      to 20%)             securities        - Foreign             (up to 25%)
  or strategies                                            securities        - Fixed income
  may the                                                - Junk bonds          securities:
  Portfolio use                                            (up to 5%)          - U.S.
  to a                                                   - Corporate bonds       government
  significant                                                                    securities
  extent?                                                                      - preferred
                                                                                 stocks
                                                                               - junk bonds
                                                                                 (up to 10%)
                                                                               - investment
                                                                                 grade fixed
                                                                                 income
                                                                                 securities
                                                                               - zero-coupon,
                                                                                 deferred
                                                                                 interest and
                                                                                 PIK bonds
                                                                             - Convertible
                                                                               securities
                                                                             - Warrants
                                                                             - Forward
                                                                               commitment
                                                                               agreements
                                                                             - When-issued and
                                                                               delayed-
                                                                               delivery
                                                                               transactions
---------------------------------------------------------------------------------------------------
  What other     - Short-term        - Short-term        - Short-term        - Short-term
  types of         investments         investments         investments         investments
  investments    - Currency            (up to 10%)       - Defensive         - Defensive
  may the          transactions      - Defensive           investment          instruments
  Portfolio use  - Defensive           instruments       - U.S. government   - Options and
  as part of       investments       - Options and         securities          futures
  efficient      - Borrowing for       futures                               - Borrowing for
  portfolio        temporary or      - Borrowing for                           temporary or
  management or    emergency           temporary or                            emergency
  to enhance       purposes            emergency                               purposes
  return?        - Options and         purposes                                (up to 33 1/3%)
                   futures             (up to 33 1/3%)                       - Illiquid
                 - Warrants          - Securities                              securities
                 - Hybrid              lending                                 (up to 15%)
                   instruments         (up to 33 1/3%)                       - Currency
                 - Small and medium                                            transactions
                   size companies
---------------------------------------------------------------------------------------------------
  What           - Market            - Market            - Market            - Market
  additional       volatility          volatility          volatility          volatility
  risks          - Securities        - Securities        - Securities        - Securities
  normally         selection           selection           selection           selection
  affect the     - Growth stocks     - Active trading    - Real estate       - Non-diversified
  Portfolio?     - IPO investing     - Interest rate       industry            status
                 - Derivatives         fluctuation       - Small and medium  - Foreign exposure
                 - Hedging           - Growth stocks       sized companies   - Technology
                                     - Derivatives                             sector
                                     - Hedging                               - Growth stocks
---------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                          EQUITY PORTFOLIOS
------------------------------------------------------------------------------------------------------
                       MFS MID-CAP                                GROWTH
                          GROWTH        AGGRESSIVE GROWTH     OPPORTUNITIES         TECHNOLOGY
------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity
  Portfolio's         securities:         securities:         securities:         securities:
  principal           - common stocks     - small-cap         - mid-cap stocks    - large-cap
  investments?        - mid-cap stocks      stocks                                  stocks
                      - convertible       - mid-cap stocks                        - mid-cap stocks
                        securities        - convertible                           - small-cap
                    - Fixed income          securities                              stocks
                      securities:         - warrants
                      - preferred       - Defensive
                        stocks            investments
                    - Foreign           - Options and
                      securities:         futures
                      - depositary
                        receipts
------------------------------------------------------------------------------------------------------
  What other types  - Foreign           - Large-cap stocks  - Small-cap stocks  - Foreign
  of investments      securities                            - Large-cap stocks    securities
  or strategies       (up to 20%)
  may the           - Junk bonds
  Portfolio use to    (up to 10%)
  a significant
  extent?
------------------------------------------------------------------------------------------------------
  What other types  - Warrants          - Borrowing for     - Short-term        - Warrants
  of investments    - Rights              temporary or        investments       - Rights
  may the           - Corporate debt      emergency           (up to 10%)       - Illiquid
  Portfolio use as    instruments         purposes          - Defensive           securities
  part of           - U.S. Government     (up to 33 1/3%)     investments         (up to 15%)
  efficient           securities        - Options and       - Options and       - Options and
  portfolio         - Zero-coupon,        futures             futures             futures
  management or to    deferred          - Illiquid
  enhance return?     interest and PIK    securities
                      bonds               (up to 15%)
                    - Short sales       - Short-term
                    - When issued and     investments
                      delayed-
                      delivery
                      transactions
                    - Options and
                      futures
                    - Currency
                      transactions
                    - Forward
                      commitments
                    - Registered
                      investment
                      companies
                    - Short-term
                      investments
                    - Securities
                      lending
                      (up to 33 1/3%)
                    - Variable and
                      floating rate
                      obligations
------------------------------------------------------------------------------------------------------
  What additional   - Market            - Market            - Market            - Market
  risks normally      volatility          volatility          volatility          volatility
  affect the        - Securities        - Securities        - Securities        - Securities
  Portfolio?          selection           selection           selection           selection
                    - Medium sized      - IPO investing     - Small and medium  - Technology
                      companies         - Illiquidity         sized companies     sector
                    - Foreign exposure  - Interest rate     - Derivatives       - IPO investing
                    - Emerging markets    fluctuations      - Hedging           - Derivatives
                    - Growth stocks     - Small and medium  - Growth stocks     - Active trading
                    - Non-diversified     sized companies   - Technology        - Growth stocks
                      status            - Credit quality      sector            - Foreign exposure
                    - Active trading    - Derivatives                           - Small and medium
                    - Credit quality    - Hedging                                 sized companies
                                        - Emerging markets                      - Hedging
                                        - Growth stocks
                                        - Active trading
                                        - Technology
                                          sector
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                       INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------------
                      INTERNATIONAL                           INTERNATIONAL
                    GROWTH AND INCOME    GLOBAL EQUITIES       DIVERSIFIED       EMERGING MARKETS
                                                                 EQUITIES
------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity
  Portfolio's         securities:         securities:         securities          securities:
  principal           - large-cap         - large-cap       - Foreign             - small-cap
  investments?          stocks              stocks            securities            stocks
                        (foreign)         - mid-cap stocks                        - mid-cap stocks
                    - Foreign           - Foreign                               - Foreign
                      securities          securities                              securities
------------------------------------------------------------------------------------------------------
  What other types  - Equity            N/A                 - Equity            - Hybrid
  of investments      securities:                             securities:         instruments
  or strategies       - mid-cap stocks                        - convertible     - Equity swaps
  may the               (foreign)                               securities      - Options and
  Portfolio use to  - Foreign                                 - warrants          futures
  a significant       securities:                             - rights
  extent?             - emerging                            - Futures
                        markets
------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Short-term        - Short-term        N/A
  of investments      securities:         investments         investments
  may the             - small-cap       - Currency          - Defensive
  Portfolio use as      stocks            transactions        investments
  part of               (foreign)       - Defensive         - Currency
  efficient           - large-cap         investments         transactions
  portfolio             stocks (U.S.)   - Borrowing for     - Illiquid
  management or to  - Currency            temporary or        securities
  enhance return?     transactions        emergency           (up to 15%)
                    - Short-term          purposes (up to   - Options and
                      investments         33 1/3%)            futures
                    - Hybrid            - Options and       - Forward
                      instruments         futures             commitments
                    - Equity swaps                          - Registered
                                                              investment
                                                              companies
                                                            - Firm commitment
                                                              agreements
                                                            - Securities
                                                              lending
                                                              (up to 33 1/3%)
------------------------------------------------------------------------------------------------------
  What additional   - Currency          - Market            - Market            - Currency
  risks normally      volatility          volatility          volatility          volatility
  affect the        - Foreign exposure  - Securities        - Foreign exposure  - Foreign exposure
  Portfolio?        - Market              selection         - Securities        - Emerging markets
                      volatility        - Active trading      selection         - Growth stocks
                    - IPO investing     - Currency          - Emerging markets  - IPO investing
                    - Securities          volatility        - Growth stocks     - Market
                      selection         - Foreign exposure  - Active trading      volatility
                    - Hedging           - Growth stocks     - Currency          - Securities
                    - Growth stocks     - Derivatives         volatility          selection
                    - Emerging markets  - Hedging           - Sector risk       - Derivatives
                                        - Emerging markets  - Derivatives
                                                            - Hedging
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes, a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - HIGH INCOME SECURITIES, with respect to the Worldwide High Income Portfolio, are defined as medium and lower-grade income securities, which include securities rated at the time of purchase BBB or lower by Standard & Poor's ("S&P") or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the Subadviser to be comparable quality at the time of purchase.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser. With respect to the CORPORATE BOND PORTFOLIO, foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) STRUCTURED SECURITIES and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE SWAPS are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of "Dogs" of Wall Street Portfolio, this entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with applicable federal tax laws). There can be no assurance that the strategy will be successful.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

REAL ESTATE INDUSTRY: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

SECTOR RISK: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

UNSEASONED COMPANIES: Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

UTILITY INDUSTRY: Risks include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
(vii) potential effect of deregulation.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2004, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
Cash Management Portfolio....................            0.49%
Corporate Bond Portfolio.....................            0.57%
Global Bond Portfolio........................            0.69%
High-Yield Bond Portfolio....................            0.62%
Worldwide High Income Portfolio..............            1.00%
SunAmerica Balanced Portfolio................            0.62%
MFS Total Return Portfolio...................            0.65%
Telecom Utility Portfolio....................            0.75%
Growth-Income Portfolio......................            0.55%
Federated American Leaders Portfolio.........            0.70%
Davis Venture Value Portfolio................            0.72%
"Dogs" of Wall Street Portfolio..............            0.60%
Alliance Growth Portfolio....................            0.61%
Goldman Sachs Research Portfolio.............            1.20%
MFS Massachusetts Investors Trust
  Portfolio..................................            0.70%
Putnam Growth: Voyager Portfolio.............            0.83%
Blue Chip Growth Portfolio...................            0.70%
Real Estate Portfolio........................            0.79%
MFS Mid-Cap Growth Portfolio.................            0.75%
Aggressive Growth Portfolio..................            0.71%
Growth Opportunities Portfolio...............            0.75%

                  PORTFOLIO                              FEE
                  ---------                              ---
Marsico Growth Portfolio.....................            0.85%
Technology Portfolio.........................            1.20%
International Growth and Income Portfolio....            0.96%
Global Equities Portfolio....................            0.78%
International Diversified Equities
  Portfolio..................................            1.00%
Emerging Markets Portfolio...................            1.25%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2003, Alliance had approximately $475 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2003, BACAP had over $201 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2003, Davis had approximately $46 billion in assets under management.

FEDERATED INVESTMENT MANAGEMENT COMPANY and FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA (collectively, Federated) are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Effective May 1, 2004, Federated Investment Management Company became Subadviser for the Corporate Bond Portfolio, and Federated Equity Management Company of Pennsylvania became Subadviser for the Telecom Utility Portfolio and the Federated American Leaders Portfolio. Previously, the Subadviser for each of these Portfolios was Federated Investment Counseling. Both the new Subadvisers and the previous Subadviser are wholly owned subsidiaries of Federated Investors, Inc. The change in Subadviser entities did not change the portfolio managers for the three Portfolios. Federated and affiliated companies serve as investment advisor to a number of investment companies and private accounts. As of December 31, 2003, Federated and affiliated companies had approximately $198 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (GSAM) is located at 32 Old Slip, New York, NY 10005. GSAM registered as an investment adviser in 1990. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (Goldman Sachs) served as the investment adviser for the Goldman Sachs Research and Global Bond Portfolios. On or about April 26, 2003, GSAM assumed Goldman Sachs' investment advisory responsibilities for these Portfolios. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of December 31, 2003, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had approximately $375.7 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate

Street, London EC1A 7HD, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2003, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs, had approximately $375.7 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC (Marsico) is located at 1200 Seventeenth Street, Suite 1300, Denver, CO 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of December 31, 2003, Marsico managed approximately $30.2 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2003, MFS had approximately $140 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2003, MSIM Inc. together with its affiliated asset management companies had approximately $421 billion in assets under management with approximately $156.1 billion in institutional assets.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2003, Putnam had approximately $239.6 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each Portfolio is set forth below in the following table.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Cash Management            BACAP                       - Cash Investments Team          N/A
 Portfolio
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Federated                   - Joseph M. Balestrino           Mr. Balestrino joined
                                                          Senior Vice President and      Federated in 1986 as a Project
                                                          Portfolio Manager              Manager in the Product Design
                                                                                         Department and became an
                                                                                         Assistant Vice President and
                                                                                         Investment Analyst in 1991. He
                                                                                         became a Vice President and
                                                                                         portfolio manager in 1995 and
                                                                                         a Senior Vice President in
                                                                                         1998.
                                                        - Mark E. Durbiano               Mr. Durbiano joined Federated
                                                          Senior Vice President and      in 1982 as an Investment
                                                          Portfolio Manager              Analyst and became a Vice
                                                                                         President and portfolio
                                                                                         manager in 1988. He has been a
                                                                                         Senior Vice President since
                                                                                         1996.

                                                        - Christopher J. Smith           Mr. Smith joined Federated in
                                                          Vice President and Portfolio   1995 as a Portfolio Manager
                                                          Manager                        and Vice President. Prior to
                                                                                         joining Federated, he was an
                                                                                         Assistant Vice President at
                                                                                         Provident Life & Accident
                                                                                         Insurance Company from 1987
                                                                                         through 1994.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio      GSAM-International          - Andrew F. Wilson               Mr. Wilson joined GSAM in 1995
                                                          Managing Director, Co-Head     as a senior Global Fixed
                                                          of Global Fixed Income and     Income portfolio manager, was
                                                          Currency Management and        promoted to Managing Director
                                                          Senior Portfolio Manager       in 1999 and is now Co-Head of
                                                                                         the global fixed income and
                                                                                         currency business. During his
                                                                                         tenure with GSAM he has been
                                                                                         responsible for Global Fixed
                                                                                         Income positioning, is a
                                                                                         member of the Fixed Income
                                                                                         Investment Strategy group and
                                                                                         is also a member of the Global
                                                                                         Asset Allocation Committee.
                                                                                         Prior to joining GSAM Mr.
                                                                                         Wilson was a Senior Global
                                                                                         Fixed Income Portfolio Manager
                                                                                         at Rothschild Asset
                                                                                         Management.
                                                        - Philip Moffitt                 Mr. Moffitt joined GSAM in
                                                          Managing Director, Co-Head     1999. He is Co-Head of our
                                                          of Global Fixed Income and     Global Fixed Income and
                                                          Currency Management and        Currency Business. Prior to
                                                          Senior Portfolio Manager       joining GSAM he worked for
                                                                                         three years as a proprietary
                                                                                         trader for Tokai Asia Ltd in
                                                                                         Hong Kong. Before that Mr.
                                                                                         Moffitt spent ten years with
                                                                                         Bankers Trust Asset Management
                                                                                         in Australia, where he was a
                                                                                         Managing Director responsible
                                                                                         for all active global fixed
                                                                                         income funds as well as a
                                                                                         member of the Asset Allocation
                                                                                         Committee.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio       GSAM-International         - Iain Lindsay                   Mr. Lindsay, Head of Global
 (continued)                                              Executive Director, Global     Fixed Income and Currency
                                                          Fixed Income and Currency      Product Management, joined
                                                          and Portfolio Manager          GSAM in Jun-01 from JP Morgan
                                                                                         Investment Management where he
                                                                                         was a portfolio manager. Prior
                                                                                         to JP Morgan, Mr. Lindsay
                                                                                         headed the capital market
                                                                                         strategy team at Bank of
                                                                                         Montreal in London and was
                                                                                         senior fixed income strategist
                                                                                         with Credit Lyonnais in Paris.
---------------------------------------------------------------------------------------------------------------------------
 High-Yield Bond            SAAMCo                      - Bryan G. Petermann             Mr. Petermann joined SAAMco in
 Portfolio                                                Co-Portfolio Manager           2003 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Petermann is
                                                                                         currently Vice President,
                                                                                         Portfolio Manager, CDO/Mutual
                                                                                         Funds of AIG Global Investment
                                                                                         Corp. ("AIGGIC"). Prior to
                                                                                         joining AIGGIC in 2001, Mr.
                                                                                         Petermann served as the head
                                                                                         of the media/communications
                                                                                         group of American General
                                                                                         Investment Management, LP
                                                                                         ("AGIM") from 2000 to 2001.
                                                                                         From 1997 to 2000, he was Vice
                                                                                         President of Union Bank of
                                                                                         California.
                                                        - Greg A. Braun, CFA             Mr. Braun joined SAAMCo in
                                                          Co-Portfolio Manager           2003 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Vice President,
                                                                                         Portfolio Manager, CDO/Mutual
                                                                                         Funds of AIGGIC. Prior to
                                                                                         joining AIGGIC in 2001, Mr.
                                                                                         Braun headed up the group for
                                                                                         cyclical industries of AGIM
                                                                                         from 1996 to 2001.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Worldwide High Income      Van Kampen                  High Yield Team and Emerging
 Portfolio                                              Markets Debt Team
                                                        High Yield Team includes:
                                                        - Gordon W. Loery                Mr. Loery is an Executive
                                                          Executive Director and         Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Mr. Loery joined
                                                                                         Morgan Stanley & Co.
                                                                                         Incorporated (Morgan Stanley),
                                                                                         a MSIM Inc. affiliate in 1990
                                                                                         as a fixed income analyst and
                                                                                         has been a Portfolio Manager
                                                                                         with MSIM Inc.'s affiliate
                                                                                         Miller Anderson & Sherrerd,
                                                                                         LLP (MAS) since 1996.
                                                        - Sheila Finnerty                Ms. Finnerty is a Managing
                                                          Managing Director and          Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Ms. Finnerty
                                                                                         joined Morgan Stanley in 1993
                                                                                         and has been with MSIM Inc.
                                                                                         since 1998.
                                                        Emerging Markets Debt Team
                                                        includes:
                                                        - Eric Baurmeister               Mr. Baurmeister joined MSIM
                                                          Executive Director and         Inc. in 1997 and is a
                                                          Portfolio Manager              portfolio manager of the
                                                                                         emerging markets debt
                                                                                         portfolio. Prior to joining
                                                                                         MSIM Inc., he was a portfolio
                                                                                         manager at MIMCO from 1992 to
                                                                                         1996. He holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        - Fixed Income Investment Team   in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         Equity Investment Team headed
 Portfolio                                              by:
                                                        - David M. Calabro               Mr. Calabro joined MFS in 1992
                                                          Senior Vice President and      as a Vice President and equity
                                                          Portfolio Manager              analyst. He became a portfolio
                                                                                         manager in 1993 and was
                                                                                         promoted to Senior Vice
                                                                                         President in 1998.
                                                        Current members of the Team
                                                        include:
                                                        - Steven R. Gorham               Mr. Gorham, the manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1992, and has
                                                                                         been a portfolio manager since
                                                                                         2002.
                                                        - Michael W. Roberge             Mr. Roberge, the manager of
                                                          Senior Vice President and      the Portfolio's fixed income
                                                          Portfolio Manager              portion, joined MFS in 1996,
                                                                                         and has been a portfolio
                                                                                         manager since 2002.
                                                        - William J. Adams               Mr. Adams, manager of the bond
                                                          Vice President and Portfolio   portfolios, variable and
                                                          Manager                        off-shore investment products,
                                                                                         joined MFS in 1997. He was
                                                                                         promoted to Vice President in
                                                                                         1999, associate portfolio
                                                                                         manager in 2000 and portfolio
                                                                                         manager in 2001.
                                                        - Brooks Taylor                  Mr. Taylor is a Portfolio
                                                          Vice President and Portfolio   Manager of the equity portion.
                                                          Manager                        He joined MFS in 1996.
                                                        - Constantinos G. Mokas          Mr. Mokas, manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1990 as a
                                                                                         research analyst. He was
                                                                                         promoted to Assistant Vice
                                                                                         President in 1994, Vice
                                                                                         President in 1996 and
                                                                                         portfolio manager in 1998.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         - Kenneth J. Enright             Mr. Enright, a manager of the
 Portfolio (continued)                                    Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1986 as a
                                                                                         research analyst. He became an
                                                                                         Assistant Vice President in
                                                                                         1987, Vice President in 1988,
                                                                                         portfolio manager in 1993 and
                                                                                         Senior Vice President in 1999.
---------------------------------------------------------------------------------------------------------------------------
 Telecom Utility            Federated                   - John L. Nichol                 Mr. Nichol joined Federated in
 Portfolio                                                Vice President and Portfolio   September 2000 as an Assistant
                                                          Manager                        Vice President/Senior
                                                                                         Investment Analyst. Prior to
                                                                                         joining Federated, Mr. Nichol
                                                                                         was a portfolio manager for
                                                                                         the Public Employees
                                                                                         Retirement System of Ohio from
                                                                                         1992 through August 2000.
---------------------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio    Alliance                    - Michael R. Baldwin             Mr. Baldwin joined the company
                                                          Portfolio Manager and Senior   in 1989 as a research analyst.
                                                          Vice President                 He became a portfolio manager
                                                                                         in 1991 and was promoted to
                                                                                         Senior Vice President and
                                                                                         Associate Director of Research
                                                                                         in 1996.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - Kevin R. McCloskey             Mr. McCloskey, who joined
 Leaders Portfolio                                        Vice President and Portfolio   Federated in 1999 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From September 1994
                                                                                         to July 1999, he served as a
                                                                                         portfolio manager, and from
                                                                                         January 1994 to September
                                                                                         1994, he served as an
                                                                                         investment/quantitative
                                                                                         analyst at Killian Asset
                                                                                         Management Corpora-
                                                                                         tion. Mr. McCloskey holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.
                                                        - Steven J. Lehman               Mr. Lehman, who joined
                                                          Vice President and Senior      Federated in 1997 as a senior
                                                          Portfolio Manager              portfolio manager, is a Vice
                                                                                         President. From 1985 to 1997,
                                                                                         he served as portfolio manager
                                                                                         at First Chicago.
                                                        - John L. Nichol                 Mr. Nichol, who joined
                                                          Vice President and Portfolio   Federated in 2000 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From 1992 to 2000,
                                                                                         he served as portfolio manager
                                                                                         at Public Employees Retirement
                                                                                         System of Ohio. Mr. Nichols
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.
                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street      SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - James G. Reilly                Mr. Reilly joined Alliance
 Portfolio                                                Executive Vice President and   Capital in 1984 as a research
                                                          Head of Large Cap Growth       analyst. He became a portfolio
                                                          Team                           manager in 1993, was promoted
                                                                                         to Executive Vice President in
                                                                                         1999, and became the Large Cap
                                                                                         Growth Team Leader in 2003.
                                                        - Scott Wallace                  Mr. Wallace joined Alliance
                                                          Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research     GSAM                        - Eileen Rominger                Ms. Rominger joined GSAM as a
 Portfolio                                                Managing Director              portfolio manager and Chief
                                                          Chief Investment Officer,      Investment Officer of its
                                                          Value                          Value team in 1999. From 1981
                                                          Portfolio Manager              to 1999, she worked at
                                                                                         Oppenheimer Capital, most
                                                                                         recently as a senior portfolio
                                                                                         manager.
                                                        - Herbert E. Ehlers              Mr. Ehlers is Chief Investment
                                                          Managing Director              Officer for the Growth team
                                                          Chief Investment Officer,      and has been the lead manager
                                                          Growth Portfolio Manager       of strategy since its
                                                                                         inception in 1981. He served
                                                                                         as Chief Investment Officer of
                                                                                         Liberty Asset Management
                                                                                         ("Liberty") prior to GSAM's
                                                                                         acquisition of Liberty in
                                                                                         January 1997. Mr. Ehlers
                                                                                         joined Liberty's predecessor
                                                                                         firm, Eagle Asset Management,
                                                                                         in 1980.
---------------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts          MFS                         - John D. Laupheimer, Jr.        After joining MFS in 1981 as a
 Investors Trust                                          Senior Vice President and      research analyst, Mr.
 Portfolio                                                Portfolio Manager              Laupheimer became Assistant
                                                                                         Vice President in 1984, Vice
                                                                                         President in 1986, Portfolio
                                                                                         Manager in 1987, Investment
                                                                                         Officer in 1988, and Senior
                                                                                         Vice President in 1995.
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Brian O'Toole,                 Mr. O'Toole is a Managing
 Portfolio                                                Managing Director and Chief    Director and CIO of the Large
                                                          Investment Officer             Cap Growth team. He joined
                                                                                         Putnam in 2002 and has 16
                                                                                         years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Citigroup
                                                                                         Asset Management as Managing
                                                                                         Director and Head of U.S.
                                                                                         Growth from 1998 to 2002.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Anthony H. Elavia,             Dr. Elavia joined Putnam in
 Portfolio (continued)                                    Portfolio Manager              1999 and has 14 years of
                                                                                         investment experience. Prior
                                                                                         to joining Putnam, he was
                                                                                         President of TES Partners
                                                                                         (1998-1999) and Executive Vice
                                                                                         President of Voyager Asset
                                                                                         Management (1995-1998).
                                                        - Walton D. Pearson,             Mr. Pearson is Senior Vice
                                                          Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager of the Large Cap
                                                                                         Growth team. He joined Putnam
                                                                                         in 2003 and has 18 years of
                                                                                         investment experience. Before
                                                                                         joining Putnam he was with
                                                                                         Alliance Capital Management as
                                                                                         Senior Vice President,
                                                                                         Portfolio Manager from 1993 to
                                                                                         2003.
                                                        - David J. Santos,               Mr. Santos is Senior Vice
                                                          Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager of the Large Cap
                                                                                         Growth team. He joined Putnam
                                                                                         in 1986 and has 17 years of
                                                                                         investment experience.
---------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth           SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio      Davis                       - Andrew A. Davis                Mr. Davis has been employed by
                                                          Portfolio Manager              Davis since 1994 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager
                                                                                         and portfolio manager.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio      Davis                       - Chandler Spears                Mr. Spears joined Davis in
 (continued)                                              Portfolio Manager              2000 as a securities analyst.
                                                                                         Prior to his employment at
                                                                                         Davis, he served as director
                                                                                         of investor relations for
                                                                                         Charles E. Smith Residential
                                                                                         Realty and principal and
                                                                                         director of real estate
                                                                                         research of SNL Securities,
                                                                                         LC, both in Virginia.
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         - Eric B. Fischman               Mr. Fischman joined MFS as a
 Portfolio                                                Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000.
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001.
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities       SAAMCo                      - Brian P. Clifford              See above.
 Portfolio                                                Vice President and Portfolio
                                                          Manager
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Marsico Growth Portfolio   Marsico                     - Thomas F. Marsico              Mr. Marsico formed Marsico in
                                                          Chairman and Chief Executive   1997. From 1988 to 1997, he
                                                          Officer                        was an Executive Vice
                                                                                         President and Portfolio
                                                                                         Manager at Janus Capital
                                                                                         Corporation.
---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio       Van Kampen                  Large Cap Growth Team and        Mr. Umansky joined MSIM Inc.
                                                        Small Mid Cap Growth Team        as a compliance analyst in
                                                        Current members include:         1994 and has been a Portfolio
                                                        - Alexander L. Umansky           Manager since 1998. From 1996
                                                         Executive Director and          to 1998 he was a research
                                                        Portfolio Manager                analyst in MSIM Inc.'s
                                                                                         Institutional Equity Group
                                                                                         focusing primarily on
                                                                                         technology.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - George W. Stairs               Mr. Stairs joined Putnam in
 Income Portfolio                                         CFA, Senior Vice President     1994 and has 16 years of
                                                          and Senior Portfolio Manager   investment experience. He is
                                                                                         responsible for Asia Pacific
                                                                                         core equity, international
                                                                                         core equity, and international
                                                                                         value equity portfolios and is
                                                                                         a member of the teams that
                                                                                         manage Putnam International
                                                                                         Growth Fund and Putnam
                                                                                         International Growth and
                                                                                         Income Fund.
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          CFA, Managing Director and     1995 and has 15 years of
                                                          Senior Portfolio Manager       investment industry
                                                                                         experience. She is part of the
                                                                                         team that manages Putnam
                                                                                         International Growth and
                                                                                         Income Fund and Putnam Global
                                                                                         Growth and Income Fund.
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    - Stephen Beinhacker             Mr. Beinhacker joined the
 Portfolio                                                Senior Vice President and      company in 1992 as Director of
                                                          Portfolio Manager              International Quantitative
                                                                                         Stock Analysis and portfolio
                                                                                         manager. He was promoted to
                                                                                         Senior Vice President in 1998.
---------------------------------------------------------------------------------------------------------------------------
 International              Van Kampen                  Active Allocation Team
 Diversified Equities                                   Current members include:
 Portfolio
                                                        - Ann Thivierge                  Ms. Thivierge joined MSIM Inc.
                                                          Managing Director and          in 1986 and is currently a
                                                          Portfolio Manager              Managing Director.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler,               Mr. Oler is a Senior Vice
 Portfolio                                                CFA, Senior Vice President     President and Senior Portfolio
                                                          and Senior Portfolio Manager   Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 18
                                                                                         years of investment
                                                                                         experience.
                                                        - Daniel Grana,                  Mr. Grana is a Vice President
                                                          CFA, Vice President and        and Portfolio Manager on the
                                                          Portfolio Manager              Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 9 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

      ---------------------------------------------------------------------------------------------------------------------

                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                                Cash Management Portfolio Class 1
      1/31/00      $10.67      $0.51         $  --          $ 0.51        $(0.24)        $   --         $(0.24)      $10.94
      1/31/01       10.94       0.66         (0.02)           0.64         (0.45)            --          (0.45)       11.13
      1/31/02       11.13       0.37          0.02            0.39         (0.45)            --          (0.45)       11.07
      1/31/03       11.07       0.15         (0.02)           0.13         (0.37)            --          (0.37)       10.83
      1/31/04       10.83       0.08          0.00            0.08         (0.23)            --          (0.23)       10.68
                                                Corporate Bond Portfolio Class 1
      1/31/00       11.99       0.81         (1.15)          (0.34)        (0.53)            --          (0.53)       11.12
      1/31/01       11.12       0.89         (0.02)           0.87         (0.77)            --          (0.77)       11.22
      1/31/02       11.22       0.84         (0.26)           0.58         (0.63)            --          (0.63)       11.17
      1/31/03       11.17       0.80         (0.02)           0.78         (0.71)            --          (0.71)       11.24
      1/31/04       11.24       0.69          0.71            1.40         (0.72)            --          (0.72)       11.92
                                                  Global Bond Portfolio Class 1
      1/31/00       11.95       0.42         (0.66)          (0.24)        (0.47)         (0.41)         (0.88)       10.83
      1/31/01       10.83       0.45          0.63            1.08         (0.70)            --          (0.70)       11.21
      1/31/02       11.21       0.43          0.02            0.45         (1.03)            --          (1.03)       10.63
      1/31/03       10.63       0.42          0.25            0.67         (0.18)         (0.15)         (0.33)       10.97
      1/31/04       10.97       0.36          0.05            0.41            --             --             --        11.38
                                                High-Yield Bond Portfolio Class 1
      1/31/00       11.14       1.09         (0.55)           0.54         (1.14)            --          (1.14)       10.54
      1/31/01       10.54       1.09         (1.44)          (0.35)        (1.11)            --          (1.11)        9.08
      1/31/02        9.08       0.98         (1.94)          (0.96)        (1.11)            --          (1.11)        7.01
      1/31/03        7.01       0.63         (0.98)          (0.35)        (0.99)            --          (0.99)        5.67
      1/31/04        5.67       0.58          1.21            1.79         (0.46)            --          (0.46)        7.00
                                             Worldwide High Income Portfolio Class 1
      1/31/00       10.12       1.13          0.67            1.80         (1.33)            --          (1.33)       10.59
      1/31/01       10.59       1.12         (0.76)           0.36         (1.21)            --          (1.21)        9.74
      1/31/02        9.74       0.93         (1.85)          (0.92)        (1.17)            --          (1.17)        7.65
      1/31/03        7.65       0.67         (0.72)          (0.05)        (1.06)            --          (1.06)        6.54
      1/31/04        6.54       0.52          1.11            1.63         (0.63)            --          (0.63)        7.54

      ----------  ------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO    INCOME TO
                              END OF      AVERAGE       AVERAGE
        PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               Cash Management Portfolio Class 1
      1/31/00        4.85%   $466,588     0.53%          4.82%           --%
      1/31/01        5.95     404,005      0.52           5.83           --
      1/31/02        3.48     600,741      0.52           3.31           --
      1/31/03        1.22     457,994      0.52           1.37           --
      1/31/04        0.72     244,351      0.54           0.69           --
                                Corporate Bond Portfolio Class 1
      1/31/00       (2.75)    184,309      0.71           7.05           37
      1/31/01        8.11     199,334      0.69           7.99           36
      1/31/02        5.27     258,912      0.67           7.41           83
      1/31/03        7.17     263,378      0.65           7.17           45
      1/31/04       12.67     277,860      0.64           5.89           46
                                 Global Bond Portfolio Class 1
      1/31/00       (1.86)    127,145      0.84           3.68          189
      1/31/01       10.35     139,528      0.81(1)        4.07(1)       202
      1/31/02        4.03     145,556      0.81           3.84          193
      1/31/03        6.36     132,160      0.80           3.89           66
      1/31/04        3.74     114,854      0.82           3.17          115
                               High-Yield Bond Portfolio Class 1
      1/31/00        5.09     310,032      0.67          10.00          105
      1/31/01       (3.44)    299,534      0.71(2)       10.98( 2)      106
      1/31/02      (10.11)    255,845      0.71          12.18          148
      1/31/03       (3.92)    221,410      0.75          10.09          121
      1/31/04       32.41     311,063      0.73           9.09          125
                            Worldwide High Income Portfolio Class 1
      1/31/00       19.22     124,404      1.14(3)       10.66(3)       116
      1/31/01        3.67     117,236      1.10          10.84          158
      1/31/02       (8.61)     93,599      1.11(3)       10.97(3)       139
      1/31/03        0.45      77,847      1.15           9.55          103
      1/31/04       25.40      92,530      1.15           7.16          149

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1)  Gross of custody credits of 0.01%.
   (2)  Gross of custody credits of 0.01% for the period ending
        January 31, 2001.
   (3) Gross of custody credits of 0.02% and 0.01% for the periods ending January 31, 2000 and January 31, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------

                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
      1/31/00      $17.24      $0.36        $ 1.80         $ 2.16        $(0.12)        $(0.22)        $(0.34)      $19.06
      1/31/01       19.06       0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64
      1/31/02       17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02
      1/31/03       14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      1/31/04       11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
                                               MFS Total Return Portfolio Class 1
                       --                       --                           --
      1/31/00       15.84       0.48         (0.38)          0.10         (0.29)         (1.77)         (2.06)       13.88
      1/31/01       13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29
      1/31/02       16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39
      1/31/03       15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99
      1/31/04       13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21
                                               Telecom Utility Portfolio Class 1
      1/31/00       14.57       0.48          0.23           0.71         (0.24)         (0.62)         (0.86)       14.42
      1/31/01       14.42       0.39         (1.83)         (1.44)        (0.38)         (0.21)         (0.59)       12.39
      1/31/02       12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01
      1/31/03       10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84
      1/31/04        6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97

      ----------  ------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO    INCOME TO
                              END OF      AVERAGE       AVERAGE
        PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                             SunAmerica Balanced Portfolio Class 1
      1/31/00       12.76%   $509,054     0.66%          2.01%          197%
      1/31/01       (5.88)    575,039      0.64           1.87          333
      1/31/02      (15.86)    471,194      0.66           2.00          322
      1/31/03      (14.95)    310,531      0.68           1.91          611
      1/31/04       18.51     318,419      0.69           1.45          186
                               MFS Total Return Portfolio Class 1
      1/31/00        0.29     208,919      0.76(1)        3.17(1)       116
      1/31/01       20.94     303,278      0.74(1)        3.42(1)       111
      1/31/02       (0.25)    469,605      0.73           2.93          105
      1/31/03       (5.96)    516,660      0.72(2)        2.81(2)        68
      1/31/04       20.73     630,428      0.74(2)        2.37(2)        49
                               Telecom Utility Portfolio Class 1
      1/31/00        5.01     120,159      0.84           3.31          121
      1/31/01      (10.27)    112,682      0.84(1)        2.81(1)       104
      1/31/02      (16.46)     84,766      0.85(1)        6.09(1)       102
      1/31/03      (22.90)     52,982      0.95(2)        4.82(2)       123
      1/31/04       24.12      50,898      0.98(2)        4.83(2)        19

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1)  Gross of custody credits of 0.01%.
   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       MFS Total Return Class 1...............................  0.01%   0.02%
       Telecom Utility Class 1................................  0.07    0.04

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------

                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
      1/31/00      $27.88      $0.16        $ 4.75         $ 4.91        $(0.15)        $(1.40)        $(1.55)      $31.24
      1/31/01       31.24       0.19         (0.65)         (0.46)        (0.13)         (1.60)         (1.73)       29.05
      1/31/02       29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75
      1/31/03       21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88
      1/31/04       16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25
                                          Federated American Leaders Portfolio Class 1
      1/31/00       16.62       0.20         (0.14)          0.06         (0.12)         (0.69)         (0.81)       15.87
      1/31/01       15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72
      1/31/02       16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      1/31/03       14.84       0.19         (3.27)         (3.08)        (0.15)           --           (0.15)       11.61
      1/31/04       11.61       0.21          3.63           3.84         (0.21)           --           (0.21)       15.24
                                             Davis Venture Value Portfolio Class 1
      1/31/00       24.38       0.13          3.06           3.19         (0.20)         (0.93)         (1.13)       26.44
      1/31/01       26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37
      1/31/02       29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58
      1/31/03       20.58       0.15         (3.40)         (3.25)        (0.12)           --           (0.12)       17.21
      1/31/04       17.21       0.21          6.47           6.68         (0.17)           --           (0.17)       23.72
                                            "Dogs" of Wall Street Portfolio Class 1
      1/31/00        9.60       0.21         (1.12)         (0.91)        (0.05)         (0.26)         (0.31)        8.38
      1/31/01        8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02
      1/31/02        9.02       0.20          0.36           0.56         (0.20)           --           (0.20)        9.38
      1/31/03        9.38       0.22         (1.44)         (1.22)        (0.17)           --           (0.17)        7.99
      1/31/04        7.99       0.24          2.07           2.31         (0.24)           --           (0.24)       10.06

      ----------  --------------------------------------------------------------
                                                        RATIO OF NET
                                NET        RATIO OF      INVESTMENT
                               ASSETS     EXPENSES TO    INCOME TO
                               END OF       AVERAGE       AVERAGE
        PERIOD     TOTAL       PERIOD         NET           NET        PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                                 Growth-Income Portfolio Class 1
      1/31/00       18.37%   $1,828,340      0.56%          0.56%          43%
      1/31/01       (1.63)    1,931,070      0.57           0.60           52
      1/31/02      (19.96)    1,450,218      0.58           0.62           56
      1/31/03      (21.61)      877,271      0.59(1)        0.79(1)        45
      1/31/04       33.04       981,864      0.64(1)        0.62(1)        56
                           Federated American Leaders Portfolio Class 1
      1/31/00        0.17       208,488      0.77           1.17           34
      1/31/01       10.62       231,716      0.76           1.56           46
      1/31/02       (7.53)      270,692      0.76           1.05           33
      1/31/03      (20.76)      191,653      0.76(1)        1.41(1)        32
      1/31/04       33.25       224,293      0.84(1)        1.55(1)        31
                              Davis Venture Value Portfolio Class 1
      1/31/00       13.42     2,303,994      0.74           0.51           23
      1/31/01       12.72     2,808,045      0.75           0.47           26
      1/31/02      (15.57)    2,323,050      0.76           0.49           30
      1/31/03      (15.79)    1,612,985      0.75           0.81           17
      1/31/04       38.95     2,004,101      0.77           1.03           13
                             "Dogs" of Wall Street Portfolio Class 1
      1/31/00      (10.02)       98,924      0.67           2.11           51
      1/31/01       12.05        92,070      0.72           2.76           55
      1/31/02        6.34       112,588      0.71           2.22           35
      1/31/03      (13.07)       99,103      0.69           2.42           67
      1/31/04       29.27       105,109      0.71           2.67           56

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Growth-Income Class 1..................................  0.01%   0.04%
       Federated American Leaders Class 1.....................  0.01    0.07

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    -------------------------------------------------------------------------------------------------------------------------------
                  NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                 ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                 VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
     PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF     TOTAL
      ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
    -------------------------------------------------------------------------------------------------------------------------------
                                                   Alliance Growth Portfolio Class 1
    1/31/00     $35.26     $(0.04)       $ 4.46         $ 4.42        $(0.05)        $(3.05)        $(3.10)      $36.58      14.09%
    1/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20     (10.17)
    1/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41     (23.05)
    1/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53     (30.08)
    1/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84      32.17
                                               Goldman Sachs Research Portfolio Class 1
    7/3/00-
    1/31/01      10.00      (0.03)        (0.01)         (0.04)           --          (0.04)         (0.04)        9.92      (0.42)
    1/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79     (31.55)
    1/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12     (24.59)
    1/31/04       5.12         --          1.52           1.52            --             --             --         6.64      29.69
                                          MFS Massachusetts Investors Trust Portfolio Class 1
    1/31/00      16.98       0.10          0.11           0.21         (0.03)         (3.81)         (3.84)       13.35       1.77
    1/31/01      13.35       0.08          0.42           0.50         (0.08)            --          (0.08)       13.77       3.71
    1/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79     (17.15)
    1/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35     (21.88)
    1/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58      27.73
                                               Putnam Growth: Voyager Portfolio Class 1
    1/31/00      23.53      (0.02)         3.76           3.74         (0.01)         (0.78)         (0.79)       26.48      16.51
    1/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85     (13.68)
    1/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89     (25.71)
    1/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03     (25.77)
    1/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25      29.51

    ---------  ---------------------------------------------------------
                  NET        RATIO OF        RATIO OF NET
                 ASSETS     EXPENSES TO       INVESTMENT
                 END OF       AVERAGE      INCOME (LOSS) TO
     PERIOD      PERIOD         NET          AVERAGE NET       PORTFOLIO
      ENDED     (000'S)       ASSETS            ASSETS         TURNOVER
    ---------  ---------------------------------------------------------
                           Alliance Growth Portfolio Class 1
    1/31/00    $2,875,413      0.63%            (0.11)%            77%
    1/31/01     2,810,098      0.64             (0.10)            101
    1/31/02     1,928,115      0.65              0.17              86
    1/31/03     1,007,655      0.65(1)           0.19(1)           51
    1/31/04     1,105,466      0.68(1)           0.27(1)           63
                       Goldman Sachs Research Portfolio Class 1
    7/3/00-
    1/31/01        39,903      1.35+(2)(3)      (0.54)+(2)(3)     115
    1/31/02        28,382      1.35(3)          (0.49)(3)         144
    1/31/03        23,828      1.35(3)      (0.21)(3)             198
    1/31/04        24,076      1.35(3)          (0.03)(3)          52
                  MFS Massachusetts Investors Trust Portfolio Class 1
    1/31/00       337,222      0.75              0.66              64
    1/31/01       369,518      0.76              0.58              81
    1/31/02       323,404      0.78              0.66              82
    1/31/03       210,436      0.78(1)           0.73(1)           65
    1/31/04       237,182      0.82(1)           0.81(1)           93
                       Putnam Growth: Voyager Portfolio Class 1
    1/31/00       783,896      0.80            (0.09)              76
    1/31/01       732,943      0.79            (0.10)              84
    1/31/02       486,747      0.82              0.11              94
    1/31/03       271,199      0.86(1)           0.19(1)          120
    1/31/04       288,148      0.93(1)           0.08(1)           56

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Alliance Growth Class 1................................  0.00%   0.02%
       MFS Massachusetts Investors Trust Class 1..............  0.02    0.05
       Putnam Growth: Voyager Class 1.........................  0.01    0.04

   (2) The ratios reflect an expense cap of 1.35% which is net of custody credits (0.01%) or waivers/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                             ---------------------------------------    -----------------------------------------
                                             1/00    1/01+    1/02    1/03     1/04     1/00     1/01+    1/02     1/03     1/04
                                             ---------------------------------------    -----------------------------------------
       Goldman Sachs Research Class 1......   --%    1.63%    1.49%    1.44%   1.53%       --%   (0.82)%  (0.63)%  (0.30)%  (0.21)%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      -----------------------------------------------------------------------------------------------------------------------------
                   NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                  ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                  VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD   BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
       ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
      -----------------------------------------------------------------------------------------------------------------------------
                                                   Blue Chip Growth Portfolio Class 1
      7/5/00-
      1/31/01    $10.00     $ 0.06        $(1.24)        $(1.18)       $(0.03)        $   --         $(0.03)      $ 8.79    (11.82)%
      1/31/02      8.79       0.03         (2.20)         (2.17)           --             --             --         6.62    (24.64)
      1/31/03      6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76    (27.85)
      1/31/04      4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18     30.04
                                                      Real Estate Portfolio Class 1
      1/31/00      9.61       0.39         (1.14)         (0.75)        (0.33)            --          (0.33)        8.53     (8.03)
      1/31/01      8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40     26.40
      1/31/02     10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80      7.12
      1/31/03     10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89      3.41
      1/31/04     10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
                                                  MFS Mid-Cap Growth Portfolio Class 1
      4/01/99#-
      1/31/00     10.00      (0.01)         5.84           5.83            --          (0.23)         (0.23)       15.60     58.26
      1/31/01     15.60      (0.04)         3.76           3.72            --          (0.33)         (0.33)       18.99     23.97
      1/31/02     18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00    (34.93)
      1/31/03     10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81    (41.90)
      1/31/04      5.81      (0.03)         2.56           2.53            --             --             --         8.34     43.55
                                                   Aggressive Growth Portfolio Class 1
      1/31/00     15.52         --          8.59           8.59         (0.03)         (1.36)         (1.39)       22.72     60.62
      1/31/01     22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
      1/31/02     17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
      1/31/03      8.84      (0.02)        (2.13)         (2.15)        (0.02)(5)         --          (0.02)        6.67    (24.28)
      1/31/04      6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83

      --------  -----------------------------------------------------
                  NET       RATIO OF       RATIO OF NET
                 ASSETS    EXPENSES TO      INVESTMENT
                 END OF      AVERAGE     INCOME (LOSS) TO
       PERIOD    PERIOD        NET         AVERAGE NET      PORTFOLIO
       ENDED     (000S)      ASSETS           ASSETS        TURNOVER
      --------  -----------------------------------------------------
                         Blue Chip Growth Portfolio Class 1
      7/5/00-
      1/31/01   $ 15,801      0.85%+(3)        1.06%+(3)        81%
      1/31/02     29,342      0.85(3)          0.36(3)         125
      1/31/03     20,303   0.85(3)             0.20(3)         103
      1/31/04     33,277      0.85(3)          0.19(3)         124
                            Real Estate Portfolio Class 1
      1/31/00     53,766      0.92             4.24             61
      1/31/01     76,224      0.96             4.05             28
      1/31/02     85,794      0.92             5.32             62
      1/31/03     95,829      0.89             4.89             52
      1/31/04    139,355      0.88             3.76             18
                        MFS Mid-Cap Growth Portfolio Class 1
      4/01/99#
      1/31/00     81,636      1.15+(1)(3)      (0.13)+(1)(3)    108
      1/31/01    367,523      0.82(2)(3)+      (0.20)(2)(3)+    146
      1/31/02    280,024      0.82(3)         (0.25)(3)         96
      1/31/03    123,948      0.84(3)(4)      (0.48)(3)(4)     164
      1/31/04    199,807      0.87(3)(4)      (0.47)(3)(4)      92
                         Aggressive Growth Portfolio Class 1
      1/31/00    450,073      0.75             0.02            131
      1/31/01    495,826      0.70             0.23            263
      1/31/02    293,084      0.75             0.21            229
      1/31/03    156,449      0.77            (0.24)           150
      1/31/04    198,390      0.79            (0.39)           103

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
   (1) The ratios reflect an expense cap of 1.15% which is net of custody credits (0.02%) or waivers/reimbursements if applicable.
   (2)  Gross of custody credits of 0.01%
   (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                     EXPENSES                             NET INVESTMENT INCOME (LOSS)
                                       -------------------------------------    -------------------------------------------------
                                       1/00    1/01+    1/02    1/03    1/04    1/00       1/01+      1/02       1/03       1/04
                                       -------------------------------------    -------------------------------------------------
       Blue Chip Growth Class 1......   --%    1.81%    1.16%   0.94%   0.94%      --%     0.10%       0.05%      0.11%      0.10%
       MFS Mid-Cap Growth Class 1....  1.19%+  0.82%    0.82%   0.84%   0.87%   (0.17)%+   (0.20)%    (0.25)%    (0.48)%    (0.47)%

   (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                     ------------
                                     1/03    1/04
                                     ------------
       MFS Mid-Cap Growth Class
        1..........................  0.02%   0.05%

   (5) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Portfolio Class 1
      7/5/00#-
      1/31/01      $10.00     $ 0.07        $(1.10)        $(1.03)       $(0.04)        $   --         $(0.04)      $ 8.93
      1/31/02        8.93      (0.02)        (3.06)         (3.08)           --             --             --         5.85
      1/31/03        5.85      (0.03)        (2.32)         (2.35)           --             --             --         3.50
      1/31/04        3.50      (0.02)         1.47           1.45            --             --             --         4.95
                                                Marsico Growth Portfolio Class 1
      12/29/00#-
      1/31/01       10.00       0.01          0.53           0.54            --             --             --        10.54
      1/31/02       10.54       0.01         (1.74)         (1.73)           --          (0.02)         (0.02)        8.79
      1/31/03        8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51
      1/31/04        7.51      (0.02)         2.47           2.45            --             --             --         9.96
                                                  Technology Portfolio Class 1
      7/3/00#-
      1/31/01       10.00      (0.04)        (2.80)         (2.84)           --             --             --         7.16
      1/31/02        7.16      (0.05)        (3.69)         (3.74)           --             --             --         3.42
      1/31/03        3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      1/31/04        1.79      (0.03)         1.07           1.04            --             --             --         2.83

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                  Growth Opportunities Portfolio Class 1
      7/5/00#-
      1/31/01      (10.30)%  $28,836       1.00%+(3)           1.16%+(3)            86%
      1/31/02      (34.48)    33,797       1.00(3)            (0.26)(3)            339
      1/31/03      (40.17)    12,307       1.00(3)            (0.62)(3)            243
      1/31/04       41.43     31,640       1.00(3)            (0.45)(3)            178
                                     Marsico Growth Portfolio Class 1
      12/29/00#-
      1/31/01        5.40      5,596       1.00+(1)(3)         0.73+(1)(3)          10
      1/31/02      (16.35)    14,810       1.00(2)(3)          0.12(2)(3)          128
      1/31/03      (14.55)    43,872       1.00(3)            (0.15)(3)            124
      1/31/04       32.62     81,784       1.00(3)            (0.22)(3)             86
                                       Technology Portfolio Class 1
      7/3/00#-
      1/31/01      (28.40)    56,323       1.49+              (0.93)+               98
      1/31/02      (52.23)    40,156       1.45               (1.23)               109
      1/31/03      (47.66)    23,828       1.50(4)            (1.36)(4)            135
      1/31/04       58.10     59,813       1.49(4)            (1.32)(4)            123

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
   (1) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.44%) or waivers/reimbursements if applicable.
   (2) The ratios reflect an expense cap of 1.00% which are net of custody credits (0.01%) or waiver/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                          EXPENSES                           NET INVESTMENT INCOME (LOSS)
                                           ---------------------------------------    -------------------------------------------
                                           1/00    1/01    1/02      1/03    1/04     1/00    1/01     1/02        1/03     1/04
                                           ---------------------------------------    -------------------------------------------
       Growth Opportunities Class 1....     --%    1.26%+  1.19%     1.07%   1.05%     --%     0.90%+  (0.44)%     (0.69)%  (0.50)%
       Marsico Growth Class 1..........     --     4.73+   1.86(5)   1.04    0.97      --     (3.00)+  (0.73)(5)   (0.19)   (0.19)

   (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Technology Class 1.....................................  0.02%   0.08%

   (5)  Gross of custody credits of 0.01%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      1/31/00      $11.50     $ 0.15        $ 1.97         $ 2.12        $(0.45)        $(0.89)        $(1.34)      $12.28
      1/31/01       12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51
      1/31/02       12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07
      1/31/03        9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      1/31/04        7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21
                                               Global Equities Portfolio Class 1
      1/31/00       18.61       0.06          4.00           4.06         (0.21)         (1.37)         (1.58)       21.09
      1/31/01       21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53
      1/31/02       17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49
      1/31/03       10.49       0.02         (2.64)         (2.62)           --             --             --         7.87
      1/31/04        7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55
                                      International Diversified Equities Portfolio Class 1
      1/31/00       13.07       0.13          1.91           2.04         (0.21)         (0.08)         (0.29)       14.82
      1/31/01       14.82       0.11         (1.91)         (1.80)        (0.12)         (2.14)         (2.26)       10.76
      1/31/02       10.76       0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24
      1/31/03        7.24       0.07         (2.13)            --            --             --             --         5.18
      1/31/04        5.18       0.07          1.96           2.03         (0.28)            --          (0.28)        6.93
                                               Emerging Markets Portfolio Class 1
      1/31/00        6.22      (0.03)         4.81           4.78            --             --             --        11.00
      1/31/01       11.00      (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81
      1/31/02        7.81       0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79
      1/31/03        6.79       0.02         (0.74)         (0.72)        (0.02)(3)         --          (0.02)        6.05
      1/31/04        6.05       0.10          3.59           3.69            --             --             --         9.74

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      1/31/00        17.99%   $253,962      1.21%            1.16%            75%
      1/31/01         3.95     342,114      1.18             0.95             80
      1/31/02       (23.67)    289,084      1.20             0.84            148
      1/31/03       (20.66)    177,883      1.22             1.08            264
      1/31/04        44.71     232,740      1.25(1)          1.41(1)         108
                                  Global Equities Portfolio Class 1
      1/31/00        23.67     632,495      0.84             0.30             94
      1/31/01        (9.29)    650,067      0.84            (0.15)            93
      1/31/02       (27.72)    409,626      0.87             0.14             75
      1/31/03       (24.98)    221,301      0.93(1)          0.19(1)          71
      1/31/04        34.39     248,468      0.95(1)          0.23(1)          83
                        International Diversified Equities Portfolio Class 1
      1/31/00        15.85     464,988      1.22             0.95             65
      1/31/01       (12.71)    442,009      1.21             0.89             72
      1/31/02       (27.07)    309,703      1.23             0.84             29
      1/31/03       (28.45)    156,911      1.22             0.97             48
      1/31/04        39.76     196,843      1.23             1.13             49
                                 Emerging Markets Portfolio Class 1
      1/31/00        76.86     102,740      1.90(2)         (0.41)(2)        145
      1/31/01       (26.87)     96,507      1.57            (0.22)           125
      1/31/02       (11.49)     82,624      1.53             0.51            113
      1/31/03       (10.63)     63,377      1.53             0.43            118
      1/31/04        60.99     104,999      1.66(1)          1.27(1)         112

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                             ------------
                                             1/03    1/04
                                             ------------
       International Growth and Income
        Class 1............................   --%    0.05%
       Global Equities Class 1.............  0.00    0.03
       Emerging Markets Class 1............   --     0.11

   (2) The ratios reflect an expense cap of 1.90% which is net of custody credits (0.01%) or waiver/reimbursement if applicable.
   (3) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (CLASS 1 SHARES)

                  --    Cash Management Portfolio
                  --    Corporate Bond Portfolio
                  --    Worldwide High Income Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    Equity Index Portfolio
                  --    Federated American Leaders Portfolio
                  --    Davis Venture Value Portfolio
                  --    Alliance Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    International Growth and Income Portfolio
                  --    Emerging Markets Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     18

ACCOUNT INFORMATION.........................................     20

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     22

  Investment Strategies.....................................     22

GLOSSARY....................................................     28

  Investment Terminology....................................     28

  Risk Terminology..........................................     31

MANAGEMENT..................................................     34

  Information about the Investment Adviser and Manager......     34

  Information about the Subadvisers.........................     34

  Information about the Distributor.........................     35

  Portfolio Management......................................     36

  Custodian, Transfer and Dividend Paying Agent.............     41

FINANCIAL HIGHLIGHTS........................................     42

FOR MORE INFORMATION........................................     46

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, eleven of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 22, and the glossary that follows on page 28.


                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  Corporate Bond           high total return with     invests, under normal circumstances,
  Portfolio                only moderate price risk   at least 80% of net assets in fixed
                                                      income securities, but invests
                                                      primarily in investment grade fixed
                                                      income securities; may invest up to
                                                      35% in fixed income securities rated
                                                      below investment grade
-----------------------------------------------------------------------------------------------
  Worldwide High Income    high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in high
                           appreciation               income securities of issuers located
                                                      throughout the world
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                      BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Equity Index Portfolio   investment results that    invests, under normal circumstances,
                           correspond with the        at least 80% of net assets in common
                           performance of the         stocks included in the S&P 500(R)
                           Standard & Poor's 500(R)
                           Composite Stock Price
                           Index (S&P 500(R))
-----------------------------------------------------------------------------------------------
  Federated American       growth of capital and      invests primarily in the securities
  Leaders Portfolio        income                     of high quality companies
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity
  Portfolio                                           securities of high growth companies
                                                      including small and medium sized
                                                      growth companies with market
                                                      capitalizations of $1.5 billion to
                                                      $15 billion
-----------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                    INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
------------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser believes
                                                      have above-average growth prospects
                                                      primarily in emerging markets outside
                                                      the U.S.
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 22 describe various additional risks.

    Risks of Investing in Equity Securities

    The EQUITY INDEX, FEDERATED AMERICAN LEADERS, DAVIS VENTURE VALUE, ALLIANCE GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED PORTFOLIO invests significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the ALLIANCE GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FEDERATED AMERICAN LEADERS and DAVIS VENTURE VALUE PORTFOLIOS.

    Risks of Investing in Bonds

    The CORPORATE BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED PORTFOLIO may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The WORLDWIDE HIGH INCOME PORTFOLIO invests predominantly in junk bonds, which are considered speculative. The CORPORATE BOND PORTFOLIO also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

    These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The WORLDWIDE HIGH INCOME and EMERGING MARKETS PORTFOLIOS invest significantly in emerging market countries. In addition, the INTERNATIONAL GROWTH AND INCOME PORTFOLIO may invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the ALLIANCE GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    The EQUITY INDEX PORTFOLIO will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in "Non-Diversified" Portfolios

    The WORLDWIDE HIGH INCOME PORTFOLIO is organized as a "non-diversified" Portfolio. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, the Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    3.80%
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.19%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                             0.63%          3.30%           4.10%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           CORPORATE BOND PORTFOLIO CLASS 1
                                                           --------------------------------
1994                                                                    -3.19%
1995                                                                    17.78%
1996                                                                     4.49%
1997                                                                    10.90%
1998                                                                     6.05%
1999                                                                    -1.85%
2000                                                                     5.03%
2001                                                                     7.59%
2002                                                                     7.46%
2003                                                                    11.94%

During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -2.89% (quarter ended 03/31/94). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.71%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS          YEARS
---------------------------------------------------------------------------------
 Corporate Bond Portfolio   Class 1        11.94%          5.93%           6.46%
---------------------------------------------------------------------------------
 Lehman Brothers Corporate Bond Index(1)    8.24%          7.05%           7.40%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                    WORLDWIDE HIGH INCOME PORTFOLIO CLASS 1
                                                    ---------------------------------------
1995                                                                 20.97%
1996                                                                 25.32%
1997                                                                 15.54%
1998                                                                -17.07%
1999                                                                 19.31%
2000                                                                 -2.96%
2001                                                                 -3.20%
2002                                                                 -0.39%
2003                                                                 25.94%

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.87%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Worldwide High Income Portfolio Class 1                     25.94%           7.05%             7.84%
-------------------------------------------------------------------------------------------------------
 First Boston High-Yield Bond Index(2)                       27.94%           6.44%             8.09%
-------------------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Global Index(3)                            25.66%          15.40%            13.76%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            26.90%          10.81%            11.09%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.

(2) The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated B or lower.

(3) The J.P. Morgan EMBI Global Index is a market-weighted index composed of U.S. dollar denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(4) The Blended Index consists of 50% of First Boston High-Yield Bond Index and 50% of J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index for index comparison purposes of the asset and country composition of the Portfolio.

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.28%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                       15.07%          -1.40%            6.36%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            8.59%
-------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.10%           6.62%            7.62%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            16.89%           2.70%            8.21%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                             EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              EQUITY INDEX PORTFOLIO CLASS 1
                                                              ------------------------------
1999                                                                      17.14%
2000                                                                      -9.46%
2001                                                                     -12.26%
2002                                                                     -22.42%
2003                                                                      27.80%

During the period shown in the bar chart, the highest return for a quarter was 15.08% (quarter ended 06/30/03) and the lowest return for a quarter was -17.20% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.59%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Equity Index Portfolio Class 1                              27.80%          -1.60%            -0.14%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%             0.92%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is December 14, 1998. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                      FEDERATED AMERICAN LEADERS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                               FEDERATED AMERICAN LEADERS PORTFOLIO CLASS 1
                                               --------------------------------------------
1997                                                              31.43%
1998                                                              17.96%
1999                                                               6.19%
2000                                                               2.39%
2001                                                              -2.33%
2002                                                             -19.78%
2003                                                              27.57%

During the period shown in the bar chart, the highest return for a quarter was 16.96% (quarter ended 06/30/03) and the lowest return for a quarter was -19.38% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.45%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Federated American Leaders Portfolio(2) Class 1             27.57%           1.68%            8.26%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(3)                                         28.67%          -0.57%            8.59%
-------------------------------------------------------------------------------------------------------
 S&P 500(R)/Barra Value Index(4)                             31.79%           1.95%            8.32%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) Prior to May 1, 2003, the Federated American Leaders Portfolio was named the Federated Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The S&P 500(R)/Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R)) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 1                       33.16%           4.55%            13.68%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            11.70%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    -2.16%
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.57%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 1                            25.76%          -4.44%         11.22%
----------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                              29.75%          -5.11%          9.21%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.18%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       28.57%          0.68%             4.91%
-------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  31.06%          0.37%             8.38%
-------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.49%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 International Growth and Income Portfolio Class 1           36.85%           1.13%            3.40%
-------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                                       38.59%          -0.05%            2.22%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 10.39%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio Class 1                          52.61%           9.47%            -0.11%
-------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM)(2)                     56.28%          10.64%            -0.34%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                       CASH           CORPORATE         WORLDWIDE        SUNAMERICA
                                                    MANAGEMENT          BOND           HIGH INCOME        BALANCED
                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ----------      -------------      -----------      -------------
                                                     CLASS 1           CLASS 1           CLASS 1           CLASS 1
                                                    ----------      -------------      -----------      -------------
Management Fees                                        0.49%            0.57%             1.00%             0.62%
Distribution and/or Service (12b-1) Fees(1)            0.00%            0.00%             0.00%             0.00%
Other Expenses                                         0.05%            0.07%             0.15%             0.07%
Total Annual Portfolio Operating Expenses(1)           0.54%            0.64%             1.15%             0.69%

                                                                        FEDERATED           DAVIS
                                                       EQUITY           AMERICAN           VENTURE          ALLIANCE
                                                       INDEX             LEADERS            VALUE            GROWTH
                                                    PORTFOLIO(2)        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------      -------------      -----------      -------------
                                                      CLASS 1            CLASS 1           CLASS 1           CLASS 1
                                                    ------------      -------------      -----------      -------------
Management Fees                                         0.40%             0.70%             0.72%             0.61%
Distribution and/or Service (12b-1) Fees(1)             0.00%             0.07%             0.00%             0.02%
Other Expenses                                          0.22%             0.07%             0.05%             0.05%
Total Annual Portfolio Operating Expenses(1)            0.62%             0.84%             0.77%             0.68%

                                                                    INTERNATIONAL
                                                    AGGRESSIVE       GROWTH AND         EMERGING
                                                      GROWTH           INCOME            MARKETS
                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ----------      -------------      -----------
                                                     CLASS 1           CLASS 1           CLASS 1
                                                    ----------      -------------      -----------
Management Fees                                        0.71%            0.96%             1.25%
Distribution and/or Service (12b-1) Fees(1)            0.00%            0.05%             0.11%
Other Expenses                                         0.08%            0.24%             0.30%
Total Annual Portfolio Operating Expenses(1)           0.79%            1.25%             1.66%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's distribution and/or service fees has been reduced. "Distribution and/or Service (12b-1) Fees" do not take into account this expense reduction and are therefore higher than the actual distribution fee of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

                                            CLASS 1
                                            -------
Federated American Leaders Portfolio         0.77%
Alliance Growth Portfolio                    0.66%
International Growth and Income
  Portfolio                                  1.20%
Emerging Markets Portfolio                   1.55%

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio does not exceed the amounts set forth below:

                                            CLASS 1
                                            -------
Equity Index Portfolio                       0.55%

 These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio.................................   $ 55     $173      $302      $  677
Corporate Bond Portfolio..................................     65      205       357         798
Worldwide High Income Portfolio...........................    117      365       633       1,398
SunAmerica Balanced Portfolio.............................     70      221       384         859
Equity Index Portfolio*...................................     63      199       346         774
Federated American Leaders Portfolio*.....................     86      268       466       1,037
Davis Venture Value Portfolio.............................     79      246       428         954
Alliance Growth Portfolio*................................     69      218       379         847
Aggressive Growth Portfolio...............................     81      252       439         978
International Growth and Income Portfolio*................    127      397       686       1,511
Emerging Markets Portfolio*...............................    169      523       902       1,965

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from directed brokerage arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Equity Index Portfolio....................................   $ 56     $176      $307      $  689
Federated American Leaders Portfolio......................     79      246       428         954
Alliance Growth Portfolio.................................     67      211       368         822
International Growth and Income Portfolio.................    122      381       660       1,455
Emerging Markets Portfolio................................    158      490       845       1,845

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Class 1 shares of each Portfolio (other than the Cash Management Portfolio) are subject to distribution fees pursuant to a Rule 12b-1 plan. Each Portfolio may participate in directed brokerage programs whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor"). The Distributor will use the money to pay for expenses designed to promote the sale of shares of each Portfolio. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of the Class 1 shares of each Portfolio. Because these distribution fees are paid for out of directed brokerage, these fees will not increase the cost of your investment or affect your return.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 1 shares are subject to distribution fees pursuant to a Rule 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


-----------------------------------------------------------------------------------------------------------
                                          FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------------------
                                     CASH                                           WORLDWIDE HIGH
                                  MANAGEMENT              CORPORATE BOND                INCOME
-----------------------------------------------------------------------------------------------------------
  What are the             - Fixed income            - Fixed income            - Foreign securities:
  Portfolio's principal      securities:               securities:               - emerging market
  investments?               - U.S. treasury bills     - corporate bonds           government
                             - agency discount         - investment grade          securities
                               notes                     fixed income            - emerging market
                             - commercial paper          securities                corporate debt
                             - corporate debt          - junk bonds                instruments
                               instruments             - U.S. government         - Eurobonds
                           - Short-term investments      securities              - Brady bonds
                             - repurchase                                      - Junk bonds
                               agreements
                             - bank obligations
-----------------------------------------------------------------------------------------------------------
  What other types of      N/A                       - Fixed income            - Currency transactions
  investments or                                       securities:             - Illiquid securities
  strategies may the                                   - preferred stocks        (up to 15%)
  Portfolio use to a                                   - zero coupon,          - Borrowing for
  significant extent?                                    deferred interest       temporary or emergency
                                                         and PIK bonds           purposes
                                                         (up to 35%)             (up to 33 1/3%)
                                                     - Foreign securities
                                                     - When-issued and
                                                       delayed delivery
                                                       transactions
                                                     - Illiquid securities
                                                       (up to 15%)
                                                     - Pass-through
                                                       securities
                                                     - Convertible securities
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                          FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------------------
                                     CASH                                           WORLDWIDE HIGH
                                  MANAGEMENT              CORPORATE BOND                INCOME
-----------------------------------------------------------------------------------------------------------
  What other types of      - Short-term investments  - Short-term investments  - Hybrid instruments
  investments may the        - municipal             - Defensive investments   - Options and Futures
  Portfolio use as part      obligations             - Options and futures     - Forward commitments
  of efficient portfolio                               (up to 10%)
  management or to                                   - Borrowing for
  enhance return?                                      temporary or emergency
                                                       purposes
                                                       (up to 33 1/3%)
                                                     - Securities lending
                                                       (up to 33 1/3%)
                                                     - Currency transactions
                                                     - Currency swaps
                                                     - Credit swaps
                                                     - Interest rate swaps,
                                                       caps, floors and
                                                       collars
                                                     - Total return swaps
                                                     - Hybrid instruments
-----------------------------------------------------------------------------------------------------------
  What additional risks    - Interest rate           - Credit quality          - Foreign exposure
  normally affect the        fluctuations            - Interest rate           - Emerging markets
  Portfolio?               - Securities selection      fluctuations            - Credit quality
                                                     - Market volatility       - Interest rate
                                                     - Small and medium sized    fluctuations
                                                       companies               - Illiquidity
                                                     - Securities selection    - Securities selection
                                                     - Derivatives             - Market volatility
                                                                               - Currency volatility
                                                                               - Derivatives
                                                                               - Non-diversified status
-----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                            BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                                                        SUNAMERICA
                                                                         BALANCED
----------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal investments?   - Equity securities:
                                                      - common stocks
                                                    - Fixed income securities:
                                                      - U.S. government securities
                                                      - corporate debt instruments
----------------------------------------------------------------------------------------------------------
  What other types of investments or strategies     - Equity securities:
  may the Portfolio use to a significant extent?      - small-cap stocks (up to 20%)
                                                    - Short-term investments
                                                    - Defensive investments
                                                    - Foreign securities
                                                    - Illiquid securities (up to 15%)
----------------------------------------------------------------------------------------------------------
  What other types of investments may the           - Options and futures
  Portfolio use as part of efficient portfolio      - Currency transactions
  management or to enhance return?                  - Borrowing for temporary or emergency purposes
                                                      (up to 33 1/3%)
                                                    - Securities lending (up to 33 1/3%)
----------------------------------------------------------------------------------------------------------
  What additional risks normally affect the         - Market volatility
  Portfolio?                                        - Interest rate fluctuations
                                                    - Credit quality
                                                    - Currency volatility
                                                    - Foreign exposure
                                                    - Derivatives
                                                    - Hedging
----------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                            EQUITY PORTFOLIOS
-------------------------------------------------------------------------
                                     FEDERATED        DAVIS VENTURE
                 EQUITY INDEX     AMERICAN LEADERS        VALUE
-------------------------------------------------------------------------
  What are     - Equity          - Equity            - Equity
  the            securities:       securities:         securities:
  Portfolio's    - common          - large-cap         - large-cap
  principal        stocks            stocks              stocks
 investments?
-------------------------------------------------------------------------
  What other   N/A               - Equity            - Mid-cap stocks
  types of                         securities:       - Foreign
  investments                      - mid-cap stocks    securities
  or                             - Foreign
  strategies                       securities:
  may the                          - ADRs
  Portfolio
  use to a
  significant
  extent?
-------------------------------------------------------------------------
  What other   - Short-term      - Short-term        - Short-term
  types of       investments       investments         investments
  investments  - Defensive       - Defensive         - Defensive
  may the        investments       investments         investments
  Portfolio    - Options and     - Options and       - U.S.
  use as part    futures           futures             government
  of             (up to 10%)     - Borrowing for       securities
  efficient    - Borrowing for     temporary or
  portfolio      temporary or      emergency
  management     emergency         purposes
  or to          purposes          (up to 33 1/3%)
  enhance        (up to          - Securities
  return?        33 1/3%)          lending
               - Securities        (up to 33 1/3%)
                 lending
                 (up to
                 33 1/3%)
               - Illiquid
                 securities
                 (up to 15%)
               - Small-cap
                 stocks
               - Registered
                 investment
                 companies
               - Firm
                 commitments
               - When issued
                 and delayed-
                 delivery
                 transactions
-------------------------------------------------------------------------
  What         - Market          - Market            - Market
  additional     volatility        volatility          volatility
  risks        - Passively-managed - Securities      - Securities
  normally       strategy          selection           selection
  affect the   - Active trading
  Portfolio?
-------------------------------------------------------------------------


-----------------------------------------------------------------
                        EQUITY PORTFOLIOS
-----------------------------------------------------------------
                     ALLIANCE GROWTH      AGGRESSIVE GROWTH
-----------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities:
  Portfolio's        - large-cap stocks    - small-cap stocks
  principal                                - mid-cap stocks
  investments?                             - convertible
                                             securities
                                           - warrants
                                         - Defensive
                                           investments
                                         - Options and
                                           futures
-----------------------------------------------------------------
  What other       - Foreign securities  - Large-cap stocks
  types of           (up to 25%)
  investments may
  the Portfolio
  or strategies
  use to a
  significant
  extent?
-----------------------------------------------------------------
  What other       - Short-term          - Borrowing for
  types of           investments           temporary or
  investments may  - Defensive             emergency purposes
  the Portfolio      investments           (up to 33 1/3%)
  use as part of   - Borrowing for       - Options and
  efficient          temporary or          futures
  portfolio          emergency purposes  - Illiquid
  management or      (up to 33 1/3%)       securities
  to enhance       - Options and           (up to 15%)
  return?            futures             - Short-term
                                           investments
-----------------------------------------------------------------
  What additional  - Market volatility   - Market volatility
  risks normally   - Securities          - Securities
  affect the         selection             selection
  Portfolio?       - Active trading      - IPO investing
                   - Growth stocks       - Illiquidity
                   - Large cap           - Interest rate
                     companies             fluctuations
                                         - Small and medium
                                           sized companies
                                         - Credit quality
                                         - Derivatives
                                         - Hedging
                                         - Growth stocks
                                         - Active trading
                                         - Technology sector
-----------------------------------------------------------------


--------------------------------------------------------------
                   INTERNATIONAL PORTFOLIOS
--------------------------------------------------------------
                      INTERNATIONAL
                    GROWTH AND INCOME    EMERGING MARKETS
--------------------------------------------------------------
  What are the      - Equity            - Equity
  Portfolio's         securities:         securities:
  principal           - large-cap         - small-cap
  investments?          stocks              stocks
                        (foreign)         - mid-cap stocks
                    - Foreign           - Foreign
                      securities          securities
--------------------------------------------------------------
  What other types  - Equity            - Hybrid
  of investments      securities:         instruments
  or strategies       - mid-cap stocks  - Equity swaps
  may the               (foreign)       - Options and
  Portfolio use to  - Foreign             futures
  a significant       securities:
  extent?             - emerging
                        markets
--------------------------------------------------------------
  What other types  - Equity            N/A
  of investments      securities:
  may the             - small-cap
  Portfolio use as      stocks
  part of               (foreign)
  efficient           - large-cap
  portfolio             stocks (U.S.)
  management or to  - Currency
  enhance return?     transactions
                    - Short-term
                      investments
                    - Hybrid
                      instruments
                    - Equity swaps
--------------------------------------------------------------
  What additional   - Currency          - Currency
  risks normally      volatility          volatility
  affect the        - Foreign exposure  - Foreign exposure
  Portfolio?        - Market            - Emerging markets
                      volatility        - Growth stocks
                    - IPO investing     - IPO investing
                    - Securities        - Market
                      selection           volatility
                    - Hedging           - Securities
                    - Growth stocks       selection
                    - Emerging markets  - Derivatives
--------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - HIGH INCOME SECURITIES, with respect to the Worldwide High Income Portfolio, are defined as medium and lower-grade income securities, which include securities rated at the time of purchase BBB or lower by Standard & Poor's ("S&P") or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the Subadviser to be comparable quality at the time of purchase.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser. With respect to the CORPORATE BOND PORTFOLIO, foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) STRUCTURED SECURITIES and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of the Equity Index Portfolio, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. The Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2004, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
Cash Management Portfolio....................            0.49%
Corporate Bond Portfolio.....................            0.57%
Worldwide High Income Portfolio..............            1.00%
SunAmerica Balanced Portfolio................            0.62%
Equity Index Portfolio.......................            0.40%
Federated American Leaders Portfolio.........            0.70%
Davis Venture Value Portfolio................            0.72%
Alliance Growth Portfolio....................            0.61%
Aggressive Growth Portfolio..................            0.71%
International Growth and Income Portfolio....            0.96%
Emerging Markets Portfolio...................            1.25%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2003, Alliance had approximately $475 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2003, BACAP had over $201 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2003, Davis had approximately $46 billion in assets under management.

FEDERATED INVESTMENT MANAGEMENT COMPANY and FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA (collectively, Federated) are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Effective May 1, 2004, Federated Investment Management Company became Subadviser for the Corporate Bond Portfolio, and Federated Equity Management Company of Pennsylvania became Subadviser for the Federated American Leaders Portfolio. Previously, the Subadviser for each of these Portfolios was Federated Investment Counseling. Both the new Subadvisers and the previous Subadviser are wholly owned subsidiaries of Federated Investors, Inc. The change in Subadviser entities did not change the portfolio managers for the three Portfolios. Federated and affiliated companies serve as investment advisor to a number of investment companies and private accounts. As of December 31, 2003, Federated and affiliated companies had approximately $198 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2003, MSIM Inc. together with its affiliated asset management companies had approximately $421 billion in assets under management with approximately $156.1 billion in institutional assets.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2003, Putnam had approximately $239.6 billion in assets under management.

U.S. BANCORP ASSET MANAGEMENT, INC. (USBAM) is located at 800 Nicollet Mall, Minneapolis, MN 55402. USBAM (formerly U.S. Bancorp Piper Jaffrey Asset Management) served as investment adviser to separately managed accounts, in addition to the First American Family of Funds. As of December 31, 2003, USBAM had more than $127 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each Portfolio is set forth below in the following table.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Cash Management            BACAP                       - Cash Investments Team          N/A
 Portfolio
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Federated                   - Joseph M. Balestrino           Mr. Balestrino joined
                                                          Senior Vice President and      Federated in 1986 as a Project
                                                          Portfolio Manager              Manager in the Product Design
                                                                                         Department and became an
                                                                                         Assistant Vice President and
                                                                                         Investment Analyst in 1991. He
                                                                                         became a Vice President and
                                                                                         portfolio manager in 1995 and
                                                                                         a Senior Vice President in
                                                                                         1998.
                                                        - Mark E. Durbiano               Mr. Durbiano joined Federated
                                                          Senior Vice President and      in 1982 as an Investment
                                                          Portfolio Manager              Analyst and became a Vice
                                                                                         President and portfolio
                                                                                         manager in 1988. He has been a
                                                                                         Senior Vice President since
                                                                                         1996.

                                                        - Christopher J. Smith           Mr. Smith joined Federated in
                                                          Vice President and Portfolio   1995 as a Portfolio Manager
                                                          Manager                        and Vice President. Prior to
                                                                                         joining Federated, he was an
                                                                                         Assistant Vice President at
                                                                                         Provident Life & Accident
                                                                                         Insurance Company from 1987
                                                                                         through 1994.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Worldwide High Income      Van Kampen                  High Yield Team and Emerging
 Portfolio                                              Markets Debt Team
                                                        High Yield Team includes:
                                                        - Gordon W. Loery                Mr. Loery is an Executive
                                                          Executive Director and         Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Mr. Loery joined
                                                                                         Morgan Stanley & Co.
                                                                                         Incorporated (Morgan Stanley),
                                                                                         a MSIM Inc. affiliate in 1990
                                                                                         as a fixed income analyst and
                                                                                         has been a Portfolio Manager
                                                                                         with MSIM Inc.'s affiliate
                                                                                         Miller Anderson & Sherrerd,
                                                                                         LLP (MAS) since 1996.
                                                        - Sheila Finnerty                Ms. Finnerty is a Managing
                                                          Managing Director and          Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Ms. Finnerty
                                                                                         joined Morgan Stanley in 1993
                                                                                         and has been with MSIM Inc.
                                                                                         since 1998.
                                                        Emerging Markets Debt Team
                                                        includes:
                                                        - Eric Baurmeister               Mr. Baurmeister joined MSIM
                                                          Executive Director and         Inc. in 1997 and is a
                                                          Portfolio Manager              portfolio manager of the
                                                                                         emerging markets debt
                                                                                         portfolio. Prior to joining
                                                                                         MSIM Inc., he was a portfolio
                                                                                         manager at MIMCO from 1992 to
                                                                                         1996. He holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        - Fixed Income Investment Team   in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Equity Index Portfolio     USBAM                       - Walter French                  Mr. French, who joined USBAM
                                                          Director of                    in 1999, is director of the
                                                          Quantitative                   Quantitative group and equity
                                                          Group and                      index and enhanced index
                                                          Portfolio                      portfolio manager. Prior to
                                                          Manager                        joining USBAM, he was Chief
                                                                                         Investment Officer and
                                                                                         portfolio manager at Berkeley
                                                                                         Quantitative Advisors, Inc., a
                                                                                         firm he co-founded in 1987.
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - Kevin R. McCloskey             Mr. McCloskey, who joined
 Leaders Portfolio                                        Vice President and Portfolio   Federated in 1999 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From September 1994
                                                                                         to July 1999, he served as a
                                                                                         portfolio manager, and from
                                                                                         January 1994 to September
                                                                                         1994, he served as an
                                                                                         investment/quantitative
                                                                                         analyst at Killian Asset
                                                                                         Management Corpora-
                                                                                         tion. Mr. McCloskey holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.
                                                        - Steven J. Lehman               Mr. Lehman, who joined
                                                          Vice President and Senior      Federated in 1997 as a senior
                                                          Portfolio Manager              portfolio manager, is a Vice
                                                                                         President. From 1985 to 1997,
                                                                                         he served as portfolio manager
                                                                                         at First Chicago.
                                                        - John L. Nichol                 Mr. Nichol, who joined
                                                          Vice President and Portfolio   Federated in 2000 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From 1992 to 2000,
                                                                                         he served as portfolio manager
                                                                                         at Public Employees Retirement
                                                                                         System of Ohio. Mr. Nichols
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.
                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - James G. Reilly                Mr. Reilly joined Alliance
 Portfolio                                                Executive Vice President and   Capital in 1984 as a research
                                                          Head of Large Cap Growth       analyst. He became a portfolio
                                                          Team                           manager in 1993, was promoted
                                                                                         to Executive Vice President in
                                                                                         1999, and became the Large Cap
                                                                                         Growth Team Leader in 2003.
                                                        - Scott Wallace                  Mr. Wallace joined Alliance
                                                          Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - George W. Stairs               Mr. Stairs joined Putnam in
 Income Portfolio                                         CFA, Senior Vice President     1994 and has 16 years of
                                                          and Senior Portfolio Manager   investment experience. He is
                                                                                         responsible for Asia Pacific
                                                                                         core equity, international
                                                                                         core equity, and international
                                                                                         value equity portfolios and is
                                                                                         a member of the teams that
                                                                                         manage Putnam International
                                                                                         Growth Fund and Putnam
                                                                                         International Growth and
                                                                                         Income Fund.
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          CFA, Managing Director and     1995 and has 15 years of
                                                          Senior Portfolio Manager       investment industry
                                                                                         experience. She is part of the
                                                                                         team that manages Putnam
                                                                                         International Growth and
                                                                                         Income Fund and Putnam Global
                                                                                         Growth and Income Fund.
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler,               Mr. Oler is a Senior Vice
 Portfolio                                                CFA, Senior Vice President     President and Senior Portfolio
                                                          and Senior Portfolio Manager   Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 18
                                                                                         years of investment
                                                                                         experience.
                                                        - Daniel Grana,                  Mr. Grana is a Vice President
                                                          CFA, Vice President and        and Portfolio Manager on the
                                                          Portfolio Manager              Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 9 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

      ---------------------------------------------------------------------------------------------------------------------

                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                                Cash Management Portfolio Class 1
      1/31/00      $10.67      $0.51         $   --         $ 0.51        $(0.24)          $--          $(0.24)      $10.94
      1/31/01       10.94       0.66          (0.02)          0.64         (0.45)           --           (0.45)       11.13
      1/31/02       11.13       0.37           0.02           0.39         (0.45)           --           (0.45)       11.07
      1/31/03       11.07       0.15          (0.02)          0.13         (0.37)           --           (0.37)       10.83
      1/31/04       10.83       0.08           0.00           0.08         (0.23)           --           (0.23)       10.68
                                                Corporate Bond Portfolio Class 1
      1/31/00       11.99       0.81          (1.15)         (0.34)        (0.53)           --           (0.53)       11.12
      1/31/01       11.12       0.89          (0.02)          0.87         (0.77)           --           (0.77)       11.22
      1/31/02       11.22       0.84          (0.26)          0.58         (0.63)           --           (0.63)       11.17
      1/31/03       11.17       0.80          (0.02)          0.78         (0.71)           --           (0.71)       11.24
      1/31/04       11.24       0.69           0.71           1.40         (0.72)           --           (0.72)       11.92

      ----------  ------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO    INCOME TO
                              END OF      AVERAGE       AVERAGE
        PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               Cash Management Portfolio Class 1
      1/31/00       4.85%    $466,588     0.53%          4.82%          --%
      1/31/01       5.95      404,005      0.52           5.83          --
      1/31/02       3.48      600,741      0.52           3.31          --
      1/31/03       1.22      457,994      0.52           1.37          --
      1/31/04       0.72      244,351      0.54           0.69          --
                                Corporate Bond Portfolio Class 1
      1/31/00      (2.75)     184,309      0.71           7.05          37
      1/31/01       8.11      199,334      0.69           7.99          36
      1/31/02       5.27      258,912      0.67           7.41          83
      1/31/03       7.17      263,378      0.65           7.17          45
      1/31/04      12.67      277,860      0.64           5.89          46

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------

                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                            Worldwide High Income Portfolio Class 1
      1/31/00      $10.12      $1.13        $ 0.67         $ 1.80        $(1.33)        $   --         $(1.33)      $10.59
      1/31/01       10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74
      1/31/02        9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65
      1/31/03        7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54
      1/31/04        6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54
                                             SunAmerica Balanced Portfolio Class 1
      1/31/00       17.24       0.36          1.80           2.16         (0.12)         (0.22)         (0.34)       19.06
      1/31/01       19.06       0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64
      1/31/02       17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02
      1/31/03       14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      1/31/04       11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
                                                 Equity Index Portfolio Class 1
      1/31/00       11.15       0.12          0.67           0.79         (0.06)            --          (0.06)       11.88
      1/31/01       11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70
      1/31/02       11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59
      1/31/03        9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27
      1/31/04        7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62
                                          Federated American Leaders Portfolio Class 1
      1/31/00       16.62       0.20         (0.14)          0.06         (0.12)         (0.69)         (0.81)       15.87
      1/31/01       15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72
      1/31/02       16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      1/31/03       14.84       0.19         (3.27)         (3.08)        (0.15)           --           (0.15)       11.61
      1/31/04       11.61       0.21          3.63           3.84         (0.21)           --           (0.21)       15.24

      ----------  ------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO    INCOME TO
                              END OF      AVERAGE       AVERAGE
        PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                            Worldwide High Income Portfolio Class 1
      1/31/00       19.22%   $124,404      1.14%(1)      10.66%(1)     116%
      1/31/01        3.67     117,236      1.10          10.84          158
      1/31/02       (8.61)     93,599      1.11(1)       10.97(1)       139
      1/31/03        0.45      77,847      1.15           9.55          103
      1/31/04       25.40      92,530      1.15           7.16          149
                             SunAmerica Balanced Portfolio Class 1
      1/31/00       12.76     509,054      0.66           2.01          197
      1/31/01       (5.88)    575,039      0.64           1.87          333
      1/31/02      (15.86)    471,194      0.66           2.00          322
      1/31/03      (14.95)    310,531      0.68           1.91          611
      1/31/04       18.51     318,419      0.69           1.45          186
                                 Equity Index Portfolio Class 1
      1/31/00        7.05      63,487      0.55(2)        1.02(2)         1
      1/31/01       (1.29)     63,786      0.55(2)        0.64(2)         4
      1/31/02      (16.57)     51,434      0.55(2)        0.80(2)         5
      1/31/03      (23.31)     37,586      0.55(2)        1.07(2)         4
      1/31/04       33.68      49,616      0.55(2)        1.19(2)         1
                          Federated American Leaders Portfolio Class 1
      1/31/00        0.17     208,488      0.77           1.17           34
      1/31/01       10.62     231,716      0.76           1.56           46
      1/31/02       (7.53)    270,692      0.76           1.05           33
      1/31/03      (20.76)    191,653      0.76(3)        1.41(3)        32
      1/31/04       33.25     224,293      0.84(3)        1.55(3)        31

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) Gross of custody credits of 0.02% and 0.01%, for the periods ending January 31, 2000 and January 31, 2002.

   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                 EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                   -------------------------------------    -------------------------------------
                                                   1/00    1/01    1/02    1/03    1/04     1/00    1/01    1/02    1/03    1/04
                                                   -------------------------------------    -------------------------------------
       Equity Index Class 1....................    0.85%   0.55%   0.59%   0.58%   0.62%    0.72%   0.64%   0.76%   1.04%   1.12%

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Federated American Leaders Class 1.....................  0.01%   0.07%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
      1/31/00      $24.38     $ 0.13        $ 3.06         $ 3.19        $(0.20)        $(0.93)        $(1.13)      $26.44
      1/31/01       26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37
      1/31/02       29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58
      1/31/03       20.58       0.15         (3.40)         (3.25)        (0.12)           --           (0.12)       17.21
      1/31/04       17.21       0.21          6.47           6.68         (0.17)           --           (0.17)       23.72
                                               Alliance Growth Portfolio Class 1
      1/31/00       35.26      (0.04)         4.46           4.42         (0.05)         (3.05)         (3.10)       36.58
      1/31/01       36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20
      1/31/02       28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41
      1/31/03       19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      1/31/04       13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84
                                              Aggressive Growth Portfolio Class 1
      1/31/00       15.52         --          8.59           8.59         (0.03)         (1.36)         (1.39)       22.72
      1/31/01       22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72
      1/31/02       17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84
      1/31/03        8.84      (0.02)        (2.13)         (2.15)        (0.02)(2)         --          (0.02)        6.67
      1/31/04        6.67      (0.03)         2.22           2.19            --             --             --         8.86

      ----------  ------------------------------------------------------------------
                                NET        RATIO OF       RATIO OF NET
                               ASSETS     EXPENSES TO      INVESTMENT
                               END OF       AVERAGE        INCOME TO
        PERIOD     TOTAL       PERIOD         NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS           ASSETS        TURNOVER
      ----------  ------------------------------------------------------------------
                                Davis Venture Value Portfolio Class 1
      1/31/00       13.42%   $2,303,994      0.74%            0.51%            23%
      1/31/01       12.72     2,808,045      0.75             0.47             26
      1/31/02      (15.57)    2,323,050      0.76             0.49             30
      1/31/03      (15.79)    1,612,985      0.75             0.81             17
      1/31/04       38.95     2,004,101      0.77             1.03             13
                                  Alliance Growth Portfolio Class 1
      1/31/00       14.09     2,875,413      0.63            (0.11)            77
      1/31/01      (10.17)    2,810,098      0.64            (0.10)           101
      1/31/02      (23.05)    1,928,115      0.65             0.17             86
      1/31/03      (30.08)    1,007,655      0.65(1)          0.19(1)          51
      1/31/04       32.17     1,105,466      0.68(1)          0.27(1)          63
                                 Aggressive Growth Portfolio Class 1
      1/31/00       60.62       450,073      0.75             0.02            131
      1/31/01      (14.88)      495,826      0.70             0.23            263
      1/31/02      (31.71)      293,084      0.75             0.21            229
      1/31/03      (24.28)      156,449      0.77            (0.24)           150
      1/31/04       32.83       198,390      0.79            (0.39)           103

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Alliance Growth Portfolio Class 1......................  0.00%   0.02%

   (2) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      1/31/00      $11.50     $ 0.15        $ 1.97         $ 2.12        $(0.45)        $(0.89)        $(1.34)      $12.28
      1/31/01       12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51
      1/31/02       12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07
      1/31/03        9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      1/31/04        7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21
                                               Emerging Markets Portfolio Class 1
      1/31/00        6.22      (0.03)         4.81           4.78            --             --             --        11.00
      1/31/01       11.00      (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81
      1/31/02        7.81       0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79
      1/31/03        6.79       0.02         (0.74)         (0.72)        (0.02)(3)         --          (0.02)        6.05
      1/31/04        6.05       0.10          3.59           3.69            --             --             --         9.74

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      1/31/00        17.99%   $253,962      1.21%            1.16%            75%
      1/31/01         3.95     342,114      1.18             0.95             80
      1/31/02       (23.67)    289,084      1.20             0.84            148
      1/31/03       (20.66)    177,883      1.22             1.08            264
      1/31/04        44.71     232,740      1.25(1)          1.41(1)         108
                                 Emerging Markets Portfolio Class 1
      1/31/00        76.86     102,740      1.90(2)         (0.41)(2)        145
      1/31/01       (26.87)     96,507      1.57            (0.22)           125
      1/31/02       (11.49)     82,624      1.53             0.51            113
      1/31/03       (10.63)     63,377      1.53             0.43            118
      1/31/04        60.99     104,999      1.66(1)          1.27(1)         112

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                             ------------
                                             1/04
                                             ------------
       International Growth and Income
        Class 1............................  0.05%
       Emerging Markets Class 1............  0.11

   (2) The ratios reflect an expense cap of 1.90% which is net of custody credits (0.01%) or waiver/reimbursement if applicable.
   (3) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (Class I Shares)

                  --    Cash Management Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    Equity Index Portfolio
                  --    Davis Venture Value Portfolio
                  --    Alliance Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    International Growth and Income Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     14

ACCOUNT INFORMATION.........................................     16

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     18

  Investment Strategies.....................................     18

GLOSSARY....................................................     21

  Investment Terminology....................................     21

  Risk Terminology..........................................     23

MANAGEMENT..................................................     25

  Information about the Investment Adviser and Manager......     25

  Information about the Subadvisers.........................     25

  Information about the Distributor.........................     26

  Portfolio Management......................................     27

  Custodian, Transfer and Dividend Paying Agent.............     29

FINANCIAL HIGHLIGHTS........................................     30

FOR MORE INFORMATION........................................     33

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, seven of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 18, and the glossary that follows on page 21.


                             Q&A
YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  Equity Index Portfolio   investment results that    invests, under normal circumstances,
                           correspond with the        at least 80% of net assets in common
                           performance of the         stocks included in the S&P 500(R)
                           Standard & Poor's 500(R)
                           Composite Stock Price
                           Index (S&P 500(R))
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity
  Portfolio                                           securities of high growth companies
                                                      including small and medium sized
                                                      growth companies with market
                                                      capitalizations of $1.5 billion to
                                                      $15 billion
-----------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
-----------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 18 describe various additional risks.

    Risks of Investing in Equity Securities

    The EQUITY INDEX, DAVIS VENTURE VALUE, ALLIANCE GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME, invest primarily in equity securities. In addition, the SUNAMERICA BALANCED invests significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the ALLIANCE GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the DAVIS VENTURE VALUE PORTFOLIO.

    Risks of Investing in Bonds

    The SUNAMERICA BALANCED PORTFOLIO may invest significantly in bonds. As with any bond fund, the value of your investment in this Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for this Portfolio may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the INTERNATIONAL GROWTH AND INCOME PORTFOLIO.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The INTERNATIONAL GROWTH AND INCOME PORTFOLIO may invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the ALLIANCE GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    The EQUITY INDEX PORTFOLIO will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    3.80%
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.19%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                             0.63%          3.30%           4.10%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.28%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                       15.07%          -1.40%            6.36%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            8.59%
-------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.10%           6.62%            7.62%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            16.89%           2.70%            8.21%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                             EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              EQUITY INDEX PORTFOLIO CLASS 1
                                                              ------------------------------
1999                                                                      17.14%
2000                                                                      -9.46%
2001                                                                     -12.26%
2002                                                                     -22.42%
2003                                                                      27.80%

During the period shown in the bar chart, the highest return for a quarter was 15.08% (quarter ended 06/30/03) and the lowest return for a quarter was -17.20% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.59%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Equity Index Portfolio Class 1                              27.80%          -1.60%            -0.14%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%             0.92%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is December 14, 1998. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 1                       33.16%           4.55%            13.68%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            11.70%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    -2.16%
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.57%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 1                            25.76%          -4.44%         11.22%
----------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                              29.75%          -5.11%          9.21%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.18%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       28.57%          0.68%             4.91%
-------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  31.06%          0.37%             8.38%
-------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.49%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 International Growth and Income Portfolio Class 1           36.85%           1.13%            3.40%
-------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                                       38.59%          -0.05%            2.22%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                 CASH         SUNAMERICA                             DAVIS
                                                              MANAGEMENT       BALANCED        EQUITY INDEX      VENTURE VALUE
                                                              PORTFOLIO        PORTFOLIO       PORTFOLIO(2)        PORTFOLIO
                                                              ----------      -----------      ------------      -------------
                                                               CLASS 1          CLASS 1          CLASS 1            CLASS 1
Management Fees                                                  0.49%           0.62%             0.40%             0.72%
Distribution and/or Service (12b-1) Fees(1)                      0.00%           0.00%             0.00%             0.00%
Other Expenses                                                   0.05%           0.07%             0.22%             0.05%
Total Annual Portfolio Operating Expenses(1)                     0.54%           0.69%             0.62%             0.77%

                                                                                                 INTERNATIONAL
                                                              ALLIANCE         AGGRESSIVE         GROWTH AND
                                                               GROWTH            GROWTH             INCOME
                                                              PORTFOLIO        PORTFOLIO           PORTFOLIO
                                                              ---------        ----------        -------------
                                                               CLASS 1          CLASS 1             CLASS 1
Management Fees                                                 0.61%             0.71%              0.96%
Distribution and/or Service (12b-1) Fees(1)                     0.02%             0.00%              0.05%
Other Expenses                                                  0.05%             0.08%              0.24%
Total Annual Portfolio Operating Expenses(1)                    0.68%             0.79%              1.25%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's distribution and/or service fees has been reduced. "Distribution and/or Service (12b-1) Fees" do not take into account this expense reduction and are therefore higher than the actual distribution fee of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

                                            CLASS 1
                                            -------
Alliance Growth Portfolio                    0.66%
International Growth and Income
  Portfolio                                  1.20%

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio class does not exceed the amounts set forth below:

                                            CLASS 1
                                            -------
Equity Index Portfolio                       0.55%

 These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio.................................   $ 55     $173      $302      $  677
SunAmerica Balanced Portfolio.............................     70      221       384         859
Equity Index Portfolio*...................................     63      199       346         774
Davis Venture Value Portfolio.............................     79      246       428         954
Alliance Growth Portfolio*................................     69      218       379         847
Aggressive Growth Portfolio...............................     81      252       439         978
International Growth and Income Portfolio*................    127      397       686       1,511

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from directed brokerage arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Equity Index Portfolio....................................   $ 56     $176      $307      $  689
Alliance Growth Portfolio.................................     67      211       368         822
International Growth and Income Portfolio.................    122      381       660       1,455

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Class 1 shares of each Portfolio (other than the Cash Management Portfolio) are also subject to distribution fees pursuant to a Rule 12b-1 plan. Each Portfolio may participate in directed brokerage programs whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor"). The Distributor will use the money to pay for expenses designed to promote the sale of shares of each Portfolio. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of the Class 1 shares of each Portfolio. Because these distribution fees are paid for out of directed brokerage, these fees will not increase the cost of your investment or affect your return.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 1 shares are subject to distribution fees pursuant to a Rule 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


-------------------------------------------------------------------------------------------------------------
                                                 PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                           CASH               SUNAMERICA
                        MANAGEMENT             BALANCED            EQUITY INDEX      DAVIS VENTURE VALUE
-------------------------------------------------------------------------------------------------------------
  What are the     - Fixed income        - Equity securities:  - Equity securities:  - Equity securities:
  Portfolio's        securities:           - common stocks       - common stocks       - large-cap stocks
  principal          - U.S. treasury     - Fixed income
  investments?         bills               securities:
                     - agency discount     - U.S. government
                       notes                 securities
                     - commercial paper    - corporate debt
                     - corporate debt        instruments
                       instruments
                   - Short-term
                     investments
                     - repurchase
                       agreements
                     - bank obligations
-------------------------------------------------------------------------------------------------------------
  What other       N/A                   - Equity securities:  N/A                   - Mid-cap stocks
  types of                                 - small-cap stocks                        - Foreign securities
  investments or                             (up to 20%)
  strategies may                         - Short-term
  the Portfolio                            investments
  use to a                               - Defensive
  significant                              investments
  extent?                                - Foreign securities
                                         - Illiquid
                                           securities (up to
                                           15%)
-------------------------------------------------------------------------------------------------------------
  What other       - Short-term          - Options and         - Short-term          - Short-term
  types of           investments           futures               investments           investments
  investments may    - municipal         - Currency            - Defensive           - Defensive
  the Portfolio      obligations           transactions          investments           investments
  use as part of                         - Borrowing for       - Options and         - U.S. government
  efficient                                temporary or          futures               securities
  portfolio                                emergency purposes    (up to 10%)
  management or                            (up to 33 1/3%)     - Borrowing for
  to enhance                             - Securities lending    temporary or
  return?                                  (up to 33 1/3%)       emergency purposes
                                                                 (up to 33 1/3%)
                                                               - Securities lending
                                                                 (up to 33 1/3%)
                                                               - Illiquid
                                                                 securities
                                                                 (up to 15%)
                                                               - Small-cap stocks
                                                               - Registered
                                                                 investment
                                                                 companies
                                                               - Firm commitments
                                                               - When issued and
                                                                 delayed-delivery
                                                                 transactions
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                 PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                           CASH               SUNAMERICA
                        MANAGEMENT             BALANCED            EQUITY INDEX      DAVIS VENTURE VALUE
-------------------------------------------------------------------------------------------------------------
  What additional  - Interest rate       - Market volatility   - Market volatility   - Market volatility
  risks normally     fluctuations        - Interest rate       - Passively-managed   - Securities
  affect the       - Securities            fluctuations          strategy              selection
  Portfolio?         selection           - Credit quality      - Active trading
                                         - Currency
                                           volatility
                                         - Foreign exposure
                                         - Derivatives
                                         - Hedging
-------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                      PORTFOLIOS
---------------------------------------------------------------------------------------
                                                                  INTERNATIONAL
                     ALLIANCE GROWTH      AGGRESSIVE GROWTH     GROWTH AND INCOME
---------------------------------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities:  - Equity securities:
  Portfolio's        - large-cap stocks    - small-cap stocks    - large-cap stocks
  principal                                - mid-cap stocks        (foreign)
  investments?                             - convertible       - Foreign securities
                                             securities
                                           - warrants
                                         - Defensive
                                           investments
                                         - Options and
                                           futures
---------------------------------------------------------------------------------------
  What other       - Foreign securities  - Large-cap stocks    - Equity securities:
  types of           (up to 25%)                                 - mid-cap stocks
  investments may                                                  (foreign)
  the Portfolio                                                - Foreign
  or strategies                                                  securities:
  use to a                                                       - emerging markets
  significant
  extent?
---------------------------------------------------------------------------------------
  What other       - Short-term          - Borrowing for       - Equity securities:
  types of           investments           temporary or          - small-cap stocks
  investments may  - Defensive             emergency purposes      (foreign)
  the Portfolio      investments           (up to 33 1/3%)       - large-cap stocks
  use as part of   - Borrowing for       - Options and             (U.S.)
  efficient          temporary or          futures             - Currency
  portfolio          emergency purposes  - Illiquid              transactions
  management or      (up to 33 1/3%)       securities          - Short-term
  to enhance       - Options and           (up to 15%)           investments
  return?            futures             - Short-term          - Hybrid instruments
                                           investments         - Equity swaps
---------------------------------------------------------------------------------------
  What additional  - Market volatility   - Market volatility   - Currency
  risks normally   - Securities          - Securities            volatility
  affect the         selection             selection           - Foreign exposure
  Portfolio?       - Active trading      - IPO investing       - Market volatility
                   - Growth stocks       - Illiquidity         - IPO investing
                                         - Interest rate       - Securities
                                           fluctuations          selection
                                         - Small and medium    - Hedging
                                           sized companies     - Growth stocks
                                         - Credit quality      - Emerging markets
                                         - Derivatives
                                         - Hedging
                                         - Emerging markets
                                         - Growth stocks
                                         - Active trading
                                         - Technology sector
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) STRUCTURED SECURITIES and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING

MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of the Equity Index Portfolio, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2004, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
Cash Management Portfolio....................            0.49%
SunAmerica Balanced Portfolio................            0.62%
Equity Index Portfolio.......................            0.40%
Davis Venture Value Portfolio................            0.72%
Alliance Growth Portfolio....................            0.61%
Aggressive Growth Portfolio..................            0.71%
International Growth and Income Portfolio....            0.96%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2003, Alliance had approximately $475 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2003, BACAP had over $201 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2003, Davis had approximately $46 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2003, Putnam had approximately $239.6 billion in assets under management.

U.S. BANCORP ASSET MANAGEMENT, INC. (USBAM) is located at 800 Nicollet Mall, Minneapolis, MN 55402. USBAM (formerly U.S. Bancorp Piper Jaffrey Asset Management) served as investment adviser to separately managed accounts, in addition to the First American Family of Funds. As of December 31, 2003, USBAM had more than $127 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each Portfolio is set forth below in the following table.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Cash Management            BACAP                       - Cash Investments Team          N/A
 Portfolio
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        - Fixed Income Investment Team   in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------
 Equity Index Portfolio     USBAM                       - Walter French                  Mr. French, who joined USBAM
                                                          Director of                    in 1999, is director of the
                                                          Quantitative                   Quantitative group and equity
                                                          Group and                      index and enhanced index
                                                          Portfolio                      portfolio manager. Prior to
                                                          Manager                        joining USBAM, he was Chief
                                                                                         Investment Officer and
                                                                                         portfolio manager at Berkeley
                                                                                         Quantitative Advisors, Inc., a
                                                                                         firm he co-founded in 1987.
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.
                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - James G. Reilly                Mr. Reilly joined Alliance
 Portfolio                                                Executive Vice President and   Capital in 1984 as a research
                                                          Head of Large Cap Growth       analyst. He became a portfolio
                                                          Team                           manager in 1993, was promoted
                                                                                         to Executive Vice President in
                                                                                         1999, and became the Large Cap
                                                                                         Growth Team Leader in 2003.
                                                        - Scott Wallace                  Mr. Wallace joined Alliance
                                                          Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - George W. Stairs               Mr. Stairs joined Putnam in
 Income Portfolio                                         CFA, Senior Vice President     1994 and has 16 years of
                                                          and Senior Portfolio Manager   investment experience. He is
                                                                                         responsible for Asia Pacific
                                                                                         core equity, international
                                                                                         core equity, and international
                                                                                         value equity portfolios and is
                                                                                         a member of the teams that
                                                                                         manage Putnam International
                                                                                         Growth Fund and Putnam
                                                                                         International Growth and
                                                                                         Income Fund.
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          CFA, Managing Director and     1995 and has 15 years of
                                                          Senior Portfolio Manager       investment industry
                                                                                         experience. She is part of the
                                                                                         team that manages Putnam
                                                                                         International Growth and
                                                                                         Income Fund and Putnam Global
                                                                                         Growth and Income Fund.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 1 shares each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

      ---------------------------------------------------------------------------------------------------------------------

                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                                    Cash Management Portfolio
      1/31/00      $10.67     $   0.51      $     --      $    0.51       $(0.24)        $   --         $(0.24)      $10.94
      1/31/01       10.94         0.66         (0.02)          0.64        (0.45)            --          (0.45)       11.13
      1/31/02       11.13         0.37          0.02           0.39        (0.45)            --          (0.45)       11.07
      1/31/03       11.07         0.15         (0.02)          0.13        (0.37)            --          (0.37)       10.83
      1/31/04       10.83         0.08          0.00           0.08        (0.23)            --          (0.23)       10.68
                                                  SunAmerica Balanced Portfolio
      1/31/00       17.24         0.36          1.80           2.16        (0.12)         (0.22)         (0.34)       19.06
      1/31/01       19.06         0.36         (1.46)         (1.10)       (0.22)         (0.10)         (0.32)       17.64
      1/31/02       17.64         0.31         (3.12)         (2.81)       (0.33)         (0.48)         (0.81)       14.02
      1/31/03       14.02         0.25         (2.34)         (2.09)       (0.34)            --          (0.34)       11.59
      1/31/04       11.59         0.18          1.95           2.13        (0.29)            --          (0.29)       13.43

      ----------  ------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO    INCOME TO
                              END OF      AVERAGE       AVERAGE
        PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                                   Cash Management Portfolio
      1/31/00        4.85%   $466,588     0.53%          4.82%           --%
      1/31/01        5.95     404,005      0.52           5.83           --
      1/31/02        3.48     600,741      0.52           3.31           --
      1/31/03        1.22     457,994      0.52           1.37           --
      1/31/04        0.72     244,351      0.54           0.69           --
                                 SunAmerica Balanced Portfolio
      1/31/00       12.76     509,054     0.66%          2.01%          197%
      1/31/01       (5.88)    575,039      0.64           1.87          333
      1/31/02      (15.86)    471,194      0.66           2.00          322
      1/31/03      (14.95)    310,531      0.68           1.91          611
      1/31/04       18.51     318,419      0.69           1.45          186

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------

                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                                    Equity Index Portfolio
      1/31/00     $11.15      $0.12        $ 0.67         $ 0.79        $(0.06)        $   --         $(0.06)      $11.88
      1/31/01      11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70
      1/31/02      11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59
      1/31/03       9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27
      1/31/04       7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62
                                                 Davis Venture Value Portfolio
      1/31/00      24.38       0.13          3.06           3.19         (0.20)         (0.93)         (1.13)       26.44
      1/31/01      26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37
      1/31/02      29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58
      1/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)           --           (0.12)       17.21
      1/31/04      17.21       0.21          6.47           6.68         (0.17)           --           (0.17)       23.72

      ---------  ------------------------------------------------------------
                                                     RATIO OF NET
                              NET       RATIO OF      INVESTMENT
                             ASSETS    EXPENSES TO    INCOME TO
                             END OF      AVERAGE       AVERAGE
       PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ---------  ------------------------------------------------------------
                                    Equity Index Portfolio
      1/31/00       7.05%   $ 63,487      0.55%(1)       1.02%(1)        1%
      1/31/01      (1.29)     63,786      0.55(1)        0.64(1)         4
      1/31/02     (16.57)     51,434      0.55(1)        0.80(1)         5
      1/31/03     (23.31)     37,586      0.55(1)        1.07(1)         4
      1/31/04      33.68      49,616      0.55(1)        1.19(1)         1
                                Davis Venture Value Portfolio
      1/31/00      13.42    2,303,994     0.74           0.51           23
      1/31/01      12.72    2,808,045     0.75           0.47           26
      1/31/02     (15.57)   2,323,050     0.76           0.49           30
      1/31/03     (15.79)   1,612,985     0.75           0.81           17
      1/31/04      38.95    2,004,101     0.77           1.03           13

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                 EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                   -------------------------------------    -------------------------------------
                                                   1/00    1/01    1/02    1/03    1/04     1/00    1/01    1/02    1/03    1/04
                                                   -------------------------------------    -------------------------------------
       Equity Index............................    0.85%   0.55%   0.59%   0.58%   0.62%    0.72%   0.64%   0.76%   1.04%   1.12%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                                   Alliance Growth Portfolio
      1/31/00     $35.26     $(0.04)       $ 4.46         $ 4.42        $(0.05)        $(3.05)        $(3.10)      $36.58
      1/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20
      1/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41
      1/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      1/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84
                                                  Aggressive Growth Portfolio
      1/31/00      15.52         --          8.59           8.59         (0.03)         (1.36)         (1.39)       22.72
      1/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72
      1/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84
      1/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(2)         --          (0.02)        6.67
      1/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86
                                           International Growth and Income Portfolio
      1/31/00      11.50       0.15          1.97           2.12         (0.45)         (0.89)         (1.34)       12.28
      1/31/01      12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51
      1/31/02      12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07
      1/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      1/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21

      ---------  ---------------------------------------------------------------------
                                NET        RATIO OF       RATIO OF NET
                               ASSETS     EXPENSES TO      INVESTMENT
                               END OF       AVERAGE     INCOME (LOSS) TO
       PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED    RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ---------  ---------------------------------------------------------------------
                                       Alliance Growth Portfolio
      1/31/00       14.09%   $2,875,413      0.63%           (0.11)%             77%
      1/31/01      (10.17)    2,810,098      0.64            (0.10)             101
      1/31/02      (23.05)    1,928,115      0.65             0.17               86
      1/31/03      (30.08)    1,007,655      0.65(1)          0.19(1)            51
      1/31/04       32.17     1,105,466      0.68(1)          0.27(1)            63
                                      Aggressive Growth Portfolio
      1/31/00       60.62       450,073      0.75             0.02              131
      1/31/01      (14.88)      495,826      0.70             0.23              263
      1/31/02      (31.71)      293,084      0.75             0.21              229
      1/31/03      (24.28)      156,449      0.77           (0.24)              150
      1/31/04       32.83       198,390      0.79           (0.39)              103
                               International Growth and Income Portfolio
      1/31/00       17.99       253,962      1.21             1.16               75
      1/31/01        3.95       342,114      1.18             0.95               80
      1/31/02      (23.67)      289,084      1.20             0.84              148
      1/31/03      (20.66)      177,883      1.22             1.08              264
      1/31/04       44.71       232,740      1.25(1)          1.41(1)           108

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Alliance Growth Portfolio..............................  0.00%   0.02%
       International Growth and Income Portfolio..............   --     0.05

   (2) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (CLASS 1 SHARES)

                  --    Cash Management Portfolio
                  --    Global Bond Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    MFS Total Return Portfolio
                  --    Growth-Income Portfolio
                  --    Davis Venture Value Portfolio
                  --    Alliance Growth Portfolio
                  --    MFS Massachusetts Investors Trust Portfolio
                  --    Putnam Growth: Voyager Portfolio
                  --    Blue Chip Growth Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    International Growth and Income Portfolio
                  --    Global Equities Portfolio
                  --    Emerging Markets Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     24

ACCOUNT INFORMATION.........................................     26

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     28

  Investment Strategies.....................................     28

GLOSSARY....................................................     35

  Investment Terminology....................................     35

  Risk Terminology..........................................     38

MANAGEMENT..................................................     41

  Information about the Investment Adviser and Manager......     41

  Information about the Subadvisers.........................     41

  Information about the Distributor.........................     42

  Portfolio Management......................................     43

  Custodian, Transfer and Dividend Paying Agent.............     51

FINANCIAL HIGHLIGHTS........................................     52

FOR MORE INFORMATION........................................     56

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, fifteen of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 28, and the glossary that follows on page 35.


                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  Global Bond Portfolio    high total return,         invests, under normal circumstances,
                           emphasizing current        at least 80% of net assets in high
                           income and, to a lesser    quality fixed income securities of
                           extent, capital            U.S. and foreign issuers and
                           appreciation               transactions in foreign currencies
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                            BALANCED OR ASSET ALLOCATION PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  MFS Total Return         reasonable current         invests primarily in common stocks
  Portfolio                income, long-term          and fixed income securities, with an
                           capital growth and         emphasis on income-producing
                           conservation of capital    securities that appear to have some
                                                      potential for capital enhancement
-----------------------------------------------------------------------------------------------

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.



-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Growth-Income            growth of capital and      invests primarily in common stocks or
  Portfolio                income                     securities that demonstrate the
                                                      potential for appreciation and/or
                                                      dividends
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  MFS Massachusetts        reasonable current         invests primarily in equity
  Investors Trust          income and long-term       securities
  Portfolio                growth of capital and
                           income
-----------------------------------------------------------------------------------------------
  Putnam Growth: Voyager   capital appreciation       invests primarily in common stocks of
  Portfolio                                           U.S. companies, with a focus on
                                                      growth stocks issued by companies the
                                                      Subadviser believes have
                                                      above-average growth potential and
                                                      whose earnings are likely to increase
                                                      over time
-----------------------------------------------------------------------------------------------
  Blue Chip Growth         capital appreciation       invests, under normal circumstances,
  Portfolio                                           at least 80% of net assets in common
                                                      stocks that demonstrate the potential
                                                      for capital appreciation, issued by
                                                      large-cap companies
-----------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-----------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity
  Portfolio                                           securities of high growth companies
                                                      including small and medium sized
                                                      growth companies with market
                                                      capitalizations of $1.5 billion to
                                                      $15 billion
-----------------------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



-----------------------------------------------------------------------------------------------
                                   INTERNATIONAL PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
-----------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the
                                                      potential for appreciation and
                                                      engages in transactions in foreign
                                                      currencies; under normal
                                                      circumstances, at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
-----------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser
                                                      believes have above-average growth
                                                      prospects primarily in emerging
                                                      markets outside the U.S.
-----------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 28 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH-INCOME, DAVIS VENTURE VALUE, ALLIANCE GROWTH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES and EMERGING MARKETS PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED and MFS TOTAL RETURN PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, MFS MID-CAP GROWTH and AGGRESSIVE GROWTH PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the DAVIS VENTURE VALUE and MFS TOTAL RETURN PORTFOLIOS.

    Risks of Investing in Bonds

    The GLOBAL BOND PORTFOLIO invests primarily in bonds. In addition, the SUNAMERICA BALANCED and MFS TOTAL RETURN PORTFOLIOS may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The MFS TOTAL RETURN and MFS MID-CAP GROWTH PORTFOLIOS may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

    These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The EMERGING MARKETS PORTFOLIO invests significantly in emerging market countries. In addition, the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME, MFS MID-CAP GROWTH and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, PUTNAM GROWTH: VOYAGER, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Real Estate Securities

    The MFS TOTAL RETURN PORTFOLIO invests significantly in real estate securities. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolios' investments are, and likely will continue to be, interests in Real Estate Investment Trusts ("REITs").

    Risks of Investing in "Non-Diversified" Portfolios

    The GLOBAL BOND and MFS MID-CAP GROWTH PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    3.80%
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.19%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                             0.63%          3.30%           4.10%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GLOBAL BOND PORTFOLIO CLASS 1
                                                              -----------------------------
1994                                                                     -4.65%
1995                                                                     17.64%
1996                                                                      9.36%
1997                                                                     10.03%
1998                                                                     10.87%
1999                                                                     -1.05%
2000                                                                      9.27%
2001                                                                      5.05%
2002                                                                      5.88%
2003                                                                      3.58%

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -3.97% (quarter ended 03/31/94). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.13%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS          YEARS
---------------------------------------------------------------------------------
 Global Bond Portfolio Class 1              3.58%          4.49%           6.43%
---------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond
   Index (hedged)(1)                        2.09%          5.55%           7.17%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.28%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                       15.07%          -1.40%            6.36%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            8.59%
-------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.10%           6.62%            7.62%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            16.89%           2.70%            8.21%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          MFS TOTAL RETURN PORTFOLIO CLASS 1
                                                          ----------------------------------
1995                                                                    27.64%
1996                                                                     9.94%
1997                                                                    16.90%
1998                                                                    19.53%
1999                                                                     2.88%
2000                                                                    17.01%
2001                                                                     0.52%
2002                                                                    -4.85%
2003                                                                    16.86%

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -8.16% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio Class 1                          16.86%           6.12%            11.13%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            11.70%
-------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.10%           6.62%             8.00%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            16.89%           2.70%            10.00%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500(R) Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                            GROWTH-INCOME PORTFOLIO CLASS 1
                                                            -------------------------------
1994                                                                     -2.61%
1995                                                                     34.10%
1996                                                                     24.06%
1997                                                                     33.91%
1998                                                                     30.74%
1999                                                                     30.04%
2000                                                                     -8.34%
2001                                                                    -15.90%
2002                                                                    -21.15%
2003                                                                     25.62%

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -19.39% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.03%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Growth-Income Portfolio Class 1                              25.62%          -0.14%         10.91%
----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                          28.67%          -0.57%         11.07%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

      --------------------------------------------------------------------------

                           DAVIS VENTURE VALUE PORTFOLIO
   -----------------------------------------------------------------------------

                                    (CLASS 1)*

                                    (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 1                       33.16%           4.55%            13.68%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            11.70%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    -2.16%
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.57%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 1                            25.76%          -4.44%         11.22%
----------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                              29.75%          -5.11%          9.21%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                  MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                         MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO CLASS 1
                                         ---------------------------------------------------
1994                                                            -8.01%
1995                                                            32.10%
1996                                                            15.99%
1997                                                            23.22%
1998                                                            29.28%
1999                                                             5.93%
2000                                                            -0.32%
2001                                                           -16.04%
2002                                                           -21.00%
2003                                                            22.50%

During the period shown in the bar chart, the highest return for a quarter was 22.03% (quarter ended 12/31/98) and the lowest return for a quarter was -15.56% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.29%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust Portfolio Class 1          22.50%          -3.02%          6.78%
----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                          28.67%          -0.57%         11.07%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                        PUTNAM GROWTH: VOYAGER PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   PUTNAM GROWTH: VOYAGER PORTFOLIO CLASS 1
                                                   ----------------------------------------
1994                                                                -1.57%
1995                                                                24.75%
1996                                                                20.37%
1997                                                                32.48%
1998                                                                34.76%
1999                                                                29.71%
2000                                                               -18.06%
2001                                                               -24.16%
2002                                                               -26.41%
2003                                                                23.98%

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -19.65% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.93%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager Portfolio Class 1                     23.98%          -5.96%          6.85%
----------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                              29.75%          -5.11%          9.21%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                           BLUE CHIP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          BLUE CHIP GROWTH PORTFOLIO CLASS 1
                                                          ----------------------------------
2001                                                                   -20.87%
2002                                                                   -29.26%
2003                                                                    25.98%

During the period shown in the bar chart, the highest return for a quarter was 12.86% (quarter ended 12/31/01) and the lowest return for a quarter was -19.10% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.33%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR         INCEPTION(1)
-----------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio Class 1                            25.98%           -12.98%
-----------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                           28.67%            -5.84%
-----------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 1 is July 5, 2000. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        MFS MID-CAP GROWTH PORTFOLIO CLASS 1
                                                        ------------------------------------
2000                                                                    9.61%
2001                                                                  -22.62%
2002                                                                  -47.17%
2003                                                                   37.31%

During the period shown in the bar chart, the highest return for a quarter was 26.80% (quarter ended 12/31/01) and the lowest return for a quarter was -35.89% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 6.79%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR         INCEPTION(1)
-----------------------------------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio Class 1                          37.31%            0.31%
-----------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                             42.71%            1.39%
-----------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                      47.25%            8.72%
-----------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is April 1, 1999.

(2) Effective May 3, 2004, the Portfolio has selected the Russell Midcap(R) Growth Index for performance comparisons. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.18%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       28.57%          0.68%             4.91%
-------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  31.06%          0.37%             8.38%
-------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.49%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 International Growth and Income Portfolio Class 1           36.85%           1.13%            3.40%
-------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                                       38.59%          -0.05%            2.22%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           GLOBAL EQUITIES PORTFOLIO CLASS 1
                                                           ---------------------------------
1994                                                                      -0.3%
1995                                                                     19.16%
1996                                                                     14.18%
1997                                                                     15.06%
1998                                                                     22.86%
1999                                                                     30.94%
2000                                                                    -17.26%
2001                                                                    -18.11%
2002                                                                    -26.79%
2003                                                                     26.54%

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -20.67% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.86%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                      PAST ONE       PAST FIVE       PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                         YEAR           YEARS          YEARS
----------------------------------------------------------------------------------------------------
 Global Equities Portfolio Class 1                            26.54%          -3.85%          4.65%
----------------------------------------------------------------------------------------------------
 MSCI World Index(SM)(1)                                      33.11%          -0.77%          7.14%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 10.39%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio Class 1                          52.61%           9.47%            -0.11%
-------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM)(2)                     56.28%          10.64%            -0.34%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

                        (Page intentionally left blank.)

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                CASH          GLOBAL        SUNAMERICA            MFS
                                             MANAGEMENT        BOND          BALANCED         TOTAL RETURN    GROWTH-INCOME
                                              PORTFOLIO     PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                            -------------   ----------   -----------------   --------------   -------------
                                               CLASS 1       CLASS 1          CLASS 1           CLASS 1          CLASS 1
                                            -------------   ----------   -----------------   --------------   -------------
Management Fees                                 0.49%          0.69%           0.62%              0.65%           0.55%
Distribution and/or Service (12b-1)
  Fees(1)                                       0.00%          0.00%           0.00%              0.02%           0.04%
Other Expenses                                  0.05%          0.13%           0.07%              0.07%           0.05%
Total Annual Portfolio Operating
  Expenses(1)                                   0.54%          0.82%           0.69%              0.74%           0.64%

                                                                                MFS
                                            DAVIS VENTURE    ALLIANCE      MASSACHUSETTS     PUTNAM GROWTH:     BLUE CHIP
                                                VALUE         GROWTH      INVESTORS TRUST       VOYAGER          GROWTH
                                              PORTFOLIO     PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO(2)
                                            -------------   ----------   -----------------   --------------   -------------
                                               CLASS 1       CLASS 1          CLASS 1           CLASS 1          CLASS 1
                                            -------------   ----------   -----------------   --------------   -------------
Management Fees                                 0.72%          0.61%           0.70%              0.83%           0.70%
Distribution and/or Service (12b-1)
  Fees(1)                                       0.00%          0.02%           0.05%              0.04%           0.00%
Other Expenses                                  0.05%          0.05%           0.07%              0.06%           0.24%
Total Annual Portfolio Operating
  Expenses(1)                                   0.77%          0.68%           0.82%              0.93%           0.94%

                                                 MFS
                                               MID-CAP      AGGRESSIVE     INTERNATIONAL         GLOBAL         EMERGING
                                               GROWTH         GROWTH     GROWTH AND INCOME      EQUITIES         MARKETS
                                              PORTFOLIO     PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                            -------------   ----------   -----------------   --------------   -------------
                                               CLASS 1       CLASS 1          CLASS 1           CLASS 1          CLASS 1
                                            -------------   ----------   -----------------   --------------   -------------
Management Fees                                 0.75%          0.71%           0.96%              0.78%           1.25%
Distribution and/or Service (12b-1)
  Fees(1)                                       0.05%          0.00%           0.05%              0.03%           0.11%
Other Expenses                                  0.07%          0.08%           0.24%              0.14%           0.30%
Total Annual Portfolio Operating
  Expenses(1)                                   0.87%          0.79%           1.25%              0.95%           1.66%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's distribution and/or service fees has been reduced. "Distribution and/or Service (12b-1) Fees" do not take into account this expense reduction and are therefore higher than the actual distribution fee of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

                                               CLASS 1
                                               -------
MFS Total Return Portfolio                      0.72%
Growth-Income Portfolio                         0.60%
Alliance Growth Portfolio                       0.66%
MFS Massachusetts Investors Trust Portfolio     0.77%
Putnam Growth: Voyager Portfolio                0.89%
MFS Mid-Cap Growth Portfolio                    0.82%
International Growth and Income Portfolio       1.20%
Global Equities Portfolio                       0.92%
Emerging Markets Portfolio                      1.55%

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio class does not exceed the amounts set forth below:

                                               CLASS 1
                                               -------
Blue Chip Growth Portfolio                      0.85%

 These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio.................................   $ 55     $173      $302      $  677
Global Bond Portfolio.....................................     84      262       455       1,014
SunAmerica Balanced Portfolio.............................     70      221       384         859
MFS Total Return Portfolio*...............................     76      237       411         918
Growth-Income Portfolio*..................................     65      205       357         798
Davis Venture Value Portfolio.............................     79      246       428         954
Alliance Growth Portfolio*................................     69      218       379         847
MFS Massachusetts Investors Trust Portfolio*..............     84      262       455       1,014
Putnam Growth: Voyager Portfolio*.........................     95      296       515       1,143
Blue Chip Growth Portfolio*...............................     96      300       520       1,155
MFS Mid-Cap Growth Portfolio*.............................     89      278       482       1,073
Aggressive Growth Portfolio...............................     81      252       439         978
International Growth and Income Portfolio*................    127      397       686       1,511
Global Equities Portfolio*................................     97      303       525       1,166
Emerging Markets Portfolio*...............................    169      523       902       1,965

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from directed brokerage arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
MFS Total Return Portfolio................................   $ 74     $230      $401      $  894
Growth-Income Portfolio...................................     61      192       335         750
Alliance Growth Portfolio.................................     67      211       368         822
MFS Massachusetts Investors Trust Portfolio...............     79      246       428         954
Putnam Growth: Voyager Portfolio..........................     91      284       493       1,096
Blue Chip Growth Portfolio................................     87      271       471       1,049
MFS Mid-Cap Growth Portfolio..............................     84      262       455       1,014
International Growth and Income Portfolio.................    122      381       660       1,455
Global Equities Portfolio.................................     94      293       509       1,131
Emerging Markets Portfolio................................    158      490       845       1,845

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Class 1 shares of each Portfolio (other than the Cash Management Portfolio) are also subject to distribution fees pursuant to a Rule 12b-1 plan. Each Portfolio may participate in directed brokerage programs whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor"). The Distributor will use the money to pay for expenses designed to promote the sale of shares of each Portfolio. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of the Class 1 shares of each Portfolio. Because these distribution fees are paid for out of directed brokerage, these fees will not increase the cost of your investment or affect your return.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 1 shares are subject to distribution fees pursuant to a Rule 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


---------------------------------------------------------------------------------------------------------
                                         FIXED INCOME PORTFOLIOS
---------------------------------------------------------------------------------------------------------
                                                 CASH
                                              MANAGEMENT                       GLOBAL BOND
---------------------------------------------------------------------------------------------------------
  What are the Portfolio's         - Fixed income securities:        - Fixed income securities:
  principal investments?             - U.S. treasury bills             - U.S. and non-U.S. government
                                     - agency discount notes             securities
                                     - commercial paper                - investment grade corporate
                                     - corporate debt instruments        bonds
                                   - Short-term investments            - mortgage and asset-backed
                                     - repurchase agreements             securities
                                     - bank obligations              - Short-term investments
                                                                     - Currency transactions
                                                                     - Foreign securities
---------------------------------------------------------------------------------------------------------
  What other types of investments  N/A                               - Options and futures
  or strategies may the Portfolio                                    - Forward commitments
  use to a significant extent?                                       - Mortgage and currency swaps
                                                                     - Credit, interest-rate and
                                                                       total return swaps
                                                                     - Hybrid instruments
                                                                     - Deferred interest bonds
                                                                     - Inverse floaters
                                                                     - Illiquid securities (up to
                                                                       15%)
                                                                     - Pass-through securities
                                                                     - Borrowing for temporary or
                                                                       emergency purposes
                                                                       (up to 33 1/3%)
---------------------------------------------------------------------------------------------------------
  What other types of investments  - Short-term investments          - Mortgage dollar rolls
  may the Portfolio use as part      - municipal obligations         - Zero coupon, deferred interest
  of efficient portfolio                                               and PIK bonds
  management or to enhance                                           - Firm commitments and
  return?                                                              when-issued or
                                                                       delayed -- delivery
                                                                       transactions
                                                                     - Forward commitments
                                                                     - Loan participations and
                                                                       assignments
                                                                     - Securities lending (up to
                                                                       33 1/3%)
                                                                     - Interest rate swaps, caps and
                                                                       collars
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                         FIXED INCOME PORTFOLIOS
---------------------------------------------------------------------------------------------------------
                                                 CASH
                                              MANAGEMENT                       GLOBAL BOND
---------------------------------------------------------------------------------------------------------
  What additional risks normally   - Interest rate fluctuations      - Interest rate fluctuations
  affect the Portfolio?            - Securities selection            - Credit quality
                                                                     - Currency volatility
                                                                     - Derivatives
                                                                     - Market volatility
                                                                     - Non-diversified status
                                                                     - Foreign exposure
                                                                     - Hedging
                                                                     - Securities selection
                                                                     - Emerging markets
---------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                  BALANCED OR ASSET ALLOCATION PORTFOLIOS
-----------------------------------------------------------------------------------------------------------
                                              SUNAMERICA
                                               BALANCED                       MFS TOTAL RETURN
-----------------------------------------------------------------------------------------------------------
  What are the Portfolio's         - Equity securities:               - Equity securities (at least
  principal investments?             - common stocks                    40%, but not more than 75%):
                                   - Fixed income securities:           - common stocks
                                     - U.S. government securities       - convertible securities
                                     - corporate debt instruments       - rights
                                                                      - Fixed income securities (at
                                                                        least 25%):
                                                                        - U.S. government securities
                                                                        - pass-through securities
                                                                        - corporate debt instruments
                                                                        - preferred stocks
-----------------------------------------------------------------------------------------------------------
  What other types of investments  - Equity securities:               - Foreign securities (up to 20%):
  or strategies may the Portfolio    - small-cap stocks (up to 20%)     - Brady bonds
  use to a significant extent?     - Short-term investments             - depositary receipts
                                   - Defensive investments              - fixed income securities (U.S.
                                   - Foreign securities                   dollar denominated)
                                   - Illiquid securities (up to 15%)  - Junk bonds (up to 20%)
                                                                      - Securities lending (up to
                                                                        33 1/3%)
                                                                      - Emerging markets
-----------------------------------------------------------------------------------------------------------
  What other types of investments  - Options and futures              - Municipal bonds
  may the Portfolio use as part    - Currency transactions            - Warrants
  of efficient portfolio           - Borrowing for temporary or       - Zero-coupon, deferred interest
  management or to enhance           emergency purposes (up to          and PIK bonds when-issued and
  return?                            33 1/3%)                           delayed-delivery transactions
                                   - Securities lending (up to        - Hybrid instruments
                                     33 1/3%)                         - Inverse floaters
                                                                      - Options and futures
                                                                      - Currency transactions
                                                                      - Forward commitments
                                                                      - Registered investment companies
                                                                      - Short-term investments
                                                                        - repurchase agreements
                                                                      - Loan participations
                                                                      - Equity swaps
                                                                      - Roll transactions
                                                                      - Short sales
                                                                      - Variable and floating rate
                                                                        obligations
-----------------------------------------------------------------------------------------------------------
  What additional risks normally   - Market volatility                - Securities selection
  affect the Portfolio?            - Interest rate fluctuations       - Market volatility
                                   - Credit quality                   - Foreign exposure
                                   - Currency volatility              - Interest rate fluctuations
                                   - Foreign exposure                 - Credit quality
                                   - Derivatives                      - Active trading
                                   - Hedging                          - Prepayment
-----------------------------------------------------------------------------------------------------------


-------------------------------------------------------
                   EQUITY PORTFOLIOS
-------------------------------------------------------
                                   DAVIS VENTURE
                GROWTH-INCOME          VALUE
-------------------------------------------------------
  What are     - Equity          - Equity
  the            securities:       securities:
  Portfolio's    - large-cap       - large-cap
  principal        stocks            stocks
 investments?    - mid-cap
                   stocks
-------------------------------------------------------
  What other   - Foreign         - Mid-cap stocks
  types of       securities      - Foreign
  investments    (up to 25%)       securities
  or
  strategies
  may the
  Portfolio
  use to a
  significant
  extent?
-------------------------------------------------------
  What other   - Short-term      - Short-term
  types of       investments       investments
  investments  - Defensive       - Defensive
  may the        investments       investments
  Portfolio    - Borrowing for   - U.S. government
  use as part    temporary or      securities
  of             emergency
  efficient      purposes
  portfolio      (up to
  management     33 1/3%)
  or to        - Options and
  enhance        futures
  return?
-------------------------------------------------------
  What         - Market          - Market
  additional     volatility        volatility
  risks        - Securities      - Securities
  normally       selection         selection
  affect the   - Active trading
  Portfolio?   - Growth stocks
-------------------------------------------------------


---------------------------------------------------------------------------------------
                                   EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------
                                          MFS MASSACHUSETTS       PUTNAM GROWTH:
                     ALLIANCE GROWTH       INVESTORS TRUST           VOYAGER
---------------------------------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities   - Equity securities
  Portfolio's        - large-cap stocks    (at least 65%):
  principal                                - common stocks
  investments?                             - convertible
                                             securities
                                         - Fixed income
                                           securities:
                                           - preferred stocks
                                         - Foreign
                                           securities:
                                           - depositary
                                             receipts
---------------------------------------------------------------------------------------
  What other       - Foreign securities  - Foreign securities  - Foreign securities
  types of           (up to 25%)           (up to 20%)           (up to 20%)
  investments may                        - Securities lending
  the Portfolio                            (up to 33 1/3%)
  or strategies
  use to a
  significant
  extent?
---------------------------------------------------------------------------------------
  What other       - Short-term          - Warrants            - Short-term
  types of           investments         - Zero-coupon,          investments
  investments may  - Defensive             deferred interest   - Currency
  the Portfolio      investments           and PIK bonds         transactions
  use as part of   - Borrowing for       - Short sales         - Defensive
  efficient          temporary or        - when issued and       investments
  portfolio          emergency purposes    delayed- delivery   - Borrowing for
  management or      (up to 33 1/3%)       transactions          temporary or
  to enhance       - Options and         - Futures               emergency purposes
  return?            futures             - Currency            - Options and
                                           transactions          futures
                                         - Forward             - Warrants
                                           commitments         - Hybrid instruments
                                         - Registered          - Small and medium
                                           investment            size companies
                                           companies
                                         - Short-term
                                           investments
                                           - repurchase
                                             agreements
                                         - Rights
                                         - Emerging markets
                                         - Fixed income
                                           securities:
                                           - corporate debt
                                             instruments
                                           - U.S. government
                                             securities
                                         - Roll transactions
                                         - Variable and
                                           floating rate
                                           obligations
---------------------------------------------------------------------------------------
  What additional  - Market volatility   - Market volatility   - Market volatility
  risks normally   - Securities          - Securities          - Securities
  affect the         selection             selection             selection
  Portfolio?       - Active trading      - Large cap           - Growth stocks
                   - Growth stocks         companies           - IPO investing
                   - Large cap           - Growth stocks       - Derivatives
                     companies                                 - Hedging
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                   EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------
                                             MFS MID-CAP
                     BLUE CHIP GROWTH           GROWTH          AGGRESSIVE GROWTH
---------------------------------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities:  - Equity securities:
  Portfolio's        - large-cap stocks    - common stocks       - small-cap stocks
  principal          - mid-cap stocks      - mid-cap stocks      - mid-cap stocks
  investments?                             - convertible         - convertible
                                             securities            securities
                                         - Fixed income          - warrants
                                           securities:         - Defensive
                                           - preferred stocks    investments
                                         - Foreign             - Options and
                                           securities:           futures
                                           - depositary
                                             receipts
---------------------------------------------------------------------------------------
  What other       - Small-cap stocks    - Foreign securities  - Large-cap stocks
  types of         - Foreign securities    (up to 20%)
  investments or                         - Junk bonds
  strategies may                           (up to 10%)
  the Portfolio
  use to a
  significant
  extent?
---------------------------------------------------------------------------------------
  What other       - Short-term          - Warrants            - Borrowing for
  types of           investments         - Rights                temporary or
  investments may    (up to 10%)         - Corporate debt        emergency purposes
  the Portfolio    - Defensive             instruments           (up to 33 1/3%)
  use as part of     instruments         - U.S. Government     - Options and
  efficient        - Options and           securities            futures
  portfolio          futures             - Zero-coupon,        - Illiquid
  management or    - Borrowing for         deferred interest     securities
  to enhance         temporary or          and PIK bonds         (up to 15%)
  return?            emergency purposes  - Short sales         - Short-term
                     (up to 33 1/3%)     - When issued and       investments
                   - Securities lending    delayed-delivery
                     (up to 33 1/3%)       transactions
                                         - Options and
                                           futures
                                         - Currency
                                           transactions
                                         - Forward
                                           commitments
                                         - Registered
                                           investment
                                           companies
                                         - Short-term
                                           investments
                                         - Securities lending
                                           (up to 33 1/3%)
                                         - Variable and
                                           floating rate
                                           obligations
---------------------------------------------------------------------------------------
  What additional  - Market volatility   - Market volatility   - Market volatility
  risks normally   - Securities          - Securities          - Securities
  affect the         selection             selection             selection
  Portfolio?       - Active trading      - Medium sized        - IPO investing
                   - Interest rate         companies           - Illiquidity
                     fluctuation         - Foreign exposure    - Interest rate
                   - Growth stocks       - Emerging markets      fluctuations
                   - Derivatives         - Growth stocks       - Small and medium
                   - Hedging             - Non-diversified       sized companies
                                           status              - Credit quality
                                         - Active trading      - Derivatives
                                         - Credit quality      - Hedging
                                                               - Growth stocks
                                                               - Active trading
                                                               - Technology sector
---------------------------------------------------------------------------------------


----------------------------------------------------------------------------------
                             INTERNATIONAL PORTFOLIOS
----------------------------------------------------------------------------------
                      INTERNATIONAL
                    GROWTH AND INCOME    GLOBAL EQUITIES     EMERGING MARKETS
----------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity
  Portfolio's         securities:         securities:         securities:
  principal           - large-cap         - large-cap         - small-cap
  investments?          stocks              stocks              stocks
                        (foreign)         - mid-cap stocks    - mid-cap stocks
                    - Foreign           - Foreign           - Foreign
                      securities          securities          securities
----------------------------------------------------------------------------------
 What other types   - Equity            N/A                 - Hybrid
 of investments or    securities:                             instruments
 strategies may       - mid-cap stocks                      - Equity swaps
 the Portfolio use      (foreign)                           - Options and
 to a significant   - Foreign                                 futures
 extent?              securities:
                      - emerging
                        markets
----------------------------------------------------------------------------------
 What other types   - Equity            - Short-term        N/A
 of investments       securities:         investments
 may the Portfolio    - small-cap       - Currency
 use as part of         stocks            transactions
 efficient              (foreign)       - Defensive
 portfolio            - large-cap         investments
 management or to       stocks (U.S.)   - Borrowing for
 enhance return?    - Currency            temporary or
                      transactions        emergency
                    - Short-term          purposes (up to
                      investments         33 1/3%)
                    - Hybrid            - Options and
                      instruments         futures
                    - Equity swaps
----------------------------------------------------------------------------------
 What additional    - Currency          - Market            - Currency
 risks normally       volatility          volatility          volatility
 affect the         - Foreign exposure  - Securities        - Foreign exposure
 Portfolio?         - Market              selection         - Emerging markets
                      volatility        - Active trading    - Growth stocks
                    - IPO investing     - Currency          - IPO investing
                    - Securities          volatility        - Market
                      selection         - Foreign exposure    volatility
                    - Hedging           - Growth stocks     - Securities
                    - Growth stocks     - Derivatives         selection
                    - Emerging markets  - Hedging           - Derivatives
                                        - Emerging markets
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) STRUCTURED SECURITIES and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE SWAPS are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write

(sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2004, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
Cash Management Portfolio....................            0.49%
Global Bond Portfolio........................            0.69%
SunAmerica Balanced Portfolio................            0.62%
MFS Total Return Portfolio...................            0.65%
Growth-Income Portfolio......................            0.55%
Davis Venture Value Portfolio................            0.72%
Alliance Growth Portfolio....................            0.61%
MFS Massachusetts Investors Trust
  Portfolio..................................            0.70%
Putnam Growth: Voyager Portfolio.............            0.83%
Blue Chip Growth Portfolio...................            0.70%
MFS Mid-Cap Growth Portfolio.................            0.75%
Aggressive Growth Portfolio..................            0.71%
International Growth and Income Portfolio....            0.96%
Global Equities Portfolio....................            0.78%
Emerging Markets Portfolio...................            1.25%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2003, Alliance had approximately $475 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2003, BACAP had over $201 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2003, Davis had approximately $46 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2003, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs, had approximately $375.7 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2003, MFS had approximately $140 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2003, Putnam had approximately $239.6 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each Portfolio is set forth below in the following table.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Cash Management            BACAP                       - Cash Investments Team          N/A
 Portfolio
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio      GSAM-International          - Andrew F. Wilson               Mr. Wilson joined GSAM in 1995
                                                          Managing Director, Co-Head     as a senior Global Fixed
                                                          of Global Fixed Income and     Income portfolio manager, was
                                                          Currency Management and        promoted to Managing Director
                                                          Senior Portfolio Manager       in 1999 and is now Co-Head of
                                                                                         the global fixed income and
                                                                                         currency business. During his
                                                                                         tenure with GSAM he has been
                                                                                         responsible for Global Fixed
                                                                                         Income positioning, is a
                                                                                         member of the Fixed Income
                                                                                         Investment Strategy group and
                                                                                         is also a member of the Global
                                                                                         Asset Allocation Committee.
                                                                                         Prior to joining GSAM Mr.
                                                                                         Wilson was a Senior Global
                                                                                         Fixed Income Portfolio Manager
                                                                                         at Rothschild Asset
                                                                                         Management.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio       GSAM-International         - Philip Moffitt                 Mr. Moffitt joined GSAM in
 (continued)                                              Managing Director, Co-Head     1999. He is Co-Head of our
                                                          of Global Fixed Income and     Global Fixed Income and
                                                          Currency Management and        Currency Business. Prior to
                                                          Senior Portfolio Manager       joining GSAM he worked for
                                                                                         three years as a proprietary
                                                                                         trader for Tokai Asia Ltd in
                                                                                         Hong Kong. Before that Mr.
                                                                                         Moffitt spent ten years with
                                                                                         Bankers Trust Asset Management
                                                                                         in Australia, where he was a
                                                                                         Managing Director responsible
                                                                                         for all active global fixed
                                                                                         income funds as well as a
                                                                                         member of the Asset Allocation
                                                                                         Committee.
                                                        - Iain Lindsay                   Mr. Lindsay, Head of Global
                                                          Executive Director, Global     Fixed Income and Currency
                                                          Fixed Income and Currency      Product Management, joined
                                                          and Portfolio Manager          GSAM in Jun-01 from JP Morgan
                                                                                         Investment Management where he
                                                                                         was a portfolio manager. Prior
                                                                                         to JP Morgan, Mr. Lindsay
                                                                                         headed the capital market
                                                                                         strategy team at Bank of
                                                                                         Montreal in London and was
                                                                                         senior fixed income strategist
                                                                                         with Credit Lyonnais in Paris.
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        - Fixed Income Investment Team   in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         Equity Investment Team headed
 Portfolio                                              by:
                                                        - David M. Calabro               Mr. Calabro joined MFS in 1992
                                                          Senior Vice President and      as a Vice President and equity
                                                          Portfolio Manager              analyst. He became a portfolio
                                                                                         manager in 1993 and was
                                                                                         promoted to Senior Vice
                                                                                         President in 1998.
                                                        Current members of the Team
                                                        include:
                                                        - Steven R. Gorham               Mr. Gorham, the manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1992, and has
                                                                                         been a portfolio manager since
                                                                                         2002.
                                                        - Michael W. Roberge             Mr. Roberge, the manager of
                                                          Senior Vice President and      the Portfolio's fixed income
                                                          Portfolio Manager              portion, joined MFS in 1996,
                                                                                         and has been a portfolio
                                                                                         manager since 2002.
                                                        - William J. Adams               Mr. Adams, manager of the bond
                                                          Vice President and Portfolio   portfolios, variable and
                                                          Manager                        off-shore investment products,
                                                                                         joined MFS in 1997. He was
                                                                                         promoted to Vice President in
                                                                                         1999, associate portfolio
                                                                                         manager in 2000 and portfolio
                                                                                         manager in 2001.
                                                        - Brooks Taylor                  Mr. Taylor is a Portfolio
                                                          Vice President and Portfolio   Manager of the equity portion.
                                                          Manager                        He joined MFS in 1996.
                                                        - Constantinos G. Mokas          Mr. Mokas, manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1990 as a
                                                                                         research analyst. He was
                                                                                         promoted to Assistant Vice
                                                                                         President in 1994, Vice
                                                                                         President in 1996 and
                                                                                         portfolio manager in 1998.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         - Kenneth J. Enright             Mr. Enright, a manager of the
 Portfolio (continued)                                    Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1986 as a
                                                                                         research analyst. He became an
                                                                                         Assistant Vice President in
                                                                                         1987, Vice President in 1988,
                                                                                         portfolio manager in 1993 and
                                                                                         Senior Vice President in 1999.
---------------------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio    Alliance                    - Michael R. Baldwin             Mr. Baldwin joined the company
                                                          Portfolio Manager and Senior   in 1989 as a research analyst.
                                                          Vice President                 He became a portfolio manager
                                                                                         in 1991 and was promoted to
                                                                                         Senior Vice President and
                                                                                         Associate Director of Research
                                                                                         in 1996.
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.
                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - James G. Reilly                Mr. Reilly joined Alliance
 Portfolio                                                Executive Vice President and   Capital in 1984 as a research
                                                          Head of Large Cap Growth       analyst. He became a portfolio
                                                          Team                           manager in 1993, was promoted
                                                                                         to Executive Vice President in
                                                                                         1999, and became the Large Cap
                                                                                         Growth Team Leader in 2003.
                                                        - Scott Wallace                  Mr. Wallace joined Alliance
                                                          Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts          MFS                         - John D. Laupheimer, Jr.        After joining MFS in 1981 as a
 Investors Trust                                          Senior Vice President and      research analyst, Mr.
 Portfolio                                                Portfolio Manager              Laupheimer became Assistant
                                                                                         Vice President in 1984, Vice
                                                                                         President in 1986, Portfolio
                                                                                         Manager in 1987, Investment
                                                                                         Officer in 1988, and Senior
                                                                                         Vice President in 1995.
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Brian O'Toole,                 Mr. O'Toole is a Managing
 Portfolio                                                Managing Director and Chief    Director and CIO of the Large
                                                          Investment Officer             Cap Growth team. He joined
                                                                                         Putnam in 2002 and has 16
                                                                                         years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Citigroup
                                                                                         Asset Management as Managing
                                                                                         Director and Head of U.S.
                                                                                         Growth from 1998 to 2002.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Anthony H. Elavia,             Dr. Elavia joined Putnam in
 Portfolio (continued)                                    Portfolio Manager              1999 and has 14 years of
                                                                                         investment experience. Prior
                                                                                         to joining Putnam, he was
                                                                                         President of TES Partners
                                                                                         (1998-1999) and Executive Vice
                                                                                         President of Voyager Asset
                                                                                         Management (1995-1998).
                                                        - Walton D. Pearson,             Mr. Pearson is Senior Vice
                                                          Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager of the Large Cap
                                                                                         Growth team. He joined Putnam
                                                                                         in 2003 and has 18 years of
                                                                                         investment experience. Before
                                                                                         joining Putnam he was with
                                                                                         Alliance Capital Management as
                                                                                         Senior Vice President,
                                                                                         Portfolio Manager from 1993 to
                                                                                         2003.
                                                        - David J. Santos,               Mr. Santos is Senior Vice
                                                          Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager of the Large Cap
                                                                                         Growth team. He joined Putnam
                                                                                         in 1986 and has 17 years of
                                                                                         investment experience.
---------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth           SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         - Eric B. Fischman               Mr. Fischman joined MFS as a
 Portfolio                                                Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000.
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001.
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - George W. Stairs               Mr. Stairs joined Putnam in
 Income Portfolio                                         CFA, Senior Vice President     1994 and has 16 years of
                                                          and Senior Portfolio Manager   investment experience. He is
                                                                                         responsible for Asia Pacific
                                                                                         core equity, international
                                                                                         core equity, and international
                                                                                         value equity portfolios and is
                                                                                         a member of the teams that
                                                                                         manage Putnam International
                                                                                         Growth Fund and Putnam
                                                                                         International Growth and
                                                                                         Income Fund.
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          CFA, Managing Director and     1995 and has 15 years of
                                                          Senior Portfolio Manager       investment industry
                                                                                         experience. She is part of the
                                                                                         team that manages Putnam
                                                                                         International Growth and
                                                                                         Income Fund and Putnam Global
                                                                                         Growth and Income Fund.
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    - Stephen Beinhacker             Mr. Beinhacker joined the
 Portfolio                                                Senior Vice President and      company in 1992 as Director of
                                                          Portfolio Manager              International Quantitative
                                                                                         Stock Analysis and portfolio
                                                                                         manager. He was promoted to
                                                                                         Senior Vice President in 1998.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler,               Mr. Oler is a Senior Vice
 Portfolio                                                CFA, Senior Vice President     President and Senior Portfolio
                                                          and Senior Portfolio Manager   Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 18
                                                                                         years of investment
                                                                                         experience.
                                                        - Daniel Grana,                  Mr. Grana is a Vice President
                                                          CFA, Vice President and        and Portfolio Manager on the
                                                          Portfolio Manager              Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 9 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

--------------------------------------------------------------------------------------------------------------------------------

               NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                                   Cash Management Portfolio
1/31/00      $10.67      $0.51         $   --         $ 0.51        $(0.24)        $   --         $(0.24)      $10.94      4.85%
1/31/01       10.94       0.66          (0.02)          0.64         (0.45)            --          (0.45)       11.13      5.95
1/31/02       11.13       0.37           0.02           0.39         (0.45)            --          (0.45)       11.07      3.48
1/31/03       11.07       0.15          (0.02)          0.13         (0.37)            --          (0.37)       10.83      1.22
1/31/04       10.83       0.08           0.00           0.08         (0.23)            --          (0.23)       10.68      0.72
                                                     Global Bond Portfolio
1/31/00       11.95       0.42          (0.66)         (0.24)        (0.47)         (0.41)         (0.88)       10.83     (1.86)
1/31/01       10.83       0.45           0.63           1.08         (0.70)            --          (0.70)       11.21     10.35
1/31/02       11.21       0.43           0.02           0.45         (1.03)            --          (1.03)       10.63      4.03
1/31/03       10.63       0.42           0.25           0.67         (0.18)         (0.15)         (0.33)       10.97      6.36
1/31/04       10.97       0.36           0.05           0.41            --             --             --        11.38      3.74
                                                 SunAmerica Balanced Portfolio
1/31/00       17.24       0.36           1.80           2.16         (0.12)         (0.22)         (0.34)       19.06     12.76
1/31/01       19.06       0.36          (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64     (5.88)
1/31/02       17.64       0.31          (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02    (15.86)
1/31/03       14.02       0.25          (2.34)         (2.09)        (0.34)            --          (0.34)       11.59    (14.95)
1/31/04       11.59       0.18           1.95           2.13         (0.29)            --          (0.29)       13.43     18.51
                                                   MFS Total Return Portfolio
                 --                        --                           --
1/31/00       15.84       0.48          (0.38)          0.10         (0.29)         (1.77)         (2.06)       13.88      0.29
1/31/01       13.88       0.51           2.37           2.88         (0.37)         (0.10)         (0.47)       16.29     20.94
1/31/02       16.29       0.46          (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39     (0.25)
1/31/03       15.39       0.41          (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99     (5.96)
1/31/04       13.99       0.36           2.51           2.87         (0.65)            --          (0.65)       16.21     20.73

----------  -------------------------------------------------
                                     RATIO OF NET
              NET       RATIO OF      INVESTMENT
             ASSETS    EXPENSES TO    INCOME TO
             END OF      AVERAGE       AVERAGE
  PERIOD     PERIOD        NET           NET        PORTFOLIO
  ENDED     (000'S)      ASSETS         ASSETS      TURNOVER
----------  -------------------------------------------------
                        Cash Management Portfolio
1/31/00     $466,588     0.53%          4.82%           --%
1/31/01      404,005      0.52           5.83           --
1/31/02      600,741      0.52           3.31           --
1/31/03      457,994      0.52           1.37           --
1/31/04      244,351      0.54           0.69           --
                          Global Bond Portfolio
1/31/00      127,145      0.84           3.68          189
1/31/01      139,528      0.81(1)        4.07(1)       202
1/31/02      145,556      0.81           3.84          193
1/31/03      132,160      0.80           3.89           66
1/31/04      114,854      0.82           3.17          115
                      SunAmerica Balanced Portfolio
1/31/00      509,054      0.66           2.01          197
1/31/01      575,039      0.64           1.87          333
1/31/02      471,194      0.66           2.00          322
1/31/03      310,531      0.68           1.91          611
1/31/04      318,419      0.69           1.45          186
                       MFS Total Return Portfolio
1/31/00      208,919      0.76(1)        3.17(1)       116
1/31/01      303,278      0.74(1)        3.42(1)       111
1/31/02      469,605      0.73           2.93          105
1/31/03      516,660      0.72(2)        2.81(2)        68
1/31/04      630,428      0.74(2)        2.37(2)        49

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
      Total return does include expense reimbursements and expense reductions.
 (1)  Gross of custody credits of 0.01%.
 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       MFS Total Return.......................................  0.01%   0.02%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                    Growth-Income Portfolio
1/31/00      $27.88     $ 0.16        $ 4.75         $ 4.91        $(0.15)        $(1.40)        $(1.55)      $31.24     18.37%
1/31/01       31.24       0.19         (0.65)         (0.46)        (0.13)         (1.60)         (1.73)       29.05     (1.63)
1/31/02       29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75    (19.96)
1/31/03       21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88    (21.61)
1/31/04       16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25     33.04
                                                 Davis Venture Value Portfolio
1/31/00      $24.38     $ 0.13        $ 3.06         $ 3.19        $(0.20)        $(0.93)        $(1.13)      $26.44     13.42%
1/31/01       26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37     12.72
1/31/02       29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58    (15.57)
1/31/03       20.58       0.15         (3.40)         (3.25)        (0.12)           --           (0.12)       17.21    (15.79)
1/31/04       17.21       0.21          6.47           6.68         (0.17)           --           (0.17)       23.72     38.95
                                                   Alliance Growth Portfolio
1/31/00      $35.26     $(0.04)       $ 4.46         $ 4.42        $(0.05)        $(3.05)        $(3.10)      $36.58     14.09%
1/31/01       36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20    (10.17)
1/31/02       28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41    (23.05)
1/31/03       19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53    (30.08)
1/31/04       13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84     32.17
                                          MFS Massachusetts Investors Trust Portfolio
1/31/00      $16.98     $ 0.10        $ 0.11         $ 0.21        $(0.03)        $(3.81)        $(3.84)      $13.35      1.77%
1/31/01       13.35       0.08          0.42           0.50         (0.08)            --          (0.08)       13.77      3.71
1/31/02       13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79    (17.15)
1/31/03       10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35    (21.88)
1/31/04        8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58     27.73
                                               Putnam Growth: Voyager Portfolio
1/31/00       23.53      (0.02)         3.76           3.74         (0.01)         (0.78)         (0.79)       26.48     16.51
1/31/01       26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85    (13.68)
1/31/02       20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89    (25.71)
1/31/03       14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03    (25.77)
1/31/04       11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25     29.51

----------  ---------------------------------------------------
                                       RATIO OF NET
               NET        RATIO OF      INVESTMENT
              ASSETS     EXPENSES TO    INCOME TO
              END OF       AVERAGE       AVERAGE
  PERIOD      PERIOD         NET           NET        PORTFOLIO
  ENDED       (000S)       ASSETS         ASSETS      TURNOVER
----------  ---------------------------------------------------
                          Growth-Income Portfolio
1/31/00     $1,828,340      0.56%          0.56%          43%
1/31/01      1,931,070      0.57           0.60           52
1/31/02      1,450,218      0.58           0.62           56
1/31/03        877,271      0.59(1)        0.79(1)        45
1/31/04        981,864      0.64(1)        0.62(1)        56
                       Davis Venture Value Portfolio
1/31/00     $2,303,994      0.74%          0.51%          23%
1/31/01      2,808,045      0.75           0.47           26
1/31/02      2,323,050      0.76           0.49           30
1/31/03      1,612,985      0.75           0.81           17
1/31/04      2,004,101      0.77           1.03           13
                         Alliance Growth Portfolio
1/31/00     $2,875,413      0.63%         (0.11)%         77%
1/31/01      2,810,098      0.64          (0.10)         101
1/31/02      1,928,115      0.65           0.17           86
1/31/03      1,007,655      0.65(1)        0.19(1)        51
1/31/04      1,105,466      0.68(1)        0.27(1)        63
                MFS Massachusetts Investors Trust Portfolio
1/31/00     $  337,222      0.75%          0.66%          64%
1/31/01        369,518      0.76           0.58           81
1/31/02        323,404      0.78           0.66           82
1/31/03        210,436      0.78(1)        0.73(1)        65
1/31/04        237,182      0.82(1)        0.81(1)        93
                     Putnam Growth: Voyager Portfolio
1/31/00        783,896      0.80         (0.09)           76
1/31/01        732,943      0.79         (0.10)           84
1/31/02        486,747      0.82           0.11           94
1/31/03        271,199      0.86(1)        0.19(1)       120
1/31/04        288,148      0.93(1)        0.08(1)        56

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
      Total return does include expense reimbursements and expense reductions.
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Growth-Income..........................................  0.01%   0.04%
       Alliance Growth Portfolio..............................  0.00%   0.02%
       MFS Massachusetts Investors Trust......................  0.02%   0.05%
       Putnam Growth: Voyager.................................  0.01    0.04

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
             NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
            ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
            VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
 PERIOD   BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
 ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-----------------------------------------------------------------------------------------------------------------------------
                                                 Blue Chip Growth Portfolio
7/5/00-
1/31/01    $10.00     $ 0.06        $(1.24)        $(1.18)       $(0.03)        $   --         $(0.03)      $ 8.79    (11.82)%
1/31/02      8.79       0.03         (2.20)         (2.17)           --             --             --         6.62    (24.64)
1/31/03      6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76    (27.85)
1/31/04      4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18     30.04
                                                MFS Mid-Cap Growth Portfolio
4/01/99#-
1/31/00    $10.00     $(0.01)       $ 5.84         $ 5.83        $   --         $(0.23)        $(0.23)      $15.60     58.26%
1/31/01     15.60      (0.04)         3.76           3.72            --          (0.33)         (0.33)       18.99     23.97
1/31/02     18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00    (34.93)
1/31/03     10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81    (41.90)
1/31/04      5.81      (0.03)         2.56           2.53            --             --             --         8.34     43.55
                                                 Aggressive Growth Portfolio
1/31/00     15.52         --          8.59           8.59         (0.03)         (1.36)         (1.39)       22.72     60.62
1/31/01     22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
1/31/02     17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
1/31/03      8.84      (0.02)        (2.13)         (2.15)        (0.02)(5)         --          (0.02)        6.67    (24.28)
1/31/04      6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83

--------  -------------------------------------------------------------
            NET      RATIO OF           RATIO OF NET
          ASSETS    EXPENSES TO          INVESTMENT
          END OF      AVERAGE         INCOME (LOSS) TO
 PERIOD   PERIOD        NET             AVERAGE NET           PORTFOLIO
 ENDED    (000S)      ASSETS               ASSETS             TURNOVER
--------  -------------------------------------------------------------
                           Blue Chip Growth Portfolio
7/5/00-
1/31/01   $15,801      0.85%+(3)            1.06%+(3)             81%
1/31/02    29,342      0.85(3)              0.36(3)              125
1/31/03    20,303   0.85(3)                 0.20(3)              103
1/31/04    33,277      0.85(3)              0.19(3)              124
                          MFS Mid-Cap Growth Portfolio
4/01/99#
1/31/00   $81,636      1.15%+(1)(3)        (0.13)%+(1)(3)        108%
1/31/01   367,523      0.82(2)(3)+         (0.20)(2)(3)+         146
1/31/02   280,024      0.82(3)             (0.25)(3)              96
1/31/03   123,948      0.84(3)(4)          (0.48)(3)(4)          164
1/31/04   199,807      0.87(3)(4)          (0.47)(3)(4)           92
                           Aggressive Growth Portfolio
1/31/00   450,073      0.75                 0.02                 131
1/31/01   495,826      0.70                 0.23                 263
1/31/02   293,084      0.75                 0.21                 229
1/31/03   156,449      0.77                (0.24)                150
1/31/04   198,390      0.79                (0.39)                103

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
      Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
 (1) The ratios reflect an expense cap of 1.15% which is net of custody credits (0.02%) or waivers/reimbursements if applicable.
 (2)  Gross of custody credits of 0.01%
 (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                    EXPENSES                                NET INVESTMENT INCOME (LOSS)
                                   -------------------------------------------      ---------------------------------------------
                                   1/00    1/01+      1/02      1/03      1/04      1/00     1/01+      1/02      1/03      1/04
                                   -------------------------------------------      ---------------------------------------------
     Blue Chip Growth............   --%    1.81%      1.16%     0.94%     0.94%       --%    0.10%      0.05%     0.11%      0.10%

                                                  EXPENSES                                NET INVESTMENT INCOME (LOSS)
                                   --------------------------------------      --------------------------------------------------
                                   1/00      1/01    1/02    1/03   1/04+      1/00       1/01       1/02       1/03       1/04+
                                   --------------------------------------      --------------------------------------------------
     MFS Mid-Cap Growth..........  1.19%+    0.82%   0.82%   0.84%  0.87%      (0.17)%+   (0.20)%    (0.25)%    (0.48)%    (0.47)%

 (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                     ------------
                                     1/03    1/04
                                     ------------
     MFS Mid-Cap Growth............  0.02%   0.05%

 (5) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                           International Growth and Income Portfolio
1/31/00      $11.50     $ 0.15        $ 1.97         $ 2.12        $(0.45)        $(0.89)        $(1.34)      $12.28     17.99%
1/31/01       12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51      3.95
1/31/02       12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07    (23.67)
1/31/03        9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15    (20.66)
1/31/04        7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21     44.71
                                                   Global Equities Portfolio
1/31/00       18.61       0.06          4.00           4.06         (0.21)         (1.37)         (1.58)       21.09     23.67
1/31/01       21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53     (9.29)
1/31/02       17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49    (27.72)
1/31/03       10.49       0.02         (2.64)         (2.62)           --             --             --         7.87    (24.98)
1/31/04        7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55     34.39
                                                  Emerging Markets Portfolio
1/31/00      $ 6.22     $(0.03)       $ 4.81         $ 4.78        $   --         $   --         $   --       $11.00     76.86%
1/31/01       11.00      (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81    (26.87)
1/31/02        7.81       0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79    (11.49)
1/31/03        6.79       0.02         (0.74)         (0.72)        (0.02)(2)         --          (0.02)        6.05    (10.63)
1/31/04        6.05       0.10          3.59           3.69            --             --             --         9.74     60.99

----------  -----------------------------------------------------
              NET       RATIO OF       RATIO OF NET
             ASSETS    EXPENSES TO      INVESTMENT
             END OF      AVERAGE     INCOME (LOSS) TO
  PERIOD     PERIOD        NET         AVERAGE NET      PORTFOLIO
  ENDED      (000S)      ASSETS           ASSETS        TURNOVER
----------  -----------------------------------------------------
                  International Growth and Income Portfolio
1/31/00     $253,962      1.21%            1.16%            75%
1/31/01      342,114      1.18             0.95             80
1/31/02      289,084      1.20             0.84            148
1/31/03      177,883      1.22             1.08            264
1/31/04      232,740      1.25(3)          1.41(3)         108
                          Global Equities Portfolio
1/31/00      632,495      0.84             0.30             94
1/31/01      650,067      0.84            (0.15)            93
1/31/02      409,626      0.87             0.14             75
1/31/03      221,301      0.93(3)          0.19(3)          71
1/31/04      248,468      0.95(3)          0.23(3)          83
                         Emerging Markets Portfolio
1/31/00     $102,740      1.90%(1)        (0.41)%(1)       145%
1/31/01       96,507      1.57            (0.22)           125
1/31/02       82,624      1.53             0.51            113
1/31/03       63,377      1.53             0.43            118
1/31/04      104,999      1.66(3)          1.27(3)         112

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
      Total return does include expense reimbursements and expense reductions.
 (1) The ratios reflect an expense cap of 1.90% which is net of custody credits (0.01%) or waiver/reimbursement if applicable.
 (2) Includes a tax return of capital of less than $0.01 per share.
 (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                     ----
                                                     1/04
                                                     ----
     International Growth and Income.............    0.05%
     Global Equities.............................    0.03
     Emerging Markets............................    0.11

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (CLASS 1 SHARES)

                  --    SunAmerica Balanced Portfolio
                  --    Aggressive Growth Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................      7

ACCOUNT INFORMATION.........................................      8

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     10

  Investment Strategies.....................................     10

GLOSSARY....................................................     11

  Investment Terminology....................................     11

  Risk Terminology..........................................     13

MANAGEMENT..................................................     15

  Information about the Investment Adviser and Manager......     15

  Information about the Distributor.........................     15

  Portfolio Management......................................     16

  Custodian, Transfer and Dividend Paying Agent.............     16

FINANCIAL HIGHLIGHTS........................................     17

FOR MORE INFORMATION........................................     18

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, two of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the chart under "More Information About the Portfolios" on page 10, and the glossary that follows on page 11.


                             Q&A
CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that either Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity
  Portfolio                                           securities of high growth companies
                                                      including small and medium sized
                                                      growth companies with market
                                                      capitalizations of $1.5 billion to
                                                      $15 billion
-----------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the chart on page 10 describes various additional risks.

    Risks of Investing in Equity Securities

    The AGGRESSIVE GROWTH PORTFOLIO invests primarily in equity securities. In addition, the SUNAMERICA BALANCED PORTFOLIO invests significantly in equities. As with any equity fund, the value of your investment in either of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for either of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the AGGRESSIVE GROWTH PORTFOLIO.

    Risks of Investing in Bonds

    The SUNAMERICA BALANCED PORTFOLIO may invest significantly in bonds. As with any bond fund, the value of your investment in this Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for this Portfolio may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing Internationally

    Each Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the AGGRESSIVE GROWTH PORTFOLIO.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.28%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                        YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                       15.07%          -1.40%            6.36%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         28.67%          -0.57%            8.59%
-------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.10%           6.62%            7.62%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                            16.89%           2.70%            8.21%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.18%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE   PAST ONE       PAST FIVE          SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)      YEAR           YEARS         INCEPTION(1)
-------------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       28.57%          0.68%             4.91%
-------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  31.06%          0.37%             8.38%
-------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                              SUNAMERICA BALANCED   AGGRESSIVE GROWTH
                                                                   PORTFOLIO            PORTFOLIO
                                                              -------------------   -----------------
                                                                    CLASS 1              CLASS 1
                                                              -------------------   -----------------
Management Fees                                                      0.62%                0.71%
Distribution and/or Service (12b-1) Fees                             0.00%                0.00%
Other Expenses                                                       0.07%                0.08%
Total Annual Portfolio Operating Expenses                            0.69%                0.79%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
SunAmerica Balanced Portfolio.............................   $70      $221      $384       $859
Aggressive Growth Portfolio...............................    81       252       439        978

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Class 1 shares of each Portfolio are subject to distribution fees pursuant to a Rule 12b-1 plan. Each Portfolio may participate in directed brokerage programs whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor"). The Distributor will use the money to pay for expenses designed to promote the sale of shares of each Portfolio. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of the Class 1 shares of each Portfolio. Because these distribution fees are paid for out of directed brokerage, these fees will not increase the cost of your investment or affect your return.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the

Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Each of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 1 shares are subject to distribution fees pursuant to a Rule 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the chart on page 3. The chart below summarizes information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


-----------------------------------------------------------------------------------------------------------------------
                                                    SUNAMERICA
                                                     BALANCED                           AGGRESSIVE GROWTH
-----------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal   - Equity securities:                   - Equity securities:
  investments?                           - common stocks                        - small-cap stocks
                                       - Fixed income securities:               - mid-cap stocks
                                         - U.S. government securities           - convertible securities
                                         - corporate debt instruments           - warrants
                                                                              - Defensive investments
                                                                              - Options and futures
-----------------------------------------------------------------------------------------------------------------------
  What other types of investments or   - Equity securities:                   - Large-cap stocks
  strategies may the Portfolio use to    - small-cap stocks (up to 20%)
  a significant extent?                - Short-term investments
                                       - Defensive investments
                                       - Foreign securities
                                       - Illiquid securities (up to 15%)
-----------------------------------------------------------------------------------------------------------------------
  What other types of investments may  - Options and futures                  - Borrowing for temporary or
  the Portfolio use as part of         - Currency transactions                  emergency purposes
  efficient portfolio management or    - Borrowing for temporary or             (up to 33 1/3%)
  to enhance return?                     emergency purposes (up to 33 1/3%)   - Options and futures
                                       - Securities lending (up to 33 1/3%)   - Illiquid securities
                                                                                (up to 15%)
                                                                              - Short-term investments
-----------------------------------------------------------------------------------------------------------------------
  What additional risks normally       - Market volatility                    - Market volatility
  affect the Portfolio?                - Interest rate fluctuations           - Securities selection
                                       - Credit quality                       - IPO investing
                                       - Currency volatility                  - Illiquidity
                                       - Foreign exposure                     - Interest rate fluctuations
                                       - Derivatives                          - Small and medium sized companies
                                       - Hedging                              - Credit quality
                                                                              - Derivatives
                                                                              - Hedging
                                                                              - Growth stocks
                                                                              - Active trading
                                                                              - Technology sector
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the

       U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2004, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
SunAmerica Balanced Portfolio................            0.62%
Aggressive Growth Portfolio..................            0.71%

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each Portfolio is set forth below in the following table.


---------------------------------------------------------------------------------------------------------------------------
                                                              NAME AND TITLE OF
        PORTFOLIO                    ADVISER               PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        - Fixed Income Investment Team   in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

      ---------------------------------------------------------------------------------------------------------------------

                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                              SunAmerica Balanced Portfolio Class 1
      1/31/00      $17.24      $ 0.36        $ 1.80         $ 2.16        $(0.12)        $(0.22)        $(0.34)      $19.06
      1/31/01       19.06        0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64
      1/31/02       17.64        0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02
      1/31/03       14.02        0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      1/31/04       11.59        0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
                                               Aggressive Growth Portfolio Class 1
      1/31/00       15.52          --          8.59           8.59         (0.03)         (1.36)         (1.39)       22.72
      1/31/01       22.72        0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72
      1/31/02       17.72        0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84
      1/31/03        8.84       (0.02)        (2.13)         (2.15)        (0.02)(1)         --          (0.02)        6.67
      1/31/04        6.67       (0.03)         2.22           2.19            --             --             --         8.86

      ----------  ------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO    INCOME TO
                              END OF      AVERAGE       AVERAGE
        PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                             SunAmerica Balanced Portfolio Class 1
      1/31/00       12.76%   $509,054     0.66%           2.01%         197%
      1/31/01       (5.88)    575,039      0.64           1.87          333
      1/31/02      (15.86)    471,194      0.66           2.00          322
      1/31/03      (14.95)    310,531      0.68           1.91          611
      1/31/04       18.51     318,419      0.69           1.45          186
                              Aggressive Growth Portfolio Class 1
      1/31/00       60.62     450,073      0.75           0.02          131
      1/31/01      (14.88)    495,826      0.70           0.23          263
      1/31/02      (31.71)    293,084      0.75           0.21          229
      1/31/03      (24.28)    156,449      0.77          (0.24)         150
      1/31/04       32.83     198,390      0.79          (0.39)         103

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
   (1) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (Class 2 Shares)

                  --    Davis Venture Value Portfolio
                  --    Alliance Growth Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Technology Portfolio
                  --    Global Equities Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     11

ACCOUNT INFORMATION.........................................     13

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     15

  Investment Strategies.....................................     15

GLOSSARY....................................................     17

  Investment Terminology....................................     17

  Risk Terminology..........................................     19

MANAGEMENT..................................................     22

  Information about the Investment Adviser and Manager......     22

  Information about the Subadvisers.........................     22

  Information about the Distributor.........................     23

  Portfolio Management......................................     24

  Custodian, Transfer and Dividend Paying Agent.............     25

FINANCIAL HIGHLIGHTS........................................     26

FOR MORE INFORMATION........................................     27

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, five of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 15, and the glossary that follows on page 17.


                             Q&A
"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  MFS Massachusetts        reasonable current         invests primarily in equity
  Investors Trust          income and long-term       securities
  Portfolio                growth of capital and
                           income
-----------------------------------------------------------------------------------------------
  Technology Portfolio     long-term capital          invests, under normal circumstances,
                           appreciation               at least 80% of net assets in equity
                                                      securities that demonstrate the
                                                      potential for capital appreciation,
                                                      issued by companies the Subadviser
                                                      believes are positioned to benefit
                                                      from involvement in technology and
                                                      technology-related industries
                                                      worldwide
-----------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the
                                                      potential for appreciation and
                                                      engages in transactions in foreign
                                                      currencies; under normal
                                                      circumstances, at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
-----------------------------------------------------------------------------------------------


Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 15 describe various additional risks.

    Risks of Investing in Equity Securities

    All of the Portfolios invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the ALLIANCE GROWTH, MFS MID-CAP GROWTH and TECHNOLOGY PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the DAVIS VENTURE VALUE PORTFOLIO.

    Risks of Investing in Junk Bonds

    The MFS MID-CAP GROWTH may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing Internationally

    All of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios and are primary risks of the GLOBAL EQUITIES PORTFOLIO.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The MFS MID-CAP GROWTH and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the ALLIANCE GROWTH and TECHNOLOGY PORTFOLIOS.

    Risks of Investing in "Non-Diversified" Portfolios

    The MFS MID-CAP GROWTH is organized as a "non-diversified" Portfolio. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, the Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the TECHNOLOGY PORTFOLIO.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*
                                  (BAR CHART)

                                                                     DAVIS VENTURE VALUE PORTFOLIO
                                                                     -----------------------------
2002                                                                            -16.86
2003                                                                             32.89

During the period shown in the bar chart, the highest return for a quarter was 18.64% (quarter ended 06/30/03) and the lowest return for a quarter was -13.17% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.27%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 2                         32.89%          3.12%
--------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                           28.67%         -1.37%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 2 shares of the Portfolio is July 9, 2001. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*
                                  (BAR CHART)

                                                                       ALLIANCE GROWTH PORTFOLIO
                                                                       -------------------------
2002                                                                            -31.39
2003                                                                             25.61

During the period shown in the bar chart, the highest return for a quarter was 12.49% (quarter ended 06/30/03) and the lowest return for a quarter was -16.34% (quarter ended 06/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.51%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 2                             25.61%         -5.72%
--------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(2)                               29.75%         -4.25%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 2 shares of the Portfolio is July 9, 2001.

(2) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*

                                  (BAR CHART)

                                                                     MFS MID-CAP GROWTH PORTFOLIO
                                                                     ----------------------------
2002                                                                            -47.21
2003                                                                             37.02

During the period shown in the bar chart, the highest return for a quarter was 18.02% (quarter ended 06/30/03) and the lowest return for a quarter was -34.49% (quarter ended 06/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 6.69%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio Class 2                          37.02%       -16.62%
--------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                             42.71%         0.62%
--------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                      47.25%         7.17%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 2 shares of the Portfolio is July 9, 2001. The inception return for the comparative index is as of the inception date month end.

(2) Effective May 3, 2004, the Portfolio has selected the Russell Midcap(R) Growth Index for performance comparisons. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*

                                  (BAR CHART)

                                                                     TECHNOLOGY PORTFOLIO CLASS 2
                                                                     ----------------------------
2002                                                                            -49.29
2003                                                                             50.28

During the period shown in the bar chart, the highest return for a quarter was 22.78% (quarter ended 06/30/02) and the lowest return for a quarter was -33.86% (quarter ended 06/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was -1.12%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE        SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR      INCEPTION(1)
---------------------------------------------------------------------------------------
 Technology Portfolio Class 2                                  50.28%         -15.11%
---------------------------------------------------------------------------------------
 Nasdaq(R) Composite Index(2)                                  50.77%          -0.03%
---------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 2 shares of the Portfolio is July 9, 2001. The since inception return for the comparative index is as of the inception date month end.

(2) The Nasdaq(R) Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks on The Nasdaq Stock Market.

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*
                                  (BAR CHART)

                                                                       GLOBAL EQUITIES PORTFOLIO
                                                                       -------------------------
2002                                                                            -26.99
2003                                                                             26.34

During the period shown in the bar chart, the highest return for a quarter was 15.05% (quarter ended 06/30/03) and the lowest return for a quarter was -20.69% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.98%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 Global Equities Portfolio Class 2                             26.34%        -4.05%
--------------------------------------------------------------------------------------
 MSCI World Index(SM) (2)                                      33.11%         0.73%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 2 shares of the Portfolio is July 9, 2001. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                               DAVIS VENTURE       ALLIANCE GROWTH        MFS MID-CAP
                                                              VALUE PORTFOLIO         PORTFOLIO         GROWTH PORTFOLIO
                                                              ---------------      ---------------      ----------------
                                                                  CLASS 2              CLASS 2              CLASS 2
                                                              ---------------      ---------------      ----------------
Management Fees                                                    0.72%                0.61%                 0.75%
Distribution and/or Service (12b-1) Fees(1)                        0.15%                0.17%                 0.20%
Other Expenses                                                     0.05%                0.05%                 0.07%
Total Annual Portfolio Operating Expenses(1)                       0.92%                0.83%                 1.02%

                                                                TECHNOLOGY         GLOBAL EQUITIES
                                                                 PORTFOLIO            PORTFOLIO
                                                              ---------------      ----------------
                                                                  CLASS 2              CLASS 2
                                                              ---------------      ----------------
Management Fees                                                    1.20%                 0.78%
Distribution and/or Service (12b-1) Fees(1)                        0.23%                 0.18%
Other Expenses                                                     0.21%                 0.14%
Total Annual Portfolio Operating Expenses(1)                       1.64%                 1.10%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's distribution and/or service fees has been reduced. "Distribution and/or Service (12b-1) Fees" do not take into account this expense reduction and are therefore higher than the actual distribution fee of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" would have been as follows:

                                                       CLASS 2
                                                       -------
    Alliance Growth Portfolio                            .81%
    MFS Mid-Cap Growth Portfolio                         .97%
    Technology Portfolio                                1.56%
    Global Equity Portfolio                             1.07%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Davis Venture Value Portfolio.............................   $ 94     $293      $509      $1,131
Alliance Growth Portfolio*................................     85      265       460       1,025
MFS Mid-Cap Growth Portfolio*.............................    104      325       563       1,248
Technology Portfolio*.....................................    167      517       892       1,944
Global Equities Portfolio*................................    112      350       606       1,340

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from directed brokerage arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Alliance Growth Portfolio.................................   $ 83     $259      $450      $1,002
Technology Portfolio......................................    159      493       850       1,856
Global Equities Portfolio.................................    109      340       590       1,306

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 2 shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 2 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 1 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION AND SERVICE (12B-1) PLAN

Class 2 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of the Class 2 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 shares. Because these fees are paid out of each Portfolio's Class 2 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class 2 shares of each Portfolio are also subject to distribution fees pursuant to a Rule 12b-1 plan. Each Portfolio may participate in directed brokerage programs whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor"). The Distributor will use the money to pay for expenses designed to promote the sale of shares of each Portfolio. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of the Class 2 shares of each Portfolio. Because these distribution fees are paid for out of directed brokerage, these fees will not increase the cost of your investment or affect your return.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 shares are subject to service and distribution fees pursuant to a Rule 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the chart on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


------------------------------------------------------------------------------------------------------------------------
                         DAVIS VENTURE                          MFS MID-CAP
                             VALUE         ALLIANCE GROWTH        GROWTH           TECHNOLOGY       GLOBAL EQUITIES
------------------------------------------------------------------------------------------------------------------------
  What are the         - Equity           - Equity           - Equity           - Equity           - Equity
  Portfolio's            securities:        securities:        securities:        securities:        securities:
  principal              - large-cap        - large-cap        - common stocks    - large-cap        - large-cap
  investments?             stocks             stocks           - mid-cap            stocks             stocks
                                                                 stocks           - mid-cap          - mid-cap
                                                               - convertible        stocks             stocks
                                                                 securities       - small-cap      - Foreign
                                                             - Fixed income         stocks           securities
                                                               securities:
                                                               - preferred
                                                                 stocks
                                                             - Foreign
                                                               securities:
                                                               - depositary
                                                                 receipts
------------------------------------------------------------------------------------------------------------------------
  What other types of  - Mid-cap stocks   - Foreign          - Foreign          - Foreign          N/A
  investments or       - Foreign            securities         securities         securities
  strategies may the     securities         (up to 25%)        (up to 20%)
  Portfolio use to a                                         - Junk bonds
  significant extent?                                          (up to 10%)
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                         DAVIS VENTURE                          MFS MID-CAP
                             VALUE         ALLIANCE GROWTH        GROWTH           TECHNOLOGY       GLOBAL EQUITIES
------------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term       - Short-term       - Warrants         - Warrants         - Short-term
  investments may the    investments        investments      - Rights           - Rights             investments
  Portfolio use as     - Defensive        - Defensive        - Corporate debt   - Illiquid         - Currency
  part of efficient      investments        investments        instruments        securities         transactions
  portfolio            - U.S. government  - Borrowing for    - U.S. Government    (up to 15%)      - Defensive
  management or to       securities         temporary or       securities       - Options and        investments
  enhance return?                           emergency        - Zero-coupon,       futures          - Borrowing for
                                            purposes           deferred                              temporary or
                                            (up to 33 1/3%)    interest and                          emergency
                                          - Options and        PIK bonds                             purposes (up to
                                            futures          - Short sales                           33 1/3%)
                                                             - When issued and                     - Options and
                                                              delayed-delivery                       futures
                                                               transactions
                                                             - Options and
                                                               futures
                                                             - Currency
                                                               transactions
                                                             - Forward
                                                               commitments
                                                             - Registered
                                                               investment
                                                               companies
                                                             - Short-term
                                                               investments
                                                             - Securities
                                                               lending
                                                               (up to 33 1/3%)
                                                             - Variable and
                                                               floating rate
                                                               obligations
------------------------------------------------------------------------------------------------------------------------
  What additional      - Market           - Market           - Market           - Market           - Market
  risks normally         volatility         volatility         volatility         volatility         volatility
  affect the           - Securities       - Securities       - Securities       - Securities       - Securities
  Portfolio?             selection          selection          selection          selection          selection
                                          - Active trading   - Medium sized     - Technology       - Active trading
                                          - Growth stocks      companies          sector           - Currency
                                                             - Foreign          - IPO investing      volatility
                                                               exposure         - Derivatives      - Foreign
                                                             - Emerging         - Active trading     exposure
                                                               markets          - Growth stocks    - Growth stocks
                                                             - Growth stocks    - Foreign          - Derivatives
                                                             - Non-diversified    exposure         - Hedging
                                                               status           - Small and        - Emerging
                                                             - Active trading     medium sized       markets
                                                             - Credit quality     companies
                                                                                - Hedging
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED

INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2004, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
Davis Venture Value Portfolio................            0.72%
Alliance Growth Portfolio....................            0.61%
MFS Mid-Cap Growth Portfolio.................            0.75%
Technology Portfolio.........................            1.20%
Global Equities Portfolio....................            0.78%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2003, Alliance had approximately $475 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2003, Davis had approximately $46 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2003, MFS had approximately $140 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2003, MSIM Inc. together with its affiliated asset management companies had approximately $421 billion in assets under management with approximately $156.1 billion in institutional assets.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each Portfolio is set forth below in the following table.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.
                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - James G. Reilly                Mr. Reilly joined Alliance
 Portfolio                                                Executive Vice President and   Capital in 1984 as a research
                                                          Head of Large Cap Growth       analyst. He became a portfolio
                                                          Team                           manager in 1993, was promoted
                                                                                         to Executive Vice President in
                                                                                         1999, and became the Large Cap
                                                                                         Growth Team Leader in 2003.
                                                        - Scott Wallace                  Mr. Wallace joined Alliance
                                                          Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         - Eric B. Fischman               Mr. Fischman joined MFS as a
 Portfolio                                                Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000.
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001.
---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio       Van Kampen                  Large Cap Growth Team and
                                                        Small Mid Cap Growth Team
                                                        Current members include:
                                                        - Alexander L. Umansky           Mr. Umansky joined MSIM Inc.
                                                          Executive Director and         as a compliance analyst in
                                                          Portfolio Manager              1994 and has been a Portfolio
                                                                                         Manager since 1998. From 1996
                                                                                         to 1998 he was a research
                                                                                         analyst in MSIM Inc.'s
                                                                                         Institutional Equity Group
                                                                                         focusing primarily on
                                                                                         technology.
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    - Stephen Beinhacker             Mr. Beinhacker joined the
 Portfolio                                                Senior Vice President and      company in 1992 as Director of
                                                          Portfolio Manager              International Quantitative
                                                                                         Stock Analysis and portfolio
                                                                                         manager. He was promoted to
                                                                                         Senior Vice President in 1998.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 2 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

      --------------------------------------------------------------------------------------------------------------------

                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 2
      7/9/01@-
      1/31/02      $26.21     $ 0.05        $(1.57)        $(1.52)       $(0.12)        $(4.00)        $(4.12)      $20.57
      1/31/03       20.57       0.12         (3.39)         (3.27)        (0.10)           --           (0.10)       17.20
      1/31/04       17.20       0.17          6.47           6.64         (0.15)           --           (0.15)       23.69
                                               Alliance Growth Portfolio Class 2
      7/9/01@
      1/31/02       22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40
      1/31/03       19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52
      1/31/04       13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82
                                              MFS Mid-Cap Growth Portfolio Class 2
      7/9/01@
      1/31/02       15.37      (0.04)        (2.96)         (3.00)           --          (2.38)         (2.38)        9.99
      1/31/03        9.99      (0.03)        (4.16)         (4.19)           --             --             --         5.80
      1/31/04        5.80      (0.04)         2.54           2.50            --             --             --         8.30
                                                  Technology Portfolio Class 2
      7/9/01@-
      1/31/02        4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42
      1/31/03        3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      1/31/04        1.79      (0.03)         1.07           1.04            --             --             --         2.83
                                               Global Equities Portfolio Class 2
      7/9/01@-
      1/31/02       13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48
      1/31/03       10.48         --         (2.63)         (2.63)           --             --             --         7.85
      1/31/04        7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51

      ----------  -------------------------------------------------------------
                                                       RATIO OF NET
                                NET       RATIO OF      INVESTMENT
                               ASSETS    EXPENSES TO    INCOME TO
                               END OF      AVERAGE       AVERAGE
        PERIOD     TOTAL       PERIOD        NET           NET        PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS         ASSETS      TURNOVER
      ----------  -------------------------------------------------------------
                              Davis Venture Value Portfolio Class 2
      7/9/01@-
      1/31/02       (5.48)%   $ 33,826      0.92%+         0.43%+         30%
      1/31/03      (15.88)      95,566      0.90           0.69           17
      1/31/04       38.68      176,392      0.92           0.84           13
                                Alliance Growth Portfolio Class 2
      7/9/01@
      1/31/02       (4.67)      20,918     0.81+          (0.10)+         86
      1/31/03      (30.17)      42,038      0.80(1)        0.07(1)        51
      1/31/04       31.94       67,731      0.83(1)        0.10(1)        63
                              MFS Mid-Cap Growth Portfolio Class 2
      7/9/01@
      1/31/02      (19.67)      11,418      0.98+(2)   (0.61)+(2)         96
      1/31/03      (41.94)      25,369      1.00(1)       (0.55)(1)      164
      1/31/04       43.10       53,167      1.02(1)       (0.63)(1)       92
                                  Technology Portfolio Class 2
      7/9/01@-
      1/31/02      (15.35)       2,312      1.60+         (1.46)+        109
      1/31/03      (47.66)       4,272      1.66(1)       (1.51)(1)      135
      1/31/04       58.10       13,164      1.64(1)       (1.46)(1)      123
                                Global Equities Portfolio Class 2
      7/9/01@-
      1/31/02       (8.38)       3,562     1.05+          (0.33)+         75
      1/31/03      (25.10)       9,083      1.08(1)        0.00(1)        71
      1/31/04       34.04       13,903      1.10(1)        0.06(1)        83

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Alliance Growth Portfolio Class 2......................  0.01%   0.02%
       MFS Mid-Cap Growth Class 2.............................  0.03    0.05
       Technology Class 2.....................................  0.03    0.08
       Global Equities Class 2................................  0.01    0.03

   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                     EXPENSES                              NET INVESTMENT INCOME (LOSS)
                                     -----------------------------------------   ------------------------------------------------
                                     1/00    1/01     1/02      1/03     1/04+   1/00       1/01     1/02       1/03       1/04+
                                     -----------------------------------------   ------------------------------------------------
       MFS Mid-Cap Growth Class
        2..........................   --      --      0.95%+    1.00%    1.02%      --        --     (0.61)%+   (0.55)%    (0.63)%

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (Class 3 Shares)

                  --    Alliance Growth Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Technology Portfolio
                  --    Global Equities Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     10

ACCOUNT INFORMATION.........................................     12

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     14

  Investment Strategies.....................................     14

GLOSSARY....................................................     16

  Investment Terminology....................................     16

  Risk Terminology..........................................     18

MANAGEMENT..................................................     20

  Information about the Investment Adviser and Manager......     20

  Information about the Subadvisers.........................     20

  Information about the Distributor.........................     21

  Portfolio Management......................................     22

  Custodian, Transfer and Dividend Paying Agent.............     23

FINANCIAL HIGHLIGHTS........................................     24

FOR MORE INFORMATION........................................     26

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, four of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 14, and the glossary that follows on page 16.


                             Q&A
"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-----------------------------------------------------------------------------------------------
  Technology Portfolio     long-term capital          invests, under normal circumstances,
                           appreciation               at least 80% of net assets in equity
                                                      securities that demonstrate the
                                                      potential for capital appreciation,
                                                      issued by companies the Subadviser
                                                      believes are positioned to benefit
                                                      from involvement in technology and
                                                      technology-related industries
                                                      worldwide
-----------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the
                                                      potential for appreciation and
                                                      engages in transactions in foreign
                                                      currencies; under normal
                                                      circumstances, at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
-----------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 14 describe various additional risks.

    Risks of Investing in Equity Securities

    The ALLIANCE GROWTH, MFS MID-CAP GROWTH, TECHNOLOGY, and GLOBAL EQUITIES PORTFOLIOS invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the ALLIANCE GROWTH, MFS MID-CAP GROWTH and TECHNOLOGY PORTFOLIOS.

    Risks of Investing in Junk Bonds

    The MFS MID-CAP GROWTH PORTFOLIO may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing Internationally

    All of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios and are primary risks of the GLOBAL EQUITIES PORTFOLIO.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The GLOBAL EQUITIES PORTFOLIO may invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the ALLIANCE GROWTH and TECHNOLOGY PORTFOLIOS.

    Risks of Investing in "Non-Diversified" Portfolios

    The MFS MID-CAP GROWTH PORTFOLIO is organized as "non-diversified" Portfolio. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the TECHNOLOGY PORTFOLIO.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*
(BAR CHART)

                                                                   ALLIANCE GROWTH PORTFOLIO CLASS 3
                                                                   ---------------------------------
2003                                                                             25.52

During the period shown in the bar chart, the highest return for a quarter was 12.50% (quarter ended 06/30/03) and the lowest return for a quarter was -0.86% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.51%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 3                             25.52%         18.44%
--------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(2)                               29.75%         30.11%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 3 is September 30, 2002.

(2) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*
(BAR CHART)

                                                                 MFS MID-CAP GROWTH PORTFOLIO CLASS 3
                                                                 ------------------------------------
2003                                                                             36.85

During the period shown in the bar chart, the highest return for a quarter was 18.23% (quarter ended 06/30/03) and the lowest return for a quarter was -0.35% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 6.70%.

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio Class 3                          36.85%         34.17%
--------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                             42.71%         42.48%
--------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                      47.25%         42.88%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 3 is September 30, 2002.

(2) Effective May 3, 2004, the Portfolio has selected the Russell Midcap(R) Growth Index for performance comparisons. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*
(BAR CHART)

                                                                     TECHNOLOGY PORTFOLIO CLASS 3
                                                                     ----------------------------
2003                                                                             50.28

During the period shown in the bar chart, the highest return for a quarter was 22.78% (quarter ended 06/30/03) and the lowest return for a quarter was 0.56% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was -1.49%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 Technology Portfolio Class 3                                  50.28%         56.78%
--------------------------------------------------------------------------------------
 Nasdaq(R) Composite Index(2)                                  50.77%         54.20%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The Nasdaq(R) Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks on The Nasdaq Stock Market.

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*
(BAR CHART)

                                                                   GLOBAL EQUITIES PORTFOLIO CLASS 3
                                                                   ---------------------------------
2003                                                                             26.18

During the period shown in the bar chart, the highest return for a quarter was 14.80% (quarter ended 06/30/03) and the lowest return for a quarter was -4.04% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.88%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE      SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR      INCEPTION
-----------------------------------------------------------------------------------
 Global Equities Portfolio Class 3                             26.18%       25.40%
-----------------------------------------------------------------------------------
 MSCI World Index(SM) (2)                                      33.11%       33.27%
-----------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on Class 3 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                               ALLIANCE GROWTH         MFS MID-CAP
                                                                  PORTFOLIO          GROWTH PORTFOLIO
                                                              -----------------      ----------------
                                                                   CLASS 3               CLASS 3
                                                              -----------------      ----------------
Management Fees                                                     0.61%                  0.75%
Distribution and/or Service (12b-1) Fees(1)                         0.27%                  0.30%
Other Expenses                                                      0.06%                  0.07%
Total Annual Portfolio Operating Expenses(1)                        0.94%                  1.12%

                                                                 TECHNOLOGY          GLOBAL EQUITIES
                                                                  PORTFOLIO             PORTFOLIO
                                                              -----------------      ----------------
                                                                   CLASS 3               CLASS 3
                                                              -----------------      ----------------
Management Fees                                                     1.20%                  0.78%
Distribution and/or Service (12b-1) Fees(1)                         0.33%                  0.28%
Other Expenses                                                      0.19%                  0.14%
Total Annual Portfolio Operating Expenses(1)                        1.72%                  1.20%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's distribution and/or service fees has been reduced. "Distribution and/or Service (12b-1) Fees" do not take into account this expense reduction and are therefore higher than the actual distribution fee of the portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 3 would have been as follows:

                                            CLASS 3
                                            -------
Alliance Growth Portfolio                    0.92%
MFS Mid-Cap Growth Portfolio                 1.07%
Technology Portfolio                         1.64%
Global Equities Portfolio                    1.17%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Alliance Growth Portfolio*................................   $ 96     $300      $520      $1,155
MFS Mid-Cap Growth Portfolio*.............................    114      356       617       1,363
Technology Portfolio*.....................................    175      542       933       2,030
Global Equities Portfolio*................................    122      381       660       1,455

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from directed brokerage arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Alliance Growth Portfolio.................................   $ 94     $293      $509      $1,131
MFS Mid-Cap Growth Portfolio..............................    109      340       590       1,306
Technology Portfolio......................................    167      517       892       1,944
Global Equities Portfolio.................................    119      372       644       1,420

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 3 shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 1 and Class 2 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION AND SERVICE (12B-1) PLAN

Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such Class 3 shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 3 shares. Because these fees are paid out of each Portfolio's Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class 3 shares of each Portfolio are subject to distribution fees pursuant to a Rule 12b-1 plan. Each Portfolio may participate in directed brokerage programs whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor"). The Distributor will use the money to pay for expenses designed to promote the sale of shares of each Portfolio. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of Class 3 shares of each Portfolio. Because these distribution fees are paid for out of directed brokerage, these fees will not increase the cost of your investment or affect your return.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 3 shares are subject to service and distribution fees pursuant to a Rule 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the chart on page 3. The chart below summarizes information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


----------------------------------------------------------------------------------------------------------------------
                           ALLIANCE GROWTH      MFS MID-CAP GROWTH         TECHNOLOGY           GLOBAL EQUITIES
----------------------------------------------------------------------------------------------------------------------
  What are the          - Equity securities:   - Equity securities:   - Equity securities:   - Equity securities:
  Portfolio's             - large-cap stocks     - common stocks        - large-cap stocks     - large-cap stocks
  principal                                      - mid-cap stocks       - mid-cap stocks       - mid-cap stocks
  investments?                                   - convertible          - small-cap stocks   - Foreign securities
                                                   securities
                                               - Fixed income
                                                 securities:
                                                 - preferred stocks
                                               - Foreign securities:
                                                 - depositary
                                                   receipts
----------------------------------------------------------------------------------------------------------------------
  What other types of   - Foreign securities   - Foreign securities   - Foreign securities   N/A
  investments or          (up to 25%)            (up to 20%)
  strategies may the                           - Junk bonds
  Portfolio use to a                             (up to 10%)
  significant extent?
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                           ALLIANCE GROWTH      MFS MID-CAP GROWTH         TECHNOLOGY           GLOBAL EQUITIES
----------------------------------------------------------------------------------------------------------------------
  What other types of   - Short-term           - Warrants             - Warrants             - Short-term
  investments may the     investments          - Rights               - Rights                 investments
  Portfolio use as      - Defensive            - Corporate debt       - Illiquid securities  - Currency
  part of efficient       investments            instruments            (up to 15%)            transactions
  portfolio management  - Borrowing for        - U.S. Government      - Options and futures  - Defensive
  or to enhance           temporary or           securities                                    investments
  return?                 emergency purposes   - Zero-coupon,                                - Borrowing for
                          (up to 33 1/3%)        deferred interest                             temporary or
                        - Options and futures    and PIK bonds                                 emergency purposes
                                               - Short sales                                   (up to 33 1/3%)
                                               - When issued and                             - Options and futures
                                                 delayed-delivery
                                                 transactions
                                               - Options and futures
                                               - Currency
                                                 transactions
                                               - Forward commitments
                                               - Registered
                                                 investment
                                                 companies
                                               - Short-term
                                                 investments
                                               - Securities lending
                                                 (up to 33 1/3%)
                                               - Variable and
                                                 floating rate
                                                 obligations
----------------------------------------------------------------------------------------------------------------------
  What additional       - Market volatility    - Market volatility    - Market volatility    - Market volatility
  risks normally        - Securities           - Securities           - Securities           - Securities
  affect the              selection              selection              selection              selection
  Portfolio?            - Active trading       - Medium sized         - Technology sector    - Active trading
                        - Growth stocks          companies            - IPO investing        - Currency volatility
                        - Large cap companies  - Foreign exposure     - Derivatives          - Foreign exposure
                                               - Emerging markets     - Active trading       - Growth stocks
                                               - Growth stocks        - Growth stocks        - Derivatives
                                               - Non-diversified      - Foreign exposure     - Hedging
                                                 status               - Small and medium     - Emerging markets
                                               - Active trading         sized companies
                                               - Credit quality       - Hedging
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the

       U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2004, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
Alliance Growth Portfolio....................            0.61%
MFS Mid-Cap Growth Portfolio.................            0.75%
Technology Portfolio.........................            1.20%
Global Equities Portfolio....................            0.78%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2003, Alliance had approximately $475 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2003, MFS had approximately $140 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name

"VAN KAMPEN." As of December 31, 2003, MSIM Inc. together with its affiliated asset management companies had approximately $421 billion in assets under management with approximately $156.1 billion in institutional assets.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each Portfolio is set forth below in the following table.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - James G. Reilly                Mr. Reilly joined Alliance
 Portfolio                                                Executive Vice President and   Capital in 1984 as a research
                                                          Head of Large Cap Growth       analyst. He became a portfolio
                                                          Team                           manager in 1993, was promoted
                                                                                         to Executive Vice President in
                                                                                         1999, and became the Large Cap
                                                                                         Growth Team Leader in 2003.
                                                        - Scott Wallace                  Mr. Wallace joined Alliance
                                                          Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         - Eric B. Fischman               Mr. Fischman joined MFS as a
 Portfolio                                                Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000.
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio       Van Kampen                  Large Cap Growth Team and        Mr. Umansky joined MSIM Inc.
                                                        Small Mid Cap Growth Team        as a compliance analyst in
                                                        Current members include:         1994 and has been a Portfolio
                                                                                         Manager since 1998. From 1996
                                                        - Alexander L. Umansky           to 1998 he was a research
                                                         Executive Director and          analyst in MSIM Inc.'s
                                                        Portfolio Manager                Institutional Equity Group
                                                                                         focusing primarily on
                                                                                         technology.
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    - Stephen Beinhacker             Mr. Beinhacker joined the
 Portfolio                                                Senior Vice President and      company in 1992 as Director of
                                                          Portfolio Manager              International Quantitative
                                                                                         Stock Analysis and portfolio
                                                                                         manager. He was promoted to
                                                                                         Senior Vice President in 1998.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 3 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 3
      9/30/02@
      1/31/03     $14.17     $ 0.01        $(0.67)        $(0.66)       $   --         $   --         $   --       $13.51
      1/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80
                                             MFS Mid-Cap Growth Portfolio Class 3
      9/30/02@-
      1/31/03       5.47      (0.01)         0.33           0.32            --             --             --         5.79
      1/31/04       5.79      (0.05)         2.55           2.50            --             --             --         8.29

      ---------  ---------------------------------------------------------------------
                                NET        RATIO OF       RATIO OF NET
                               ASSETS     EXPENSES TO      INVESTMENT
                               END OF       AVERAGE     INCOME (LOSS) TO
       PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED    RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ---------  ---------------------------------------------------------------------
                                   Alliance Growth Portfolio Class 3
      9/30/02@
      1/31/03       (4.66)%  $    2,490      0.88%+(1)        0.19%+(1)          51%
      1/31/04       31.85        27,900      0.94(1)         (0.07)(1)           63
                                 MFS Mid-Cap Growth Portfolio Class 3
      9/30/02@-
      1/31/03        5.85         2,406      1.04+(1)(2) (0.35)+(1)(2)          164
      1/31/04       43.18        32,377      1.12(1)(2) (0.77)(1)(2)             92

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Alliance Growth Portfolio Class 3......................  0.02%   0.02%
       MFS Mid-Cap Growth Class 3.............................  0.02    0.05

   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                     EXPENSES                              NET INVESTMENT INCOME (LOSS)
                                     -----------------------------------------   ------------------------------------------------
                                     1/00    1/01     1/02      1/03     1/04+   1/00       1/01     1/02       1/03       1/04+
                                     -----------------------------------------   ------------------------------------------------
       MFS Mid-Cap Growth Class
        3..........................   --      --        --      1.04%+   1.12%      --        --       --       (0.35)%+   (0.77)%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                  Technology Portfolio Class 3
      9/30/02@-
      1/31/03      $ 1.53     $(0.01)       $ 0.27         $ 0.26        $   --         $   --         $   --       $ 1.79
      1/31/04        1.79      (0.03)         1.06           1.03            --             --             --         2.82
                                               Global Equities Portfolio Class 3
      9/30/02@-
      1/31/03        7.76      (0.01)         0.09           0.08            --             --             --         7.84
      1/31/04        7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                       Technology Portfolio Class 3
      9/30/02@-
      1/31/03     $ 16.99    $   360       1.66%+(1)          (1.52)%+(1)          135%
      1/31/04       57.54      6,641       1.72(1)            (1.56)(1)            123
                                     Global Equities Portfolio Class 3
      9/30/02@-
      1/31/03        1.03        265       1.16+(1)           (0.30)+(1)            71
      1/31/04       34.05      3,387       1.20(1)            (0.14)(1)             83

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Technology Class 3.....................................  0.04%   0.08%
       Global Equities Class 3................................  0.02    0.03

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                     (CLASS 1, CLASS 2 AND CLASS 3 SHARES)

                  --    Cash Management Portfolio
                  --    Corporate Bond Portfolio
                  --    Global Bond Portfolio
                  --    High-Yield Bond Portfolio
                  --    Worldwide High Income Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    MFS Total Return Portfolio
                  --    Telecom Utility Portfolio
                  --    Growth-Income Portfolio
                  --    Federated American Leaders Portfolio
                  --    Davis Venture Value Portfolio
                  --    "Dogs" of Wall Street Portfolio
                  --    Alliance Growth Portfolio
                  --    Goldman Sachs Research Portfolio
                  --    MFS Massachusetts Investors Trust Portfolio
                  --    Putnam Growth: Voyager Portfolio
                  --    Blue Chip Growth Portfolio
                  --    Real Estate Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    Growth Opportunities Portfolio
                  --    Marsico Growth Portfolio
                  --    Technology Portfolio
                  --    Small & Mid Cap Value Portfolio
                  --    International Growth and Income Portfolio
                  --    Global Equities Portfolio
                  --    International Diversified Equities Portfolio
                  --    Emerging Markets Portfolio
                  --    Foreign Value Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     40

ACCOUNT INFORMATION.........................................     47

ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND
  GOLDMAN SACHS RESEARCH PORTFOLIOS.........................     50

  Investment Strategy for the "Dogs" of Wall Street
     Portfolio..............................................     50

  Investment Strategy for the Goldman Sachs Research
     Portfolio..............................................     50

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     51

  Investment Strategies.....................................     51

GLOSSARY....................................................     61

  Investment Terminology....................................     61

  Risk Terminology..........................................     65

MANAGEMENT..................................................     68

  Information about the Investment Adviser and Manager......     68

  Information about the Subadvisers.........................     69

  Information about the Distributor.........................     70

  Portfolio Management......................................     71

  Custodian, Transfer and Dividend Paying Agent.............     85

FINANCIAL HIGHLIGHTS........................................     86

FOR MORE INFORMATION........................................    101

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, twenty-nine of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 51, and the glossary that follows on page 61.


                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

"HIGH QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  Corporate Bond           high total return with     invests, under normal circumstances,
  Portfolio                only moderate price risk   at least 80% of net assets in fixed
                                                      income securities, but invests
                                                      primarily in investment grade fixed
                                                      income securities; may invest up to
                                                      35% in fixed income securities rated
                                                      below investment grade
-----------------------------------------------------------------------------------------------
  Global Bond Portfolio    high total return,         invests, under normal circumstances,
                           emphasizing current        at least 80% of net assets in high
                           income and, to a lesser    quality fixed income securities of
                           extent, capital            U.S. and foreign issuers and
                           appreciation               transactions in foreign currencies
-----------------------------------------------------------------------------------------------
  High-Yield Bond          high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in
                           appreciation               intermediate and long-term corporate
                                                      obligations, emphasizing high-yield,
                                                      high-risk fixed income securities
                                                      (junk bonds) with a primary focus on
                                                      "B" rated high-yield bonds
-----------------------------------------------------------------------------------------------
  Worldwide High Income    high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in high
                           appreciation               income securities of issuers located
                                                      throughout the world
-----------------------------------------------------------------------------------------------

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.



-----------------------------------------------------------------------------------------------
                            BALANCED OR ASSET ALLOCATION PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  MFS Total Return         reasonable current         invests primarily in common stocks
  Portfolio                income, long-term          and fixed income securities, with an
                           capital growth and         emphasis on income-producing
                           conservation of capital    securities that appear to have some
                                                      potential for capital enhancement
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Telecom Utility          high current income and    invests, under normal circumstances,
  Portfolio                moderate capital           at least 80% of net assets in equity
                           appreciation               and debt securities of utility
                                                      companies
-----------------------------------------------------------------------------------------------
  Growth-Income            growth of capital and      invests primarily in common stocks or
  Portfolio                income                     securities that demonstrate the
                                                      potential for appreciation and/or
                                                      dividends
-----------------------------------------------------------------------------------------------
  Federated American       growth of capital and      invests primarily in the securities
  Leaders Portfolio        income                     of high quality companies
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  "Dogs" of Wall Street    total return (including    invests in thirty high dividend
  Portfolio                capital appreciation and   yielding common stocks selected
                           current income)            annually from the Dow Jones
                                                      Industrial Average and the broader
                                                      market (see page 50 for additional
                                                      information about the investment
                                                      strategy for the "Dogs" of Wall
                                                      Street Portfolio)
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  Goldman Sachs Research   long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      investments selected for their
                                                      potential to achieve capital
                                                      appreciation over the long term (see
                                                      page 50 for additional information
                                                      about the investment strategy for the
                                                      Goldman Sachs Research Portfolio)
-----------------------------------------------------------------------------------------------

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.



-------------------------------------------------------------------------------------------------
                                        EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
-------------------------------------------------------------------------------------------------
  MFS Massachusetts        reasonable current         invests primarily in equity securities
  Investors Trust          income and long-term
  Portfolio                growth of capital and
                           income
-------------------------------------------------------------------------------------------------
  Putnam Growth: Voyager   capital appreciation       invests primarily in common stocks of
  Portfolio                                           U.S. companies, with a focus on growth
                                                      stocks issued by companies the
                                                      Subadviser believes have above-average
                                                      growth potential and whose earnings are
                                                      likely to increase over time
-------------------------------------------------------------------------------------------------
  Blue Chip Growth         capital appreciation       invests, under normal circumstances, at
  Portfolio                                           least 80% of net assets in common
                                                      stocks that demonstrate the potential
                                                      for capital appreciation, issued by
                                                      large-cap companies
-------------------------------------------------------------------------------------------------
  Real Estate Portfolio    total return through a     invests, under normal circumstances, at
                           combination of growth      least 80% of net assets in securities
                           and income                 of companies principally engaged in or
                                                      related to the real estate industry or
                                                      that own significant real estate assets
                                                      or that primarily invest in real estate
                                                      financial instruments
-------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-------------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity securities
  Portfolio                                           of high growth companies including
                                                      small and medium sized growth companies
                                                      with market capitalizations of $1.5
                                                      billion to $15 billion
-------------------------------------------------------------------------------------------------
  Growth Opportunities     capital appreciation       invests primarily in common stocks that
  Portfolio                                           demonstrate the potential for capital
                                                      appreciation, issued generally by
                                                      mid-cap companies
-------------------------------------------------------------------------------------------------
  Marsico Growth           long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 65% in equity securities of large
                                                      companies with a general core position
                                                      of 20 to 30 common stocks
-------------------------------------------------------------------------------------------------
  Technology Portfolio     long-term capital          invests, under normal circumstances, at
                           appreciation               least 80% of net assets in equity
                                                      securities that demonstrate the
                                                      potential for capital appreciation,
                                                      issued by companies the Subadviser
                                                      believes are positioned to benefit from
                                                      involvement in technology and
                                                      technology-related industries worldwide
-------------------------------------------------------------------------------------------------
  Small & Mid Cap Value    long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in equity
                                                      securities of companies with small and
                                                      medium market capitalizations that the
                                                      Subadviser determines to be undervalued
-------------------------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.
AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



-----------------------------------------------------------------------------------------------
                                   INTERNATIONAL PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
-----------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the
                                                      potential for appreciation and
                                                      engages in transactions in foreign
                                                      currencies; under normal
                                                      circumstances, at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
-----------------------------------------------------------------------------------------------
  International            long-term capital          invests primarily (in accordance with
  Diversified Equities     appreciation               country and sector weightings
  Portfolio                                           determined by its Subadviser) in
                                                      securities of foreign issuers that,
                                                      in the aggregate, replicate broad
                                                      country and sector indices; under
                                                      normal circumstances at least 80% of
                                                      net assets of the Portfolio will be
                                                      invested in equity securities
-----------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser
                                                      believes have above-average growth
                                                      prospects primarily in emerging
                                                      markets outside the U.S.
-----------------------------------------------------------------------------------------------
  Foreign Value            long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      and debt securities of companies and
                                                      governments outside the U.S.,
                                                      including emerging markets
-----------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 51 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH-INCOME, FEDERATED AMERICAN LEADERS, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, REAL ESTATE, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY, SMALL & MID CAP VALUE, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS and FOREIGN VALUE PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN and TELECOM UTILITY PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FEDERATED AMERICAN LEADERS, TELECOM UTILITY, DAVIS VENTURE VALUE, MFS TOTAL RETURN, SMALL & MID CAP VALUE and FOREIGN VALUE PORTFOLIOS.

    Risks of Investing in Bonds

    The CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN and TELECOM UTILITY PORTFOLIOS may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest predominantly in junk bonds, which are considered speculative. The CORPORATE BOND, MFS TOTAL RETURN, GOLDMAN SACHS RESEARCH, MFS MID-CAP GROWTH and REAL ESTATE PORTFOLIOS also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS and FOREIGN VALUE PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The WORLDWIDE HIGH INCOME, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS and FOREIGN VALUE PORTFOLIOS invest significantly in emerging market countries. In addition, the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME, MFS MID-CAP GROWTH and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, PUTNAM GROWTH: VOYAGER, AGGRESSIVE GROWTH, TECHNOLOGY, SMALL & MID CAP VALUE, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    The "DOGS" OF WALL STREET PORTFOLIO will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If a Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolios will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolios may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Utility Securities

    The TELECOM UTILITY PORTFOLIO invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including:
    (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
    (vii) potential effect of deregulation.

    Risks of Investing in Real Estate Securities

    The REAL ESTATE PORTFOLIO invests primarily in the real estate industry. In addition, the MFS TOTAL RETURN PORTFOLIO invests significantly in real estate securities. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolios' investments are, and likely will continue to be, interests in Real Estate Investment Trusts ("REITs").

    Risks of Investing in "Non-Diversified" Portfolios

    The GLOBAL BOND, WORLDWIDE HIGH INCOME, "DOGS" OF WALL STREET, MFS MID-CAP GROWTH and MARSICO GROWTH PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the TECHNOLOGY, SMALL & MID CAP VALUE, FOREIGN VALUE and MARSICO GROWTH PORTFOLIOS.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Class 1, Class 2 and/or Class 3 shares are not offered in all Portfolios. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    3.80%
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.19%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE       PAST TEN            CLASS 2              CLASS 3
DECEMBER 31, 2003)                YEAR       YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management
   Portfolio Class 1              0.63%      3.30%           4.10%                N/A                  N/A
             Class 2              0.57%       N/A             N/A                1.23%                 N/A
             Class 3              0.45%       N/A             N/A                 N/A                 0.58%
------------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           CORPORATE BOND PORTFOLIO CLASS 1
                                                           --------------------------------
1994                                                                    -3.19%
1995                                                                    17.78%
1996                                                                     4.49%
1997                                                                    10.90%
1998                                                                     6.05%
1999                                                                    -1.85%
2000                                                                     5.03%
2001                                                                     7.59%
2002                                                                     7.46%
2003                                                                    11.94%

During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -2.89% (quarter ended 03/31/94). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.71%.
--------------------------------------------------------------------------------

      AVERAGE ANNUAL TOTAL RETURNS
     (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE       PAST TEN            CLASS 2              CLASS 3
           DECEMBER 31, 2003)               YEAR       YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Class 1        11.94%      5.93%           6.46%                N/A                   N/A
                            Class 2        11.70%       N/A             N/A                8.89%                  N/A
                            Class 3        11.68%       N/A             N/A                 N/A                 11.93%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Corporate Bond Index(2)    8.24%      7.05%           7.40%               9.08%                 9.29%
---------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GLOBAL BOND PORTFOLIO CLASS 1
                                                              -----------------------------
1994                                                                     -4.65%
1995                                                                     17.64%
1996                                                                      9.36%
1997                                                                     10.03%
1998                                                                     10.87%
1999                                                                     -1.05%
2000                                                                      9.27%
2001                                                                      5.05%
2002                                                                      5.88%
2003                                                                      3.58%

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -3.97% (quarter ended 03/31/94). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.13%.
--------------------------------------------------------------------------------

      AVERAGE ANNUAL TOTAL RETURNS
     (AS OF THE CALENDAR YEAR ENDED         PAST ONE      PAST FIVE       PAST TEN            CLASS 2              CLASS 3
           DECEMBER 31, 2003)                 YEAR          YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio  Class 1               3.58%         4.49%           6.43%                N/A                  N/A
                        Class 2               3.40%          N/A             N/A                4.47%                 N/A
                        Class 3               3.31%          N/A             N/A                 N/A                 4.23%
--------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond
   Index (hedged)(2)                          2.09%         5.55%           7.17%               5.51%                2.71%
--------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

--------------------------------------------------------------------------------

                           HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           HIGH-YIELD BOND PORTFOLIO CLASS 1
                                                           ---------------------------------
1994                                                                    -5.52%
1995                                                                    14.24%
1996                                                                    14.57%
1997                                                                    14.42%
1998                                                                    -2.95%
1999                                                                     6.50%
2000                                                                    -9.30%
2001                                                                    -4.30%
2002                                                                    -5.93%
2003                                                                    31.74%

During the period shown in the bar chart, the highest return for a quarter was 11.49% (quarter ended 06/30/03) and the lowest return for a quarter was -8.40% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.62%.
--------------------------------------------------------------------------------

    AVERAGE ANNUAL TOTAL RETURNS
   (AS OF THE CALENDAR YEAR ENDED     PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
         DECEMBER 31, 2003)             YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio   Class 1   31.74%      2.76%       4.64%             N/A                  N/A
                             Class 2   31.37%       N/A         N/A             6.94%                 N/A
                             Class 3   31.16%       N/A         N/A              N/A                29.98%
---------------------------------------------------------------------------------------------------------------
 Merrill Lynch High-Yield Master
   Index(2)                            27.23%      5.47%       7.23%           10.07%               27.62%
---------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The Merrill Lynch High-Yield Master Index includes publicly placed, nonconvertible, coupon-bearing U.S. domestic debt with a maturity of at least one year. Par amounts of all issues at the beginning and ending of each reporting period must be at least $10,000. Issues included in the index must have a rating that is less than investment grade but not in default.

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                    WORLDWIDE HIGH INCOME PORTFOLIO CLASS 1
                                                    ---------------------------------------
1995                                                                 20.97%
1996                                                                 25.32%
1997                                                                 15.54%
1998                                                                -17.07%
1999                                                                 19.31%
2000                                                                 -2.96%
2001                                                                 -3.20%
2002                                                                 -0.39%
2003                                                                 25.94%

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.87%.
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURNS
  (AS OF THE CALENDAR YEAR ENDED    PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
        DECEMBER 31, 2003)            YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-----------------------------------------------------------------------------------------------------------------------
 Worldwide High Income
   Portfolio Class 1                 25.94%       7.05%            7.84%                 N/A                  N/A
             Class 2                 25.85%        N/A              N/A                 9.10%                 N/A
             Class 3                 25.66%        N/A              N/A                  N/A                27.23%
-----------------------------------------------------------------------------------------------------------------------
 First Boston High-Yield Bond
   Index(2)                          27.94%       6.44%            8.09%               12.30%               26.90%
-----------------------------------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Global Index(3)    25.66%      15.40%           13.76%               13.87%               27.60%
-----------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                    26.90%      10.81%           11.09%               14.32%               26.96%
-----------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is October 28, 1994; Class 2 is July 9, 2001; and Class 3 is November 11, 2002. The since inception returns for the comparative indices are as of the inception date month end.

(2) The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated B or lower.

(3) The J.P. Morgan EMBI Global Index is a market-weighted index composed of U.S. dollar denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(4) The Blended Index consists of 50% of First Boston High-Yield Bond Index and 50% of J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index for index comparison purposes of the asset and country composition of the Portfolio.

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.28%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
      DECEMBER 31, 2003)          YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced
   Portfolio Class 1              15.07%     -1.40%           6.36%                  N/A                 N/A
             Class 2              14.92%       N/A             N/A                 -2.29%                N/A
             Class 3              14.89%       N/A             N/A                   N/A               11.48%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)              28.67%     -0.57%           8.59%                -1.37%              30.48%
-------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S.
   Aggregate Index(3)              4.10%      6.62%           7.62%                 7.47%               4.56%
-------------------------------------------------------------------------------------------------------------------
 Treasury Bills(4)                 1.03%      3.34%           3.92%                 1.51%               1.10%
-------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                 16.89%      2.70%           8.21%                 1.96%              18.12%
-------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          MFS TOTAL RETURN PORTFOLIO CLASS 1
                                                          ----------------------------------
1995                                                                    27.64%
1996                                                                     9.94%
1997                                                                    16.90%
1998                                                                    19.53%
1999                                                                     2.88%
2000                                                                    17.01%
2001                                                                     0.52%
2002                                                                    -4.85%
2003                                                                    16.86%

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -8.16% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.26%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED   PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
      DECEMBER 31, 2003)           YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------
 MFS Total Return
   Portfolio Class 1              16.86%       6.12%          11.13%                 N/A                  N/A
             Class 2              16.70%        N/A             N/A                 4.66%                 N/A
             Class 3              16.56%        N/A             N/A                  N/A                17.01%
--------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)              28.67%      -0.57%          11.70%               -1.37%               30.48%
--------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate
   Index(3)                        4.10%       6.62%           8.00%                7.47%                4.56%
--------------------------------------------------------------------------------------------------------------------
 Treasury Bills(4)                 1.03%       3.34%           4.19%                1.51%                1.10%
--------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                 16.89%       2.70%          10.00%                1.96%               18.12%
--------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is October 28, 1994; Class 2 is July 9, 2001; and Class 3 is September 30, 2002. The since inception returns for the comparative indices are as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500(R) Index and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                           TELECOM UTILITY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           TELECOM UTILITY PORTFOLIO CLASS 1
                                                           ---------------------------------
1997                                                                     25.73%
1998                                                                     14.04%
1999                                                                      1.78%
2000                                                                     -9.00%
2001                                                                    -13.76%
2002                                                                    -23.77%
2003                                                                     18.75%

During the period shown in the bar chart, the highest return for a quarter was 15.95% (quarter ended 06/30/03) and the lowest return for a quarter was -18.24% (quarter ended 9/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.41%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE     CLASS 1              CLASS 2              CLASS 3
 DECEMBER 31, 2003)                    YEAR       YEARS      SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------------
 Telecom Utility PortfolioClass 1      18.75%      -6.28%           1.66%                  N/A                 N/A
   Class 2                             18.57%        N/A             N/A                 -7.93%                N/A
   Class 3                             18.40%        N/A             N/A                   N/A               20.64%
-------------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                   28.67%      -0.57%           8.59%                -1.37%              25.58%
-------------------------------------------------------------------------------------------------------------------------
 S&P Utility Index(3)                  26.17%      -2.59%           4.14%               -14.31%              33.20%
-------------------------------------------------------------------------------------------------------------------------
 S&P Telecommunication Services
   Index(4)                             7.18%     -14.68%           0.05%               -16.94%               9.45%
-------------------------------------------------------------------------------------------------------------------------
 Blended Index(5)                      13.70%      -9.42%           2.49%               -14.99%              17.64%
-------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is November 11, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

(4) The S&P Telecommunication Services Index is comprised of the companies listed in the telecommunications sectors of the S&P 400(R), 500(R), and 600(R). Created in July of 1996, the S&P Telecommunication Services Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers). Index change is a name change; the composition of the index remained substantially consistent.

(5) The Blended Index is comprised of 35% S&P Utility Index and 65% S&P Telecommunication Services Index (formerly, the S&P Communications Service Index), on a market capitalization weighted basis.

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                            GROWTH-INCOME PORTFOLIO CLASS 1
                                                            -------------------------------
1994                                                                     -2.61%
1995                                                                     34.10%
1996                                                                     24.06%
1997                                                                     33.91%
1998                                                                     30.74%
1999                                                                     30.04%
2000                                                                     -8.34%
2001                                                                    -15.90%
2002                                                                    -21.15%
2003                                                                     25.62%

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -19.39% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.03%.
--------------------------------------------------------------------------------

    AVERAGE ANNUAL TOTAL RETURNS
   (AS OF THE CALENDAR YEAR ENDED    PAST ONE   PAST FIVE    PAST TEN             CLASS 2               CLASS 3
         DECEMBER 31, 2003)           YEAR       YEARS         YEARS            SINCE INCEPTION(1)    SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio    Class 1    25.62%     -0.14%          10.91%                 N/A                   N/A
                            Class 2    25.47%       N/A             N/A                -3.02%                  N/A
                            Class 3    25.26%       N/A             N/A                  N/A                 22.02%
-------------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                   28.67%     -0.57%          11.07%               -1.37%                30.48%
-------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                      FEDERATED AMERICAN LEADERS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                               FEDERATED AMERICAN LEADERS PORTFOLIO CLASS 1
                                               --------------------------------------------
1997                                                              31.43%
1998                                                              17.96%
1999                                                               6.19%
2000                                                               2.39%
2001                                                              -2.33%
2002                                                             -19.78%
2003                                                              27.57%

During the period shown in the bar chart, the highest return for a quarter was 16.96% (quarter ended 06/30/03) and the lowest return for a quarter was -19.38% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.45%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS                               CLASS 1              CLASS 2             CLASS 3
 (AS OF THE CALENDAR YEAR ENDED     PAST ONE   PAST FIVE     SINCE                SINCE               SINCE
 DECEMBER 31, 2003)                  YEAR       YEARS      INCEPTION(1)        INCEPTION(1)        INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------
 Federated American Leaders
   Portfolio(2) Class 1              27.57%       1.68%          8.26%                 N/A                 N/A
                Class 2              27.33%        N/A            N/A                -0.06%                N/A
                Class 3              27.21%        N/A            N/A                  N/A               28.83%
--------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(3)                 28.67%      -0.57%          8.59%               -1.37%              30.48%
--------------------------------------------------------------------------------------------------------------------
 S&P 500(R)/Barra Value Index(4)     31.79%       1.95%          8.32%               -1.57%              34.43%
--------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) Prior to May 1, 2003, the Federated American Leaders Portfolio was named the Federated Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The S&P 500(R)/Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R)) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2003)                YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 Davis Venture Value
  Portfolio Class 1              33.16%       4.55%           13.68%                 N/A                  N/A
            Class 2              32.89%        N/A              N/A                 3.12%                 N/A
            Class 3              32.82%        N/A              N/A                  N/A                31.82%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)             28.67%      -0.57%           11.70%               -1.37%               30.48%
-------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is October 28, 1994; Class 2 is July 9, 2001; and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                        "DOGS" OF WALL STREET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DOGS OF WALL STREET PORTFOLIO CLASS 1
                                                       -------------------------------------
1999                                                                  -7.08%
2000                                                                   2.94%
2001                                                                   7.91%
2002                                                                  -6.57%
2003                                                                  20.06%

During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended 06/30/99) and the lowest return for a quarter was -16.32% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 1.20%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR
ENDED                          PAST ONE   PAST FIVE     CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2003)              YEAR       YEARS      SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street
   Portfolio Class 1             20.06%      2.97%           2.47%                  N/A                  N/A
             Class 2             19.91%       N/A             N/A                  6.45%                 N/A
             Class 3             19.75%       N/A             N/A                   N/A                22.96%
------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)             28.67%     -0.57%           1.62%                -1.37%               30.48%
------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is April 1, 1998; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those of smaller companies.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1994                                                                    -2.16%
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.57%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
DECEMBER 31, 2003)                YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------
 Alliance Growth
   Portfolio Class 1              25.76%     -4.44%      11.22%            N/A                  N/A
             Class 2              25.61%       N/A         N/A           -5.72%                 N/A
             Class 3              25.52%       N/A         N/A             N/A                18.44%
---------------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth
   Index(2)                       29.75%     -5.11%       9.21%          -4.25%               30.11%
---------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                        GOLDMAN SACHS RESEARCH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   GOLDMAN SACHS RESEARCH PORTFOLIO CLASS 1
                                                   ----------------------------------------
2001                                                               -25.20%
2002                                                               -28.08%
2003                                                                25.33%

During the period shown in the bar chart, the highest return for a quarter was 15.61% (quarter ended 06/30/03) and the lowest return for a quarter was -23.15% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.80%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  PAST ONE        CLASS 1              CLASS 2              CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)     YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research
   Portfolio Class 1                       25.33%         -11.20%                 N/A                  N/A
             Class 2                       25.00%            N/A                -8.25%                 N/A
             Class 3                       24.81%            N/A                  N/A                25.87%
----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                       28.67%          -5.84%               -1.37%               30.48%
----------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                  MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                         MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO CLASS 1
                                         ---------------------------------------------------
1994                                                            -8.01%
1995                                                            32.10%
1996                                                            15.99%
1997                                                            23.22%
1998                                                            29.28%
1999                                                             5.93%
2000                                                            -0.32%
2001                                                           -16.04%
2002                                                           -21.00%
2003                                                            22.50%

During the period shown in the bar chart, the highest return for a quarter was 22.03% (quarter ended 12/31/98) and the lowest return for a quarter was -15.56% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.29%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED    PAST ONE   PAST FIVE       PAST TEN            CLASS 2              CLASS 3
DECEMBER 31, 2003)                  YEAR       YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts Investors
   Trust Portfolio Class 1          22.50%     -3.02%          6.78%                 N/A                  N/A
                   Class 2          22.33%       N/A            N/A                -3.02%                 N/A
                   Class 3          22.17%       N/A            N/A                  N/A                21.84%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                28.67%     -0.57%         11.07%               -1.37%               30.48%
-------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                        PUTNAM GROWTH: VOYAGER PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   PUTNAM GROWTH: VOYAGER PORTFOLIO CLASS 1
                                                   ----------------------------------------
1994                                                                -1.57%
1995                                                                24.75%
1996                                                                20.37%
1997                                                                32.48%
1998                                                                34.76%
1999                                                                29.71%
2000                                                               -18.06%
2001                                                               -24.16%
2002                                                               -26.41%
2003                                                                23.98%

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -19.65% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.93%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF CALENDAR YEAR ENDED      PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
DECEMBER 31, 2003)                YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager
   Portfolio Class 1              23.98%     -5.96%      6.85%            N/A                   N/A
             Class 2              23.85%       N/A        N/A           -7.05%                  N/A
             Class 3              23.72%       N/A        N/A             N/A                 21.78%
---------------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth
   Index(2)                       29.75%     -5.11%      9.21%          -4.25%                30.11%
---------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                           BLUE CHIP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          BLUE CHIP GROWTH PORTFOLIO CLASS 1
                                                          ----------------------------------
2001                                                                   -20.87%
2002                                                                   -29.26%
2003                                                                    25.98%

During the period shown in the bar chart, the highest return for a quarter was 12.86% (quarter ended 12/31/01) and the lowest return for a quarter was -19.10% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.33%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2003)                          YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-----------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio   Class 1      25.98%          -12.98%                 N/A                  N/A
                              Class 2      25.81%             N/A                -6.92%                 N/A
                              Class 3      25.57%             N/A                  N/A                21.70%
-----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                       28.67%           -5.84%               -1.37%               30.48%
-----------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                             REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              REAL ESTATE PORTFOLIO CLASS 1
                                                              -----------------------------
1998                                                                     -15.36%
1999                                                                      -7.42%
2000                                                                      23.80%
2001                                                                       6.00%
2002                                                                       6.26%
2003                                                                      37.91%

During the period shown in the bar chart, the highest return for a quarter was 11.98% (quarter ended 06/30/99) and the lowest return for a quarter was -11.07% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 12.34%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF
THE CALENDAR YEAR ENDED DECEMBER 31,   PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
2003)                                    YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio Class 1          37.91%      12.23%           9.17%                 N/A                  N/A
                       Class 2          37.82%        N/A             N/A                16.95%                 N/A
                       Class 3          37.61%        N/A             N/A                  N/A                31.32%
--------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley REIT Index(2)           36.74%      14.12%          10.32%               16.76%               28.58%
--------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 2, 1997; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        MFS MID-CAP GROWTH PORTFOLIO CLASS 1
                                                        ------------------------------------
2000                                                                    9.61%
2001                                                                  -22.62%
2002                                                                  -47.17%
2003                                                                   37.31%

During the period shown in the bar chart, the highest return for a quarter was 26.80% (quarter ended 12/31/01) and the lowest return for a quarter was -35.89% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 6.79%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED               PAST ONE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2003)                             YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio     Class 1     37.31%           0.31%                  N/A                 N/A
                                  Class 2     37.02%            N/A                -16.62%                N/A
                                  Class 3     36.85%            N/A                   N/A               34.17%
--------------------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)            42.71%           1.39%                 0.62%              42.48%
--------------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                     47.25%           8.72%                 7.17%              42.88%
--------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is April 1, 1999; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) Effective May 3, 2004, the Portfolio has selected the Russell Midcap(R) Growth Index for performance comparisons. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 2.18%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2003)                          YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-----------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth
   Portfolio Class 1                       28.57%      0.68%            4.91%                  N/A                  N/A
             Class 2                       28.28%       N/A              N/A                 -7.22%                 N/A
             Class 3                       28.13%       N/A              N/A                   N/A                21.84%
-----------------------------------------------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  31.06%      0.37%            8.38%                -0.23%               32.00%
-----------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

--------------------------------------------------------------------------------

                         GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                     GROWTH OPPORTUNITIES PORTFOLIO CLASS 1
                                                     --------------------------------------
2001                                                                -33.17%
2002                                                                -39.83%
2003                                                                 34.93%

During the period shown in the bar chart, the highest return for a quarter was 18.49% (quarter ended 12/31/01) and the lowest return for a quarter was -25.14% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.13%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED               PAST ONE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2003)                             YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------
 Growth Opportunities Portfolio   Class 1     34.93%          -18.91%                 N/A                  N/A
                                  Class 2     34.75%             N/A               -10.71%                 N/A
                                  Class 3     34.75%             N/A                  N/A                33.16%
--------------------------------------------------------------------------------------------------------------------
 S&P Mid Cap 400(R) Index(2)                  35.59%            6.24%                6.80%               33.44%
--------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P Mid Cap 400(R) Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is also a market-value weighted index.

--------------------------------------------------------------------------------

                            MARSICO GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           MARSICO GROWTH PORTFOLIO CLASS 1
                                                           --------------------------------
2001                                                                   -13.53%
2002                                                                   -11.24%
2003                                                                    30.20%

During the period shown in the bar chart, the highest return for a quarter was 13.00% (quarter ended 06/30/03) and the lowest return for a quarter was -14.66% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 0.90%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED        PAST ONE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2003)                      YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
 Marsico Growth Portfolio   Class 1    30.20%          -0.03%                 N/A                  N/A
                            Class 2    29.97%            N/A                 4.62%                 N/A
                            Class 3    29.84%            N/A                  N/A                19.41%
----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                   28.67%          -4.06%               -1.37%               30.48%
----------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is December 29, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              TECHNOLOGY PORTFOLIO CLASS 1
                                                              ----------------------------
2001                                                                    -47.63%
2002                                                                    -49.29%
2003                                                                     50.84%

During the period shown in the bar chart, the highest return for a quarter was 40.64% (quarter ended 12/31/01) and the lowest return for a quarter was -45.25% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was -1.48%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE         CLASS 1               CLASS 2               CLASS 3
DECEMBER 31, 2003)                YEAR      SINCE INCEPTION(1)    SINCE INCEPTION(1)    SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 Technology Portfolio  Class 1   50.84%           -31.28%                  N/A                  N/A
                       Class 2   50.28%              N/A                -15.11%                 N/A
                       Class 3   50.28%              N/A                   N/A                56.78%
-------------------------------------------------------------------------------------------------------------------
 Nasdaq(R) Composite Index(2)    50.77%           -16.83%                -0.03%               54.20%
-------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The Nasdaq(R) Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks on The Nasdaq Stock Market.

--------------------------------------------------------------------------------

                        SMALL & MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*

                                  (BAR CHART)

                                                     SMALL & MID CAP VALUE PORTFOLIO CLASS 2
                                                     ---------------------------------------
2003                                                                 36.52%

During the period shown in the bar chart, the highest return for a quarter was 19.72% (quarter ended 06/30/03) and the lowest return for a quarter was -7.28% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.33%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                  PAST ONE         CLASS 2               CLASS 3
DECEMBER 31, 2003)                                YEAR      SINCE INCEPTION(1)    SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 Small & Mid Cap Value Portfolio    Class 2      36.52%           26.12%                  N/A
                                    Class 3      36.24%             N/A                 38.50%
----------------------------------------------------------------------------------------------------
 Russell 2500(TM) Index(2)                       45.51%           30.21%                42.03%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is August 1, 2002 and Class 3 is September 30,
      2002.

(2) The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 17% of the total market capitalization of the Russell 3000(R) Index.

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 4.49%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED   PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2003)                 YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------
 International Growth and
   Income Portfolio Class 1       36.85%       1.13%           3.40%                 N/A                  N/A
                    Class 2       36.70%        N/A             N/A                 1.07%                 N/A
                    Class 3       36.53%        N/A             N/A                  N/A                30.69%
--------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)            38.59%      -0.05%           2.22%                4.31%               36.42%
--------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 2, 1997; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           GLOBAL EQUITIES PORTFOLIO CLASS 1
                                                           ---------------------------------
1994                                                                      -0.3%
1995                                                                     19.16%
1996                                                                     14.18%
1997                                                                     15.06%
1998                                                                     22.86%
1999                                                                     30.94%
2000                                                                    -17.26%
2001                                                                    -18.11%
2002                                                                    -26.79%
2003                                                                     26.54%

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -20.67% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.86%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF
THE CALENDAR YEAR ENDED DECEMBER     PAST ONE    PAST FIVE    PAST TEN         CLASS 2               CLASS 3
31, 2003)                              YEAR        YEARS       YEARS      SINCE INCEPTION(1)    SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
 Global Equities Portfolio Class 1    26.54%       -3.85%       4.65%             N/A                   N/A
                           Class 2    26.34%         N/A         N/A            -4.05%                  N/A
                           Class 3    26.18%         N/A         N/A              N/A                 25.40%
------------------------------------------------------------------------------------------------------------------
 MSCI World Index(SM)(2)              33.11%       -0.77%       7.14%            0.73%                33.27%
------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

--------------------------------------------------------------------------------

                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                                                  CLASS 1
                                                --------------------------------------------
1995                                                               10.34%
1996                                                                9.31%
1997                                                                6.37%
1998                                                               18.53%
1999                                                               24.59%
2000                                                              -18.32%
2001                                                              -24.02%
2002                                                              -28.48%
2003                                                               31.88%

During the period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ended 12/31/99) and the lowest return for a quarter was -26.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.20%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF
THE CALENDAR YEAR ENDED DECEMBER 31,  PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
2003)                                   YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------------
 International Diversified Equities
   Portfolio Class 1                    31.88%     -6.12%           0.75%                 N/A                  N/A
             Class 2                    31.62%       N/A             N/A                -5.73%                 N/A
             Class 3                    31.40%       N/A             N/A                  N/A                23.23%
-------------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                  38.59%     -0.05%           3.54%                4.31%               36.42%
-------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is October 28, 1994; Class 2 is July 9, 2001; and Class 3 is September 30, 2002. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 10.39%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2003)                YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio
   Class 1                       52.61%       9.47%          -0.11%                 N/A                  N/A
   Class 2                       52.29%        N/A             N/A                15.69%                 N/A
   Class 3                       52.12%        N/A             N/A                  N/A                47.85%
-------------------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free
   Index(SM)(2)                  56.28%      10.64%          -0.34%               18.41%               54.18%
-------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 2, 1997; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

--------------------------------------------------------------------------------

                            FOREIGN VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*

                                  (BAR CHART)

                                                             FOREIGN VALUE PORTFOLIO CLASS 1
                                                             -------------------------------
2003                                                                      34.59%

During the period shown in the chart, the highest return for a quarter was 20.36% (quarter ended 06/30/03) and the lowest return for a quarter was -10.39% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/04, the year-to-date return was 3.74%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF             PAST ONE         CLASS 2               CLASS 3
THE CALENDAR YEAR ENDED DECEMBER 31, 2003)        YEAR      SINCE INCEPTION(1)    SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 Foreign Value Portfolio Class 2                 34.59%            18.63%                  N/A
                          Class 3                34.47%              N/A                 29.49%
----------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                           38.59%            23.75%                36.42%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is August 1, 2002 and Class 3 is September 30,
      2002.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                CASH MANAGEMENT               CORPORATE BOND                  GLOBAL BOND
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.49%     0.49%     0.49%     0.57%     0.57%     0.57%     0.69%     0.69%     0.69%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%     0.00%     0.15%     0.25%     0.00%     0.15%     0.25%
Other Expenses                             0.05%     0.05%     0.06%     0.07%     0.07%     0.08%     0.13%     0.13%     0.13%
Total Annual Portfolio Operating
  Expenses(1)                              0.54%     0.69%     0.80%     0.64%     0.79%     0.90%     0.82%     0.97%     1.07%

                                                HIGH-YIELD BOND
                                                   PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.62%     0.62%     0.62%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%
Other Expenses                             0.11%     0.11%     0.10%
Total Annual Portfolio Operating
  Expenses(1)                              0.73%     0.88%     0.97%

                                             WORLDWIDE HIGH INCOME          SUNAMERICA BALANCED            MFS TOTAL RETURN
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            1.00%     1.00%     1.00%     0.62%     0.62%     0.62%     0.65%     0.65%     0.65%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%     0.00%     0.15%     0.25%     0.02%     0.17%     0.27%
Other Expenses                             0.15%     0.15%     0.14%     0.07%     0.07%     0.08%     0.07%     0.07%     0.07%
Total Annual Portfolio Operating
  Expenses(1)                              1.15%     1.30%     1.39%     0.69%     0.84%     0.95%     0.74%     0.89%     0.99%

                                                TELECOM UTILITY
                                                   PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.75%     0.75%     0.75%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.04%     0.19%     0.29%
Other Expenses                             0.19%     0.19%     0.19%
Total Annual Portfolio Operating
  Expenses(1)                              0.98%     1.13%     1.23%

                                                 GROWTH-INCOME              FEDERATED AMERICAN            DAVIS VENTURE VALUE
                                                   PORTFOLIO                 LEADERS PORTFOLIO                 PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.55%     0.55%     0.55%     0.70%     0.70%     0.70%     0.72%     0.72%     0.72%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.04%     0.19%     0.29%     0.07%     0.22%     0.32%     0.00%     0.15%     0.25%
Other Expenses                             0.05%     0.05%     0.06%     0.07%     0.07%     0.07%     0.05%     0.05%     0.06%
Total Annual Portfolio Operating
  Expenses(1)                              0.64%     0.79%     0.90%     0.84%     0.99%     1.09%     0.77%     0.92%     1.03%

                                             "DOGS" OF WALL STREET
                                                   PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.60%     0.60%     0.60%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%
Other Expenses                             0.11%     0.11%     0.11%
Total Annual Portfolio Operating
  Expenses(1)                              0.71%     0.86%     0.96%

                                                ALLIANCE GROWTH           GOLDMAN SACHS RESEARCH           MFS MASSACHUSETTS
                                                   PORTFOLIO                   PORTFOLIO(2)            INVESTORS TRUST PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.61%     0.61%     0.61%     1.20%     1.20%     1.20%     0.70%     0.70%     0.70%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.02%     0.17%     0.27%     0.00%     0.15%     0.25%     0.05%     0.20%     0.30%
Other Expenses                             0.05%     0.05%     0.06%     0.33%     0.33%     0.32%     0.07%     0.07%     0.08%
Total Annual Portfolio Operating
  Expenses(1)                              0.68%     0.83%     0.94%     1.53%     1.68%     1.77%     0.82%     0.97%     1.08%

                                            PUTNAM GROWTH: VOYAGER
                                                   PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.83%     0.83%     0.83%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.04%     0.19%     0.29%
Other Expenses                             0.06%     0.06%     0.06%
Total Annual Portfolio Operating
  Expenses(1)                              0.93%     1.08%     1.18%

                                               BLUE CHIP GROWTH                 REAL ESTATE               MFS MID-CAP GROWTH
                                                 PORTFOLIO(2)                    PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.70%     0.70%     0.70%     0.79%     0.79%     0.79%     0.75%     0.75%     0.75%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%     0.00%     0.15%     0.25%     0.05%     0.20%     0.30%
Other Expenses                             0.24%     0.24%     0.23%     0.09%     0.09%     0.09%     0.07%     0.07%     0.07%
Total Annual Portfolio Operating
  Expenses(1)                              0.94%     1.09%     1.18%     0.88%     1.03%     1.13%     0.87%     1.02%     1.12%

                                               AGGRESSIVE GROWTH
                                                   PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.71%     0.71%     0.71%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%
Other Expenses                             0.08%     0.08%     0.09%
Total Annual Portfolio Operating
  Expenses(1)                              0.79%     0.94%     1.05%

                                             GROWTH OPPORTUNITIES             MARSICO GROWTH                  TECHNOLOGY
                                                 PORTFOLIO(2)                    PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.75%     0.75%     0.75%     0.85%     0.85%     0.85%     1.20%     1.20%     1.20%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%     0.00%     0.15%     0.25%     0.08%     0.23%     0.33%
Other Expenses                             0.30%     0.30%     0.28%     0.15%     0.15%     0.15%     0.21%     0.21%     0.19%
Total Annual Portfolio Operating
  Expenses(1)                              1.05%     1.20%     1.28%     1.00%     1.15%     1.25%     1.49%     1.64%     1.72%

                                             SMALL & MID CAP VALUE
                                                   PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                             N/A      1.00%     1.00%
Distribution and/or Service (12b-1)
  Fees(1)                                   N/A      0.15%     0.25%
Other Expenses                              N/A      0.50%     0.50%
Total Annual Portfolio Operating
  Expenses(1)                               N/A      1.65%     1.75%

                                           INTERNATIONAL GROWTH AND           GLOBAL EQUITIES          INTERNATIONAL DIVERSIFIED
                                               INCOME PORTFOLIO                  PORTFOLIO                EQUITIES PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.96%     0.96%     0.96%     0.78%     0.78%     0.78%     1.00%     1.00%     1.00%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.05%     0.20%     0.30%     0.03%     0.18%     0.28%     0.00%     0.15%     0.25%
Other Expenses                             0.24%     0.24%     0.24%     0.14%     0.14%     0.14%     0.23%     0.23%     0.23%
Total Annual Portfolio Operating
  Expenses(1)                              1.25%     1.40%     1.50%     0.95%     1.10%     1.20%     1.23%     1.38%     1.48%

                                            EMERGING MARKETS
                                                PORTFOLIO               FOREIGN VALUE PORTFOLIO
                                       ---------------------------   ------------------------------
                                       CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3(3)
                                       ---------------------------   ------------------------------
Management Fees                         1.25%     1.25%     1.25%      N/A      1.00%      1.00%
Distribution and/or Service (12b-1)
  Fees(1)                               0.11%     0.26%     0.36%      N/A      0.15%      0.25%
Other Expenses                          0.30%     0.29%     0.29%      N/A      0.61%      0.51%
Total Annual Portfolio Operating
  Expenses(1)                           1.66%     1.80%     1.90%      N/A      1.76%      1.76%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's distribution and/or service fees has been reduced. "Distribution and/or Service (12b-1) Fees" do not take into account this expense reduction and are therefore higher than the actual distribution fee of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1, Class 2 and Class 3 would have been as follows:

                                            CLASS 1       CLASS 2       CLASS 3
                                            -----------------------------------
MFS Total Return Portfolio                   0.72%         0.87%         0.97%
Telecom Utility Portfolio                    0.94%         1.09%         1.19%
Growth-Income Portfolio                      0.60%         0.75%         0.86%
Federated American Leaders Portfolio         0.77%         0.92%         1.02%
Alliance Growth Portfolio                    0.66%         0.81%         0.92%
MFS Massachusetts Investors Trust
  Portfolio                                  0.77%         0.92%         1.03%
Putnam Growth: Voyager Portfolio             0.89%         1.04%         1.14%
MFS Mid-Cap Growth Portfolio                 0.82%         0.97%         1.07%
Technology Portfolio                         1.41%         1.56%         1.64%
International Growth and Income
  Portfolio                                  1.20%         1.35%         1.45%
Global Equities Portfolio                    0.92%         1.07%         1.17%
Emerging Markets Portfolio                   1.55%         1.69%         1.79%

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

                                            CLASS 1       CLASS 2       CLASS 3
                                            -----------------------------------
Goldman Sachs Research Portfolio             1.35%         1.50%         1.60%
Blue Chip Growth Portfolio                   0.85%         1.00%         1.10%
Growth Opportunities Portfolio               1.00%         1.15%         1.25%

 These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio
  (Class 1 shares)........................................   $ 55     $173      $302      $  677
  (Class 2 shares)........................................     70      221       384         859
  (Class 3 shares)........................................     82      255       444         990
Corporate Bond Portfolio
  (Class 1 shares)........................................     65      205       357         798
  (Class 2 shares)........................................     81      252       439         978
  (Class 3 shares)........................................     92      287       498       1,108
Global Bond Portfolio
  (Class 1 shares)........................................     84      262       455       1,014
  (Class 2 shares)........................................     99      309       536       1,190
  (Class 3 shares)........................................    109      340       590       1,306
High-Yield Bond Portfolio
  (Class 1 shares)........................................     75      233       406         906
  (Class 2 shares)........................................     90      281       488       1,084
  (Class 3 shares)........................................     99      309       536       1,190
Worldwide High Income Portfolio
  (Class 1 shares)........................................    117      365       633       1,398
  (Class 2 shares)........................................    132      412       713       1,568
  (Class 3 shares)........................................    142      440       761       1,669
SunAmerica Balanced Portfolio
  (Class 1 shares)........................................     70      221       384         859
  (Class 2 shares)........................................     86      268       466       1,037
  (Class 3 shares)........................................     97      303       525       1,166
MFS Total Return Portfolio*
  (Class 1 shares)........................................     76      237       411         918
  (Class 2 shares)........................................     91      284       493       1,096
  (Class 3 shares)........................................    101      315       547       1,213
Telecom Utility Portfolio*
  (Class 1 shares)........................................    100      312       542       1,201
  (Class 2 shares)........................................    115      359       622       1,375
  (Class 3 shares)........................................    125      390       676       1,489
Growth-Income Portfolio*
  (Class 1 shares)........................................     65      205       357         798
  (Class 2 shares)........................................     81      252       439         978
  (Class 3 shares)........................................     92      287       498       1,108

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Federated American Leaders Portfolio*
  (Class 1 shares)........................................   $ 86     $268      $466      $1,037
  (Class 2 shares)........................................    101      315       547       1,213
  (Class 3 shares)........................................    111      347       601       1,329
Davis Venture Value Portfolio
  (Class 1 shares)........................................     79      246       428         954
  (Class 2 shares)........................................     94      293       509       1,131
  (Class 3 shares)........................................    105      328       569       1,259
"Dogs" of Wall Street Portfolio
  (Class 1 shares)........................................     73      227       395         883
  (Class 2 shares)........................................     88      274       477       1,061
  (Class 3 shares)........................................     98      306       531       1,178
Alliance Growth Portfolio*
  (Class 1 shares)........................................     69      218       379         847
  (Class 2 shares)........................................     85      265       460       1,025
  (Class 3 shares)........................................     96      300       520       1,155
Goldman Sachs Research Portfolio*
  (Class 1 shares)........................................    156      483       834       1,824
  (Class 2 shares)........................................    171      530       913       1,987
  (Class 3 shares)........................................    180      557       959       2,084
MFS Massachusetts Investors Trust Portfolio*
  (Class 1 shares)........................................     84      262       455       1,014
  (Class 2 shares)........................................     99      309       536       1,190
  (Class 3 shares)........................................    110      343       595       1,317
Putnam Growth: Voyager Portfolio*
  (Class 1 shares)........................................     95      296       515       1,143
  (Class 2 shares)........................................    110      343       595       1,317
  (Class 3 shares)........................................    120      375       649       1,432
Blue Chip Growth Portfolio*
  (Class 1 shares)........................................     96      300       520       1,155
  (Class 2 shares)........................................    111      347       601       1,329
  (Class 3 shares)........................................    120      375       649       1,432
Real Estate Portfolio
  (Class 1 shares)........................................     90      281       488       1,084
  (Class 2 shares)........................................    105      328       569       1,259
  (Class 3 shares)........................................    115      359       622       1,375
MFS Mid-Cap Growth Portfolio*
  (Class 1 shares)........................................     89      278       482       1,073
  (Class 2 shares)........................................    104      325       563       1,248
  (Class 3 shares)........................................    114      356       617       1,363
Aggressive Growth Portfolio
  (Class 1 shares)........................................     81      252       439         978
  (Class 2 shares)........................................     96      300       520       1,155
  (Class 3 shares)........................................    107      334       579       1,283
Growth Opportunities Portfolio*
  (Class 1 shares)........................................    107      334       579       1,283
  (Class 2 shares)........................................    122      381       660       1,455
  (Class 3 shares)........................................    130      406       702       1,545

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Marsico Growth Portfolio
  (Class 1 shares)........................................   $102     $318      $552      $1,225
  (Class 2 shares)........................................    117      365       633       1,398
  (Class 3 shares)........................................    127      397       686       1,511
Technology Portfolio*
  (Class 1 shares)........................................    152      471       813       1,779
  (Class 2 shares)........................................    167      517       892       1,944
  (Class 3 shares)........................................    175      542       933       2,030
Small & Mid Cap Value Portfolio
  (Class 1 shares)........................................    N/A      N/A       N/A         N/A
  (Class 2 shares)........................................    168      520       897       1,955
  (Class 3 shares)........................................    178      551       949       2,062
International Growth and Income Portfolio*
  (Class 1 shares)........................................    127      397       686       1,511
  (Class 2 shares)........................................    143      443       766       1,680
  (Class 3 shares)........................................    153      474       818       1,791
Global Equities Portfolio*
  (Class 1 shares)........................................     97      303       525       1,166
  (Class 2 shares)........................................    112      350       606       1,340
  (Class 3 shares)........................................    122      381       660       1,455
International Diversified Equities Portfolio
  (Class 1 shares)........................................    125      390       676       1,489
  (Class 2 shares)........................................    141      437       755       1,657
  (Class 3 shares)........................................    151      468       808       1,768
Emerging Markets Portfolio*
  (Class 1 shares)........................................    169      523       902       1,965
  (Class 2 shares)........................................    183      566       975       2,116
  (Class 3 shares)........................................    193      597     1,026       2,222
Foreign Value Portfolio
  (Class 1 shares)........................................    N/A      N/A       N/A         N/A
  (Class 2 shares)........................................    179      554       954       2,073
  (Class 3 shares)........................................    179      554       954       2,073

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from directed brokerage arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
MFS Total Return Portfolio
  (Class 1 shares)........................................   $ 74     $230      $401      $  894
  (Class 2 shares)........................................     89      278       482       1,073
  (Class 3 shares)........................................     99      309       536       1,190
Telecom Utility Portfolio
  (Class 1 shares)........................................     96      300       520       1,155
  (Class 2 shares)........................................    111      347       601       1,329
  (Class 3 shares)........................................    121      378       654       1,443
Growth-Income Portfolio
  (Class 1 shares)........................................     61      192       335         750
  (Class 2 shares)........................................     77      240       417         930
  (Class 3 shares)........................................     88      274       477       1,061
Federated American Leaders Portfolio
  (Class 1 shares)........................................     79      246       428         954
  (Class 2 shares)........................................     94      293       509       1,131
  (Class 3 shares)........................................    104      325       563       1,248
Alliance Growth Portfolio
  (Class 1 shares)........................................     67      211       368         822
  (Class 2 shares)........................................     83      259       450       1,002
  (Class 3 shares)........................................     94      293       509       1,131
Goldman Sachs Research Portfolio
  (Class 1 shares)........................................    137      428       739       1,624
  (Class 2 shares)........................................    153      474       818       1,791
  (Class 3 shares)........................................    163      505       871       1,900
MFS Massachusetts Investors Trust Portfolio
  (Class 1 shares)........................................     79      246       428         954
  (Class 2 shares)........................................     94      293       509       1,131
  (Class 3 shares)........................................    105      328       569       1,259
Putnam Growth: Voyager Portfolio
  (Class 1 shares)........................................     91      284       493       1,096
  (Class 2 shares)........................................    106      331       574       1,271
  (Class 3 shares)........................................    116      362       628       1,386
Blue Chip Growth Portfolio
  (Class 1 shares)........................................     87      271       471       1,049
  (Class 2 shares)........................................    102      318       552       1,225
  (Class 3 shares)........................................    112      350       606       1,340
MFS Mid-Cap Growth Portfolio
  (Class 1 shares)........................................     84      262       455       1,014
  (Class 2 shares)........................................     99      309       536       1,190
  (Class 3 shares)........................................    109      340       590       1,306
Growth Opportunities Portfolio
  (Class 1 shares)........................................    102      318       552       1,225
  (Class 2 shares)........................................    117      365       633       1,398
  (Class 3 shares)........................................    127      397       686       1,511
Technology Portfolio
  (Class 1 shares)........................................    144      446       771       1,691
  (Class 2 shares)........................................    159      493       850       1,856
  (Class 3 shares)........................................    167      517       892       1,944

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
International Growth and Income Portfolio
  (Class 1 shares)........................................   $122     $381      $660      $1,455
  (Class 2 shares)........................................    137      428       739       1,624
  (Class 3 shares)........................................    148      459       792       1,735
Global Equities Portfolio
  (Class 1 shares)........................................     94      293       509       1,131
  (Class 2 shares)........................................    109      340       590       1,306
  (Class 3 shares)........................................    119      372       644       1,420
Emerging Markets Portfolio
  (Class 1 shares)........................................    158      490       845       1,845
  (Class 2 shares)........................................    172      533       918       1,998
  (Class 3 shares)........................................    182      563       970       2,105

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all these classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION AND SERVICE (12B-1) PLAN

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 or Class 3 shares. Because these fees are paid out of each Portfolio's Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Each class of shares (Class 1, Class 2 and Class 3) of each Portfolio (other than the Cash Management Portfolio) are also subject to distribution fees pursuant to a Rule 12b-1 plan. Each Portfolio may participate in directed brokerage programs whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor"). The Distributor will use the money to pay for expenses designed to promote the sale of shares of each Portfolio. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of the respective class of shares of each Portfolio. Because these distribution fees are paid for out of directed brokerage, these fees will not increase the cost of your investment or affect your return.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of the Class 2 or Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 1, Class 2 and Class 3 shares are subject to service and distribution and/or service fees pursuant to a Rule 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

    ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND GOLDMAN SACHS
                              RESEARCH PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGY FOR THE "DOGS" OF WALL STREET PORTFOLIO

The "DOGS" OF WALL STREET PORTFOLIO employs a passively managed "buy and hold" strategy that annually selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the Portfolio will not change over the course of the year, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The annual selection of the thirty stocks that meet these criteria takes place no later than January 15th, on the basis of information as of the preceding December 31st. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser invests the additional funds in the selected stocks based on each stock's respective percentage of the Portfolio's assets. Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.

INVESTMENT STRATEGY FOR THE GOLDMAN SACHS RESEARCH PORTFOLIO

The Goldman Sachs Research Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity investments selected for their potential to achieve capital appreciation over the long term. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in approximately 40-50 companies that are considered by its Subadviser to be positioned for long-term growth or are positioned as value opportunities which, in the Subadviser's view, have identifiable competitive advantages and whose intrinsic value is not reflected in the stock price.

The Portfolio may invest in securities of any capitalization. Although the Portfolio will invest primarily in publicly traded U.S. securities (including securities of foreign issuers that are traded in the United States), it may invest up to 20% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

A committee of portfolio managers representing the Subadviser's Value and Growth investment teams will meet regularly to discuss stock selection and portfolio construction for the Portfolio. The Subadviser will rely on research generated by the portfolio managers/analysts that comprise the Subadviser's Value and Growth Investment teams. Under normal circumstances, the Portfolio expects its portfolio to be approximately balanced between value and growth opportunities. The Portfolio will be rebalanced annually or more frequently as opportunities arise.

The Portfolio may invest in the aggregate up to 20% of its net assets in fixed income securities, such as government, corporate and bank debt obligations.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What are the         - Fixed income     - Fixed income     - Fixed income     - Fixed income     - Foreign
  Portfolio's            securities:        securities:        securities:        securities:        securities:
  principal              - U.S. treasury    - corporate        - U.S. and non-    - junk bonds       - emerging
  investments?             bills              bonds              U.S.             - convertible        market
                         - agency           - investment         government         bonds              government
                           discount           grade fixed        securities       - preferred          securities
                           notes              income           - investment         stocks           - emerging
                         - commercial         securities         grade            - zero coupon        market
                           paper            - junk bonds         corporate          and deferred       corporate
                         - corporate        - U.S.               bonds              interest           debt
                           debt               government       - mortgage and       bonds              instruments
                           instruments        securities         asset-backed                        - Eurobonds
                       - Short-term                              securities                          - Brady bonds
                         investments                         - Short-term                          - Junk bonds
                         - repurchase                          investments
                           agreements                        - Currency
                         - bank                                transactions
                           obligations                       - Foreign
                                                               securities
------------------------------------------------------------------------------------------------------------------------
  What other types of  N/A                - Fixed income     - Options and      - Equity           - Currency
  investments or                            securities:        futures            securities:        transactions
  strategies may the                        - preferred      - Forward            - convertible    - Illiquid
  Portfolio use to a                          stocks           commitments          securities       securities (up
  significant extent?                       - zero coupon,   - Mortgage and       - warrants         to 15%)
                                              deferred         currency swaps   - Fixed income     - Borrowing for
                                              interest and   - Credit,            securities:        temporary or
                                              PIK bonds        interest- rate     - U.S.             emergency
                                              (up to 35%)      and total            government       purposes
                                          - Foreign            return swaps         securities       (up to 33 1/3%)
                                            securities       - Hybrid             - investment
                                          - When-issued and    instruments          grade bonds
                                            delayed          - Deferred         - Foreign
                                            delivery           interest bonds     securities
                                            transactions     - Inverse          - PIK bonds
                                          - Illiquid           floaters         - Short-term
                                            securities (up   - Illiquid           investments
                                            to 15%)            securities (up
                                          - Pass-through       to 15%)
                                            securities       - Pass-through
                                          - Convertible        securities
                                            securities       - Borrowing for
                                                               temporary or
                                                               emergency
                                                               purposes
                                                               (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term       - Short-term       - Mortgage dollar  - Borrowing for    - Hybrid
  investments may the    investments        investments        rolls              temporary or       instruments
  Portfolio use as       - municipal      - Defensive        - Zero coupon,       emergency        - Options and
  part of efficient        obligations      investments        deferred           purposes           Futures
  portfolio                               - Options and        interest and       (up to 33 1/3%)  - Forward
  management or to                          futures            PIK bonds        - Illiquid           commitments
  enhance return?                           (up to 10%)      - Firm               securities
                                          - Borrowing for      commitments and    (up to 15%)
                                            temporary or       when-issued or   - Loan
                                            emergency          delayed --         participations
                                            purposes           delivery           and assignments
                                            (up to 33 1/3%)    transactions     - Short sales
                                          - Securities       - Forward          - Rights
                                            lending            commitments
                                            (up to 33 1/3%)  - Loan
                                          - Currency           participations
                                            transactions       and assignments
                                          - Currency swaps   - Securities
                                          - Credit swaps       lending (up to
                                          - Interest rate      33 1/3%)
                                            swaps, caps,     - Interest rate
                                            floors and         swaps, caps and
                                            collars            collars
                                          - Total return
                                            swaps
                                          - Hybrid
                                            instruments
------------------------------------------------------------------------------------------------------------------------
  What additional      - Interest rate    - Credit quality   - Interest rate    - Credit quality   - Foreign
  risks normally         fluctuations     - Interest rate      fluctuations     - Interest rate      exposure
  affect the           - Securities         fluctuations     - Credit quality     fluctuations     - Emerging
  Portfolio?             selection        - Market           - Currency         - Securities         markets
                                            volatility         volatility         selection        - Credit quality
                                          - Small and        - Derivatives      - Market           - Interest rate
                                            medium sized     - Market             volatility         fluctuations
                                            companies          volatility       - Short sales      - Illiquidity
                                          - Securities       - Non-diversified    risks            - Securities
                                            selection          status                                selection
                                          - Derivatives      - Foreign                             - Market
                                                               exposure                              volatility
                                                             - Hedging                             - Currency
                                                             - Securities                            volatility
                                                               selection                           - Derivatives
                                                             - Emerging                            - Non-diversified
                                                               markets                               status
------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                             BALANCED OR ASSET ALLOCATION PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
                                                       SUNAMERICA
                                                        BALANCED                                MFS TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal   - Equity securities:                        - Equity securities (at least 40%, but not
  investments?                           - common stocks                             more than 75%):
                                       - Fixed income securities:                    - common stocks
                                         - U.S. government securities                - convertible securities
                                         - corporate debt instruments                - rights
                                                                                   - Fixed income securities (at least 25%):
                                                                                     - U.S. government securities
                                                                                     - pass-through securities
                                                                                     - corporate debt instruments
                                                                                     - preferred stocks
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments or   - Equity securities:                        - Foreign securities (up to 20%):
  strategies may the Portfolio use to    - small-cap stocks (up to 20%)              - Brady bonds
  a significant extent?                - Short-term investments                      - depositary receipts
                                       - Defensive investments                       - fixed income securities (U.S. dollar
                                       - Foreign securities                            denominated)
                                       - Illiquid securities (up to 15%)           - Junk bonds (up to 20%)
                                                                                   - Securities lending (up to 33 1/3%)
                                                                                   - Emerging markets
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments may  - Options and futures                       - Municipal bonds
  the Portfolio use as part of         - Currency transactions                     - Warrants
  efficient portfolio management or    - Borrowing for temporary or emergency      - Zero-coupon, deferred interest and PIK
  to enhance return?                     purposes (up to 33 1/3%)                    bonds when-issued and delayed-delivery
                                       - Securities lending (up to 33 1/3%)          transactions
                                                                                   - Hybrid instruments
                                                                                   - Inverse floaters
                                                                                   - Options and futures
                                                                                   - Currency transactions
                                                                                   - Forward commitments
                                                                                   - Registered investment companies
                                                                                   - Short-term investments
                                                                                     - repurchase agreements
                                                                                   - Loan participations
                                                                                   - Equity swaps
                                                                                   - Roll transactions
                                                                                   - Short sales
                                                                                   - Variable and floating rate obligations
---------------------------------------------------------------------------------------------------------------------------------
  What additional risks normally       - Market volatility                         - Securities selection
  affect the Portfolio?                - Interest rate fluctuations                - Market volatility
                                       - Credit quality                            - Foreign exposure
                                       - Currency volatility                       - Interest rate fluctuations
                                       - Foreign exposure                          - Credit quality
                                       - Derivatives                               - Active trading
                                       - Hedging                                   - Prepayment
---------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                    EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------
                                                      FEDERATED       DAVIS VENTURE
               TELECOM UTILITY    GROWTH-INCOME    AMERICAN LEADERS       VALUE
-----------------------------------------------------------------------------------------
  What are     - Equity          - Equity          - Equity          - Equity
  the            securities:       securities:       securities:       securities:
  Portfolio's    - mid-cap         - large-cap       - large-cap       - large-cap
  principal        stocks            stocks            stocks            stocks
 investments?    - large-cap       - mid-cap
                   stocks            stocks
                 - small-cap
                   stocks
                 - convertible
                   securities
               - REITs
-----------------------------------------------------------------------------------------
  What other   - Fixed income    - Foreign         - Equity          - Mid-cap stocks
  types of       securities:       securities        securities:     - Foreign
  investments    - corporate       (up to 25%)       - mid-cap         securities
  or               bonds                               stocks
  strategies     - investment                      - Foreign
  may the          grade fixed                       securities:
  Portfolio        income                            - ADRs
  use to a         securities
  significant    - preferred
  extent?          stocks
-----------------------------------------------------------------------------------------
  What other   - Short-term      - Short-term      - Short-term      - Short-term
  types of       investments       investments       investments       investments
  investments  - Defensive       - Defensive       - Defensive       - Defensive
  may the        investments       investments       investments       investments
  Portfolio    - Options and     - Borrowing for   - Options and     - U.S.
  use as part    futures           temporary or      futures           government
  of           - Borrowing for     emergency       - Borrowing for     securities
  efficient      temporary or      purposes          temporary or
  portfolio      emergency         (up to            emergency
  management     purposes (up      33 1/3%)          purposes
  or to          to 33 1/3%)     - Options and       (up to
  enhance      - Securities        futures           33 1/3%)
  return?        lending                           - Securities
                 (up to                              lending
                 33 1/3%)                            (up to
               - ETFs                                33 1/3%)
-----------------------------------------------------------------------------------------
  What         - Market          - Market          - Market          - Market
  additional     volatility        volatility        volatility        volatility
  risks        - Utility         - Securities      - Securities      - Securities
  normally       industry          selection         selection         selection
  affect the   - Active trading  - Active trading
  Portfolio?                     - Growth stocks
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                         EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
                      "DOGS" OF WALL                              GOLDMAN SACHS       MFS MASSACHUSETTS
                          STREET           ALLIANCE GROWTH           RESEARCH          INVESTORS TRUST        MARSICO GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities:  - Equity securities:  - Equity securities   - Equity securities:
  Portfolio's        - large-cap stocks    - large-cap stocks    - common stocks       (at least 65%):       - large-cap stocks
  principal                                                      - warrants            - common stocks
  investments?                                                   - rights              - convertible
                                                                 - convertible           securities
                                                                   securities        - Fixed income
                                                               - Equity swaps          securities:
                                                                 (up to 15%)           - preferred stocks
                                                               - Preferred stocks    - Foreign
                                                               - Emerging market       securities:
                                                                 securities            - depositary
                                                                                         receipts
-----------------------------------------------------------------------------------------------------------------------------------
  What other       N/A                   - Foreign securities  - Small-cap stocks    - Foreign securities  - Foreign securities
  types of                                 (up to 25%)         - Currency              (up to 20%)           (up to 25%)
  investments may                                                transactions        - Securities lending  - Fixed income
  the Portfolio                                                - Futures               (up to 33 1/3%)       securities:
  or strategies                                                - Foreign securities                          - U.S. government
  use to a                                                       (up to 20%)                                   securities
  significant                                                  - Hybrid instruments                          - preferred stocks
  extent?                                                        (up to 15%);                                - junk bonds
                                                                 - structured                                  (up to 10%)
                                                                   securities                                - investment grade
                                                                 - SPDRs (up to                                fixed income
                                                                   10%)                                        securities
                                                               - Registered                                  - zero-coupon,
                                                                 investment                                    deferred
                                                                 companies (up to                              interest and PIK
                                                                 10% and including                             bonds
                                                                 ETFs)                                     - Convertible
                                                               - REITs                                       securities
                                                               - U.S. government                           - Warrants
                                                                 securities                                - Forward commitment
                                                               - Corporate debt                              agreements
                                                                 instruments                               - When-issued and
                                                               - Short-term                                  delayed-delivery
                                                                 investments                                 transactions
                                                               - Junk bonds (up to
                                                                 10%)
-----------------------------------------------------------------------------------------------------------------------------------
  What other       - Short-term          - Short-term          - Options             - Warrants            - Short-term
  types of           investments           investments         - Currency            - Zero-coupon,          investments
  investments may  - Defensive           - Defensive             transactions          deferred interest   - Defensive
  the Portfolio      investments           investments         - Forward               and PIK bonds         instruments
  use as part of   - Borrowing for       - Borrowing for         commitments         - Short sales         - Options and
  efficient          temporary or          temporary or        - When-issued and     - when issued and       futures
  portfolio          emergency purposes    emergency purposes    delayed delivery      delayed-delivery    - Borrowing for
  management or      (up to 33 1/3%)       (up to 33 1/3%)     - Borrowing for         transactions          temporary or
  to enhance       - Options and         - Options and           temporary or        - Futures               emergency purposes
  return?            futures               futures               emergency purposes  - Currency              (up to 33 1/3%)
                                                                 (up to 33 1/3%)       transactions        - Illiquid
                                                               - Short sales         - Forward               securities
                                                                 (up to 25% and        commitments           (up to 15%)
                                                                 only "against the   - Registered          - Currency
                                                                 box")                 investment            transactions
                                                               - Securities lending    companies
                                                                 (up to 33 1/3%)     - Short-term
                                                               - Repurchase            investments
                                                                 agreements            - repurchase
                                                               - Custodial receipts      agreements
                                                                 and trust           - Rights
                                                                 certificates        - Emerging markets
                                                                                     - Fixed income
                                                                                       securities:
                                                                                       - corporate debt
                                                                                         instruments
                                                                                       - U.S. government
                                                                                         securities
                                                                                     - Roll transactions
                                                                                     - Variable and
                                                                                       floating rate
                                                                                       obligations
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                         EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
                      "DOGS" OF WALL                              GOLDMAN SACHS       MFS MASSACHUSETTS
                          STREET           ALLIANCE GROWTH           RESEARCH          INVESTORS TRUST        MARSICO GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
  What additional  - Market volatility   - Market volatility   - Market volatility   - Market volatility   - Market volatility
  risks normally   - Securities          - Securities          - Securities          - Securities          - Securities
  affect the         selection             selection             selection             selection             selection
  Portfolio?       - Non-diversified     - Active trading      - Credit quality      - Large cap           - Non-diversified
                     status              - Growth stocks       - Derivatives           companies             status
                   - Illiquidity         - Large cap           - Illiquidity         - Growth stocks       - Foreign exposure
                   - Passively managed     companies           - Interest rate                             - Technology sector
                     strategy                                    fluctuation                               - Growth stocks
                                                               - Small companies
                                                               - Real estate
                                                                 industry
                                                               - Foreign exposure
                                                               - Unseasoned
                                                                 companies
                                                               - Growth stocks
                                                               - Short sale risks
-----------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                         EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------
                   PUTNAM GROWTH:                                               MFS MID-CAP
                      VOYAGER         BLUE CHIP GROWTH      REAL ESTATE            GROWTH
---------------------------------------------------------------------------------------------------
  What are the   - Equity            - Equity            - Equity            - Equity
  Portfolio's    securities            securities:       securities:           securities:
  principal                            - large-cap         - mid-cap stocks    - common stocks
  investments?                           stocks            - small-cap         - mid-cap stocks
                                       - mid-cap stocks      stocks            - convertible
                                                         - Fixed income          securities
                                                           securities:       - Fixed income
                                                           - preferred         securities:
                                                             stocks            - preferred
                                                         - REITs                 stocks
                                                                             - Foreign
                                                                               securities:
                                                                               - depositary
                                                                                 receipts
---------------------------------------------------------------------------------------------------
  What other     - Foreign           - Small-cap stocks  - Convertible       - Foreign
  types of         securities (up    - Foreign             stocks              securities
  investments      to 20%)             securities        - Foreign             (up to 20%)
  or strategies                                            securities        - Junk bonds
  may the                                                - Junk bonds          (up to 10%)
  Portfolio use                                            (up to 5%)
  to a                                                   - Corporate bonds
  significant
  extent?
---------------------------------------------------------------------------------------------------
  What other     - Short-term        - Short-term        - Short-term        - Warrants
  types of         investments         investments         investments       - Rights
  investments    - Currency            (up to 10%)       - Defensive         - Corporate debt
  may the          transactions      - Defensive           investments         instruments
  Portfolio use  - Defensive           instruments       - U.S. government   - U.S. Government
  as part of       investments       - Options and         securities          securities
  efficient      - Borrowing for       futures                               - Zero-coupon,
  portfolio        temporary or      - Borrowing for                           deferred
  management or    emergency           temporary or                            interest and PIK
  to enhance       purposes            emergency                               bonds
  return?        - Options and         purposes                              - Short sales
                   futures             (up to 33 1/3%)                       - When issued and
                 - Warrants          - Securities                              delayed-delivery
                 - Hybrid              lending                                 transactions
                   instruments         (up to 33 1/3%)                       - Options and
                 - Small and medium                                            futures
                   size companies                                            - Currency
                                                                               transactions
                                                                             - Forward
                                                                               commitments
                                                                             - Registered
                                                                               investment
                                                                               companies
                                                                             - Short-term
                                                                               investments
                                                                             - Securities
                                                                               lending
                                                                               (up to 33 1/3%)
                                                                             - Variable and
                                                                               floating rate
                                                                               obligations
---------------------------------------------------------------------------------------------------
  What           - Market            - Market            - Market            - Market
  additional       volatility          volatility          volatility          volatility
  risks          - Securities        - Securities        - Securities        - Securities
  normally         selection           selection           selection           selection
  affect the     - Growth stocks     - Active trading    - Real estate       - Medium sized
  Portfolio?     - IPO investing     - Interest rate       industry            companies
                 - Derivatives         fluctuation       - Small and medium  - Foreign exposure
                 - Hedging           - Growth stocks       sized companies   - Emerging markets
                                     - Derivatives                           - Growth stocks
                                     - Hedging                               - Non-diversified
                                                                               status
                                                                             - Active trading
                                                                             - Credit quality
---------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                          EQUITY PORTFOLIOS
------------------------------------------------------------------------------------------------------
                                              GROWTH                             SMALL & MID CAP
                    AGGRESSIVE GROWTH     OPPORTUNITIES         TECHNOLOGY       VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity
  Portfolio's         securities:         securities:         securities:         securities
  principal           - small-cap         - mid-cap stocks    - large-cap         - small- and
  investments?          stocks                                  stocks              mid-cap stocks
                      - mid-cap stocks                        - mid-cap stocks
                      - convertible                           - small-cap
                        securities                              stocks
                      - warrants
                    - Defensive
                      investments
                    - Options and
                      futures
------------------------------------------------------------------------------------------------------
  What other types  - Large-cap stocks  - Small-cap stocks  - Foreign           - Foreign
  of investments                        - Large-cap stocks    securities          securities (up
  or strategies                                                                   to 15%)
  may the                                                                       - Convertible
  Portfolio use to                                                                securities (up
  a significant                                                                   to 20%)
  extent?                                                                       - Illiquid
                                                                                  securities (up
                                                                                  to 15%)
                                                                                - Rights and
                                                                                  warrants (up to
                                                                                  10%)
                                                                                - Options and
                                                                                  futures
------------------------------------------------------------------------------------------------------
  What other types  - Borrowing for     - Short-term        - Warrants          - Derivatives
  of investments      temporary or        investments       - Rights              - put and call
  may the             emergency           (up to 10%)       - Illiquid              options (U.S.
  Portfolio use as    purposes          - Defensive           securities            and non-U.S.
  part of             (up to 33 1/3%)     investments         (up to 15%)             exchanges)
  efficient         - Options and       - Options and       - Options and         - futures
  portfolio           futures             futures             futures               contracts
  management or to  - Illiquid                                                    - forward
  enhance return?     securities                                                    commitments
                      (up to 15%)                                                 - swaps
                    - Short-term                                                - Short sales
                      investments                                               - Currency swaps
                                                                                - Forward currency
                                                                                  exchange
                                                                                  contracts
                                                                                - Repurchase
                                                                                  agreements
                                                                                - Borrowing for
                                                                                  temporary or
                                                                                  emergency
                                                                                    purposes (up
                                                                                  to 33 1/3%)
                                                                                - Securities
                                                                                  lending
                                                                                  (up to 33 1/3%)
                                                                                - Short-term
                                                                                  investments
                                                                                  - cash
                                                                                  - cash
                                                                                    equivalents
                                                                                  - other high
                                                                                    quality
                                                                                    short-term
                                                                                    investments
                                                                                  - money market
                                                                                    securities
                                                                                  - short-term
                                                                                    debt
                                                                                    securities
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                          EQUITY PORTFOLIOS
------------------------------------------------------------------------------------------------------
                                              GROWTH                             SMALL & MID CAP
                    AGGRESSIVE GROWTH     OPPORTUNITIES         TECHNOLOGY       VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------
  What additional   - Market            - Market            - Market            - Small and medium
  risks normally      volatility          volatility          volatility          sized companies
  affect the        - Securities        - Securities        - Securities        - Market
  Portfolio?          selection           selection           selection           volatility
                    - IPO investing     - Small and medium  - Technology        - Securities
                    - Illiquidity         sized companies     sector              selection
                    - Interest rate     - Derivatives       - IPO investing     - Sector risk
                      fluctuations      - Hedging           - Derivatives       - Foreign exposure
                    - Small and medium  - Growth stocks     - Active trading    - Currency
                      sized companies   - Technology        - Growth stocks       volatility
                    - Credit quality      sector            - Foreign exposure  - Derivatives
                    - Derivatives                           - Small and medium  - Credit quality
                    - Hedging                                 sized companies   - Interest rate
                    - Emerging markets                      - Hedging             fluctuations
                    - Growth stocks                                             - Illiquidity
                    - Active trading                                            - Short sale risk
                    - Technology                                                - Hedging
                      sector                                                    - Technology
                                                                                  sector
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                 INTERNATIONAL PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
                      INTERNATIONAL                           INTERNATIONAL                           FOREIGN VALUE
                    GROWTH AND INCOME    GLOBAL EQUITIES       DIVERSIFIED       EMERGING MARKETS       PORTFOLIO
                                                                 EQUITIES
--------------------------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity            - Foreign
  Portfolio's         securities:         securities:         securities          securities:         securities
  principal           - large-cap         - large-cap       - Foreign             - small-cap         - emerging
  investments?          stocks              stocks            securities            stocks              markets (up to
                        (foreign)         - mid-cap stocks                        - mid-cap stocks      25%)
                    - Foreign           - Foreign                               - Foreign             - ADRs, EDRs and
                      securities          securities                              securities            GDRs
                                                                                                      - foreign debt
                                                                                                        securities (up
                                                                                                        to 25%)
                                                                                                    - Equity
                                                                                                      securities
--------------------------------------------------------------------------------------------------------------------------
  What other types  - Equity            N/A                 - Equity            - Hybrid            - Unlisted foreign
  of investments      securities:                             securities:         instruments         securities (up
  or strategies       - mid-cap stocks                        - convertible     - Equity swaps        to 15%)
  may the               (foreign)                               securities      - Options and       - Securities with
  Portfolio use to  - Foreign                                 - warrants          futures             limited trading
  a significant       securities:                             - rights                                market (up to
  extent?             - emerging                            - Futures                                 10%)
                        markets                                                                     - Derivatives
                                                                                                    - Swaps
                                                                                                    - Illiquid
                                                                                                      securities (up
                                                                                                      to 15%)
--------------------------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Short-term        - Short-term        N/A                 - Short-term
  of investments      securities:         investments         investments                             investments
  may the             - small-cap       - Currency          - Defensive                               - cash
  Portfolio use as      stocks            transactions        investments                             - cash
  part of               (foreign)       - Defensive         - Currency                                  equivalents
  efficient           - large-cap         investments         transactions                            - other high
  portfolio             stocks (U.S.)   - Borrowing for     - Illiquid                                  quality
  management or to  - Currency            temporary or        securities                                short-term
  enhance return?     transactions        emergency           (up to 15%)                               investments
                    - Short-term          purposes (up to   - Options and                             - money market
                      investments         33 1/3%)            futures                                   securities
                    - Hybrid            - Options and       - Forward                                 - short-term
                      instruments         futures             commitments                               debt
                    - Equity swaps                          - Registered                                securities
                                                              investment                            - Fixed income
                                                              companies                               securities
                                                            - Firm commitment                         - U.S. and
                                                              agreements                                foreign
                                                            - Securities                                companies
                                                              lending                                 - U.S. and
                                                              (up to 33 1/3%)                           foreign
                                                                                                        governments
                                                                                                    - Unseasoned
                                                                                                      companies (up to
                                                                                                      5%)
                                                                                                    - Warrants (up to
                                                                                                      5%)
                                                                                                    - Junk bonds (up
                                                                                                      to 5%)
                                                                                                    - Swaps (up to 5%)
                                                                                                    - Borrowing for
                                                                                                      temporary or
                                                                                                      emergency
                                                                                                        purposes (up
                                                                                                      to 33 1/2%)
--------------------------------------------------------------------------------------------------------------------------
  What additional   - Currency          - Market            - Market            - Currency          - Foreign exposure
  risks normally      volatility          volatility          volatility          volatility        - Currency
  affect the        - Foreign exposure  - Securities        - Foreign exposure  - Foreign exposure    volatility
  Portfolio?        - Market              selection         - Securities        - Emerging markets  - Market
                      volatility        - Active trading      selection         - Growth stocks       volatility
                    - IPO investing     - Currency          - Emerging markets  - IPO investing     - Securities
                    - Securities          volatility        - Growth stocks     - Market              selection
                      selection         - Foreign exposure  - Active trading      volatility        - Technology
                    - Hedging           - Growth stocks     - Currency          - Securities          sector
                    - Growth stocks     - Derivatives         volatility          selection         - Financial
                    - Emerging markets  - Hedging           - Sector risk       - Derivatives         institutions
                                        - Emerging markets  - Derivatives                             sector
                                                            - Hedging                               - Emerging markets
                                                                                                    - Hedging
                                                                                                    - Sector risk
                                                                                                    - Derivatives
                                                                                                    - Interest rate
                                                                                                      fluctuations
                                                                                                    - Credit quality
                                                                                                    - Illiquidity
                                                                                                    - Unseasoned
                                                                                                      companies
                                                                                                    - Junk bonds
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes, a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - HIGH INCOME SECURITIES, with respect to the Worldwide High Income Portfolio, are defined as medium and lower-grade income securities, which include securities rated at the time of purchase BBB or lower by Standard & Poor's ("S&P") or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the Subadviser to be comparable quality at the time of purchase.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser. With respect to the FOREIGN VALUE and CORPORATE BOND PORTFOLIOS, foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) STRUCTURED SECURITIES and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE SWAPS are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FINANCIAL INSTITUTIONS SECTOR. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in this sector may be very sensitive to interest rate changes throughout the world.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of "Dogs" of Wall Street Portfolio, this entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with applicable federal tax laws). In other cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

REAL ESTATE INDUSTRY: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

SECTOR RISK: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

UNSEASONED COMPANIES: Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

UTILITY INDUSTRY: Risks include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
(vii) potential effect of deregulation.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2004, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
Cash Management Portfolio....................            0.49%
Corporate Bond Portfolio.....................            0.57%
Global Bond Portfolio........................            0.69%
High-Yield Bond Portfolio....................            0.62%
Worldwide High Income Portfolio..............            1.00%
SunAmerica Balanced Portfolio................            0.62%
MFS Total Return Portfolio...................            0.65%
Telecom Utility Portfolio....................            0.75%
Growth-Income Portfolio......................            0.55%
Federated American Leaders Portfolio.........            0.70%
Davis Venture Value Portfolio................            0.72%
"Dogs" of Wall Street Portfolio..............            0.60%
Alliance Growth Portfolio....................            0.61%
Goldman Sachs Research Portfolio.............            1.20%
MFS Massachusetts Investors Trust
  Portfolio..................................            0.70%
Putnam Growth: Voyager Portfolio.............            0.83%
Blue Chip Growth Portfolio...................            0.70%
Real Estate Portfolio........................            0.79%
MFS Mid-Cap Growth Portfolio.................            0.75%
Aggressive Growth Portfolio..................            0.71%
Growth Opportunities Portfolio...............            0.75%

                  PORTFOLIO                              FEE
                  ---------                              ---
Marsico Growth Portfolio.....................            0.85%
Technology Portfolio.........................            1.20%
Small & Mid Cap Value Portfolio..............            1.00%
International Growth and Income Portfolio....            0.96%
Global Equities Portfolio....................            0.78%
International Diversified Equities
  Portfolio..................................            1.00%
Emerging Markets Portfolio...................            1.25%
Foreign Value Portfolio......................            1.00%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. Alliance does business in certain circumstances, including its role as Subadviser to the Small & Mid Cap Value Portfolio of the Trust, using the name Bernstein Investment Research and Management, a unit of Alliance Capital Management L.P. (Bernstein). AllianceBernstein Institutional Research and Management is the institutional marketing and client servicing unit of Alliance. AllianceBernstein Investment Research and Management is the retail distribution unit of Alliance. As of December 31, 2003, Alliance had approximately $475 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2003, BACAP had over $201 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2003, Davis had approximately $46 billion in assets under management.

FEDERATED INVESTMENT MANAGEMENT COMPANY and FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA (collectively, Federated) are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Effective May 1, 2004, Federated Investment Management Company became Subadviser for the Corporate Bond Portfolio, and Federated Equity Management Company of Pennsylvania became Subadviser for the Telecom Utility Portfolio and the Federated American Leaders Portfolio. Previously, the Subadviser for each of these Portfolios was Federated Investment Counseling. Both the new Subadvisers and the previous Subadviser are wholly owned subsidiaries of Federated Investors, Inc. The change in Subadviser entities did not change the portfolio managers for the three Portfolios. Federated and affiliated companies serve as investment advisor to a number of investment companies and private accounts. As of December 31, 2003, Federated and affiliated companies had approximately $198 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (GSAM) is located at 32 Old Slip, New York, NY 10005. GSAM registered as an investment adviser in 1990. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (Goldman Sachs) served as the investment adviser for the Goldman Sachs Research and Global Bond Portfolios. On or about April 26, 2003, GSAM assumed Goldman Sachs' investment advisory responsibilities for these

Portfolios. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of December 31, 2003, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had approximately $375.7 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2003, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs, had approximately $375.7 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC (Marsico) is located at 1200 Seventeenth Street, Suite 1300, Denver, CO 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of December 31, 2003, Marsico managed approximately $30.2 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2003, MFS had approximately $140 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2003, MSIM Inc. together with its affiliated asset management companies had approximately $421 billion in assets under management with approximately $156.1 billion in institutional assets.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2003, Putnam had approximately $239.6 billion in assets under management.

TEMPLETON INVESTMENT COUNSEL, LLC (Templeton) is a Delaware limited liability company located at 500 E. Broward Boulevard, Suite 2100, Ft. Lauderdale, FL 33394. Templeton is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of December 31, 2003, Franklin Templeton Investments managed approximately $336 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each Portfolio is set forth below in the following table.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Cash Management            BACAP                       - Cash Investments Team          N/A
 Portfolio
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Federated                   - Joseph M. Balestrino           Mr. Balestrino joined
                                                          Senior Vice President and      Federated in 1986 as a Project
                                                          Portfolio Manager              Manager in the Product Design
                                                                                         Department and became an
                                                                                         Assistant Vice President and
                                                                                         Investment Analyst in 1991. He
                                                                                         became a Vice President and
                                                                                         portfolio manager in 1995 and
                                                                                         a Senior Vice President in
                                                                                         1998.
                                                        - Mark E. Durbiano               Mr. Durbiano joined Federated
                                                          Senior Vice President and      in 1982 as an Investment
                                                          Portfolio Manager              Analyst and became a Vice
                                                                                         President and portfolio
                                                                                         manager in 1988. He has been a
                                                                                         Senior Vice President since
                                                                                         1996.

                                                        - Christopher J. Smith           Mr. Smith joined Federated in
                                                          Vice President and Portfolio   1995 as a Portfolio Manager
                                                          Manager                        and Vice President. Prior to
                                                                                         joining Federated, he was an
                                                                                         Assistant Vice President at
                                                                                         Provident Life & Accident
                                                                                         Insurance Company from 1987
                                                                                         through 1994.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio      GSAM-International          - Andrew F. Wilson               Mr. Wilson joined GSAM in 1995
                                                          Managing Director, Co-Head     as a senior Global Fixed
                                                          of Global Fixed Income and     Income portfolio manager, was
                                                          Currency Management and        promoted to Managing Director
                                                          Senior Portfolio Manager       in 1999 and is now Co-Head of
                                                                                         the global fixed income and
                                                                                         currency business. During his
                                                                                         tenure with GSAM he has been
                                                                                         responsible for Global Fixed
                                                                                         Income positioning, is a
                                                                                         member of the Fixed Income
                                                                                         Investment Strategy group and
                                                                                         is also a member of the Global
                                                                                         Asset Allocation Committee.
                                                                                         Prior to joining GSAM Mr.
                                                                                         Wilson was a Senior Global
                                                                                         Fixed Income Portfolio Manager
                                                                                         at Rothschild Asset
                                                                                         Management.
                                                        - Philip Moffitt                 Mr. Moffitt joined GSAM in
                                                          Managing Director, Co-Head     1999. He is Co-Head of our
                                                          of Global Fixed Income and     Global Fixed Income and
                                                          Currency Management and        Currency Business. Prior to
                                                          Senior Portfolio Manager       joining GSAM he worked for
                                                                                         three years as a proprietary
                                                                                         trader for Tokai Asia Ltd in
                                                                                         Hong Kong. Before that Mr.
                                                                                         Moffitt spent ten years with
                                                                                         Bankers Trust Asset Management
                                                                                         in Australia, where he was a
                                                                                         Managing Director responsible
                                                                                         for all active global fixed
                                                                                         income funds as well as a
                                                                                         member of the Asset Allocation
                                                                                         Committee.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio       GSAM-International         - Iain Lindsay                   Mr. Lindsay, Head of Global
 (continued)                                              Executive Director, Global     Fixed Income and Currency
                                                          Fixed Income and Currency      Product Management, joined
                                                          and Portfolio Manager          GSAM in Jun-01 from JP Morgan
                                                                                         Investment Management where he
                                                                                         was a portfolio manager. Prior
                                                                                         to JP Morgan, Mr. Lindsay
                                                                                         headed the capital market
                                                                                         strategy team at Bank of
                                                                                         Montreal in London and was
                                                                                         senior fixed income strategist
                                                                                         with Credit Lyonnais in Paris.
---------------------------------------------------------------------------------------------------------------------------
 High-Yield Bond            SAAMCo                      - Bryan G. Petermann             Mr. Petermann joined SAAMco in
 Portfolio                                                Co-Portfolio Manager           2003 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Petermann is
                                                                                         currently Vice President,
                                                                                         Portfolio Manager, CDO/Mutual
                                                                                         Funds of AIG Global Investment
                                                                                         Corp. ("AIGGIC"). Prior to
                                                                                         joining AIGGIC in 2001, Mr.
                                                                                         Petermann served as the head
                                                                                         of the media/communications
                                                                                         group of American General
                                                                                         Investment Management, LP
                                                                                         ("AGIM") from 2000 to 2001.
                                                                                         From 1997 to 2000, he was Vice
                                                                                         President of Union Bank of
                                                                                         California.
                                                        - Greg A. Braun, CFA             Mr. Braun joined SAAMCo in
                                                          Co-Portfolio Manager           2003 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Vice President,
                                                                                         Portfolio Manager, CDO/Mutual
                                                                                         Funds of AIGGIC. Prior to
                                                                                         joining AIGGIC in 2001, Mr.
                                                                                         Braun headed up the group for
                                                                                         cyclical industries of AGIM
                                                                                         from 1996 to 2001.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Worldwide High Income      Van Kampen                  High Yield Team and Emerging
 Portfolio                                              Markets Debt Team
                                                        High Yield Team includes:
                                                        - Gordon W. Loery                Mr. Loery is an Executive
                                                          Executive Director and         Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Mr. Loery joined
                                                                                         Morgan Stanley & Co.
                                                                                         Incorporated (Morgan Stanley),
                                                                                         a MSIM Inc. affiliate in 1990
                                                                                         as a fixed income analyst and
                                                                                         has been a Portfolio Manager
                                                                                         with MSIM Inc.'s affiliate
                                                                                         Miller Anderson & Sherrerd,
                                                                                         LLP (MAS) since 1996.
                                                        - Sheila Finnerty                Ms. Finnerty is a Managing
                                                          Managing Director and          Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Ms. Finnerty
                                                                                         joined Morgan Stanley in 1993
                                                                                         and has been with MSIM Inc.
                                                                                         since 1998.
                                                        Emerging Markets Debt Team
                                                        includes:
                                                        - Eric Baurmeister               Mr. Baurmeister joined MSIM
                                                          Executive Director and         Inc. in 1997 and is a
                                                          Portfolio Manager              portfolio manager of the
                                                                                         emerging markets debt
                                                                                         portfolio. Prior to joining
                                                                                         MSIM Inc., he was a portfolio
                                                                                         manager at MIMCO from 1992 to
                                                                                         1996. He holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        - Fixed Income Investment Team   in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         Equity Investment Team headed
 Portfolio                                              by:
                                                        - David M. Calabro               Mr. Calabro joined MFS in 1992
                                                          Senior Vice President and      as a Vice President and equity
                                                          Portfolio Manager              analyst. He became a portfolio
                                                                                         manager in 1993 and was
                                                                                         promoted to Senior Vice
                                                                                         President in 1998.
                                                        Current members of the Team
                                                        include:
                                                        - Steven R. Gorham               Mr. Gorham, the manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1992, and has
                                                                                         been a portfolio manager since
                                                                                         2002.
                                                        - Michael W. Roberge             Mr. Roberge, the manager of
                                                          Senior Vice President and      the Portfolio's fixed income
                                                          Portfolio Manager              portion, joined MFS in 1996,
                                                                                         and has been a portfolio
                                                                                         manager since 2002.
                                                        - William J. Adams               Mr. Adams, manager of the bond
                                                          Vice President and Portfolio   portfolios, variable and
                                                          Manager                        off-shore investment products,
                                                                                         joined MFS in 1997. He was
                                                                                         promoted to Vice President in
                                                                                         1999, associate portfolio
                                                                                         manager in 2000 and portfolio
                                                                                         manager in 2001.
                                                        - Brooks Taylor                  Mr. Taylor is a Portfolio
                                                          Vice President and Portfolio   Manager of the equity portion.
                                                          Manager                        He joined MFS in 1996.
                                                        - Constantinos G. Mokas          Mr. Mokas, manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1990 as a
                                                                                         research analyst. He was
                                                                                         promoted to Assistant Vice
                                                                                         President in 1994, Vice
                                                                                         President in 1996 and
                                                                                         portfolio manager in 1998.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         - Kenneth J. Enright             Mr. Enright, a manager of the
 Portfolio (continued)                                    Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1986 as a
                                                                                         research analyst. He became an
                                                                                         Assistant Vice President in
                                                                                         1987, Vice President in 1988,
                                                                                         portfolio manager in 1993 and
                                                                                         Senior Vice President in 1999.
---------------------------------------------------------------------------------------------------------------------------
 Telecom Utility            Federated                   - John L. Nichol                 Mr. Nichol joined Federated in
 Portfolio                                                Vice President and Portfolio   September 2000 as an Assistant
                                                          Manager                        Vice President/Senior
                                                                                         Investment Analyst. Prior to
                                                                                         joining Federated, Mr. Nichol
                                                                                         was a portfolio manager for
                                                                                         the Public Employees
                                                                                         Retirement System of Ohio from
                                                                                         1992 through August 2000.
---------------------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio    Alliance                    - Michael R. Baldwin             Mr. Baldwin joined the company
                                                          Portfolio Manager and Senior   in 1989 as a research analyst.
                                                          Vice President                 He became a portfolio manager
                                                                                         in 1991 and was promoted to
                                                                                         Senior Vice President and
                                                                                         Associate Director of Research
                                                                                         in 1996.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - Kevin R. McCloskey             Mr. McCloskey, who joined
 Leaders Portfolio                                        Vice President and Portfolio   Federated in 1999 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From September 1994
                                                                                         to July 1999, he served as a
                                                                                         portfolio manager, and from
                                                                                         January 1994 to September
                                                                                         1994, he served as an
                                                                                         investment/quantitative
                                                                                         analyst at Killian Asset
                                                                                         Management Corpora-
                                                                                         tion. Mr. McCloskey holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.
                                                        - Steven J. Lehman               Mr. Lehman, who joined
                                                          Vice President and Senior      Federated in 1997 as a senior
                                                          Portfolio Manager              portfolio manager, is a Vice
                                                                                         President. From 1985 to 1997,
                                                                                         he served as portfolio manager
                                                                                         at First Chicago.
                                                        - John L. Nichol                 Mr. Nichol, who joined
                                                          Vice President and Portfolio   Federated in 2000 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From 1992 to 2000,
                                                                                         he served as portfolio manager
                                                                                         at Public Employees Retirement
                                                                                         System of Ohio. Mr. Nichols
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.
                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street      SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - James G. Reilly                Mr. Reilly joined Alliance
 Portfolio                                                Executive Vice President and   Capital in 1984 as a research
                                                          Head of Large Cap Growth       analyst. He became a portfolio
                                                          Team                           manager in 1993, was promoted
                                                                                         to Executive Vice President in
                                                                                         1999, and became the Large Cap
                                                                                         Growth Team Leader in 2003.
                                                        - Scott Wallace                  Mr. Wallace joined Alliance
                                                          Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research     GSAM                        - Eileen Rominger                Ms. Rominger joined GSAM as a
 Portfolio                                                Managing Director              portfolio manager and Chief
                                                          Chief Investment Officer,      Investment Officer of its
                                                          Value                          Value team in 1999. From 1981
                                                          Portfolio Manager              to 1999, she worked at
                                                                                         Oppenheimer Capital, most
                                                                                         recently as a senior portfolio
                                                                                         manager.
                                                        - Herbert E. Ehlers              Mr. Ehlers is Chief Investment
                                                          Managing Director              Officer for the Growth team
                                                          Chief Investment Officer,      and has been the lead manager
                                                          Growth Portfolio Manager       of strategy since its
                                                                                         inception in 1981. He served
                                                                                         as Chief Investment Officer of
                                                                                         Liberty Asset Management
                                                                                         ("Liberty") prior to GSAM's
                                                                                         acquisition of Liberty in
                                                                                         January 1997. Mr. Ehlers
                                                                                         joined Liberty's predecessor
                                                                                         firm, Eagle Asset Management,
                                                                                         in 1980.
---------------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts          MFS                         - John D. Laupheimer, Jr.        After joining MFS in 1981 as a
 Investors Trust                                          Senior Vice President and      research analyst, Mr.
 Portfolio                                                Portfolio Manager              Laupheimer became Assistant
                                                                                         Vice President in 1984, Vice
                                                                                         President in 1986, Portfolio
                                                                                         Manager in 1987, Investment
                                                                                         Officer in 1988, and Senior
                                                                                         Vice President in 1995.
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Brian O'Toole,                 Mr. O'Toole is a Managing
 Portfolio                                                Managing Director and Chief    Director and CIO of the Large
                                                          Investment Officer             Cap Growth team. He joined
                                                                                         Putnam in 2002 and has 16
                                                                                         years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Citigroup
                                                                                         Asset Management as Managing
                                                                                         Director and Head of U.S.
                                                                                         Growth from 1998 to 2002.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Anthony H. Elavia,             Dr. Elavia joined Putnam in
 Portfolio (continued)                                    Portfolio Manager              1999 and has 14 years of
                                                                                         investment experience. Prior
                                                                                         to joining Putnam, he was
                                                                                         President of TES Partners
                                                                                         (1998-1999) and Executive Vice
                                                                                         President of Voyager Asset
                                                                                         Management (1995-1998).
                                                        - Walton D. Pearson,             Mr. Pearson is Senior Vice
                                                          Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager of the Large Cap
                                                                                         Growth team. He joined Putnam
                                                                                         in 2003 and has 18 years of
                                                                                         investment experience. Before
                                                                                         joining Putnam he was with
                                                                                         Alliance Capital Management as
                                                                                         Senior Vice President,
                                                                                         Portfolio Manager from 1993 to
                                                                                         2003.
                                                        - David J. Santos,               Mr. Santos is Senior Vice
                                                          Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager of the Large Cap
                                                                                         Growth team. He joined Putnam
                                                                                         in 1986 and has 17 years of
                                                                                         investment experience.
---------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth           SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio      Davis                       - Andrew A. Davis                Mr. Davis has been employed by
                                                          Portfolio Manager              Davis since 1994 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager
                                                                                         and portfolio manager.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio      Davis                       - Chandler Spears                Mr. Spears joined Davis in
 (continued)                                              Portfolio Manager              2000 as a securities analyst.
                                                                                         Prior to his employment at
                                                                                         Davis, he served as director
                                                                                         of investor relations for
                                                                                         Charles E. Smith Residential
                                                                                         Realty and principal and
                                                                                         director of real estate
                                                                                         research of SNL Securities,
                                                                                         LC, both in Virginia.
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         - Eric B. Fischman               Mr. Fischman joined MFS as a
 Portfolio                                                Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000.
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001.
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities       SAAMCo                      - Brian P. Clifford              See above.
 Portfolio                                                Vice President and Portfolio
                                                          Manager
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Marsico Growth Portfolio   Marsico                     - Thomas F. Marsico              Mr. Marsico formed Marsico in
                                                          Chairman and Chief Executive   1997. From 1988 to 1997, he
                                                          Officer                        was an Executive Vice
                                                                                         President and Portfolio
                                                                                         Manager at Janus Capital
                                                                                         Corporation.
---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio       Van Kampen                  Large Cap Growth Team and
                                                        Small Mid Cap Growth Team
                                                        Current members include:
                                                        - Alexander L. Umansky           Mr. Umansky joined MSIM Inc.
                                                         Executive Director and          as a compliance analyst in
                                                        Portfolio Manager                1994 and has been a Portfolio
                                                                                         Manager since 1998. From 1996
                                                                                         to 1998 he was a research
                                                                                         analyst in MSIM Inc.'s
                                                                                         Institutional Equity Group
                                                                                         focusing primarily on
                                                                                         technology.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Small & Mid Cap Value      AllianceBernstein           - Day-to-day investment
 Portfolio                                                management decisions for the
                                                          Portfolio are made by the
                                                          Investment Policy Group for
                                                          Small- and
                                                          Mid-Capitalization Value
                                                          Equities
                                                        - Joseph Gerard Paul is the      Mr. Paul joined Alliance in
                                                          Chief Investment Officer for   1987 and is currently a Senior
                                                          Small- and                     Vice President and Chief
                                                          Mid-Capitalization Value       Investment Officer for Small-
                                                          Equities                       and Mid-Capitalization Value
                                                                                         Equities and Alliance's
                                                                                         Advanced Value Fund, a
                                                                                         long-biased hedge fund. Prior
                                                                                         to his involvement with these
                                                                                         funds, Mr. Paul was a research
                                                                                         analyst covering the
                                                                                         automobile industry and was
                                                                                         named to the Institutional
                                                                                         Investor All-America Research
                                                                                         Team every year from 1991
                                                                                         through 1996.
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - George W. Stairs               Mr. Stairs joined Putnam in
 Income Portfolio                                         CFA, Senior Vice President     1994 and has 16 years of
                                                          and Senior Portfolio Manager   investment experience. He is
                                                                                         responsible for Asia Pacific
                                                                                         core equity, international
                                                                                         core equity, and international
                                                                                         value equity portfolios and is
                                                                                         a member of the teams that
                                                                                         manage Putnam International
                                                                                         Growth Fund and Putnam
                                                                                         International Growth and
                                                                                         Income Fund.
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          CFA, Managing Director and     1995 and has 15 years of
                                                          Senior Portfolio Manager       investment industry
                                                                                         experience. She is part of the
                                                                                         team that manages Putnam
                                                                                         International Growth and
                                                                                         Income Fund and Putnam Global
                                                                                         Growth and Income Fund.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    - Stephen Beinhacker             Mr. Beinhacker joined the
 Portfolio                                                Senior Vice President and      company in 1992 as Director of
                                                          Portfolio Manager              International Quantitative
                                                                                         Stock Analysis and portfolio
                                                                                         manager. He was promoted to
                                                                                         Senior Vice President in 1998.
---------------------------------------------------------------------------------------------------------------------------
 International              Van Kampen                  Active Allocation Team
 Diversified Equities                                   Current members include:
 Portfolio
                                                        - Ann Thivierge                  Ms. Thivierge joined MSIM Inc.
                                                          Managing Director and          in 1986 and is currently a
                                                          Portfolio Manager              Managing Director.
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler,               Mr. Oler is a Senior Vice
 Portfolio                                                CFA, Senior Vice President     President and Senior Portfolio
                                                          and Senior Portfolio Manager   Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 18
                                                                                         years of investment
                                                                                         experience.
                                                        - Daniel Grana,                  Mr. Grana is a Vice President
                                                          CFA, Vice President and        and Portfolio Manager on the
                                                          Portfolio Manager              Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 9 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Foreign Value Portfolio    Templeton                   - Antonio T. Docal, CFA          Mr. Docal joined Templeton in
                                                          Senior Vice President,         2001 and is currently Senior
                                                          Portfolio Management/          Vice President, Portfolio
                                                          Research                       Manager and Research Analyst.
                                                                                         Prior to joining Templeton,
                                                                                         Mr. Docal was Vice President
                                                                                         and Director at Evergreen
                                                                                         Funds in Boston,
                                                                                         Massachusetts. Prior to that
                                                                                         position, he was principal and
                                                                                         co-founder of Docal
                                                                                         Associates, Inc., an
                                                                                         import/export and marketing
                                                                                         consultant firm in
                                                                                         Connecticut. Prior to that he
                                                                                         was an Assistant Treasurer in
                                                                                         the Mergers and Acquisitions
                                                                                         Department of J.P. Morgan. He
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. Class 1, Class 2 and/or Class 3 shares are not offered in all Portfolios. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

--------------------------------------------------------------------------------------------------------------------------

                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
       ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                            Cash Management Portfolio Class 1
     1/31/00      $10.67      $0.51         $   --         $ 0.51        $(0.24)        $   --         $(0.24)      $10.94
     1/31/01       10.94       0.66          (0.02)          0.64         (0.45)            --          (0.45)       11.13
     1/31/02       11.13       0.37           0.02           0.39         (0.45)            --          (0.45)       11.07
     1/31/03       11.07       0.15          (0.02)          0.13         (0.37)            --          (0.37)       10.83
     1/31/04       10.83       0.08           0.00           0.08         (0.23)            --          (0.23)       10.68
                                            Cash Management Portfolio Class 2
     7/9/01@-
     1/31/02       11.34       0.12           0.03           0.15         (0.44)            --          (0.44)       11.05
     1/31/03       11.05       0.12           0.01           0.13         (0.36)            --          (0.36)       10.82
     1/31/04       10.82       0.06          (0.01)          0.05         (0.21)            --          (0.21)       10.66
                                            Cash Management Portfolio Class 3
     9/30/02@-
     1/31/03       10.78       0.02           0.01           0.03            --             --             --        10.81
     1/31/04       10.81       0.04           0.01           0.05         (0.21)            --          (0.21)       10.65
                                             Corporate Bond Portfolio Class 1
     1/31/00       11.99       0.81          (1.15)         (0.34)        (0.53)            --          (0.53)       11.12
     1/31/01       11.12       0.89          (0.02)          0.87         (0.77)            --          (0.77)       11.22
     1/31/02       11.22       0.84          (0.26)          0.58         (0.63)            --          (0.63)       11.17
     1/31/03       11.17       0.80          (0.02)          0.78         (0.71)            --          (0.71)       11.24
     1/31/04       11.24       0.69           0.71           1.40         (0.72)            --          (0.72)       11.92
                                             Corporate Bond Portfolio Class 2
     7/9/01@-
     1/31/02       11.37       0.43             --           0.43         (0.63)            --          (0.63)       11.17
     1/31/03       11.17       0.73           0.03           0.76         (0.70)            --          (0.70)       11.23
     1/31/04       11.23       0.67           0.71           1.38         (0.70)            --          (0.70)       11.91
                                             Corporate Bond Portfolio Class 3
     9/30/02@-
     1/31/03       10.83       0.20           0.20           0.40            --             --             --        11.23
     1/31/04       11.23       0.61           0.75           1.36         (0.70)            --          (0.70)       11.89
                                              Global Bond Portfolio Class 1
     1/31/00       11.95       0.42          (0.66)         (0.24)        (0.47)         (0.41)         (0.88)       10.83
     1/31/01       10.83       0.45           0.63           1.08         (0.70)            --          (0.70)       11.21
     1/31/02       11.21       0.43           0.02           0.45         (1.03)            --          (1.03)       10.63
     1/31/03       10.63       0.42           0.25           0.67         (0.18)         (0.15)         (0.33)       10.97
     1/31/04       10.97       0.36           0.05           0.41            --             --             --        11.38
                                              Global Bond Portfolio Class 2
     7/9/01@-
     1/31/02       11.41       0.21           0.04           0.25         (1.03)            --          (1.03)       10.63
     1/31/03       10.63       0.38           0.27           0.65         (0.17)         (0.15)         (0.32)       10.96
     1/31/04       10.96       0.33           0.06           0.39            --             --             --        11.35
                                              Global Bond Portfolio Class 3
     9/30/02@-
     1/31/03       10.68       0.11           0.17           0.28            --             --             --        10.96
     1/31/04       10.96       0.30           0.08           0.38            --             --             --        11.34

---  ------------------------------------------------------------
                                         RATIO OF NET
                  NET       RATIO OF      INVESTMENT
                 ASSETS    EXPENSES TO    INCOME TO
                 END OF      AVERAGE       AVERAGE
      TOTAL      PERIOD        NET           NET        PORTFOLIO
     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
---  ------------------------------------------------------------
                  Cash Management Portfolio Class 1
        4.85%   $466,588       0.53%          4.82%         --%
        5.95     404,005       0.52           5.83          --
        3.48     600,741       0.52           3.31          --
        1.22     457,994       0.52           1.37          --
        0.72     244,351       0.54           0.69          --
                  Cash Management Portfolio Class 2
        1.34      22,093       0.68+          1.75+         --
        1.22      82,513       0.67           1.13          --
        0.48      54,706       0.69           0.54          --
                  Cash Management Portfolio Class 3
        0.28      10,355       0.76+          0.68+         --
        0.45      59,832       0.80           0.37          --
                   Corporate Bond Portfolio Class 1
       (2.75)    184,309       0.71           7.05          37
        8.11     199,334       0.69           7.99          36
        5.27     258,912       0.67           7.41          83
        7.17     263,378       0.65           7.17          45
       12.67     277,860       0.64           5.89          46
                   Corporate Bond Portfolio Class 2
        3.84      10,530       0.82+          7.05+         83
        6.99      40,274       0.80           6.87          45
       12.53      55,428       0.79           5.73          46
                   Corporate Bond Portfolio Class 3
        3.69       2,965       0.87+          5.87+         45
       12.31      29,614       0.90           5.56          46
                    Global Bond Portfolio Class 1
       (1.86)    127,145       0.84           3.68         189
       10.35     139,528       0.81(1)        4.07(1)      202
        4.03     145,556       0.81           3.84         193
        6.36     132,160       0.80           3.89          66
        3.74     114,854       0.82           3.17         115
                    Global Bond Portfolio Class 2
        2.17       2,873       0.97+          3.46+        193
        6.18      10,931       0.94           3.70          66
        3.56      14,577       0.97           3.00         115
                    Global Bond Portfolio Class 3
        2.62         848       0.98+          3.20+         66
        3.47       8,162       1.07           2.82         115

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
       ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                            High-Yield Bond Portfolio Class 1
     1/31/00      $11.14      $1.09        $(0.55)        $ 0.54        $(1.14)         $  --         $(1.14)      $10.54
     1/31/01       10.54       1.09         (1.44)         (0.35)        (1.11)            --          (1.11)        9.08
     1/31/02        9.08       0.98         (1.94)         (0.96)        (1.11)            --          (1.11)        7.01
     1/31/03        7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67
     1/31/04        5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00
                                            High-Yield Bond Portfolio Class 2
     7/9/01@-
     1/31/02        8.48       0.43         (0.80)         (0.37)        (1.11)            --          (1.11)        7.00
     1/31/03        7.00       0.57         (0.92)         (0.35)        (0.98)            --          (0.98)        5.67
     1/31/04        5.67       0.55          1.22           1.77         (0.45)            --          (0.45)        6.99
                                            High-Yield Bond Portfolio Class 3
     9/30/02@-
     1/31/03        5.21       0.18          0.28           0.46            --             --             --         5.67
     1/31/04        5.67       0.54          1.22           1.76         (0.45)            --          (0.45)        6.98
                                         Worldwide High Income Portfolio Class 1
     1/31/00       10.12       1.13          0.67           1.80         (1.33)            --          (1.33)       10.59
     1/31/01       10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74
     1/31/02        9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65
     1/31/03        7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54
     1/31/04        6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54
                                         Worldwide High Income Portfolio Class 2
     7/9/01@-
     1/31/02        8.92       0.45         (0.55)         (0.10)        (1.17)            --          (1.17)        7.65
     1/31/03        7.65       0.62         (0.70)         (0.08)        (1.05)            --          (1.05)        6.52
     1/31/04        6.52       0.49          1.13           1.62         (0.62)            --          (0.62)        7.52
                                         Worldwide High Income Portfolio Class 3
     11/11/02@-
     1/31/03        6.15       0.14          0.23           0.37            --             --             --         6.52
     1/31/04        6.52       0.49          1.11           1.60         (0.62)            --          (0.62)        7.50

---  ------------------------------------------------------------
                                         RATIO OF NET
                  NET       RATIO OF      INVESTMENT
                 ASSETS    EXPENSES TO    INCOME TO
                 END OF      AVERAGE       AVERAGE
      TOTAL      PERIOD        NET           NET        PORTFOLIO
     RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
---  ------------------------------------------------------------
                  High-Yield Bond Portfolio Class 1
        5.09%   $310,032      0.67%         10.00%        105%
       (3.44)    299,534      0.71(1)       10.98(1)       106
      (10.11)    255,845      0.71          12.18          148
       (3.92)    221,410      0.75          10.09          121
       32.41     311,063      0.73           9.09          125
                  High-Yield Bond Portfolio Class 2
       (3.92)      4,785      0.88+         11.22+         148
       (3.87)     18,881      0.91          10.15          121
       32.05      44,595      0.88           8.82          125
                  High-Yield Bond Portfolio Class 3
        8.83       3,165      1.04+(1)      10.74+(1)      121
       31.84      28,897      0.97           8.51          125
               Worldwide High Income Portfolio Class 1
       19.22     124,404      1.14(1)       10.66(1)       116
        3.67     117,236      1.10          10.84          158
       (8.61)     93,599      1.11(1)       10.97(1)       139
        0.45      77,847      1.15           9.55          103
       25.40      92,530      1.15           7.16          149
               Worldwide High Income Portfolio Class 2
       (0.25)      1,028      1.27+(1)      10.53+(1)      139
        0.10       3,247      1.29           9.44          103
       25.31       6,927      1.30           7.00          149
               Worldwide High Income Portfolio Class 3
        6.02         106      1.36+          9.43+         103
       24.95         718      1.39           6.74          149

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Gross of custody credits of 0.02%, 0.01% and 0.01%, for the periods ending January 31, 2000, January 31, 2001, and
        January 31, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
       ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                          SunAmerica Balanced Portfolio Class 1
     1/31/00      $17.24      $0.36        $ 1.80         $ 2.16        $(0.12)        $(0.22)        $(0.34)      $19.06
     1/31/01       19.06       0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64
     1/31/02       17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02
     1/31/03       14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
     1/31/04       11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
                                          SunAmerica Balanced Portfolio Class 2
     7/9/01@-
     1/31/02       15.65       0.13         (0.96)         (0.83)        (0.33)         (0.48)         (0.81)       14.01
     1/31/03       14.01       0.21         (2.31)         (2.10)        (0.33)            --          (0.33)       11.58
     1/31/04       11.58       0.16          1.95           2.11         (0.27)            --          (0.27)       13.42
                                          SunAmerica Balanced Portfolio Class 3
     9/30/02@-
     1/31/03       11.84       0.05         (0.32)         (0.27)           --             --             --        11.57
     1/31/04       11.57       0.14          1.96           2.10         (0.27)            --          (0.27)       13.40
                                           MFS Total Return Portfolio Class 1
     --                          --                           --
     1/31/00       15.84       0.48         (0.38)          0.10         (0.29)         (1.77)         (2.06)       13.88
     1/31/01       13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29
     1/31/02       16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39
     1/31/03       15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99
     1/31/04       13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21
                                           MFS Total Return Portfolio Class 2
     7/9/01@-
     1/31/02       16.17       0.20         (0.16)          0.04         (0.31)         (0.52)         (0.83)       15.38
     1/31/03       15.38       0.36         (1.31)         (0.95)        (0.28)         (0.18)         (0.46)       13.97
     1/31/04       13.97       0.33          2.52           2.85         (0.61)            --          (0.61)       16.21
                                           MFS Total Return Portfolio Class 3
     9/30/02@-
     1/31/03       13.61       0.09          0.27           0.36            --             --             --        13.97
     1/31/04       13.97       0.30          2.53           2.83         (0.59)            --          (0.59)       16.21

---  ------------------------------------------------------------
                                         RATIO OF NET
                  NET       RATIO OF      INVESTMENT
                 ASSETS    EXPENSES TO    INCOME TO
                 END OF      AVERAGE       AVERAGE
      TOTAL      PERIOD        NET           NET        PORTFOLIO
     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
---  ------------------------------------------------------------
                SunAmerica Balanced Portfolio Class 1
       12.76%   $509,054      0.66%          2.01%         197%
       (5.88)    575,039      0.64           1.87          333
      (15.86)    471,194      0.66           2.00          322
      (14.95)    310,531      0.68           1.91          611
       18.51     318,419      0.69           1.45          186
                SunAmerica Balanced Portfolio Class 2
       (5.26)      6,094      0.82+          1.63+         322
      (15.04)     19,712      0.82           1.72          611
       18.36      27,532      0.84           1.30          186
                SunAmerica Balanced Portfolio Class 3
       (2.28)        579      0.89+          1.33+         611
       18.25       6,581      0.95           1.20          186
                  MFS Total Return Portfolio Class 1
        0.29     208,919      0.76(1)        3.17(1)       116
       20.94     303,278      0.74(1)        3.42(1)       111
       (0.25)    469,605      0.73           2.93          105
       (5.96)    516,660      0.72(2)        2.81(2)        68
       20.73     630,428      0.74(2)        2.37(2)        49
                  MFS Total Return Portfolio Class 2
        0.39      20,010      0.88+          2.39+         105
       (6.12)     92,257      0.87(2)        2.62(2)        68
       20.58     141,025      0.89(2)        2.21(2)        49
                  MFS Total Return Portfolio Class 3
        2.65       6,325      0.98+(2)       2.24+(2)       68
       20.43      59,339      0.99(2)        2.05(2)        49

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%.
   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       MFS Total Return Class 1...............................  0.01%   0.02%
       MFS Total Return Class 2...............................  0.01    0.02
       MFS Total Return Class 3...............................  0.01    0.02

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------

                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Telecom Utility Portfolio Class 1
      1/31/00     $14.57      $0.48        $ 0.23         $ 0.71        $(0.24)        $(0.62)        $(0.86)      $14.42
      1/31/01      14.42       0.39         (1.83)         (1.44)        (0.38)         (0.21)         (0.59)       12.39
      1/31/02      12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01
      1/31/03      10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84
      1/31/04       6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97
                                               Telecom Utility Portfolio Class 2
      7/9/01@-
      1/31/02      11.97       0.32         (1.91)         (1.59)        (0.37)            --          (0.37)       10.01
      1/31/03      10.01       0.38         (2.69)         (2.31)        (0.86)            --          (0.86)        6.84
      1/31/04       6.84       0.35          1.24           1.59         (0.47)            --          (0.47)        7.96
                                               Telecom Utility Portfolio Class 3
      11/11/02@-
      1/31/03       6.75       0.09            --           0.09            --             --             --         6.84
      1/31/04       6.84       0.33          1.25           1.58         (0.47)            --          (0.47)        7.95

      ---------  ------------------------------------------------------------
                                                     RATIO OF NET
                              NET       RATIO OF      INVESTMENT
                             ASSETS    EXPENSES TO    INCOME TO
                             END OF      AVERAGE       AVERAGE
       PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ---------  ------------------------------------------------------------
                              Telecom Utility Portfolio Class 1
      1/31/00       5.01%   $120,159      0.84%          3.31%         121%
      1/31/01     (10.27)    112,682      0.84(1)        2.81(1)       104
      1/31/02     (16.46)     84,766      0.85(1)        6.09(1)       102
      1/31/03     (22.90)     52,982      0.95(2)        4.82(2)       123
      1/31/04      24.12      50,898      0.98(2)        4.83(2)        19
                              Telecom Utility Portfolio Class 2
      7/9/01@-
      1/31/02     (13.56)      1,421      1.01+(1)       5.16+(1)      102
      1/31/03     (22.99)      3,466      1.12(2)        4.90(2)       123
      1/31/04      23.78       3,835      1.13(2)        4.64(2)        19
                              Telecom Utility Portfolio Class 3
      11/11/02@
      1/31/03       1.33         103      1.29+(2)       6.18+(2)      123
      1/31/04      23.61         188      1.23(2)        4.41(2)        19

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%
   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Telecom Utility Class 1................................  0.07%   0.04%
       Telecom Utility Class 2................................  0.08    0.04
       Telecom Utility Class 3................................  0.07    0.04

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------

                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
      1/31/00      $27.88      $0.16        $ 4.75         $ 4.91        $(0.15)        $(1.40)        $(1.55)      $31.24
      1/31/01       31.24       0.19         (0.65)         (0.46)        (0.13)         (1.60)         (1.73)       29.05
      1/31/02       29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75
      1/31/03       21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88
      1/31/04       16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25
                                                Growth-Income Portfolio Class 2
      7/9/01@-
      1/31/02       25.28       0.05         (2.15)         (2.10)        (0.18)         (1.26)         (1.44)       21.74
      1/31/03       21.74       0.12         (4.85)         (4.73)        (0.15)            --          (0.15)       16.86
      1/31/04       16.86       0.10          5.42           5.52         (0.16)            --          (0.16)       22.22
                                                Growth-Income Portfolio Class 3
      9/30/02@-
      1/31/03       16.90       0.03         (0.08)         (0.05)           --             --             --        16.85
      1/31/04       16.85       0.07          5.44           5.51         (0.16)            --          (0.16)       22.20
                                          Federated American Leaders Portfolio Class 1
      1/31/00       16.62       0.20         (0.14)          0.06         (0.12)         (0.69)         (0.81)       15.87
      1/31/01       15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72
      1/31/02       16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      1/31/03       14.84       0.19         (3.27)         (3.08)        (0.15)           --           (0.15)       11.61
      1/31/04       11.61       0.21          3.63           3.84         (0.21)           --           (0.21)       15.24
                                          Federated American Leaders Portfolio Class 2
      7/9/01@-
      1/31/02       16.11       0.07         (0.75)         (0.68)        (0.20)         (0.39)         (0.59)       14.84
      1/31/03       14.84       0.16         (3.28)         (3.12)        (0.13)           --           (0.13)       11.59
      1/31/04       11.59       0.19          3.63           3.82         (0.19)           --           (0.19)       15.22
                                          Federated American Leaders Portfolio Class 3
      9/30/02@-
      1/31/03       11.10       0.05          0.44           0.49           --             --             --         11.59
      1/31/04       11.59       0.16          3.64           3.80         (0.19)           --           (0.19)       15.20

      ----------  --------------------------------------------------------------
                                                        RATIO OF NET
                                NET        RATIO OF      INVESTMENT
                               ASSETS     EXPENSES TO    INCOME TO
                               END OF       AVERAGE       AVERAGE
        PERIOD     TOTAL       PERIOD         NET           NET        PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                                 Growth-Income Portfolio Class 1
      1/31/00       18.37%   $1,828,340      0.56%          0.56%          43%
      1/31/01       (1.63)    1,931,070      0.57           0.60           52
      1/31/02      (19.96)    1,450,218      0.58           0.62           56
      1/31/03      (21.61)      877,271      0.59(1)        0.79(1)        45
      1/31/04       33.04       981,864      0.64(1)        0.62(1)        56
                                 Growth-Income Portfolio Class 2
      7/9/01@-
      1/31/02       (8.11)       14,959      0.74+          0.44+          56
      1/31/03      (21.75)       35,928      0.74(1)        0.64(1)        45
      1/31/04       32.84        49,786      0.79(1)        0.46(1)        56
                                 Growth-Income Portfolio Class 3
      9/30/02@-
      1/31/03       (0.30)        2,139      0.81+(1)       0.53+(1)       45
      1/31/04       32.76        10,635      0.90(1)        0.31(1)        56
                           Federated American Leaders Portfolio Class 1
      1/31/00        0.17       208,488      0.77           1.17           34
      1/31/01       10.62       231,716      0.76           1.56           46
      1/31/02       (7.53)      270,692      0.76           1.05           33
      1/31/03      (20.76)      191,653      0.76(1)        1.41(1)        32
      1/31/04       33.25       224,293      0.84(1)        1.55(1)        31
                           Federated American Leaders Portfolio Class 2
      7/9/01@-
      1/31/02       (4.07)        6,864      0.91+          0.92+          33
      1/31/03      (20.98)       16,432      0.92(1)        1.30(1)        32
      1/31/04       33.13        22,101      0.99(1)        1.40(1)        31
                           Federated American Leaders Portfolio Class 3
      9/30/02@-
      1/31/03        4.41         1,119      0.98+(1)       1.32+(1)       32
      1/31/04       32.92         9,470      1.09(1)        1.19(1)        31

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Growth-Income Class 1..................................  0.01%   0.04%
       Growth-Income Class 2..................................  0.01    0.04
       Growth-Income Class 3..................................  0.01    0.04
       Federated American Leaders Class 1.....................  0.01    0.07
       Federated American Leaders Class 2.....................  0.02    0.07
       Federated American Leaders Class 3.....................  0.01    0.07

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------

                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
      1/31/00      $24.38      $0.13        $ 3.06         $ 3.19        $(0.20)        $(0.93)        $(1.13)      $26.44
      1/31/01       26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37
      1/31/02       29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58
      1/31/03       20.58       0.15         (3.40)         (3.25)        (0.12)           --           (0.12)       17.21
      1/31/04       17.21       0.21          6.47           6.68         (0.17)           --           (0.17)       23.72
                                             Davis Venture Value Portfolio Class 2
      7/9/01@-
      1/31/02       26.21       0.05         (1.57)         (1.52)        (0.12)         (4.00)         (4.12)       20.57
      1/31/03       20.57       0.12         (3.39)         (3.27)        (0.10)           --           (0.10)       17.20
      1/31/04       17.20       0.17          6.47           6.64         (0.15)           --           (0.15)       23.69
                                             Davis Venture Value Portfolio Class 3
      9/30/02@-
      1/31/03       16.49       0.03          0.67           0.70           --             --             --         17.19
      1/31/04       17.19       0.12          6.49           6.61         (0.14)           --           (0.14)       23.66
                                            "Dogs" of Wall Street Portfolio Class 1
      1/31/00        9.60       0.21         (1.12)         (0.91)        (0.05)         (0.26)         (0.31)        8.38
      1/31/01        8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02
      1/31/02        9.02       0.20          0.36           0.56         (0.20)           --           (0.20)        9.38
      1/31/03        9.38       0.22         (1.44)         (1.22)        (0.17)           --           (0.17)        7.99
      1/31/04        7.99       0.24          2.07           2.31         (0.24)           --           (0.24)       10.06
                                            "Dogs" of Wall Street Portfolio Class 2
      7/9/01@-
      1/31/02        9.15       0.09          0.34           0.43         (0.20)           --           (0.20)        9.38
      1/31/03        9.38       0.19         (1.43)         (1.24)        (0.16)           --           (0.16)        7.98
      1/31/04        7.98       0.22          2.08           2.30         (0.23)           --           (0.23)       10.05
                                            "Dogs" of Wall Street Portfolio Class 3
      9/30/02@-
      1/31/03        7.90       0.05          0.03           0.08           --             --             --          7.98
      1/31/04        7.98       0.19          2.10           2.29         (0.23)           --           (0.23)       10.04

      ----------  --------------------------------------------------------------
                                                        RATIO OF NET
                                NET        RATIO OF      INVESTMENT
                               ASSETS     EXPENSES TO    INCOME TO
                               END OF       AVERAGE       AVERAGE
        PERIOD     TOTAL       PERIOD         NET           NET        PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                              Davis Venture Value Portfolio Class 1
      1/31/00       13.42%   $2,303,994      0.74%          0.51%          23%
      1/31/01       12.72     2,808,045      0.75           0.47           26
      1/31/02      (15.57)    2,323,050      0.76           0.49           30
      1/31/03      (15.79)    1,612,985      0.75           0.81           17
      1/31/04       38.95     2,004,101      0.77           1.03           13
                              Davis Venture Value Portfolio Class 2
      7/9/01@-
      1/31/02       (5.48)       33,826      0.92+          0.43+          30
      1/31/03      (15.88)       95,566      0.90           0.69           17
      1/31/04       38.68       176,392      0.92           0.84           13
                              Davis Venture Value Portfolio Class 3
      9/30/02@-
      1/31/03        4.24         7,105      0.97+          0.48+          17
      1/31/04       38.54        88,056      1.03           0.61           13
                             "Dogs" of Wall Street Portfolio Class 1
      1/31/00      (10.02)       98,924      0.67           2.11           51
      1/31/01       12.05        92,070      0.72           2.76           55
      1/31/02        6.34       112,588      0.71           2.22           35
      1/31/03      (13.07)       99,103      0.69           2.42           67
      1/31/04       29.27       105,109      0.71           2.67           56
                             "Dogs" of Wall Street Portfolio Class 2
      7/9/01@-
      1/31/02        4.79         3,049      0.86+          1.78+          35
      1/31/03      (13.26)       10,735      0.84           2.29           67
      1/31/04       29.12        20,038      0.86           2.46           56
                             "Dogs" of Wall Street Portfolio Class 3
      9/30/02@-
      1/31/03        1.01           569      0.92+          1.91+          67
      1/31/04       28.95         6,743      0.96           2.21           56

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 1
      1/31/00     $35.26     $(0.04)       $ 4.46         $ 4.42        $(0.05)        $(3.05)        $(3.10)      $36.58
      1/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20
      1/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41
      1/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      1/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84
                                               Alliance Growth Portfolio Class 2
      7/9/01@
      1/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40
      1/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52
      1/31/04      13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82
                                               Alliance Growth Portfolio Class 3
      9/30/02@
      1/31/03      14.17       0.01         (0.67)         (0.66)           --             --             --        13.51
      1/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80
                                           Goldman Sachs Research Portfolio Class 1
      7/3/00-
      1/31/01      10.00      (0.03)        (0.01)         (0.04)           --          (0.04)         (0.04)        9.92
      1/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79
      1/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12
      1/31/04       5.12         --          1.52           1.52            --             --             --         6.64
                                           Goldman Sachs Research Portfolio Class 2
      7/9/01@
      1/31/02       8.11      (0.03)        (1.30)         (1.33)           --             --             --         6.78
      1/31/03       6.78      (0.02)        (1.65)         (1.67)           --             --             --         5.11
      1/31/04       5.11      (0.01)         1.51           1.50            --             --             --         6.61
                                           Goldman Sachs Research Portfolio Class 3
      9/30/02@-
      1/31/03       4.90      (0.01)         0.22           0.21            --             --             --         5.11
      1/31/04       5.11      (0.02)         1.52           1.50            --             --             --         6.61

      ---------  ---------------------------------------------------------------------
                                NET        RATIO OF       RATIO OF NET
                               ASSETS     EXPENSES TO      INVESTMENT
                               END OF       AVERAGE     INCOME (LOSS) TO
       PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED    RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ---------  ---------------------------------------------------------------------
                                   Alliance Growth Portfolio Class 1
      1/31/00       14.09%   $2,875,413      0.63%           (0.11)%             77%
      1/31/01      (10.17)    2,810,098      0.64            (0.10)             101
      1/31/02      (23.05)    1,928,115      0.65             0.17               86
      1/31/03      (30.08)    1,007,655      0.65(1)          0.19(1)            51
      1/31/04       32.17     1,105,466      0.68(1)          0.27(1)            63
                                   Alliance Growth Portfolio Class 2
      7/9/01@
      1/31/02       (4.67)       20,918      0.81+           (0.10)+             86
      1/31/03      (30.17)       42,038      0.80(1)          0.07(1)            51
      1/31/04       31.94        67,731      0.83(1)          0.10(1)            63
                                   Alliance Growth Portfolio Class 3
      9/30/02@
      1/31/03       (4.66)        2,490      0.88+(1)         0.19+(1)           51
      1/31/04       31.85        27,900      0.94(1)         (0.07)(1)           63
                               Goldman Sachs Research Portfolio Class 1
      7/3/00-
      1/31/01       (0.42)       39,903      1.35+(2)(3)      (0.54)+(2)(3)     115
      1/31/02      (31.55)       28,382      1.35(3)         (0.49)(3)          144
      1/31/03      (24.59)       23,828      1.35(3)         (0.21)(3)          198
      1/31/04       29.69        24,076      1.35(3)         (0.03)(3)           52
                               Goldman Sachs Research Portfolio Class 2
      7/9/01@
      1/31/02      (16.40)        2,049      1.50+(3)        (0.75)+(3)         144
      1/31/03      (24.63)        4,085      1.50(3)         (0.37)(3)          198
      1/31/04       29.35         6,360      1.50(3)         (0.19)(3)           52
                               Goldman Sachs Research Portfolio Class 3
      9/30/02@-
      1/31/03        4.29           119      1.60+(3)        (0.56)+(3)         198
      1/31/04       29.35           418      1.60(3)         (0.30)(3)           52

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Alliance Growth Portfolio Class 1......................  0.00%   0.02%
       Alliance Growth Portfolio Class 2......................  0.01    0.02
       Alliance Growth Portfolio Class 3......................  0.02    0.02

   (2) The ratios reflect an expense cap of 1.35% which is net of custody credits (0.01%) or waivers/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                             ---------------------------------------    -----------------------------------------
                                             1/00    1/01+    1/02    1/03     1/04     1/00     1/01+    1/02     1/03     1/04
                                             ---------------------------------------    -----------------------------------------
       Goldman Sachs Research Class 1......   --%    1.63%    1.49%    1.44%   1.53%       --%   (0.82)%  (0.63)%  (0.30)%  (0.21)%
       Goldman Sachs Research Class 2......   --       --     1.70+    1.58    1.68        --      --     (0.94)+  (0.44)   (0.37)
       Goldman Sachs Research Class 3......   --       --      --      1.60+   1.77        --      --        --    (0.56)+  (0.47)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
      1/31/00     $16.98     $ 0.10        $ 0.11         $ 0.21        $(0.03)        $(3.81)        $(3.84)      $13.35
      1/31/01      13.35       0.08          0.42           0.50         (0.08)            --          (0.08)       13.77
      1/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79
      1/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35
      1/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58
                                      MFS Massachusetts Investors Trust Portfolio Class 2
      7/9/01@
      1/31/02      12.10       0.02         (0.71)         (0.69)        (0.07)         (0.54)         (0.61)       10.80
      1/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35
      1/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58
                                      MFS Massachusetts Investors Trust Portfolio Class 3
      9/30/02@-
      1/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35
      1/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57
                                           Putnam Growth: Voyager Portfolio Class 1
      1/31/00      23.53      (0.02)         3.76           3.74         (0.01)         (0.78)         (0.79)       26.48
      1/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85
      1/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89
      1/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03
      1/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25
                                           Putnam Growth: Voyager Portfolio Class 2
      7/9/01@-
      1/31/02      17.41         --         (1.94)         (1.94)           --          (0.59)         (0.59)       14.88
      1/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02
      1/31/04      11.02         --          3.22           3.22         (0.01)            --          (0.01)       14.23
                                           Putnam Growth: Voyager Portfolio Class 3
      9/30/02@-
      1/31/03      10.88         --          0.14           0.14            --             --             --        11.02
      1/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22

      ---------  --------------------------------------------------------------------
                              NET       RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS             ASSETS          TURNOVER
      ---------  --------------------------------------------------------------------
                         MFS Massachusetts Investors Trust Portfolio Class 1
      1/31/00       1.77%   $337,222      0.75%              0.66%              64%
      1/31/01       3.71     369,518      0.76               0.58               81
      1/31/02     (17.15)    323,404      0.78               0.66               82
      1/31/03     (21.88)    210,436      0.78(1)            0.73(1)            65
      1/31/04      27.73     237,182      0.82(1)            0.81(1)            93
                         MFS Massachusetts Investors Trust Portfolio Class 2
      7/9/01@
      1/31/02      (5.67)      5,674      0.93+              0.37+              82
      1/31/03     (22.04)     17,154      0.92(1)            0.62(1)            65
      1/31/04      27.56      29,479      0.97(1)            0.65(1)            93
                         MFS Massachusetts Investors Trust Portfolio Class 3
      9/30/02@-
      1/31/03       1.83       1,353      0.99+(1)           0.53+(1)           65
      1/31/04      27.40      16,650      1.08(1)            0.50(1)            93
                               Putnam Growth: Voyager Portfolio Class 1
      1/31/00      16.51     783,896      0.80              (0.09)              76
      1/31/01     (13.68)    732,943      0.79              (0.10)              84
      1/31/02     (25.71)    486,747      0.82               0.11               94
      1/31/03     (25.77)    271,199      0.86(1)            0.19(1)           120
      1/31/04      29.51     288,148      0.93(1)            0.08(1)            56
                               Putnam Growth: Voyager Portfolio Class 2
      7/9/01@-
      1/31/02     (11.09)      3,960      0.99+             (0.05)+             94
      1/31/03     (25.87)      8,977      1.01(1)            0.09(1)           120
      1/31/04      29.27      11,344      1.08(1)           (0.08)(1)           56
                               Putnam Growth: Voyager Portfolio Class 3
      9/30/02@-
      1/31/03       1.29         577      1.09+(1)           0.00+(1)          120
      1/31/04      29.14       2,260      1.18(1)           (0.22)(1)           56

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class

   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                                -------------
                                                                                1/03     1/04
                                                                                -------------
       MFS Massachusetts Investors Trust Class 1............................    0.02%    0.05%
       MFS Massachusetts Investors Trust Class 2............................    0.02     0.05
       MFS Massachusetts Investors Trust Class 3............................    0.02     0.05
       Putnam Growth: Voyager Class 1.......................................    0.01     0.04
       Putnam Growth: Voyager Class 2.......................................    0.02     0.04
       Putnam Growth: Voyager Class 3.......................................    0.02     0.04

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      -----------------------------------------------------------------------------------------------------------------------------
                   NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                  ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                  VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD   BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
       ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
      -----------------------------------------------------------------------------------------------------------------------------
                                                   Blue Chip Growth Portfolio Class 1
      7/5/00-
      1/31/01    $10.00     $ 0.06        $(1.24)        $(1.18)       $(0.03)         $  --         $(0.03)      $ 8.79    (11.82)%
      1/31/02      8.79       0.03         (2.20)         (2.17)           --             --             --         6.62    (24.64)
      1/31/03      6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76    (27.85)
      1/31/04      4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18     30.04
                                                   Blue Chip Growth Portfolio Class 2
      7/9/01@-
      1/31/02      7.31         --         (0.69)         (0.69)           --             --             --         6.62     (9.41)
      1/31/03      6.62       0.00         (1.85)         (1.85)        (0.01)            --          (0.01)        4.76    (27.93)
      1/31/04      4.76       0.00          1.41           1.41         (0.00)            --          (0.00)        6.17     29.66
                                                   Blue Chip Growth Portfolio Class 3
      9/30/02@-
      1/31/03      4.76       0.00          0.00           0.00            --             --             --         4.76      0.00
      1/31/04      4.76       0.00          1.41           1.41            --             --             --         6.17     29.62
                                                      Real Estate Portfolio Class 1
      1/31/00      9.61       0.39         (1.14)         (0.75)        (0.33)            --          (0.33)        8.53     (8.03)
      1/31/01      8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40     26.40
      1/31/02     10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80      7.12
      1/31/03     10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89      3.41
      1/31/04     10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
                                                      Real Estate Portfolio Class 2
      7/9/01@-
      1/31/02     11.04       0.37         (0.30)          0.07         (0.32)            --          (0.32)       10.79      0.78
      1/31/03     10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87      3.24
      1/31/04     10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59     46.84
                                                      Real Estate Portfolio Class 3
      9/30/02@-
      1/31/03     10.93       0.19         (0.25)         (0.06)           --             --             --        10.87     (0.55)
      1/31/04     10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57     46.62

      --------  -----------------------------------------------------
                  NET       RATIO OF       RATIO OF NET
                 ASSETS    EXPENSES TO      INVESTMENT
                 END OF      AVERAGE     INCOME (LOSS) TO
       PERIOD    PERIOD        NET         AVERAGE NET      PORTFOLIO
       ENDED     (000S)      ASSETS           ASSETS        TURNOVER
      --------  -----------------------------------------------------
                         Blue Chip Growth Portfolio Class 1
      7/5/00-
      1/31/01   $ 15,801      0.85%+(2)        1.06%+(2)        81%
      1/31/02     29,342      0.85(2)          0.36(2)         125
      1/31/03     20,303      0.85(2)          0.20(2)         103
      1/31/04     33,277      0.85(2)          0.19(2)         124
                         Blue Chip Growth Portfolio Class 2
      7/9/01@-
      1/31/02      2,624      1.00+(2)        (0.01)+(2)       125
      1/31/03      7,681      1.00(2)          0.08(2)         103
      1/31/04     13,868      1.00(2)          0.04(2)         124
                         Blue Chip Growth Portfolio Class 3
      9/30/02@
      1/31/03        405      1.11+(2)        (0.05)+(1)(2)    103
      1/31/04      4,677      1.10(2)         (0.07)(2)        124
                            Real Estate Portfolio Class 1
      1/31/00     53,766      0.92             4.24             61
      1/31/01     76,224      0.96             4.05             28
      1/31/02     85,794      0.92             5.32             62
      1/31/03     95,829      0.89             4.89             52
      1/31/04    139,355      0.88             3.76             18
                            Real Estate Portfolio Class 2
      7/9/01@-
      1/31/02      1,726      1.07+            6.30+            62
      1/31/03     10,974      1.03             5.10             52
      1/31/04     23,007      1.03             3.48             18
                            Real Estate Portfolio Class 3
      9/30/02@
      1/31/03        829      1.12+            5.61+            52
      1/31/04     12,542      1.13             2.33             18

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.40% which is net of custody credits(0.01%) or waivers/reimbursements if applicable.
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                           EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                             -------------------------------------    -------------------------------------------
                                             1/00    1/01+    1/02    1/03    1/04    1/00     1/01+    1/02       1/03     1/04
                                             -------------------------------------    -------------------------------------------
       Blue Chip Growth Class 1............   --%    1.81%    1.16%   0.94%   0.94%      --%   0.10%     0.05%      0.11%    0.10%
       Blue Chip Growth Class 2............   --       --     1.25+   1.06    1.09       --      --     (0.26)+     0.02    (0.05)
       Blue Chip Growth Class 3............   --       --      --     1.11+   1.18       --      --        --      (0.05)+  (0.15)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      -----------------------------------------------------------------------------------------------------------------------------
                   NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                  ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                  VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD   BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
       ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
      -----------------------------------------------------------------------------------------------------------------------------
                                                  MFS Mid-Cap Growth Portfolio Class 1
      4/01/99#-
      1/31/00    $10.00     $(0.01)       $ 5.84         $ 5.83        $   --         $(0.23)        $(0.23)      $15.60     58.26%
      1/31/01     15.60      (0.04)         3.76           3.72            --          (0.33)         (0.33)       18.99     23.97
      1/31/02     18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00    (34.93)
      1/31/03     10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81    (41.90)
      1/31/04      5.81      (0.03)         2.56           2.53            --             --             --         8.34     43.55
                                                  MFS Mid-Cap Growth Portfolio Class 2
      7/9/01@
      1/31/02     15.37      (0.04)        (2.96)         (3.00)           --          (2.38)         (2.38)        9.99    (19.67)
      1/31/03      9.99      (0.03)        (4.16)         (4.19)           --             --             --         5.80    (41.94)
      1/31/04      5.80      (0.04)         2.54           2.50            --             --             --         8.30     43.10
                                                  MFS Mid-Cap Growth Portfolio Class 3
      9/30/02@-
      1/31/03      5.47      (0.01)         0.33           0.32            --             --             --         5.79      5.85
      1/31/04      5.79      (0.05)         2.55           2.50            --             --             --         8.29     43.18
                                                   Aggressive Growth Portfolio Class 1
      1/31/00     15.52         --          8.59           8.59         (0.03)         (1.36)         (1.39)       22.72     60.62
      1/31/01     22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
      1/31/02     17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
      1/31/03      8.84      (0.02)        (2.13)         (2.15)        (0.02)(5)         --          (0.02)        6.67    (24.28)
      1/31/04      6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83
                                                   Aggressive Growth Portfolio Class 2
      7/9/01@
      1/31/02     14.39      (0.02)        (2.39)         (2.41)        (0.05)         (3.09)         (3.14)        8.84    (15.94)
      1/31/03      8.84      (0.03)        (2.12)         (2.15)        (0.02)(5)         --          (0.02)        6.67    (24.37)
      1/31/04      6.67      (0.04)         2.22           2.18            --             --             --         8.85     32.68
                                                   Aggressive Growth Portfolio Class 3
      9/30/02@-
      1/31/03      6.79      (0.01)        (0.11)         (0.12)           --             --             --         6.67     (1.77)
      1/31/04      6.67      (0.05)         2.22           2.17            --             --             --         8.84     32.53

      --------  -----------------------------------------------------
                  NET       RATIO OF       RATIO OF NET
                 ASSETS    EXPENSES TO      INVESTMENT
                 END OF      AVERAGE     INCOME (LOSS) TO
       PERIOD    PERIOD        NET         AVERAGE NET      PORTFOLIO
       ENDED    (000'S)      ASSETS           ASSETS        TURNOVER
      --------  -----------------------------------------------------
                        MFS Mid-Cap Growth Portfolio Class 1
      4/01/99#
      1/31/00   $ 81,636      1.15%+(1)(3)       (0.13)%+(1)(3)    108%
      1/31/01    367,523      0.82(2)(3)+       (0.20)(2)(3)+    146
      1/31/02    280,024      0.82(3)          (0.25)(3)        96
      1/31/03    123,948      0.84(3)(4)       (0.48)(3)(4)    164
      1/31/04    199,807      0.87(3)(4)       (0.47)(3)(4)     92
                        MFS Mid-Cap Growth Portfolio Class 2
      7/9/01@
      1/31/02     11,418      0.98+(3)         (0.61)+(3)       96
      1/31/03     25,369      1.00(3)(4)       (0.55)(3)(4)    164
      1/31/04     53,167      1.02(3)(4)       (0.63)(3)(4)     92
                        MFS Mid-Cap Growth Portfolio Class 3
      9/30/02@
      1/31/03      2,406      1.04+(3)(4)       (0.35)+(3)(4)    164
      1/31/04     32,377      1.12(3)(4)       (0.77)(3)(4)     92
                         Aggressive Growth Portfolio Class 1
      1/31/00    450,073      0.75              0.02           131
      1/31/01    495,826      0.70              0.23           263
      1/31/02    293,084      0.75              0.21           229
      1/31/03    156,449      0.77             (0.24)          150
      1/31/04    198,390      0.79             (0.39)          103
                         Aggressive Growth Portfolio Class 2
      7/9/01@
      1/31/02      2,905      0.92+            (0.32)+         229
      1/31/03      6,878      0.92             (0.38)          150
      1/31/04     13,218      0.94             (0.55)          103
                         Aggressive Growth Portfolio Class 3
      9/30/02@
      1/31/03        301      0.99+            (0.46)+         150
      1/31/04      3,219      1.05             (0.68)          103

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.15% which is net of custody credits (0.02%) or waivers/reimbursements if applicable.
   (2)  Gross of custody credits of 0.01%
   (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                     EXPENSES                              NET INVESTMENT INCOME (LOSS)
                                     -----------------------------------------   ------------------------------------------------
                                     1/00    1/01     1/02      1/03     1/04+   1/00       1/01     1/02       1/03       1/04+
                                     -----------------------------------------   ------------------------------------------------
       MFS Mid-Cap Growth Class
        1..........................  1.19%+  0.82%    0.82%     0.84%    0.87%   (0.17)%+   (0.20)%  (0.25)%    (0.48)%    (0.47)%
       MFS Mid-Cap Growth Class
        2..........................   --      --      0.95+     1.00     1.02       --        --     (0.61)+    (0.55)     (0.63)
       MFS Mid-Cap Growth Class
        3..........................   --      --        --      1.04+    1.12       --        --       --       (0.35)+    (0.77)

   (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                     ------------
                                     1/03    1/04
                                     ------------
       MFS Mid-Cap Growth Class
        1..........................  0.02%   0.05%
       MFS Mid-Cap Growth Class
        2..........................  0.03    0.05
       MFS Mid-Cap Growth Class
        3..........................  0.02    0.05

   (5) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Portfolio Class 1
      7/5/00#-
      1/31/01      $10.00     $ 0.07        $(1.10)        $(1.03)       $(0.04)        $   --         $(0.04)      $ 8.93
      1/31/02        8.93      (0.02)        (3.06)         (3.08)           --             --             --         5.85
      1/31/03        5.85      (0.03)        (2.32)         (2.35)           --             --             --         3.50
      1/31/04        3.50      (0.02)         1.47           1.45            --             --             --         4.95
                                             Growth Opportunities Portfolio Class 2
      7/9/01@-
      1/31/02        6.32      (0.02)        (0.46)         (0.48)           --             --             --         5.84
      1/31/03        5.84      (0.03)        (2.32)         (2.35)           --             --             --         3.49
      1/31/04        3.49      (0.03)         1.47           1.44            --             --             --         4.93
                                             Growth Opportunities Portfolio Class 3
      9/30/02@-
      1/31/03        3.33      (0.03)         0.19           0.16            --             --             --         3.49
      1/31/04        3.49      (0.03)         1.46           1.43            --             --             --         4.92
                                                Marsico Growth Portfolio Class 1
      12/29/00#-
      1/31/01       10.00       0.01          0.53           0.54            --             --             --        10.54
      1/31/02       10.54       0.01         (1.74)         (1.73)           --          (0.02)         (0.02)        8.79
      1/31/03        8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51
      1/31/04        7.51      (0.02)         2.47           2.45            --             --             --         9.96
                                                Marsico Growth Portfolio Class 2
      7/9/01@-
      1/31/02        8.90      (0.02)        (0.07)         (0.09)           --          (0.02)         (0.02)        8.79
      1/31/03        8.79      (0.02)        (1.27)         (1.29)           --             --             --         7.50
      1/31/04        7.50      (0.03)         2.46           2.43            --             --             --         9.93
                                                Marsico Growth Portfolio Class 3
      9/30/02@-
      1/31/03        7.94         --         (0.45)         (0.45)           --             --             --         7.49
      1/31/04        7.49      (0.04)         2.47           2.43            --             --             --         9.92

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                  Growth Opportunities Portfolio Class 1
      7/5/00#-
      1/31/01      (10.30)%  $28,836       1.00%+(3)           1.16%+(3)            86%
      1/31/02      (34.48)    33,797       1.00(3)            (0.26)(3)            339
      1/31/03      (40.17)    12,307       1.00(3)            (0.62)(3)            243
      1/31/04       41.43     31,640       1.00(3)            (0.45)(3)            178
                                  Growth Opportunities Portfolio Class 2
      7/9/01@-
      1/31/02       (7.58)     1,463       1.15+(3)           (0.50)+(3)           329
      1/31/03      (40.24)     3,260       1.15(3)            (0.77)(3)            243
      1/31/04       41.26      7,802       1.15(3)            (0.60)(3)            178
                                  Growth Opportunities Portfolio Class 3
      9/30/02@-
      1/31/03        4.80        305       1.24+(3)           (0.80)+(3)           243
      1/31/04       40.97      2,424       1.25(3)            (0.69)(3)            178
                                     Marsico Growth Portfolio Class 1
      12/29/00#-
      1/31/01        5.40      5,596       1.00+(1)(3)         0.73+(1)(3)          10
      1/31/02      (16.35)    14,810       1.00(2)(3)          0.12(2)(3)          128
      1/31/03      (14.55)    43,872       1.00(3)            (0.15)(3)            124
      1/31/04       32.62     81,784       1.00(3)            (0.22)(3)             86
                                     Marsico Growth Portfolio Class 2
      7/9/01@-
      1/31/02       (0.97)     4,019       1.15+(2)(3)        (0.37)+(2)(3)        128
      1/31/03      (14.68)    17,930       1.15(3)            (0.31)(3)            124
      1/31/04       32.40     41,204       1.15(3)            (0.36)(3)             86
                                     Marsico Growth Portfolio Class 3
      9/30/02@-
      1/31/03       (5.67)     1,218       1.18+(3)           (0.12)+(3)           124
      1/31/04       32.44     14,130       1.25(3)            (0.43)(3)             86

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.44%) or waivers/reimbursements if applicable.
   (2) The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits (0.01%) or waiver/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                          EXPENSES                           NET INVESTMENT INCOME (LOSS)
                                           ---------------------------------------    -------------------------------------------
                                           1/00    1/01    1/02      1/03    1/04     1/00    1/01     1/02        1/03     1/04
                                           ---------------------------------------    -------------------------------------------
       Growth Opportunities Class 1....     --%    1.26%+  1.19%     1.07%   1.05%     --%     0.90%+  (0.44)%     (0.69)%  (0.50)%
       Growth Opportunities Class 2....     --      --     1.31+     1.21    1.20      --        --    (0.66)+     (0.83)   (0.65)
       Growth Opportunities Class 3....     --      --      --       1.24+   1.28      --        --       --       (0.80)+  (0.72)
       Marsico Growth Class 1..........     --     4.73+   1.86(4)   1.04    0.97      --     (3.00)+  (0.73)(4)   (0.19)   (0.19)
       Marsico Growth Class 2..........     --      --     1.73+(4)  1.18    1.12      --        --    (0.96)+(4)  (0.34)   (0.33)
       Marsico Growth Class 3..........     --      --      --       1.27+   1.21      --        --       --       (0.07)+  (0.39)

   (4)  Gross of custody credits of 0.01%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                  Technology Portfolio Class 1
      7/3/00#-
      1/31/01      $10.00     $(0.04)       $(2.80)        $(2.84)       $   --         $   --         $   --       $ 7.16
      1/31/02        7.16      (0.05)        (3.69)         (3.74)           --             --             --         3.42
      1/31/03        3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      1/31/04        1.79      (0.03)         1.07           1.04            --             --             --         2.83
                                                  Technology Portfolio Class 2
      7/9/01@-
      1/31/02        4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42
      1/31/03        3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      1/31/04        1.79      (0.03)         1.07           1.04            --             --             --         2.83
                                                  Technology Portfolio Class 3
      9/30/02@-
      1/31/03        1.53      (0.01)         0.27           0.26            --             --             --         1.79
      1/31/04        1.79      (0.03)         1.06           1.03            --             --             --         2.82
                                            Small & Mid Cap Value Portfolio Class 2
      8/1/02#-
      1/31/03       10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86
      1/31/04        9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94
                                            Small & Mid Cap Value Portfolio Class 3
      9/30/02@-
      1/31/03        9.22       0.01          0.63           0.64         (0.00)            --             --         9.86
      1/31/04        9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                       Technology Portfolio Class 1
      7/3/00#-
      1/31/01      (28.40)%  $56,323       1.49%+             (0.93)%+              98%
      1/31/02      (52.23)    40,156       1.45               (1.23)               109
      1/31/03      (47.66)    23,828       1.50(2)            (1.36)(2)            135
      1/31/04       58.10     59,813       1.49(2)            (1.32)(2)            123
                                       Technology Portfolio Class 2
      7/9/01@-
      1/31/02      (15.35)     2,312       1.60+              (1.46)+              109
      1/31/03      (47.66)     4,272       1.66(2)            (1.51)(2)            135
      1/31/04       58.10     13,164       1.64(2)            (1.46)(2)            123
                                       Technology Portfolio Class 3
      9/30/02@-
      1/31/03       16.99        360       1.66+(2)           (1.52)+(2)           135
      1/31/04       57.54      6,641       1.72(2)            (1.56)(2)            123
                                  Small & Mid Cap Value Portfolio Class 2
      8/1/02#-
      1/31/03       (1.34)     5,375       1.65+(1)            0.53+(1)              7
      1/31/04       42.14     26,269       1.65(1)            (0.07)(1)             16
                                  Small & Mid Cap Value Portfolio Class 3
      9/30/02@-
      1/31/03        6.98      2,618       1.75+(1)            0.41+(1)              7
      1/31/04       41.99     42,387       1.75(1)            (0.21)(1)             16

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                          EXPENSES                           NET INVESTMENT INCOME (LOSS)
                                           ---------------------------------------    -------------------------------------------
                                           1/00    1/01    1/02      1/03    1/04     1/00    1/01     1/02        1/03     1/04
                                           ---------------------------------------    -------------------------------------------
       Small & Mid Cap Value Class 2.....   --%     --%     --%      4.54%+   1.52%    --%       --%      --%      (2.35)%+  0.06%
       Small & Mid Cap Value Class 3.....   --      --      --       5.62+    1.56     --        --       --       (3.47)+  (0.02)

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Technology Class 1.....................................  0.02%   0.08%
       Technology Class 2.....................................  0.03    0.08
       Technology Class 3.....................................  0.04    0.08

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      1/31/00      $11.50     $ 0.15        $ 1.97         $ 2.12        $(0.45)        $(0.89)        $(1.34)      $12.28
      1/31/01       12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51
      1/31/02       12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07
      1/31/03        9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      1/31/04        7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21
                                       International Growth and Income Portfolio Class 2
      7/9/01@-
      1/31/02       10.48      (0.02)        (0.88)         (0.90)        (0.03)         (0.45)         (0.48)        9.10
      1/31/03        9.10       0.03         (1.92)         (1.89)        (0.04)            --          (0.04)        7.17
      1/31/04        7.17       0.11          3.07           3.18         (0.11)            --          (0.11)       10.24
                                       International Growth and Income Portfolio Class 3
      9/30/02@-
      1/31/03        7.26      (0.03)        (0.06)         (0.09)           --             --             --         7.17
      1/31/04        7.17       0.06          3.11           3.17         (0.11)            --          (0.11)       10.23
                                               Global Equities Portfolio Class 1
      1/31/00       18.61       0.06          4.00           4.06         (0.21)         (1.37)         (1.58)       21.09
      1/31/01       21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53
      1/31/02       17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49
      1/31/03       10.49       0.02         (2.64)         (2.62)           --             --             --         7.87
      1/31/04        7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55
                                               Global Equities Portfolio Class 2
      7/9/01@-
      1/31/02       13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48
      1/31/03       10.48         --         (2.63)         (2.63)           --             --             --         7.85
      1/31/04        7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51
                                               Global Equities Portfolio Class 3
      9/30/02@-
      1/31/03        7.76      (0.01)         0.09           0.08            --             --             --         7.84
      1/31/04        7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      1/31/00        17.99%   $253,962      1.21%            1.16%            75%
      1/31/01         3.95     342,114      1.18             0.95             80
      1/31/02       (23.67)    289,084      1.20             0.84            148
      1/31/03       (20.66)    177,883      1.22             1.08            264
      1/31/04        44.71     232,740      1.25(1)          1.41(1)         108
                          International Growth and Income Portfolio Class 2
      7/9/01@-
      1/31/02        (8.63)      4,964      1.37+           (0.45)+          148
      1/31/03       (20.78)     15,437      1.40             0.44            264
      1/31/04        44.53      27,823      1.40(1)          1.18(1)         108
                          International Growth and Income Portfolio Class 3
      9/30/02@-
      1/31/03        (1.24)      1,647      1.83+           (1.18)+          264
      1/31/04        44.35      14,408      1.50(1)          0.65(1)         108
                                  Global Equities Portfolio Class 1
      1/31/00        23.67     632,495      0.84             0.30             94
      1/31/01        (9.29)    650,067      0.84            (0.15)            93
      1/31/02       (27.72)    409,626      0.87             0.14             75
      1/31/03       (24.98)    221,301      0.93(1)          0.19(1)          71
      1/31/04        34.39     248,468      0.95(1)          0.23(1)          83
                                  Global Equities Portfolio Class 2
      7/9/01@-
      1/31/02        (8.38)      3,562      1.05+           (0.33)+           75
      1/31/03       (25.10)      9,083      1.08(1)          0.00(1)          71
      1/31/04        34.04      13,903      1.10(1)          0.06(1)          83
                                  Global Equities Portfolio Class 3
      9/30/02@-
      1/31/03         1.03         265      1.16+(1)        (0.30)+(1)        71
      1/31/04        34.05       3,387      1.20(1)         (0.14)(1)         83

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                             ------------
                                             1/03    1/04
                                             ------------
       International Growth and Income
        Class 1............................   --%    0.05%
       International Growth and Income
        Class 2............................   --     0.05
       International Growth and Income
        Class 3............................   --     0.05
       Global Equities Class 1.............  0.00    0.03
       Global Equities Class 2.............  0.01    0.03
       Global Equities Class 3.............  0.02    0.03

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------

                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
      1/31/00     $13.07      $ 0.13        $ 1.91         $ 2.04        $(0.21)        $(0.08)        $(0.29)      $14.82
      1/31/01      14.82        0.11         (1.91)         (1.80)        (0.12)         (2.14)         (2.26)       10.76
      1/31/02      10.76        0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24
      1/31/03       7.24        0.07         (2.13)            --            --             --             --         5.18
      1/31/04       5.18        0.07          1.96           2.03         (0.28)            --          (0.28)        6.93
                                      International Diversified Equities Portfolio Class 2
      7/9/01@-
      1/31/02       8.97       (0.02)        (1.08)         (1.10)           --          (0.65)         (0.65)        7.22
      1/31/03       7.22        0.03         (2.09)         (2.06)           --             --             --         5.16
      1/31/04       5.16        0.04          1.97           2.01         (0.27)            --          (0.27)        6.90
                                      International Diversified Equities Portfolio Class 3
      9/30/02@-
      1/31/03       5.49          --         (0.33)         (0.33)           --             --             --         5.16
      1/31/04       5.16        0.01          1.99           2.00         (0.27)            --          (0.27)        6.89
                                               Emerging Markets Portfolio Class 1
      1/31/00       6.22       (0.03)         4.81           4.78            --             --             --        11.00
      1/31/01      11.00       (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81
      1/31/02       7.81        0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79
      1/31/03       6.79        0.02         (0.74)         (0.72)        (0.02)(2)         --          (0.02)        6.05
      1/31/04       6.05        0.10          3.59           3.69            --             --             --         9.74
                                               Emerging Markets Portfolio Class 2
      7/9/01@-
      1/31/02       6.62       (0.02)         0.29           0.27         (0.02)         (0.08)         (0.10)        6.79
      01/31/03      6.79          --         (0.73)         (0.73)        (0.01)(2)         --          (0.01)        6.05
      1/31/04       6.05        0.09          3.57           3.66            --             --             --         9.71
                                               Emerging Markets Portfolio Class 3
      9/30/02@-
      1/31/03       5.70       (0.02)         0.37           0.35            --             --             --         6.05
      1/31/04       6.05        0.05          3.61           3.66            --             --             --         9.71

      ---------  ------------------------------------------------------------
                                                     RATIO OF NET
                                                      INVESTMENT
                              NET       RATIO OF        INCOME
                             ASSETS    EXPENSES TO    (LOSS) TO
                             END OF      AVERAGE       AVERAGE
       PERIOD     TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED    RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ---------  ------------------------------------------------------------
                     International Diversified Equities Portfolio Class 1
      1/31/00      15.85%   $464,988     1.22%           0.95%          65%
      1/31/01     (12.71)    442,009      1.21           0.89           72
      1/31/02     (27.07)    309,703      1.23           0.84           29
      1/31/03     (28.45)    156,911      1.22           0.97           48
      1/31/04      39.76     196,843      1.23           1.13           49
                     International Diversified Equities Portfolio Class 2
      7/9/01@-
      1/31/02     (12.87)      5,381      1.42+         (0.58)+         29
      1/31/03     (28.43)      8,619      1.33           0.53           48
      1/31/04      39.52      29,467      1.38           0.72           49
                     International Diversified Equities Portfolio Class 3
      9/30/02@-
      1/31/03      (6.01)      2,480      1.33+         (0.29)+         48
      1/31/04      39.29      39,947      1.48           0.11           49
                              Emerging Markets Portfolio Class 1
      1/31/00      76.86     102,740      1.90(1)       (0.41)(1)      145
      1/31/01     (26.87)     96,507      1.57          (0.22)         125
      1/31/02     (11.49)     82,624      1.53           0.51          113
      1/31/03     (10.63)     63,377      1.53           0.43          118
      1/31/04      60.99     104,999      1.66(3)        1.27(3)       112
                              Emerging Markets Portfolio Class 2
      7/9/01@-
      1/31/02       4.38         717      1.70+         (0.56)+        113
      01/31/03    (10.71)      3,164      1.74           0.05          118
      1/31/04      60.50       8,278      1.80(3)        1.03(3)       112
                              Emerging Markets Portfolio Class 3
      9/30/02@-
      1/31/03       6.14         276      2.12+         (0.56)+        118
      1/31/04      60.50       3,533      1.90(3)        0.54(3)       112

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total Return does include expense reimbursements and expense deductions.
     +  Annualized
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.90% which is net of custody credits (0.01%) or waiver/reimbursement if applicable.
   (2) Includes a tax return of capital of less than $0.01 per share.
   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ----
                                                                1/04
                                                                ----
       Emerging Markets Class 1...............................  0.11%
       Emerging Markets Class 2...............................  0.11
       Emerging Markets Class 3...............................  0.11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------

                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Foreign Value Portfolio Class 2
      8/1/02#-
      1/31/03     $10.00      $(0.03)       $(0.83)        $(0.86)       $(0.03)(2)     $   --         $(0.03)      $ 9.11
      1/31/04       9.11        0.03          3.91           3.94         (0.01)         (0.10)         (0.11)       12.94
                                                Foreign Value Portfolio Class 3
      9/30/02@-
      1/31/03       9.20       (0.03)        (0.03)         (0.06)        (0.03)(2)         --          (0.03)        9.11
      1/31/04       9.11        0.00          3.93           3.93          0.00          (0.10)         (0.10)       12.94

      ---------  -------------------------------------------------------------
                                                      RATIO OF NET
                                                       INVESTMENT
                               NET       RATIO OF        INCOME
                              ASSETS    EXPENSES TO    (LOSS) TO
                              END OF      AVERAGE       AVERAGE
       PERIOD      TOTAL      PERIOD        NET           NET        PORTFOLIO
        ENDED    RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
      ---------  -------------------------------------------------------------
                                Foreign Value Portfolio Class 2
      8/1/02#-
      1/31/03      (8.57)%   $  5,888      1.95%+(1)     (0.63)%+(1)      1%
      1/31/04      43.31       34,250      1.76(1)        0.26(1)         7
                                Foreign Value Portfolio Class 3
      9/30/02@-
      1/31/03      (0.64)       4,099      2.05+(1)      (1.04)+(1)       1
      1/31/04      43.18       63,404      1.76(1)        0.00(1)         7

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total Return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
     #  Commencement of operations
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                  ------------------------------------    ---------------------------------------
                                                  1/00    1/01    1/02    1/03    1/04    1/00    1/01    1/02    1/03      1/04
                                                  ------------------------------------    ---------------------------------------
       Foreign Value Class 2....................   --%     --%     --%    4.72%+  1.54%    --%     --%     --%    (3.40)%+   0.48%
       Foreign Value Class 3....................   --      --      --     6.21+   1.58     --      --      --     (5.20)+    0.18

   (2)  Includes a tax return of capital of $0.03 per share.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238